SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 7.9%
Basic Materials — 0.3%
LyondellBasell Industries NV, 6.000%, 11/15/21	$1,500,000	$1,551,846

Consumer, Cyclical — 0.1%
Royal Caribbean Cruises Ltd., 2.650%, 11/28/20	750,000	675,504

Consumer, Non-cyclical —0.5%
Mylan NV, 3.150%, 6/15/21	3,000,000	2,960,175

Energy — 1.1%
Shell International Finance BV, 2.125%, 5/11/20	6,365,000	6,358,497

Financial — 5.9%
Bank of Montreal MTN, 2.100%, 6/15/20	9,500,000	9,495,227
Bank of Montreal MTN, 3.100%, 7/13/20	5,600,000	5,614,676
Royal Bank of Canada GMTN, 2.160%, 4/30/21	8,000,000	7,821,384
Toronto-Dominion Bank (The) MTN, 3.000%, 6/11/20	11,263,000	11,203,740

		34,135,027

TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $45,981,554)		45,681,049

CORPORATE BONDS AND NOTES — 14.2%
Communications — 1.6%
AT&T, Inc., 2.781%, 7/15/21	3,000,000	2,932,308
Cisco Systems, Inc., 2.450%, 6/15/20	6,385,000	6,396,685

		9,328,993

Consumer, Cyclical — 2.5%
Walmart, Inc., 1.235%, 6/23/20	3,444,000	3,439,032
Walmart, Inc., 1.425%, 6/23/21	7,512,000	7,403,079
Walmart, Inc., 2.850%, 6/23/20	3,197,000	3,200,295

		14,042,406

Consumer, Non-cyclical — 3.1%
Allergan, Inc., 3.375%, 9/15/20	1,000,000	1,010,832
Amgen, Inc., 2.200%, 5/11/20	4,704,000	4,703,773
Anthem, Inc., 4.350%, 8/15/20	1,000,000	1,007,133
Biogen, Inc., 2.900%, 9/15/20	4,250,000	4,262,660
Campbell Soup Co., 1.371%, 3/15/21	3,000,000	2,904,903
Gilead Sciences, Inc., 2.550%, 9/01/20	1,910,000	1,915,841
Total System Services, Inc., 3.800%, 4/01/21	1,000,000	1,006,578
Unilever Capital Corp., 1.800%, 5/05/20	500,000	499,668

		17,311,388

Energy — 1.3%
Chevron Corp., 2.222%, 1/15/21	7,645,000	7,381,129

Financial — 3.2%
Bank of America Corp. MTN, 2.625%, 10/19/20	4,500,000	4,507,406
Goldman Sachs Group, Inc. (The), 2.625%, 4/25/21	1,000,000	1,001,028
HSBC USA, Inc., 2.750%, 8/07/20	1,685,000	1,677,149
KeyCorp MTN, 2.900%, 9/15/20	3,780,000	3,771,629
Morgan Stanley, 2.800%, 6/16/20	4,645,000	4,644,522

	FACE AMOUNT	VALUE†
Wells Fargo & Co. 1GMTN, 2.600%, 7/22/20	$3,000,000	$3,000,749

		18,602,483

Industrial —0.5%
General Dynamics Corp., 2.875%, 5/11/20	3,000,000	3,002,134

Technology — 1.5%
Apple, Inc., 2.007%, 5/06/20	1,500,000	1,499,637
Apple, Inc., 2.234%, 2/09/22	500,000	493,181
IBM Credit LLC, 2.079%, 1/20/21	6,000,000	5,908,717
QUALCOMM, Inc., 2.250%, 5/20/20	1,000,000	999,896

		8,901,431

Utilities — 0.5%
NextEra Energy Capital Holdings, Inc., 3.342%, 9/01/20	3,000,000	3,003,319

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $82,212,772)		81,573,283

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 21.9%
Agency Securities — 4.9%
Federal Farm Credit Banks, 0.750%, 4/16/21	28,350,000	28,371,195

U.S. Treasury Securities — 17.0%
United States Treasury Floating Rate Note, 0.130%, 10/31/20	37,000,000	36,996,714
United States Treasury Floating Rate Note, 0.200%, 1/31/21	1,000,000	1,000,381
United States Treasury Floating Rate Note, 0.224%, 4/30/21	60,000,000	60,064,956

		98,062,051

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Identified Cost $126,341,384)		126,433,246

SHORT-TERM INVESTMENTS — 56.1%
Agency Securities — 24.9%
Federal Home Loan Bank Discount Notes, 0.000%, 6/12/20 #	2,000,000	1,999,760
Federal Home Loan Bank Discount Notes, 0.000%, 5/26/20 #	5,000,000	4,999,542
Federal Home Loan Bank Discount Notes, 0.000%, 5/18/20 #	9,000,000	8,999,295
Federal Home Loan Bank Discount Notes, 0.000%, 5/06/20 #	30,500,000	30,498,221
Federal Home Loan Bank Discount Notes, 0.000%, 4/29/20 #	10,000,000	9,999,533
Federal Home Loan Bank Discount Notes, 0.000%, 4/28/20 #	12,000,000	11,999,460
Federal Home Loan Bank Discount Notes, 0.000%, 4/24/20 #	8,700,000	8,699,666
Federal Home Loan Bank Discount Notes, 0.000%, 4/22/20 #	10,000,000	9,999,650
Federal Home Loan Bank Discount Notes, 0.000%, 4/17/20 #	18,150,000	18,149,516
Federal Home Loan Bank Discount Notes, 0.000%, 4/13/20 #	10,000,000	9,999,800
Federal Home Loan Bank Discount Notes, 0.000%, 4/08/20 #	8,000,000	7,999,907
Federal Home Loan Bank Discount Notes, 0.000%, 4/03/20 #	15,000,000	14,999,950

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Agency Securities (Continued)
Federal Home Loan Bank Discount Notes, 0.000%, 4/02/20 #	$5,000,000	$4,999,992

		143,344,292

Commercial Papers — 25.6%
Apple, Inc., 1.570%, 5/07/20	2,750,000	2,745,682
Apple, Inc., 1.540%, 4/14/20	3,500,000	3,498,054
BNG Bank NV, 1.710%, 8/21/20	4,550,000	4,525,275
Coca-Cola Co. (The), 1.600%, 6/23/20	4,500,000	4,483,725
CPPIB Capital, Inc., 1.680%, 7/20/20	9,000,000	8,962,121
DBS Bank Ltd., 1.850%, 4/06/20	4,000,000	3,999,083
DBS Bank Ltd., 1.680%, 5/11/20	2,050,000	2,046,173
DBS Bank Ltd., 0.010%, 8/06/20	4,250,000	4,228,890
Eli Lilly & Co., 0.010%, 5/12/20	10,000,000	9,982,005
Eli Lilly & Co., 1.570%, 5/04/20	8,000,000	7,988,487
Erste Abwicklungsanstalt, 1.680%, 5/08/20	10,000,000	9,982,733
Exxon Mobil Corp., 0.010%, 6/03/20	4,000,000	3,984,946
Exxon Mobil Corp., 1.160%, 4/14/20	5,000,000	4,997,905
Landesbank Hessen-Thueringen Girozentrale, 1.700%, 7/27/20	6,000,000	5,975,279
Massachusetts Mutual Life Insurance Co., 1.620%, 4/17/20	12,000,000	11,991,467
Massachusetts Mutual Life Insurance Co., 0.010%, 4/09/20	5,000,000	4,998,778
Merck & Co., Inc., 1.450%, 4/13/20	10,000,000	9,995,167
Natl Rural Util Coop, 0.010%, 4/01/20	5,000,000	5,000,000
NRW Bank, 1.620%, 5/20/20	3,500,000	3,492,282
Pfizer, Inc., 1.630%, 4/16/20	12,250,000	12,241,731
Pfizer, Inc., 0.010%, 6/24/20	6,000,000	5,973,367
Simon Property Group, Inc., 1.130%, 4/13/20	3,000,000	2,998,870
Toronto Dominion Bank, 1.670%, 7/15/20	3,000,000	2,987,545
Wal-Mart Stores, Inc., 1.400%, 4/01/20	3,500,000	3,500,000
Walgreens Boots Alliance, Inc., 0.010%, 6/22/20	3,000,000	2,975,792
Walt Disney Co. (The), 0.010%, 8/28/20	2,000,000	1,987,917
Walt Disney Co. (The), 1.600%, 6/19/20	2,000,000	1,994,502

		147,537,776

U.S. Treasury Securities — 1.7%
United States Treasury Bill, 0.01%, 5/14/20	10,000,000	9,999,194

	SHARES
Investment Company — 3.9%
State Street Institutional U.S. Government Money Market Fund 0.321%	22,313,165	22,313,165

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $323,115,488)		323,194,427

VALUE†
Total Investments — 100.1% (Identified Cost $577,651,198)	$576,882,005
Liabilities, Less Cash and Other Assets — (0.1%)	(657,696)

Net Assets — 100.0%	$576,224,309

†	See Note 1
#	Zero coupon bond

Key to abbreviations:

GMTN — Global Medium Term Note

MTN — Medium Term Note

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2020

(As a percentage of bond investment) (Unaudited)

Sector	Percentage
Government	48.6%
Commercial Papers	26.6%
Financial	9.5%
Consumer, Non-cyclical	3.7%
Consumer, Cyclical	2.7%
Energy	2.5%
U.S Treasury Securites	1.8%
Communications	1.7%
Technology	1.6%
Utilities	0.5%
Industrial	0.5%
Basic Materials	0.3%

100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 89.9%
Australia — 2.1%
Commonwealth Bank of Australia, 0.500%, 7/11/22	EUR	500,000	$544,065
National Australia Bank Ltd. GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,411,502
National Australia Bank Ltd. GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,648,398
Toyota Finance Australia Ltd., 0.000%, 4/09/21 #	EUR	3,000,000	3,277,995
Toyota Finance Australia Ltd., 0.500%, 4/06/23	EUR	4,900,000	5,305,834
Westpac Banking Corp., 0.250%, 1/17/22	EUR	1,000,000	1,082,228

			15,270,022

Austria — 0.1%
Republic of Austria Government International Bond, 0.000%, 6/04/20 #	EUR	667,000	736,299

Belgium — 1.4%
Kingdom of Belgium Government Bond, 0.200%, 10/22/23 ±	EUR	9,000,000	10,134,543

Canada — 15.1%
Bank of Montreal, 0.151%, 9/28/21	EUR	4,277,000	4,662,467
Bank of Montreal, 0.250%, 11/17/21	EUR	300,000	328,144
Bank of Montreal, 1.610%, 10/28/21	CAD	10,000,000	7,058,339
Bank of Montreal, 1.880%, 3/31/21	CAD	2,500,000	1,775,776
Bank of Montreal, 2.308%, 4/13/21	USD	1,000,000	970,459
Bank of Montreal MTN, 1.543%, 9/07/23	AUD	1,000,000	610,588
Bank of Montreal MTN, 1.835%, 10/06/22	AUD	1,000,000	613,319
Bank of Nova Scotia (The), 0.375%, 4/06/22	EUR	2,500,000	2,727,835
Bank of Nova Scotia (The), 1.750%, 12/23/22	GBP	1,000,000	1,220,311
Bank of Nova Scotia (The), 2.130%, 6/15/20	CAD	20,000,000	14,220,706
Bank of Nova Scotia (The), 2.259%, 4/20/21	USD	3,250,000	3,185,207
Canadian Imperial Bank of Commerce, 0.750%, 3/22/23	EUR	2,300,000	2,505,952
Canadian Imperial Bank of Commerce, 1.850%, 7/14/20	CAD	4,500,000	3,197,740
Canadian Imperial Bank of Commerce, 2.210%, 10/05/20	USD	757,000	752,572
Export Development Canada, 0.523%, 5/29/24	GBP	1,500,000	1,858,511
Export Development Canada, 0.836%, 11/15/21	GBP	2,000,000	2,484,676
Province of Manitoba Canada, 1.500%, 12/15/22	GBP	825,000	1,045,516
Province of Ontario Canada, 2.266%, 10/27/21	CAD	500,000	356,786

		FACE AMOUNT	VALUE†
Province of Ontario Canada, 3.000%, 9/28/20	EUR	938,000	$1,051,360
Province of Ontario Canada, 4.000%, 6/02/21	CAD	8,922,000	6,580,332
Province of Quebec Canada, 2.375%, 1/22/24	EUR	5,321,000	6,433,620
Royal Bank of Canada, 0.110%, 7/24/20	EUR	500,000	550,796
Royal Bank of Canada, 0.209%, 1/19/21	EUR	2,100,000	2,306,238
Royal Bank of Canada, 1.583%, 9/13/21	CAD	22,500,000	15,898,209
Royal Bank of Canada, 2.030%, 3/15/21	CAD	4,000,000	2,846,756
Royal Bank of Canada GMTN, 2.160%, 4/30/21	USD	320,000	312,855
Toronto-Dominion Bank (The), 0.011%, 9/08/20	EUR	289,000	317,975
Toronto-Dominion Bank (The), 0.107%, 7/13/20	EUR	250,000	275,358
Toronto-Dominion Bank (The), 0.625%, 3/08/21	EUR	2,330,000	2,569,460
Toronto-Dominion Bank (The), 0.625%, 7/20/23	EUR	7,463,000	8,002,710
Toronto-Dominion Bank (The), 1.693%, 4/02/20	CAD	7,000,000	4,973,915
Toronto-Dominion Bank (The), 2.563%, 6/24/20	CAD	3,000,000	2,135,344
Toronto-Dominion Bank (The), 3.005%, 5/30/23	CAD	5,000,000	3,648,014
Total Capital Canada Ltd., 1.125%, 3/18/22	EUR	2,000,000	2,227,041
Total Capital Canada Ltd., 1.875%, 7/09/20	EUR	1,000,000	1,108,015
Toyota Credit Canada, Inc. MTN, 2.200%, 2/25/21	CAD	2,452,000	1,732,900

			112,545,802

Denmark — 3.7%
Denmark Government Bond, 1.500%, 11/15/23	DKK	130,000,000	20,625,792
Kommunekredit, 0.125%, 8/28/23	EUR	5,000,000	5,588,943
Kommunekredit, 0.250%, 3/29/23	EUR	1,000,000	1,121,616
Kommunekredit, 0.250%, 5/15/23	EUR	350,000	392,986

			27,729,337

Finland — 0.4%
OP Corporate Bank PLC, 0.750%, 3/03/22	EUR	900,000	991,307
OP Corporate Bank PLC, 2.500%, 5/20/22	GBP	1,642,000	2,052,534

			3,043,841

France — 10.1%
Agence Francaise de Developpement, 0.500%, 10/25/22	EUR	300,000	337,898
Agence Francaise de Developpement, 3.125%, 1/04/24	EUR	10,000,000	12,430,669
Bpifrance Financement SA, 0.100%, 2/19/21	EUR	600,000	663,984

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
France (Continued)
Caisse d’Amortissement de la Dette Sociale, 0.125%, 11/25/22	EUR	2,800,000	$3,129,848
Caisse d’Amortissement de la Dette Sociale, 0.125%, 10/25/23	EUR	1,500,000	1,680,999
Caisse d’Amortissement de la Dette Sociale, 0.500%, 5/25/23	EUR	6,200,000	7,019,969
Caisse des Depots et Consignations, 1.000%, 1/25/21	GBP	600,000	747,975
Caisse des Depots et Consignations, 1.541%, 10/02/20	USD	2,400,000	2,400,328
Dexia Credit Local SA, 0.200%, 3/16/21	EUR	600,000	664,714
Dexia Credit Local SA, 0.250%, 6/02/22	EUR	5,850,000	6,522,901
Dexia Credit Local SA, 0.625%, 1/21/22	EUR	300,000	336,133
Dexia Credit Local SA, 0.750%, 1/25/23	EUR	1,200,000	1,359,886
Dexia Credit Local SA, 0.875%, 9/07/21	GBP	3,000,000	3,740,831
Dexia Credit Local SA, 1.125%, 6/15/22	GBP	4,900,000	6,124,836
Dexia Credit Local SA, 2.000%, 1/22/21	EUR	200,000	224,629
Sanofi, 0.500%, 3/21/23	EUR	14,200,000	15,701,014
Sanofi, 1.125%, 3/10/22	EUR	500,000	558,697
SNCF Reseau, 6.000%, 10/12/20	EUR	1,142,000	1,301,531
Total Capital International SA, 0.250%, 7/12/23	EUR	2,700,000	2,917,825
Total Capital International SA, 2.125%, 3/15/23	EUR	2,000,000	2,292,266
UNEDIC ASSEO, 0.125%, 5/25/22	EUR	2,000,000	2,226,719
UNEDIC ASSEO, 0.875%, 10/25/22	EUR	2,500,000	2,841,835

			75,225,487

Germany — 10.5%
Deutsche Bahn Finance GMBH, EUR003M + 0.300%, 0.000%, 7/23/20 #	EUR	296,000	326,535
Deutsche Bahn Finance GMBH, 2.750%, 6/20/22	GBP	1,780,000	2,274,560
Deutsche Bahn Finance GMBH, 4.375%, 9/23/21	EUR	500,000	586,550
Erste Abwicklungsanstalt, 0.000%, 2/25/21 #	EUR	1,500,000	1,659,721
Kreditanstalt fuer Wiederaufbau, 0.125%, 6/07/23	EUR	5,550,000	6,207,050
Kreditanstalt fuer Wiederaufbau, 0.125%, 2/24/23	EUR	400,000	447,180
Kreditanstalt fuer Wiederaufbau, 0.125%, 1/15/24	EUR	2,500,000	2,798,941
Land Baden-Wuerttemberg, 0.370%, 7/19/21	EUR	1,520,000	1,688,941

		FACE AMOUNT	VALUE†
Land Berlin, 0.250%, 7/15/20	EUR	125,000	$138,091
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.125%, 5/17/21	GBP	510,000	638,113
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.387%, 9/27/21	USD	10,000,000	10,008,020
Landwirtschaftliche Rentenbank, 0.000%, 1/15/21 #	EUR	4,000,000	4,418,378
Landwirtschaftliche Rentenbank, 0.050%, 6/12/23	EUR	3,500,000	3,901,174
Landwirtschaftliche Rentenbank, 0.375%, 1/22/24	EUR	5,000,000	5,644,766
Landwirtschaftliche Rentenbank MTN, 4.250%, 1/09/25	AUD	3,780,000	2,673,542
NRW Bank, 0.000%, 8/10/22 #	EUR	900,000	1,000,492
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	5,471,387
NRW Bank, 0.125%, 7/07/23	EUR	6,300,000	7,030,860
NRW Bank, 0.250%, 2/02/24	EUR	2,000,000	2,251,761
NRW Bank, 1.774%, 2/08/21	USD	1,000,000	1,000,850
State of North Rhine-Westphalia Germany, 0.200%, 4/17/23	EUR	8,500,000	9,489,124
State of North Rhine-Westphalia Germany, 0.375%, 2/16/23	EUR	900,000	1,009,079
State of North Rhine-Westphalia Germany, 0.761%, 10/29/21	GBP	6,000,000	7,440,424

			78,105,539

Luxembourg — 6.6%
European Financial Stability Facility, 0.000%, 11/17/22 #	EUR	6,500,000	7,237,552
European Financial Stability Facility, 0.100%, 1/19/21	EUR	500,000	553,775
European Financial Stability Facility, 0.125%, 10/17/23	EUR	4,000,000	4,475,692
European Financial Stability Facility, 0.200%, 1/17/24	EUR	2,000,000	2,243,790
European Financial Stability Facility, 0.500%, 1/20/23	EUR	6,200,000	7,003,784
Luxembourg Government Bond, 3.375%, 5/18/20	EUR	910,000	1,008,399
Nestle Finance International Ltd., 0.750%, 11/08/21	EUR	1,250,000	1,384,401
Nestle Finance International Ltd., 0.750%, 5/16/23	EUR	3,000,000	3,335,179
Novartis Finance SA, 0.125%, 9/20/23	EUR	3,500,000	3,805,712
Novartis Finance SA, 0.500%, 8/14/23	EUR	15,460,000	17,026,903
Novartis Finance SA, 0.750%, 11/09/21	EUR	1,217,000	1,343,898

			49,419,085

Netherlands — 6.0%
Allianz Finance II BV, 0.031%, 12/07/20	EUR	500,000	549,403
Allianz Finance II BV, 3.500%, 2/14/22	EUR	500,000	577,947
Bank Nederlandse Gemeenten NV, 0.250%, 2/22/23 @	EUR	2,000,000	2,238,659

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Bank Nederlandse Gemeenten NV, 1.000%, 3/15/22	GBP	500,000	$626,734
BNG Bank NV, 0.050%, 7/11/23	EUR	12,000,000	13,362,257
BNG Bank NV, 0.250%, 1/10/24	EUR	3,000,000	3,369,747
BNG Bank NV, 1.500%, 4/15/20	EUR	1,856,000	2,048,482
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.750%, 6/06/22	EUR	5,370,000	6,414,321
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA GMTN, 4.000%, 1/11/22	EUR	1,000,000	1,163,731
Nederlandse Waterschapsbank NV, 0.125%, 9/25/23	EUR	3,000,000	3,357,975
Shell International Finance BV, 1.000%, 4/06/22	EUR	600,000	661,661
Shell International Finance BV, 1.250%, 3/15/22	EUR	625,000	692,998
Shell International Finance BV, 1.625%, 3/24/21	EUR	3,788,000	4,227,563
Toyota Motor Finance Netherlands BV, 0.250%, 1/10/22	EUR	912,000	993,852
Toyota Motor Finance Netherlands BV, 0.625%, 9/26/23	EUR	4,000,000	4,329,051

			44,614,381

New Zealand — 0.2%
ANZ New Zealand Int’l Ltd., 0.400%, 3/01/22	EUR	355,000	385,843
ASB Finance Ltd., 0.500%, 6/10/22	EUR	800,000	870,503

			1,256,346

Norway — 0.4%
Equinor ASA, 0.875%, 2/17/23	EUR	500,000	552,112
Equinor ASA, 2.000%, 9/10/20	EUR	2,222,000	2,467,393

			3,019,505

Singapore — 2.1%
DBS Bank Ltd. MTN, 1.250%, 9/13/22	AUD	2,500,000	1,521,160
Monetary Authority of Singapore Bill, 0.000%, 4/03/20 #	SGD	5,000,000	3,517,671
Monetary Authority of Singapore Bill, 0.000%, 5/08/20 #	SGD	10,000,000	7,031,051
Oversea-Chinese Banking Corp., Ltd. MTN, 1.515%, 10/06/20	AUD	1,000,000	614,792
United Overseas Bank Ltd. MTN,1.414%, 7/25/22	AUD	5,000,000	3,043,727

			15,728,401

Supranational — 15.4%
African Development Bank, 0.250%, 1/24/24	EUR	7,977,000	8,989,243
Asian Development Bank, 0.374%, 3/19/24	GBP	3,854,000	4,767,997
Asian Development Bank, 0.665%, 2/01/22	GBP	2,500,000	3,103,450
Asian Development Bank,0.010%, 0.751%, 12/15/21	USD	5,000,000	4,998,994

		FACE AMOUNT	VALUE†
Asian Development Bank, 0.787%, 10/12/23	GBP	998,000	$1,237,359
Asian Development Bank GMTN, 0.200%, 5/25/23	EUR	7,626,000	8,555,300
EUROFIMA, 0.868%, 3/11/22	USD	7,300,000	7,325,566
EUROFIMA, 1.782%, 11/15/21	USD	5,000,000	5,015,550
EUROFIMA, 4.000%, 10/27/21	EUR	500,000	589,121
European Bank for Reconstruction & Development GMTN, 0.520%, 2/28/24	GBP	4,329,000	5,371,488
European Investment Bank, 0.000%, 10/16/23 #	EUR	11,500,000	12,836,634
European Investment Bank, 0.050%, 12/15/23	EUR	2,500,000	2,795,596
European Investment Bank, 0.422%, 6/29/23	GBP	700,000	870,035
European Investment Bank, 0.823%, 1/10/22	GBP	750,000	932,068
European Investment Bank, 0.826%, 2/18/22 @	GBP	500,000	622,687
European Investment Bank, 0.838%, 1/15/25	GBP	300,000	372,321
European Investment Bank, 1.500%, 5/12/22	NOK	4,200,000	411,644
European Investment Bank, 1.625%, 3/15/23	EUR	600,000	701,202
European Investment Bank, 2.125%, 1/15/24	EUR	3,000,000	3,618,091
European Stability Mechanism, 0.100%, 7/31/23	EUR	7,078,000	7,914,471
European Stability Mechanism Treasury Bill, 0.000%, 5/07/20 #	EUR	1,964,000	2,166,547
Inter-American Development Bank MTN, 4.750%, 8/27/24	AUD	6,500,000	4,631,100
Inter-American Investment Corp., 1.938%, 10/12/21	USD	3,900,000	3,919,493
International Bank for Reconstruction & Development, 0.569%, 5/15/24	GBP	6,023,000	7,461,764
International Bank for Reconstruction & Development, 1.000%, 12/19/22	GBP	6,400,000	8,034,389
International Finance Corp., 0.743%, 1/18/22	GBP	1,000,000	1,241,966
International Finance Corp. GMTN,1.054%, 8/23/21	USD	5,000,000	4,999,097
Nordic Investment Bank GMTN, 1.375%, 7/15/20	NOK	13,420,000	1,289,426

			114,772,599

Sweden — 3.3%
Kommuninvest I Sverige AB, 0.250%, 6/01/22	SEK	106,840,000	10,850,707
Kommuninvest I Sverige AB, 0.750%, 2/22/23	SEK	65,000,000	6,663,736
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	30,000,000	3,114,688

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Sweden (Continued)
Skandinaviska Enskilda Banken AB GMTN, 0.300%, 2/17/22	EUR	918,000	$1,001,588
Svensk Exportkredit AB, 0.893%, 12/13/21	USD	1,000,000	997,642
Svenska Handelsbanken AB, 0.250%, 2/28/22	EUR	250,000	273,301
Svenska Handelsbanken AB, 1.125%, 12/14/22	EUR	1,633,000	1,817,644

			24,719,306

United States — 12.5%
3M Co., 0.000%, 5/15/20 #	EUR	500,000	551,433
3M Co., 0.950%, 5/15/23	EUR	3,120,000	3,470,863
3M Co., 1.875%, 11/15/21	EUR	500,000	561,026
Apple, Inc., 2.813%, 2/23/21	USD	500,000	500,664
Berkshire Hathaway, Inc., 0.625%, 1/17/23	EUR	1,767,000	1,925,782
Berkshire Hathaway, Inc., 0.750%, 3/16/23	EUR	400,000	437,428
Berkshire Hathaway, Inc., 1.300%, 3/15/24	EUR	560,000	623,346
Coca-Cola Co. (The), 0.750%, 3/09/23	EUR	3,220,000	3,552,382
Federal Home Loan Bank Discount Notes, 0.000%, 5/28/20 #	USD	20,000,000	19,998,100
Johnson & Johnson, 0.250%, 1/20/22	EUR	1,650,000	1,819,336
Merck & Co., Inc., 1.125%, 10/15/21	EUR	1,000,000	1,107,087
Nestle Holdings, Inc., 1.750%, 12/09/20	GBP	1,000,000	1,242,398
Oracle Corp., 1.900%, 9/15/21	USD	1,282,000	1,286,730
Oracle Corp., 2.250%, 1/10/21	EUR	1,378,000	1,542,418
Pfizer, Inc., 0.250%, 3/06/22	EUR	5,075,000	5,589,350
Pfizer, Inc., 2.200%, 12/15/21	USD	752,000	754,851
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	2,000,000	2,254,909
Procter & Gamble Co. (The), 2.000%, 11/05/21	EUR	794,000	897,053
Procter & Gamble Co. (The), 2.000%, 8/16/22	EUR	1,600,000	1,829,340
Toyota Motor Credit Corp., 0.000%, 7/21/21 #	EUR	400,000	435,779
Toyota Motor Credit Corp., 0.750%, 7/21/22	EUR	2,500,000	2,729,935
Toyota Motor Credit Corp., 1.800%, 7/23/20	EUR	500,000	554,081
Toyota Motor Credit Corp. MTN, 2.028%, 10/09/20	USD	2,000,000	1,981,647
Toyota Motor Credit Corp. MTN, 2.600%, 1/11/22	USD	765,000	769,539
United States Treasury Floating Rate Note, 0.239%, 1/31/22	USD	25,000,000	25,001,855
United States Treasury Floating Rate Note, 0.305%, 7/31/21	USD	10,000,000	10,019,550

		FACE AMOUNT	VALUE†
Walmart, Inc., 1.900%, 4/08/22	EUR	1,000,000	$1,126,900

			92,563,782

TOTAL BONDS AND NOTES (Identified Cost $695,228,481)			668,884,275

SHORT-TERM INVESTMENTS — 8.4%
Banks — 1.5%
Canada — 0.7%
Canadian Imperial Bank of Commerce, US0001M + 0.180%	USD	5,000,000	5,000,000

Singapore — 0.8%
Oversea-Chinese Banking Corp. Ltd., US0001M + 0.260% ±	USD	4,000,000	4,000,000
Oversea-Chinese Banking Corp., Ltd., US0001M + 0.140%	USD	2,000,000	1,996,886

			5,996,886
Commercial MBS — 3.4%
Singapore — 2.0%
Oversea-Chinese Banking Corp., Ltd., US0001M + 0.050% ±	USD	15,000,000	15,000,000

United States — 1.4%
NIKE, Inc.	USD	10,000,000	9,995,733

		SHARES
Investment Company — 3.1%
State Street Institutional U.S. Government Money Market Fund 0.321%		23,221,179	23,221,179

Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.240%		2,921,350	2,921,350

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $62,138,262)			62,135,148

Total Investments — 98.3% (Identified Cost $757,366,743)			731,019,423
Cash and Other Assets, Less Liabilities — 1.7%			12,340,076

Net Assets — 100.0%			$743,359,499

†	See Note 1
#	Zero coupon bond
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2020 amounted to $29,134,543 or 3.92% of the net assets of the Fund.

@	A portion or all of the security were held on loan. As of March 31, 2020 the market value of the securities on loan was $2,857,052.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

GMTN — Global Medium Term Note

MTN — Medium Term Note

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of March 31, 2020

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/01/20	USD	23,790,426	GBP	18,612,319	HSBC Bank USA	$23,118,366	$672,060	$—
04/02/20	USD	14,822,390	AUD	22,546,164	State Street Bank and Trust Co.	13,868,145	954,245	—
04/06/20	USD	138,429,579	EUR	123,203,357	State Street Bank and Trust Co.	135,896,397	2,533,182	—
04/14/20	USD	239,643	DKK	1,582,760	Bank of America N.A.	23,387	5,757	—
04/14/20	USD	20,733,352	DKK	141,364,596	Bank of America N.A.	20,889,673	—	(156,321)
04/21/20	USD	60,777,277	GBP	46,163,746	State Street Bank and Trust Co.	57,361,913	3,415,364	—
04/21/20	USD	21,742,139	SEK	211,751,308	HSBC Bank USA	21,414,635	327,504	—
04/22/20	USD	115,342,454	EUR	103,363,327	Citibank N.A.	114,083,336	1,259,118	—
04/23/20	USD	135,557,580	EUR	122,180,612	State Street Bank and Trust Co.	134,857,769	699,811	—
04/24/20	USD	1,703,890	NOK	17,896,665	HSBC Bank USA	1,721,659	—	(17,769)
04/29/20	USD	128,093,703	CAD	169,290,559	State Street Bank and Trust Co.	120,336,700	7,757,003	—
04/30/20	USD	14,594,746	SGD	19,957,600	Citibank N.A.	14,047,731	547,015	—
04/30/20	USD	7,192,441	SGD	9,964,250	HSBC Bank USA	7,013,624	178,817	—
05/06/20	USD	16,771,729	GBP	13,498,432	State Street Bank and Trust Co.	1,677,867	—	(6,940)
05/07/20	USD	13,625,879	AUD	22,312,820	State Street Bank and Trust Co.	13,727,092	—	(101,213)

							$18,349,876	$(282,243)

Forward Foreign Currency Exchange Contracts purchased outstanding as of March 31, 2020

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/01/20	GBP	5,064,528	USD	5,837,020	Bank of America N.A	$6,290,651	$453,631	$—
04/01/20	GBP	13,547,791	USD	16,819,312	State Street Bank and Trust Co.	16,827,714	8,403	—
04/02/20	AUD	22,546,164	USD	13,756,629	State Street Bank and Trust Co.	13,868,144	111,518	—
04/06/20	EUR	6,167,172	USD	6,592,059	Bank of America N.A.	6,802,546	210,486	—
04/06/20	EUR	486,270	USD	544,071	Bank of America N.A.	536,368	—	(7,704)
04/06/20	EUR	951,801	USD	1,056,745	State Street Bank and Trust Co.	1,049,860	—	(6,884)
04/06/20	EUR	470,458	USD	518,256	State Street Bank and Trust Co.	518,927	671	—
04/14/20	DKK	2,230,713	USD	318,889	Bank of America N.A.	329,636	10,747	—
04/21/20	GBP	3,070,183	USD	3,774,016	Bank of America N.A	3,814,932	40,916	—
04/21/20	GBP	3,623,185	USD	4,631,196	HSBC Bank USA	4,502,079	—	(129,117)
04/21/20	SEK	6,814,802	USD	700,134	Goldman Sachs Bank USA	689,188	—	(10,946)
04/23/20	EUR	8,250,944	USD	9,355,473	Bank of America N.A.	9,107,042	—	(248,432)
04/29/20	CAD	25,918,824	USD	19,071,401	Bank of America N.A.	18,423,861	—	(647,540)
04/29/20	CAD	51,908,927	USD	38,980,928	State Street Bank and Trust Co.	36,898,389	—	(2,082,539)
04/30/20	SGD	14,941,150	USD	10,322,953	Goldman Sachs Bank USA	10,516,758	193,805	—

							$1,030,177	$(3,133,162)

Total							$19,380,053	$(3,415,405)

The accompanying notes are an integral part of these portfolio of investments.

Country Weightings as of March 31, 2020

(As a percentage of bond investments) (Unaudited)

Country	Percentage
Canada	16.7%
Supranational	16.3%
United States	14.5%
Germany	11.1%
France	10.7%
Luxembourg	7.0%
Netherlands	6.3%
Singapore	4.9%
Denmark	3.9%
Others	8.6%

100.0%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 94.8%
Aerospace & Defense — 2.3%
Aerojet Rocketdyne Holdings, Inc. *	2,690	$112,523
Arconic, Inc.	8,728	140,172
Axon Enterprise, Inc. *	500	35,385
Boeing Co. (The)	12,596	1,878,567
BWX Technologies, Inc.	3,963	193,038
Curtiss-Wright Corp.	1,160	107,196
General Dynamics Corp.	5,638	745,964
HEICO Corp.	1,321	98,560
HEICO Corp., Class A	2,193	140,133
HEXCEL Corp.	1,976	73,487
Huntington Ingalls Industries, Inc.	1,299	236,691
L3Harris Technologies, Inc.	4,867	876,644
Lockheed Martin Corp.	8,754	2,967,168
Mercury Systems, Inc. *	613	43,731
Northrop Grumman Corp.	4,634	1,402,017
Raytheon Co.	8,584	1,125,791
Spirit Aerosystems Holdings, Inc., Class A	3,538	84,664
Teledyne Technologies, Inc. *	660	196,198
Textron, Inc.	4,852	129,403
TransDigm Group, Inc.	1,174	375,903
United Technologies Corp.	14,464	1,364,389

		12,327,624

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	4,134	273,671
Expeditors International of Washington, Inc.	3,965	264,545
FedEx Corp.	5,856	710,098
United Parcel Service, Inc., Class B	24,285	2,268,705
XPO Logistics, Inc. *@	2,858	139,327

		3,656,346

Airlines — 0.3%
Alaska Air Group, Inc.	3,201	91,133
American Airlines Group, Inc. @	11,010	134,212
Delta Air Lines, Inc.	16,628	474,397
JetBlue Airways Corp. *	6,352	56,850
Southwest Airlines Co.	13,943	496,510
United Continental Holdings, Inc. *	6,959	219,556

		1,472,658

Auto Components — 0.2%
Aptiv PLC	7,686	378,459
Autoliv, Inc.	2,200	101,222
BorgWarner, Inc.	5,449	132,792
Gentex Corp.	6,416	142,178
Lear Corp.	1,420	115,375

		870,026

Automobiles — 0.4%
Ford Motor Co.	95,191	459,773
General Motors Co.	32,825	682,103
Harley-Davidson, Inc.	4,619	87,438
Tesla, Inc. *	1,590	833,160
Thor Industries, Inc. @	1,179	49,730

		2,112,204

Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A *@	261	95,933
Brown-Forman Corp., Class A	1,902	97,725
Brown-Forman Corp., Class B	10,404	577,526
Coca-Cola Co. (The)	118,172	5,229,111
Constellation Brands, Inc., Class A	1,917	274,821
Keurig Dr Pepper, Inc. @	3,375	81,911
Molson Coors Brewing Co., Class B	1,400	54,614
Monster Beverage Corp. *	9,438	530,982

	SHARES	VALUE†
PepsiCo, Inc.	47,881	$5,750,508

		12,693,131

Biotechnology — 2.6%
AbbVie, Inc.	35,619	2,713,812
ACADIA Pharmaceuticals, Inc. *	971	41,025
Alexion Pharmaceuticals, Inc. *	2,224	199,693
Alkermes PLC *	1,579	22,769
Alnylam Pharmaceuticals, Inc. *	1,281	139,437
Amgen, Inc.	20,611	4,178,468
Biogen, Inc. *	5,330	1,686,305
BioMarin Pharmaceutical, Inc. *	1,433	121,089
Bluebird Bio, Inc. *@	593	27,254
Blueprint Medicines Corp. *	517	30,234
Exact Sciences Corp. *@	1,754	101,732
Exelixis, Inc. *	8,017	138,053
FibroGen, Inc. *	1,047	36,383
Gilead Sciences, Inc.	31,756	2,374,079
Global Blood Therapeutics, Inc. *	871	44,499
Incyte Corp. *	1,173	85,899
Ionis Pharmaceuticals, Inc. *	1,498	70,825
Neurocrine Biosciences, Inc. *	1,024	88,627
Regeneron Pharmaceuticals, Inc. *	1,450	708,021
Sage Therapeutics, Inc. *	386	11,086
Sarepta Therapeutics, Inc. *	770	75,321
Seattle Genetics, Inc. *	1,165	134,418
United Therapeutics Corp. *	835	79,179
Vertex Pharmaceuticals, Inc. *	2,813	669,353

		13,777,561

Building Products — 0.4%
A.O. Smith Corp.	3,947	149,236
AAON, Inc.	600	28,992
Allegion PLC	3,463	318,665
Armstrong World Industries, Inc.	1,690	134,220
Fortune Brands Home & Security, Inc.	3,352	144,974
Johnson Controls International PLC	9,154	246,792
Lennox International, Inc.	835	151,795
Masco Corp.	7,363	254,539
Owens Corning	2,802	108,746
Simpson Manufacturing Co., Inc.	1,080	66,938
Trane Technologies PLC	5,719	472,332
Trex Co., Inc. *	2,000	160,280

		2,237,509

Capital Markets — 2.4%
Affiliated Managers Group, Inc.	1,196	70,731
Ameriprise Financial, Inc.	3,627	371,695
Ares Management Corp., Class A	2,300	71,139
Bank of New York Mellon Corp. (The)	8,449	284,562
BGC Partners, Inc., Class A	8,437	21,261
BlackRock, Inc.	1,329	584,720
Blackstone Group, Inc. (The), Class A	6,443	293,608
CBOE Holdings, Inc.	2,123	189,478
Charles Schwab Corp. (The)	26,568	893,216
CME Group, Inc.	3,716	642,534
Cohen & Steers, Inc.	785	35,678
E*Trade Financial Corp.	5,476	187,936
Eaton Vance Corp.	3,368	108,618
FactSet Research Systems, Inc.	1,387	361,563
Federated Investors, Inc.	1,438	27,394
Franklin Resources, Inc.	4,676	78,042
Goldman Sachs Group, Inc. (The)	3,564	550,959
Hamilton Lane, Inc. Class A	723	39,989
Houlihan Lokey, Inc.	1,466	76,408
Interactive Brokers Group, Inc., Class A	2,083	89,923

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Intercontinental Exchange, Inc.	7,956	$642,447
Invesco Ltd.	7,462	67,755
Janus Henderson Group PLC	3,343	51,215
Lazard Ltd., Class A	3,196	75,298
Legg Mason, Inc.	1,900	92,815
LPL Financial Holdings, Inc.	3,218	175,156
MarketAxess Holdings, Inc.	992	329,909
Moody’s Corp.	5,423	1,146,964
Morgan Stanley	14,981	509,354
Morningstar, Inc.	700	81,375
MSCI, Inc.	2,007	579,943
Nasdaq, Inc.	2,219	210,694
Northern Trust Corp.	3,808	287,352
Raymond James Financial, Inc.	2,130	134,616
S&P Global, Inc.	8,369	2,050,823
SEI Investments Co.	3,532	163,673
State Street Corp.	3,828	203,918
Stifel Financial Corp.	1,686	69,598
T. Rowe Price Group, Inc.	5,629	549,672
TD Ameritrade Holding Corp.	6,510	225,637

		12,627,668

Chemicals — 1.4%
Air Products & Chemicals, Inc.	4,088	816,006
Albemarle Corp. @	1,733	97,689
Ashland Global Holdings, Inc.	670	33,547
Axalta Coating Systems Ltd. *	6,803	117,488
Balchem Corp.	893	88,157
Celanese Corp.	3,382	248,205
CF Industries Holdings, Inc.	4,724	128,493
Corteva, Inc. *	6,894	162,009
Dow, Inc. *	11,749	343,541
DuPont de Nemours, Inc.	6,894	235,085
Eastman Chemical Co.	3,324	154,832
Ecolab, Inc.	5,990	933,422
FMC Corp.	2,554	208,636
Huntsman Corp.	5,594	80,721
International Flavors & Fragrances, Inc.	1,158	118,209
Linde PLC	5,114	884,722
LyondellBasell Industries NV, Class A	8,725	433,022
Mosaic Co. (The)	4,472	48,387
NewMarket Corp.	353	135,153
PPG Industries, Inc.	6,902	577,007
RPM International, Inc.	3,184	189,448
Scotts Miracle-Gro Co. (The)	1,264	129,434
Sherwin Williams Co. (The)	2,581	1,186,021
Valvoline, Inc.	6,062	79,351
W.R. Grace & Co.	2,716	96,690
Westlake Chemical Corp.	1,143	43,628

		7,568,903

Commercial Banks — 2.8%
Associated Banc-Corp.	1,974	25,248
Bank of America Corp.	95,132	2,019,652
Bank of Hawaii Corp.	900	49,716
Bank OZK	3,146	52,538
BankUnited, Inc.	1,800	33,660
BOK Financial Corp.	536	22,812
CenterState Bank Corp.	2,400	41,352
CIT Group, Inc.	2,584	44,600
Citigroup, Inc.	21,608	910,129

	SHARES	VALUE†
Citizens Financial Group, Inc.	4,226	$79,491
Comerica, Inc.	2,162	63,433
Commerce Bancshares, Inc.	2,060	103,721
Community Bank System, Inc.	1,414	83,143
Cullen/Frost Bankers, Inc. @	998	55,678
CVB Financial Corp.	2,712	54,376
East West Bancorp, Inc.	3,283	84,504
Fifth Third Bancorp	9,854	146,332
First Citizens Bancshares, Inc., Class A	212	70,568
First Financial Bankshares, Inc.	3,094	83,043
First Hawaiian, Inc.	2,089	34,531
First Horizon National Corp.	6,040	48,682
First Republic Bank	1,536	126,382
FNB Corp.	6,315	46,542
Glacier Bancorp, Inc.	1,416	48,151
Hancock Whiteny Corp.	2,048	39,977
Hilltop Holdings, Inc.	2,327	35,184
Home Bancshares, Inc.	2,811	33,704
Huntington Bancshares, Inc.	17,719	145,473
Iberiabank Corp.	966	34,931
Investors Bancorp, Inc.	5,282	42,203
JPMorgan Chase & Co.	53,340	4,802,200
KeyCorp	12,191	126,421
M&T Bank Corp.	2,341	242,130
Old National Bancorp	2,800	36,932
PacWest Bancorp	1,422	25,482
People’s United Financial, Inc.	6,502	71,847
Pinnacle Financial Partners, Inc.	1,595	59,876
PNC Financial Services Group, Inc. (The)	4,208	402,790
Popular, Inc.	2,182	76,370
Prosperity Bancshares, Inc.	1,226	59,155
Regions Financial Corp.	8,968	80,443
Signature Bank	645	51,852
Sterling Bancorp	4,073	42,563
SVB Financial Group *	1,071	161,807
Synovus Financial Corp.	3,294	57,843
TCF Financial Corp.	3,233	73,260
Truist Financial Corp.	14,505	447,334
UMB Financial Corp.	900	41,742
Umpqua Holdings Corp.	4,700	51,230
United Bankshares, Inc.	2,162	49,899
US Bancorp	25,444	876,546
Valley National Bancorp	5,707	41,718
Wells Fargo & Co.	67,869	1,947,840
Western Alliance Bancorp	2,242	68,628
Wintrust Financial Corp.	1,447	47,548
Zions Bancorp NA	3,470	92,857

		14,696,069

Commercial Services & Supplies — 0.6%
Brady Corp., Class A	700	31,591
Brink’s Co. (The)	1,830	95,252
Cimpress PLC *@	980	52,136
Cintas Corp.	2,524	437,207
Clean Harbors, Inc. *	1,735	89,075
Copart, Inc. *	6,410	439,213
Iaa, Inc. *	3,452	103,422
KAR Auction Services, Inc.	3,266	39,192
MSA Safety, Inc.	764	77,317
Republic Services, Inc.	5,388	404,423
Rollins, Inc.	5,072	183,302
Stericycle, Inc. *	1,544	75,008

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Tetra Tech, Inc.	1,092	$77,117
UniFirst Corp.	477	72,070
Waste Management, Inc.	12,149	1,124,511

		3,300,836

Communications Equipment — 1.2%
Arista Networks, Inc. *	571	115,656
Ciena Corp. *	2,569	102,272
Cisco Systems, Inc.	122,164	4,802,267
EchoStar Corp., Class A *	1,040	33,249
F5 Networks, Inc. *	1,495	159,412
Juniper Networks, Inc.	3,011	57,631
Lumentum Holdings, Inc. *	1,528	112,614
Motorola Solutions, Inc.	4,032	535,933
Ubiquiti, Inc. @	493	69,799
Viasat, Inc. *	1,131	40,625
Viavi Solutions, Inc. *	5,100	57,171

		6,086,629

Computers & Peripherals — 4.7%
Apple, Inc.	88,722	22,561,118
Dell Technologies, Inc., Class C *	3,966	156,855
Hewlett Packard Enterprise Co.	23,303	226,272
HP, Inc.	33,008	573,019
NCR Corp. *	4,927	87,208
NetApp, Inc.	7,606	317,094
Pure Storage, Inc., Class A *	3,981	48,966
Seagate Technology PLC	8,650	422,120
Western Digital Corp.	3,642	151,580
Xerox Holdings Corp. *	4,155	78,696

		24,622,928

Construction & Engineering — 0.1%
AECOM *	2,700	80,595
EMCOR Group, Inc.	1,700	104,244
Jacobs Engineering Group, Inc.	1,857	147,204
MasTec, Inc. *	2,200	72,006
Quanta Services, Inc.	3,524	111,817
Valmont Industries, Inc.	432	45,783

		561,649

Construction Materials — 0.1%
Eagle Materials, Inc.	880	51,409
Martin Marietta Materials, Inc.	1,092	206,639
Vulcan Materials Co.	2,310	249,642

		507,690

Consumer Finance — 0.6%
Ally Financial, Inc.	6,757	97,504
American Express Co.	19,986	1,711,001
Capital One Financial Corp.	8,245	415,713
Credit Acceptance Corp. *	294	75,173
Discover Financial Services	7,681	273,981
FirstCash, Inc.	1,260	90,392
LendingTree, Inc. *@	202	37,045
OneMain Holdings, Inc.	2,157	41,242
Santander Consumer USA Holdings, Inc.	3,992	55,529
SLM Corp.	9,696	69,714
Synchrony Financial	13,171	211,921

		3,079,215

Containers & Packaging — 0.5%
Amcor PLC *	12,061	97,935
AptarGroup, Inc.	1,821	181,262
Avery Dennison Corp.	3,141	319,974
Ball Corp.	7,723	499,369

	SHARES	VALUE†
Berry Plastics Group, Inc. *	4,752	$160,190
Crown Holdings, Inc. *	5,201	301,866
Graphic Packaging Holding Co.	9,342	113,973
International Paper Co.	9,129	284,186
Packaging Corp. of America	2,912	252,849
Sealed Air Corp.	4,059	100,298
Silgan Holdings, Inc.	3,389	98,349
Sonoco Products Co.	2,906	134,693
WestRock Co.	3,963	111,994

		2,656,938

Distributors — 0.1%
Genuine Parts Co.	3,610	243,061
LKQ Corp. *	6,545	134,238
Pool Corp.	1,468	288,859

		666,158

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	1,422	145,044
Chegg, Inc. *	1,910	68,340
Frontdoor, Inc. *	1,191	41,423
Graham Holdings Co., Class B	100	34,117
Grand Canyon Education, Inc. *	834	63,622
H&R Block, Inc. @	5,446	76,680
Laureate Education, Inc. Class A *	240	2,522
Service Corp. International	4,767	186,437
ServiceMaster Global Holdings, Inc. *	3,309	89,343

		707,528

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B *	22,583	4,128,850
Cannae Holdings, Inc. *	574	19,223
Jefferies Financial Group, Inc.	2,673	36,540
Voya Financial, Inc.	2,076	84,182

		4,268,795

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	123,290	3,593,904
CenturyLink, Inc.	21,894	207,117
Cogent Communications Holdings, Inc.	1,228	100,659
GCI Liberty, Inc., Class A *	1,244	70,871
Iridium Communications, Inc. *	3,043	67,950
Verizon Communications, Inc.	144,437	7,760,600

		11,801,101

Electric Utilities — 2.2%
Allete, Inc.	1,153	69,964
Alliant Energy Corp.	5,592	270,038
American Electric Power Co., Inc.	11,151	891,857
Avangrid, Inc.	1,433	62,737
Duke Energy Corp.	16,577	1,340,748
Edison International	8,634	473,057
El Paso Electric Co.	1,200	81,552
Entergy Corp.	4,510	423,805
Evergy, Inc.	4,970	273,598
Eversource Energy	7,165	560,375
Exelon Corp.	22,871	841,881
FirstEnergy Corp.	12,570	503,680
Hawaiian Electric Industries, Inc.	2,245	96,647
IDACORP, Inc.	1,054	92,531
MGE Energy, Inc.	1,137	74,439
NextEra Energy, Inc.	10,877	2,617,224
NRG Energy, Inc.	6,557	178,744
OGE Energy Corp.	3,314	101,839
Pinnacle West Capital Corp.	2,769	209,863
PNM Resources, Inc.	2,600	98,800
Portland General Electric Co.	2,100	100,674
PPL Corp.	17,675	436,219

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
Southern Co. (The)	24,124	$1,306,073
Xcel Energy, Inc.	11,715	706,414

		11,812,759

Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,000	85,660
AMETEK, Inc.	3,933	283,255
Eaton Corp. PLC	7,313	568,147
Emerson Electric Co.	11,022	525,198
EnerSys	700	34,664
Generac Holdings, Inc. *	1,586	147,768
Hubbell, Inc.	1,444	165,684
nVent Electric PLC	3,472	58,573
Regal Beloit Corp.	967	60,873
Rockwell Automation, Inc.	4,141	624,918
Sensata Technologies Holding PLC *	3,883	112,335

		2,667,075

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	7,282	530,712
Arrow Electronics, Inc. *	1,783	92,484
Avnet, Inc.	1,880	47,188
CDW Corp.	5,074	473,252
Cognex Corp.	2,453	103,566
Coherent, Inc. *	580	61,718
Corning, Inc.	15,028	308,675
Dolby Laboratories, Inc., Class A	938	50,849
Flex Ltd. *	13,183	110,408
FLIR Systems, Inc.	3,073	97,998
IPG Photonics Corp. *	471	51,942
Jabil, Inc.	5,400	132,732
Keysight Technologies, Inc. *	3,985	333,465
Littelfuse, Inc.	580	77,384
National Instruments Corp.	1,675	55,409
Novanta, Inc. *	1,061	84,753
SYNNEX Corp.	1,139	83,261
TE Connectivity Ltd.	6,135	386,382
Tech Data Corp. *	763	99,838
Trimble, Inc. *	3,146	100,137
Zebra Technologies Corp., Class A *	1,624	298,166

		3,580,319

Energy Equipment & Services — 0.1%
Baker Hughes Co.	5,800	60,900
Halliburton Co.	14,146	96,900
Helmerich & Payne, Inc.	1,381	21,613
National Oilwell Varco, Inc.	4,552	44,746
Schlumberger Ltd.	13,582	183,221
TechnipFMC PLC	5,163	34,799

		442,179

Entertainment — 1.3%
Activision Blizzard, Inc.	12,571	747,723
Cinemark Holdings, Inc. @	3,424	34,891
Electronic Arts, Inc. *	5,210	521,886
Liberty Media Corp-Liberty Formula One, Class A *	315	8,133
Liberty Media Corp-Liberty Formula One, Class C *	3,134	85,339
Live Nation Entertainment, Inc. *	3,717	168,975
Madison Square Garden Co. (The), Class A *	314	66,383

	SHARES	VALUE†
Netflix, Inc. *	8,167	$3,066,709
Take-Two Interactive Software, Inc. *	1,964	232,950
Walt Disney Co. (The)	20,769	2,006,285
World Wrestling Entertainment, Inc., Class A @	1,295	43,939
Zynga, Inc., Class A *	10,858	74,377

		7,057,590

Food & Staples Retailing — 1.7%
BJ’s Wholesale Club Holdings, Inc. *	2,341	59,625
Casey’s General Stores, Inc.	986	130,635
Costco Wholesale Corp.	10,279	2,930,851
Kroger Co. (The)	22,455	676,344
Performance Food Group Co. *	2,733	67,560
Sysco Corp.	17,047	777,855
US Foods Holding Corp. *	5,611	99,371
Walgreens Boots Alliance, Inc.	12,933	591,685
Walmart, Inc.	32,487	3,691,173

		9,025,099

Food Products — 1.1%
Archer-Daniels-Midland Co.	5,638	198,345
Bunge Ltd.	2,539	104,175
Campbell Soup Co.	6,357	293,439
Conagra Brands, Inc.	5,086	149,223
Darling Ingredients, Inc. *	4,810	92,208
Flowers Foods, Inc.	3,652	74,939
General Mills, Inc.	14,279	753,503
Hershey Co. (The)	5,359	710,067
Hormel Foods Corp. @	5,226	243,741
Ingredion, Inc.	1,990	150,245
J&J Snack Foods Corp.	160	19,360
J.M. Smucker Co. (The)	1,655	183,705
Kellogg Co.	7,817	468,942
Kraft Heinz Co. (The)	7,791	192,749
Lamb Weston Holdings, Inc.	4,433	253,124
Lancaster Colony Corp.	722	104,430
McCormick & Co., Inc.	3,095	437,045
Mondelez International, Inc., Class A	16,383	820,461
Pilgrim’s Pride Corp. *	1,700	30,804
Post Holdings, Inc. *	1,937	160,713
Sanderson Farms, Inc.	405	49,944
Tyson Foods, Inc., Class A	5,064	293,054

		5,784,216

Gas Utilities — 0.2%
Atmos Energy Corp.	2,360	234,183
National Fuel Gas Co.	2,513	93,710
New Jersey Resources Corp.	2,300	78,131
ONE Gas, Inc.	1,574	131,618
South Jersey Industries, Inc. @	1,600	40,000
Southwest Gas Corp.	1,343	93,419
Spire, Inc.	1,429	106,432
UGI Corp.	5,299	141,324

		918,817

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	25,889	2,042,901
ABIOMED, Inc. *	957	138,918
Align Technology, Inc. *	2,300	400,085
Baxter International, Inc.	9,285	753,849
Becton Dickinson & Co.	3,103	712,976
Boston Scientific Corp. *	24,678	805,243
CONMED Corp.	586	33,560

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Cooper Companies, Inc. (The)	939	$258,854
Danaher Corp.	6,437	890,945
Dentsply Sirona, Inc.	2,313	89,814
DexCom, Inc. *	783	210,838
Edwards Lifesciences Corp. *	3,917	738,825
Envista Holdings Corp. *	2,805	41,907
Globus Medical, Inc., Class A *	1,500	63,795
Haemonetics Corp. *	1,000	99,660
Hill-Rom Holdings, Inc.	1,695	170,517
Hologic, Inc. *	6,492	227,869
ICU Medical, Inc. *	148	29,862
Idexx Laboratories, Inc. *	2,754	667,129
Insulet Corp. *	901	149,278
Integra LifeSciences Holdings Corp. *	1,168	52,175
Intuitive Surgical, Inc. *	1,828	905,244
LivaNova PLC *	1,115	50,454
Masimo Corp. *	934	165,430
Medtronic PLC	15,602	1,406,988
Neogen Corp. *	417	27,935
Novocure Ltd. *	1,224	82,424
NuVasive, Inc. *	1,369	69,354
Penumbra, Inc. *@	389	62,757
ResMed, Inc.	3,407	501,817
STERIS PLC	1,118	156,486
Stryker Corp.	6,002	999,273
Teleflex, Inc.	364	106,601
Varian Medical Systems, Inc. *	1,668	171,237
West Pharmaceutical Services, Inc.	1,311	199,600
Wright Medical Group NV *@	1,712	49,049
Zimmer Biomet Holdings, Inc.	2,095	211,763

		13,745,412

Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. *	1,167	21,414
Amedisys, Inc. *	980	179,869
AmerisourceBergen Corp.	3,916	346,566
AMN Healthcare Services, Inc. *	1,226	70,875
Anthem, Inc.	4,246	964,012
Cardinal Health, Inc.	9,239	442,918
Centene Corp. *	6,805	404,285
Chemed Corp.	521	225,697
CIGNA Corp. *	6,459	1,144,406
CVS Health Corp.	18,384	1,090,723
DaVita, Inc. *	2,810	213,729
Encompass Health Corp.	2,746	175,826
HCA Holdings, Inc.	6,512	585,103
Henry Schein, Inc. *	3,048	153,985
Humana, Inc.	3,060	960,901
Laboratory Corp. of America Holdings *	1,916	242,163
LHC Group, Inc. *	200	28,040
McKesson Corp.	3,571	483,013
Molina Healthcare, Inc. *	1,312	183,300
Pennant Group Inc.(The) *	870	12,319
Premier, Inc., Class A *	1,155	37,792
Quest Diagnostics, Inc.	2,647	212,554
Tenet Healthcare Corp. *	1,620	23,328
UnitedHealth Group, Inc.	22,146	5,522,770
Universal Health Services, Inc., Class B	2,001	198,259

		13,923,847

Health Care Technology — 0.2%
Cerner Corp.	6,999	440,867
Change Healthcare, Inc. *	7,084	70,769
Omnicell, Inc. *	700	45,906

	SHARES	VALUE†
Teladoc Health, Inc. *@	659	$102,152
Veeva Systems, Inc., Class A *	1,900	297,103

		956,797

Hotels, Restaurants & Leisure — 1.7%
Aramark	6,056	120,938
Caesars Entertainment Corp. *@	6,077	41,081
Carnival Corp.	8,022	105,650
Chipotle Mexican Grill, Inc. *	475	310,840
Choice Hotels International, Inc.	1,000	61,250
Churchill Downs, Inc.	450	46,327
Darden Restaurants, Inc.	3,621	197,200
Domino’s Pizza, Inc.	936	303,330
Dunkin’ Brands Group, Inc.	2,456	130,414
Hilton Worldwide Holdings, Inc.	6,243	426,022
Hyatt Hotels Corp., Class A	420	20,118
Las Vegas Sands Corp.	12,246	520,088
Marriott International, Inc., Class A	9,704	725,956
Marriott Vacations Worldwide Corp.	917	50,967
McDonald’s Corp.	17,329	2,865,350
MGM Resorts International	7,904	93,267
Norwegian Cruise Line Holdings Ltd. *	4,996	54,756
Planet Fitness, Inc. Class A *	2,043	99,494
Royal Caribbean Cruises Ltd.	3,090	99,405
Starbucks Corp.	27,323	1,796,214
Texas Roadhouse, Inc.	1,857	76,694
Vail Resorts, Inc.	1,101	162,629
Wendy’s Co. (The)	5,687	84,623
Wyndham Destinations, Inc.	2,056	44,615
Wyndham Hotels & Resorts, Inc.	1,765	55,615
Wynn Resorts Ltd.	2,638	158,781
Yum! Brands, Inc.	7,051	483,205

		9,134,829

Household Durables — 0.3%
DR Horton, Inc.	6,751	229,534
Garmin Ltd.	2,389	179,080
Helen of Troy Ltd. *	496	71,439
Leggett & Platt, Inc.	4,600	122,728
Lennar Corp., Class A	3,817	145,809
Lennar Corp.,B Shares	72	2,082
Meritage Homes Corp. *	900	32,859
Mohawk Industries, Inc. *	697	53,139
Newell Brands, Inc.	3,579	47,529
NVR, Inc. *	109	280,033
PulteGroup, Inc.	5,849	130,550
Tempur Sealy International, Inc. *	1,941	84,841
Toll Brothers, Inc.	2,101	40,444
TopBuild Corp. *	500	35,820
Whirlpool Corp.	1,555	133,419

		1,589,306

Household Products — 1.8%
Church & Dwight Co., Inc.	5,860	376,095
Clorox Co. (The)	4,448	770,616
Colgate-Palmolive Co.	19,090	1,266,812
Kimberly-Clark Corp.	7,662	979,740
Procter & Gamble Co. (The)	57,148	6,286,280

		9,679,543

Independent Power Producers & Energy Traders — 0.1%
AES Corp.	17,413	236,817
Clearway Energy, Inc., Class A	475	8,156
Clearway Energy, Inc., Class C	2,875	54,050
Ormat Technologies, Inc.	741	50,136
Vistra Energy Corp.	6,082	97,068

		446,227

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Industrial Conglomerates — 1.2%
3M Co.	19,982	$2,727,743
Carlisle Cos., Inc.	1,544	193,432
General Electric Co.	82,761	657,122
Honeywell International, Inc.	16,186	2,165,525
Roper Technologies, Inc.	1,844	574,978

		6,318,800

Insurance — 1.8%
Aflac, Inc.	7,771	266,079
Alleghany Corp.	167	92,242
Allstate Corp. (The)	3,557	326,284
American Financial Group, Inc.	705	49,406
American International Group, Inc.	8,541	207,119
American National Insurance Co.	117	9,638
Aon PLC	7,676	1,266,847
Arch Capital Group Ltd. *	3,648	103,822
Arthur J. Gallagher & Co.	3,602	293,599
Assurant, Inc.	1,143	118,975
Assured Guaranty Ltd.	1,936	49,929
Athene Holding Ltd., Class A *	2,509	62,273
Axis Capital Holdings Ltd.	1,600	61,840
Brighthouse Financial, Inc. *	1,815	43,869
Brown & Brown, Inc.	4,399	159,332
Chubb Ltd.	4,128	461,056
Cincinnati Financial Corp.	1,256	94,765
CNO Financial Group, Inc.	5,300	65,667
Enstar Group Ltd. *	300	47,715
Erie Indemnity Co., Class A @	830	123,039
Everest Re Group Ltd.	406	78,122
Fidelity National Financial, Inc.	3,562	88,623
First American Financial Corp.	2,790	118,324
Genworth Financial, Inc., Class A *	12,668	42,058
Globe Life, Inc.	1,112	80,031
Hanover Insurance Group, Inc. (The)	946	85,689
Hartford Financial Services Group, Inc.	8,847	311,768
Kemper Corp.	1,200	89,244
Lincoln National Corp.	2,007	52,824
Loews Corp.	2,266	78,925
Markel Corp. *	100	92,789
Marsh & McLennan Cos., Inc.	11,636	1,006,049
MBIA, Inc. *	3,900	27,846
Mercury General Corp.	800	32,576
MetLife, Inc.	7,921	242,145
Old Republic International Corp.	4,650	70,912
Primerica, Inc.	1,400	123,872
Principal Financial Group, Inc.	3,893	122,007
Progressive Corp. (The)	13,705	1,011,977
Prudential Financial, Inc.	3,976	207,309
Reinsurance Group of America, Inc.	777	65,377
RenaissanceRe Holdings Ltd.	783	116,918
RLI Corp.	700	61,551
Selective Insurance Group, Inc.	1,695	84,241
Travelers Companies, Inc. (The)	6,176	613,586
Unum Group	2,795	41,953
White Mountains Insurance Group Ltd.	84	76,440
Willis Towers Watson PLC	1,133	192,440
WR Berkley Corp.	1,770	92,341

		9,211,433

Interactive Media & Services — 4.2%
Alphabet, Inc., Class A *	5,236	6,083,970

	SHARES	VALUE†
Alphabet, Inc., Class C *	5,345	$6,215,219
Cargurus, Inc. *	251	4,754
Facebook, Inc., Class A *	53,868	8,985,182
IAC/InterActiveCorp *	956	171,344
Match Group, Inc. *@	1,404	92,720
Snap, Inc., Class A *	3,870	46,014
TripAdvisor, Inc.	2,215	38,519
Twitter, Inc. *	5,842	143,480
Zillow Group, Inc., Class A *@	436	14,811
Zillow Group, Inc., Class C *@	1,985	71,500

		21,867,513

Internet & Catalog Retail — 4.4%
Amazon.com, Inc. *	10,260	20,004,127
Booking Holdings, Inc. *	1,430	1,923,807
eBay, Inc.	25,961	780,388
Etsy, Inc. *	1,722	66,194
Expedia Group, Inc.	2,994	168,472
GrubHub, Inc. *	1,212	49,365
Wayfair, Inc., Class A *@	1,168	62,418

		23,054,771

IT Services — 6.4%
Accenture PLC, Class A	18,506	3,021,290
Akamai Technologies, Inc. *	2,706	247,572
Amdocs Ltd.	2,698	148,309
Automatic Data Processing, Inc.	14,821	2,025,734
Black Knight, Inc. *	2,949	171,219
Booz Allen Hamilton Holding Corp.	5,147	353,290
Broadridge Financial Solutions, Inc.	4,218	399,993
CACI International, Inc., Class A *	656	138,514
Cognizant Technology Solutions Corp., Class A	13,196	613,218
DXC Technology Co.	6,204	80,962
EPAM Systems, Inc. *	1,012	187,888
Euronet Worldwide, Inc. *	1,435	123,008
Fidelity National Information Services, Inc.	7,262	883,350
Fiserv, Inc. *	6,864	652,011
FleetCor Technologies, Inc. *	2,021	376,997
Gartner, Inc. *	2,233	222,340
Genpact Ltd.	4,492	131,166
Global Payments, Inc.	3,431	494,853
GoDaddy, Inc., Class A *	4,882	278,811
International Business Machines Corp.	30,590	3,393,349
Jack Henry & Associates, Inc.	1,984	307,996
KBR, Inc.	2,987	61,771
Leidos Holdings, Inc.	2,174	199,247
MasterCard, Inc., Class A	31,172	7,529,908
MAXIMUS, Inc.	1,704	99,173
MongoDB, Inc. *@	284	38,777
Okta, Inc. *	1,243	151,969
Paychex, Inc.	10,313	648,894
PayPal Holdings, Inc. *	19,389	1,856,303
Perspecta, Inc.	3,641	66,412
Sabre Corp.	6,996	41,486
Science Applications International Corp.	1,371	102,318
Square, Inc., Class A *	2,409	126,184
Twilio, Inc., Class A *@	609	54,500
VeriSign, Inc. *	2,583	465,173
Visa, Inc., Class A	47,858	7,710,881
Western Union Co. (The)	9,941	180,230
WEX, Inc. *	803	83,954

		33,669,050

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,566	$90,759
Hasbro, Inc.	2,087	149,325
Mattel, Inc. *	6,202	54,640
Polaris Industries, Inc.	1,795	86,429

		381,153

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	5,595	400,714
Bio-Rad Laboratories, Inc., Class A *	290	101,663
Bio-Techne Corp.	473	89,690
Bruker Corp.	2,844	101,986
Charles River Laboratories International, Inc. *	1,272	160,539
Illumina, Inc. *	2,286	624,352
IQVIA Holdings, Inc. *	2,629	283,564
Medpace Holdings, Inc. *	500	36,690
Mettler-Toledo International, Inc. *	875	604,196
PerkinElmer, Inc.	1,576	118,641
PRA Health Sciences, Inc. *	1,513	125,640
Syneos Health, Inc. *	927	36,542
Thermo Fisher Scientific, Inc.	6,555	1,858,998
Waters Corp. *	2,267	412,708

		4,955,923

Machinery — 2.0%
AGCO Corp.	1,297	61,283
Allison Transmission Holdings, Inc.	4,543	148,147
Caterpillar, Inc.	18,883	2,191,183
Colfax Corp. *@	1,602	31,720
Crane Co.	1,115	54,836
Cummins, Inc.	3,435	464,824
Deere & Co.	8,703	1,202,406
Donaldson Co., Inc.	4,104	158,537
Dover Corp.	3,693	309,990
Flowserve Corp.	1,775	42,405
Fortive Corp.	5,025	277,330
Graco, Inc.	5,179	252,373
IDEX Corp.	1,854	256,056
Illinois Tool Works, Inc.	11,123	1,580,801
Ingersoll Rand, Inc. *	5,646	140,021
ITT, Inc.	2,281	103,466
John Bean Technologies Corp.	1,192	88,530
Lincoln Electric Holdings, Inc.	1,791	123,579
Middleby Corp. *	1,500	85,320
Nordson Corp.	1,255	169,513
Oshkosh Corp.	2,000	128,660
PACCAR, Inc.	7,927	484,577
Parker-Hannifin Corp.	2,988	387,633
Pentair PLC	3,472	103,327
RBC Bearings, Inc. *	421	47,484
Rexnord Corp.	3,100	70,277
Snap-On, Inc.	1,424	154,960
Stanley Black & Decker, Inc.	2,738	273,800
Timken Co., (The)	1,644	53,167
Toro Co. (The)	3,554	231,330
WABCO Holdings, Inc. *	2,200	297,110
Wabtec Corp.	2,029	97,656
Watts Water Technologies, Inc., Class A	400	33,860
Woodward, Inc.	1,254	74,538
Xylem, Inc.	3,144	204,769

		10,385,468

Marine — 0.0%
Kirby Corp. *	792	34,428

	SHARES	VALUE†
Media — 1.5%
Altice USA, Inc., Class A *	5,718	$127,454
Cable One, Inc.	145	238,381
Charter Communications, Inc., Class A *	3,374	1,472,110
Comcast Corp., Class A	106,625	3,665,767
Discovery, Inc., Class A *@	3,611	70,198
Discovery, Inc., Class C *	8,027	140,794
DISH Network Corp., Class A *	5,319	106,327
Fox Corp. Class A	6,818	161,109
Fox Corp. Class B *	3,842	87,905
Interpublic Group of Cos., Inc. (The)	10,877	176,099
Liberty Broadband Corp., Class A *	315	33,705
Liberty Broadband Corp., Class C *	1,507	166,855
Liberty Latin America Ltd., Class C *	3,298	33,837
Liberty SiriusXM Group, Class A *	1,263	40,024
Liberty SiriusXM Group, Class C *	1,841	58,212
New York Times Co. (The), Class A	1,201	36,883
News Corp., Class A	5,348	47,998
News Corp., Class B	1,525	13,710
Nexstar Media Group, Inc., Class A @	900	51,957
Omnicom Group, Inc.	7,861	431,569
Sinclair Broadcast Group, Inc., Class A @	2,200	35,376
Sirius XM Holdings, Inc.	40,907	202,081
TEGNA, Inc.	6,935	75,314
ViacomCBS, Inc. Class A. Class A	1,291	23,019
ViacomCBS, Inc. Class B	13,372	187,342

		7,684,026

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	18,140	122,445
Newmont Mining Corp.	7,738	350,377
Nucor Corp.	7,801	280,992
Reliance Steel & Aluminum Co.	1,603	140,407
Royal Gold, Inc.	1,115	97,797
Southern Copper Corp.	2,789	78,538
Steel Dynamics, Inc.	5,547	125,029

		1,195,585

Multi-Utilities — 1.0%
Ameren Corp.	5,621	409,378
Avista Corp.	1,575	66,922
Black Hills Corp.	1,500	96,045
Centerpoint Energy, Inc.	11,464	177,119
CMS Energy Corp.	6,895	405,081
Consolidated Edison, Inc.	7,627	594,906
Dominion Resources, Inc.	17,786	1,283,971
DTE Energy Co.	4,323	410,555
MDU Resources Group, Inc.	4,722	101,523
NiSource, Inc.	5,791	144,601
NorthWestern Corp.	1,200	71,796
Public Service Enterprise Group, Inc.	11,426	513,142
Sempra Energy	5,144	581,221
WEC Energy Group, Inc.	6,993	616,293

		5,472,553

Multiline Retail — 0.5%
Dollar General Corp.	5,963	900,473
Dollar Tree, Inc. *	2,071	152,156
Kohl’s Corp.	4,052	59,119
Macy’s, Inc. @	7,638	37,503
Nordstrom, Inc. @	4,741	72,727
Ollie’s Bargain Outlet Holdings, Inc. *@	742	34,384
Target Corp.	14,627	1,359,872

		2,616,234

Oil, Gas & Consumable Fuels — 1.6%
Apache Corp.	9,789	40,918

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Cabot Oil & Gas Corp.	12,160	$209,030
Cheniere Energy, Inc. *	5,605	187,768
Chevron Corp.	31,063	2,250,825
Cimarex Energy Co.	2,858	48,100
Concho Resources, Inc.	1,960	83,986
ConocoPhillips	26,451	814,691
Continental Resources, Inc. @	3,516	26,862
CVR Energy, Inc.	600	9,918
Devon Energy Corp.	7,592	52,461
Diamondback Energy, Inc.	1,701	44,566
EOG Resources, Inc.	13,701	492,140
Exxon Mobil Corp.	49,142	1,865,922
Hess Corp.	4,373	145,621
HollyFrontier Corp.	4,361	106,888
Kinder Morgan, Inc.	24,584	342,209
Marathon Oil Corp.	16,317	53,683
Marathon Petroleum Corp.	7,289	172,166
Murphy Oil Corp. @	2,049	12,560
Noble Energy, Inc.	8,781	53,037
Occidental Petroleum Corp.	20,968	242,810
ONEOK, Inc.	7,907	172,452
Parsley Energy, Inc., Class A	3,133	17,952
PBF Energy, Inc., Class A	3,569	25,269
Phillips 66	5,385	288,905
Pioneer Natural Resources Co.	2,909	204,066
Targa Resources Corp.	3,540	24,461
Valero Energy Corp.	7,324	332,217
Williams Cos., Inc. (The)	12,624	178,630
WPX Energy, Inc. *	8,368	25,522

		8,525,635

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,153	36,989

Personal Products — 0.3%
Coty, Inc., Class A	4,317	22,276
Estee Lauder Companies, Inc. (The), Class A	7,637	1,216,879
Herbalife Nutriation Ltd. *	2,876	83,864

		1,323,019

Pharmaceuticals — 5.3%
Allergan PLC	3,045	539,269
Bristol-Myers Squibb Co.	27,074	1,509,105
Catalent, Inc. *	4,134	214,761
Elanco Animal Health, Inc. *	4,517	101,136
Eli Lilly & Co.	25,881	3,590,212
Horizon Therapeutics PLC *	1,910	56,574
Jazz Pharmaceuticals PLC *	1,375	137,143
Johnson & Johnson	73,953	9,697,457
Merck & Co., Inc.	73,044	5,620,005
Mylan NV *	9,849	146,849
Perrigo Co. PLC	1,942	93,391
Pfizer, Inc.	127,653	4,166,594
Reata Pharmaceuticals, Inc., Class A *@	253	36,518
Taro Pharmaceutical Industries Ltd. *	475	29,070
Zoetis, Inc.	16,315	1,920,112

		27,858,196

Professional Services — 0.4%
ASGN, Inc. *	1,277	45,104
CoreLogic, Inc.	2,607	79,618

	SHARES	VALUE†
CoStar Group, Inc. *	438	$257,198
Equifax, Inc.	1,565	186,939
Exponent, Inc.	1,658	119,227
FTI Consulting, Inc. *	662	79,288
Insperity, Inc.	1,014	37,822
Manpowergroup, Inc.	1,621	85,897
Nielsen Holdings PLC	8,630	108,220
Robert Half International, Inc.	4,575	172,706
TransUnion	4,425	292,846
TriNet Group, Inc. *	1,165	43,874
Verisk Analytics, Inc.	3,790	528,250

		2,036,989

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	7,707	290,631
Howard Hughes Corp. (The) *	803	40,568
Jones Lang LaSalle, Inc.	1,173	118,449
Kennedy-Wilson Holdings, Inc.	1,369	18,372

		468,020

Road & Rail — 1.1%
AMERCO	236	68,570
CSX Corp.	21,234	1,216,708
JB Hunt Transport Services, Inc.	2,703	249,298
Kansas City Southern	1,994	253,597
Knight-Swift Transportation Holdings, Inc. @	2,249	73,767
Landstar System, Inc.	1,385	132,766
Norfolk Southern Corp.	5,769	842,274
Old Dominion Freight Line, Inc.	2,494	327,428
Schneider National, Inc., Class B	1,175	22,725
Union Pacific Corp.	20,037	2,826,018

		6,013,151

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc. *	19,236	874,853
Amkor Technology, Inc. *	2,800	21,812
Analog Devices, Inc.	6,654	596,531
Applied Materials, Inc.	27,044	1,239,156
Broadcom, Inc.	9,221	2,186,299
Brooks Automation, Inc.	1,100	33,550
Cabot Microelectronics Corp.	836	95,421
Cirrus Logic, Inc. *	1,900	124,697
Cree, Inc. *	2,253	79,891
Cypress Semiconductor Corp.	9,792	228,349
Enphase Energy, Inc. *	1,883	60,802
Entegris, Inc.	3,537	158,352
First Solar, Inc. *@	1,402	50,556
Intel Corp.	122,349	6,621,528
Kla-Tencor Corp.	4,685	673,422
Lam Research Corp.	4,493	1,078,320
Marvell Technology Group Ltd.	6,428	145,466
Maxim Integrated Products, Inc.	7,617	370,262
Microchip Technology, Inc. @	4,137	280,489
Micron Technology, Inc. *	19,067	801,958
MKS Instruments, Inc.	1,252	101,975
Monolithic Power Systems, Inc.	706	118,227
NVIDIA Corp.	13,418	3,536,985
ON Semiconductor Corp. *	10,894	135,521
Qorvo, Inc. *	1,579	127,315
QUALCOMM, Inc.	27,407	1,854,084
Semtech Corp. *	600	22,500
Silicon Laboratories, Inc. *	600	51,246
Skyworks Solutions, Inc.	3,906	349,118

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
SolarEdge Technologies, Inc. *	622	$50,929
Teradyne, Inc.	4,091	221,610
Texas Instruments, Inc.	32,461	3,243,828
Universal Display Corp.	786	103,579
Xilinx, Inc.	5,783	450,727

		26,089,358

Software — 7.3%
ACI Worldwide, Inc. *	2,645	63,877
Adobe, Inc. *	11,108	3,535,010
Alteryx, Inc., Class A *@	675	64,240
ANSYS, Inc. *	1,606	373,347
Appfolio, Inc., Class A *@	486	53,922
Aspen Technology, Inc. *	2,399	228,073
Atlassian Corp. PLC, Class A *	1,245	170,889
Autodesk, Inc. *	5,116	798,608
Avalara, Inc. *	354	26,408
Blackbaud, Inc.	1,688	93,768
Cadence Design Systems, Inc. *	6,999	462,214
CDK Global, Inc.	3,619	118,884
Cerence, Inc. *	550	8,470
Citrix Systems, Inc.	4,641	656,934
Coupa Software, Inc. *	835	116,675
Dropbox, Inc., Class A *	1,689	30,571
Envestnet, Inc. *	1,085	58,351
Fair Isaac Corp. *	1,050	323,074
Fortinet, Inc. *	2,910	294,405
Globant SA *	394	34,625
Guidewire Software, Inc. *	801	63,527
HubSpot, Inc. *@	534	71,123
Intuit, Inc.	7,575	1,742,250
j2 Global, Inc.	1,413	105,763
LogMeIn, Inc.	1,043	86,861
Manhattan Associates, Inc. *	2,518	125,447
Microsoft Corp.	130,116	20,520,594
New Relic, Inc. *	369	17,063
NortonLifeLock, Inc.	6,790	127,041
Nuance Communications, Inc. *	4,400	73,832
Oracle Corp.	76,275	3,686,371
Palo Alto Networks, Inc. *	795	130,348
Paycom Software, Inc. *	1,495	302,005
Paylocity Holding Corp. *	300	26,496
Pegasystems, Inc.	255	18,164
Proofpoint, Inc. *	470	48,217
PTC, Inc. *	953	58,333
Qualys, Inc. *	503	43,756
RealPage, Inc. *	1,381	73,096
RingCentral, Inc., Class A *	628	133,079
Salesforce.com, Inc. *	7,732	1,113,253
ServiceNow, Inc. *	2,217	635,348
Splunk, Inc. *	1,731	218,504
SS&C Technologies Holdings, Inc.	3,246	142,240
Synopsys, Inc. *	2,448	315,278
TiVo Corp.	1,378	9,756
Trade Desk, Inc. (The), Class A *@	483	93,219
Tyler Technologies, Inc. *	544	161,329
Verint Systems, Inc. *	1,038	44,634
VMware, Inc., Class A *@	2,065	250,071
Workday, Inc., Class A *	1,676	218,249
Zendesk, Inc. *	1,651	105,680

		38,273,272

Specialty Retail — 2.7%
Aaron’s, Inc.	1,750	39,865

	SHARES	VALUE†
Advance Auto Parts, Inc.	1,480	$138,114
AutoNation, Inc. *	2,137	59,964
AutoZone, Inc. *	582	492,372
Best Buy Co., Inc.	8,277	471,789
Burlington Stores, Inc. *	2,432	385,375
Carmax, Inc. *	4,116	221,564
Dick’s Sporting Goods, Inc.	2,102	44,688
Five Below, Inc. *	1,605	112,960
Floor & Decor Holdings, Inc., Class A *	1,935	62,094
Foot Locker, Inc.	2,923	64,452
Gap, Inc. (The)	6,907	48,625
Home Depot, Inc. (The)	25,040	4,675,218
L Brands, Inc. @	6,819	78,828
Lithia Motors, Inc. Class A	315	25,764
Lowe’s Cos., Inc.	26,311	2,264,062
Murphy USA, Inc. *	1,116	94,146
O’Reilly Automotive, Inc. *	2,598	782,128
Penske Auto Group, Inc. @	1,318	36,904
RH *	235	23,610
Ross Stores, Inc.	12,328	1,072,166
Tiffany & Co.	3,102	401,709
TJX Cos., Inc.	42,014	2,008,689
Tractor Supply Co.	3,772	318,923
Ulta Salon Cosmetics & Fragrance, Inc. *	1,930	339,101
Williams-Sonoma, Inc.	2,640	112,253

		14,375,363

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. *	1,245	13,433
Carter’s, Inc.	1,668	109,638
Columbia Sportswear Co.	858	59,863
Deckers Outdoor Corp. *	645	86,430
Hanesbrands, Inc. @	12,144	95,573
Lululemon Athletica, Inc. *	3,105	588,553
NIKE, Inc., Class B	39,480	3,266,575
PVH Corp.	1,316	49,534
Ralph Lauren Corp.	1,100	73,513
Skechers U.S.A., Inc., Class A *	3,300	78,342
Tapestry, Inc.	7,810	101,139
Under Armour, Inc., Class A *@	2,760	25,420
Under Armour, Inc., Class C *	2,884	23,245
VF Corp.	9,707	524,955

		5,096,213

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	2,110	55,577
New York Community Bancorp, Inc.	9,133	85,759
TFS Financial Corp.	1,093	16,690

		158,026

Tobacco — 1.0%
Altria Group, Inc.	63,824	2,468,074
Philip Morris International, Inc.	35,950	2,622,912

		5,090,986

Trading Companies & Distributors — 0.3%
Air Lease Corp.	3,438	76,117
Fastenal Co.	16,611	519,094
GATX Corp. @	1,100	68,816
HD Supply Holdings, Inc. *	4,945	140,586
MSC Industrial Direct Co., Class A	1,509	82,950
United Rentals, Inc. *	2,555	262,910
Watsco, Inc.	474	74,906
WW Grainger, Inc.	1,654	411,019

		1,636,398

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	$32,446

Water Utilities — 0.2%
American States Water Co.	1,331	108,796
American Water Works Co., Inc.	4,061	485,533
Essential Utilities, Inc.	4,781	194,587

		788,916

Wireless Telecommunication Services — 0.2%
Sprint Corp. *	15,015	129,429
T-Mobile US, Inc. *	7,894	662,307
United States Cellular Corp. *	400	11,716

		803,452

TOTAL COMMON STOCKS (Identified Cost $203,266,522)		498,516,547

MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,531,885	21,614,896

TOTAL MUTUAL FUNDS (Identified Cost $18,888,305)		21,614,896

SHORT-TERM INVESTMENTS — 1.1%
Investment Company — 1.1%
State Street Institutional U.S. Government Money Market Fund 0.321%	5,832,824	5,832,824

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.240%	200,597	200,597

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,033,421)		6,033,421

Total Investments — 100.0% (Identified Cost $228,188,248)		526,164,864
Liabilities, Less Cash and Other Assets — 0.0%		(58,872)

Net Assets — 100.0%		$526,105,992

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2020, the market value of the securities on loan was $3,642,789.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2020

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	25.4%
Health Care	14.5%
Financials	12.7%
Consumer Discretionary	11.7%
Industrials	10.1%
Communication Services	9.5%
Consumer Staples	8.4%
Utilities	3.7%
Materials	2.3%
Energy	1.7%

100.0%

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Aerospace & Defense — 1.7%
Arconic, Inc.	42,783	$687,095
General Dynamics Corp.	4,160	550,410
Textron, Inc.	43,757	1,166,999
United Technologies Corp.	50,710	4,783,474

		7,187,978

Air Freight & Logistics — 0.7%
FedEx Corp.	19,292	2,339,348
XPO Logistics, Inc. *@	15,841	772,249

		3,111,597

Airlines — 1.1%
Alaska Air Group, Inc.	13,361	380,388
Delta Air Lines, Inc.	65,959	1,881,810
JetBlue Airways Corp. *	42,326	378,818
Southwest Airlines Co.	30,194	1,075,208
United Continental Holdings, Inc. *	38,241	1,206,504

		4,922,728

Auto Components — 0.5%
Autoliv, Inc.	11,805	543,148
BorgWarner, Inc.	24,241	590,753
Gentex Corp.	25,695	569,401
Goodyear Tire & Rubber Co. (The)	2,391	13,916
Lear Corp.	6,743	547,869
Veoneer, Inc. *@	5,087	37,237

		2,302,324

Automobiles — 1.0%
Ford Motor Co.	271,359	1,310,664
General Motors Co.	147,663	3,068,437

		4,379,101

Beverages — 0.3%
Constellation Brands, Inc., Class A	4,982	714,219
Molson Coors Brewing Co., Class B	15,458	603,017

		1,317,236

Biotechnology — 0.4%
Alexion Pharmaceuticals, Inc. *	4,296	385,738
Biogen, Inc. *	3,517	1,112,708
Regeneron Pharmaceuticals, Inc. *	392	191,410
United Therapeutics Corp. *	683	64,765

		1,754,621

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	11,027	476,919
Johnson Controls International PLC	34,370	926,615
Owens Corning	19,528	757,882
Trane Technologies PLC	16,931	1,398,331

		3,559,747

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	82,474	2,777,724
Goldman Sachs Group, Inc. (The)	25,458	3,935,552
Invesco Ltd.	13,425	121,899
Morgan Stanley	108,757	3,697,738
State Street Corp.	6,744	359,253

		10,892,166

Chemicals — 2.1%
Air Products & Chemicals, Inc.	7,452	1,487,494
Albemarle Corp. @	9,985	562,854
CF Industries Holdings, Inc.	25,378	690,282
Corteva, Inc. *	18,513	435,055
Dow, Inc. *	31,294	915,037
DuPont de Nemours, Inc.	24,698	842,202
Eastman Chemical Co.	23,262	1,083,544

	SHARES	VALUE†
FMC Corp.	1,536	$125,476
Linde PLC	9,842	1,702,666
LyondellBasell Industries NV, Class A	13,053	647,820
Valvoline, Inc.	20,825	272,599
Westlake Chemical Corp.	7,968	304,139

		9,069,168

Commercial Banks — 11.4%
Bank of America Corp.	456,498	9,691,452
Citigroup, Inc.	136,813	5,762,564
Citizens Financial Group, Inc.	18,613	350,110
Comerica, Inc.	2,306	67,658
East West Bancorp, Inc.	2,390	61,519
Fifth Third Bancorp	86,881	1,290,183
Huntington Bancshares, Inc.	122,871	1,008,771
JPMorgan Chase & Co.	150,463	13,546,184
KeyCorp	66,158	686,058
M&T Bank Corp.	3,071	317,633
People’s United Financial, Inc.	5,834	64,466
PNC Financial Services Group, Inc. (The)	21,675	2,074,731
Regions Financial Corp.	155,307	1,393,104
TCF Financial Corp.	3,510	79,537
Truist Financial Corp.	78,338	2,415,944
Wells Fargo & Co.	343,221	9,850,443
Zions Bancorp NA	23,470	628,057

		49,288,414

Commercial Services & Supplies — 0.7%
Republic Services, Inc.	38,119	2,861,212

Communications Equipment — 0.1%
Cisco Systems, Inc.	940	36,952
Juniper Networks, Inc.	28,774	550,734

		587,686

Computers & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	168,468	1,635,824
HP, Inc.	184,096	3,195,907
Western Digital Corp.	23,295	969,538
Xerox Holdings Corp. *	34,600	655,324

		6,456,593

Construction & Engineering — 0.3%
AECOM *	11,462	342,141
Jacobs Engineering Group, Inc.	8,552	677,917
Quanta Services, Inc.	13,887	440,634

		1,460,692

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	4,728	894,679
Vulcan Materials Co.	11,511	1,243,994

		2,138,673

Consumer Finance — 0.9%
Ally Financial, Inc.	66,748	963,174
Capital One Financial Corp.	47,279	2,383,807
Santander Consumer USA Holdings, Inc.	15,524	215,939
Synchrony Financial	25,544	411,003

		3,973,923

Containers & Packaging — 0.6%
Amcor PLC *	7,600	61,712
International Paper Co.	44,343	1,380,398
Packaging Corp. of America	2,898	251,633
Sonoco Products Co.	611	28,320
WestRock Co.	24,453	691,042

		2,413,105

Distributors — 0.2%
LKQ Corp. *	47,648	977,260

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B *	58,774	$10,745,651
Jefferies Financial Group, Inc.	6,993	95,594
Voya Financial, Inc.	7,020	284,661

		11,125,906

Diversified Telecommunication Services — 5.0%
AT&T, Inc.	678,094	19,766,440
CenturyLink, Inc.	139,832	1,322,811
Verizon Communications, Inc.	11,804	634,229

		21,723,480

Electric Utilities — 0.1%
NRG Energy, Inc.	22,148	603,754

Electrical Equipment — 0.9%
AMETEK, Inc.	1,549	111,559
Eaton Corp. PLC	40,532	3,148,931
Emerson Electric Co.	3,706	176,591
Sensata Technologies Holding PLC *	18,677	540,326

		3,977,407

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc. *	7,332	380,311
Corning, Inc.	84,494	1,735,507
Flex Ltd. *	31,420	263,142
Jabil, Inc.	496	12,192
SYNNEX Corp.	1,605	117,326
TE Connectivity Ltd.	20,879	1,314,959

		3,823,437

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	20,187	211,964
Halliburton Co.	11,311	77,480
National Oilwell Varco, Inc.	29,834	293,268
Schlumberger Ltd.	40,615	547,896
TechnipFMC PLC	34,156	230,212

		1,360,820

Entertainment — 2.0%
Activision Blizzard, Inc.	11,439	680,392
Liberty Media Corp-Liberty Formula One, Class A *	1,097	28,324
Liberty Media Corp-Liberty Formula One, Class C *	2,194	59,742
Madison Square Garden Co. (The), Class A *	443	93,655
Walt Disney Co. (The)	81,188	7,842,761

		8,704,874

Food & Staples Retailing — 2.5%
Kroger Co. (The)	62,007	1,867,651
US Foods Holding Corp. *	20,840	369,076
Walgreens Boots Alliance, Inc.	63,418	2,901,374
Walmart, Inc.	51,637	5,866,996

		11,005,097

Food Products — 2.5%
Archer-Daniels-Midland Co.	24,965	878,269
Bunge Ltd.	12,845	527,030
Conagra Brands, Inc.	10,593	310,799
Ingredion, Inc.	3,073	232,011
J.M. Smucker Co. (The)	18,272	2,028,192
Kraft Heinz Co. (The)	3,992	98,762
Mondelez International, Inc., Class A	68,798	3,445,404

	SHARES	VALUE†
Post Holdings, Inc. *	8,176	$678,363
Seaboard Corp.	22	61,882
Tyson Foods, Inc., Class A	41,844	2,421,512

		10,682,224

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	9,224	727,866
Becton Dickinson & Co.	574	131,888
Danaher Corp.	32,463	4,493,204
Envista Holdings Corp. *	14,141	211,266
Medtronic PLC	71,296	6,429,473
STERIS PLC	3,637	509,071
Zimmer Biomet Holdings, Inc.	6,835	690,882

		13,193,650

Health Care Providers & Services — 7.8%
Anthem, Inc.	28,266	6,417,513
Cardinal Health, Inc.	22,828	1,094,374
Centene Corp. *	32,696	1,942,469
CIGNA Corp. *	31,781	5,630,958
CVS Health Corp.	113,823	6,753,119
DaVita, Inc. *	30,386	2,311,159
Henry Schein, Inc. *	3,777	190,814
Humana, Inc.	10,141	3,184,477
Laboratory Corp. of America Holdings *	16,237	2,052,194
McKesson Corp.	11,138	1,506,526
Quest Diagnostics, Inc.	19,764	1,587,049
Universal Health Services, Inc., Class B	10,322	1,022,704

		33,693,356

Health Care Technology — 0.1%
Change Healthcare, Inc. *	22,121	220,989

Hotels, Restaurants & Leisure — 0.7%
Aramark	24,025	479,779
Carnival Corp.	27,865	366,982
Hyatt Hotels Corp., Class A	3,874	185,565
MGM Resorts International	67,948	801,786
Norwegian Cruise Line Holdings Ltd. *	34,226	375,117
Royal Caribbean Cruises Ltd.	26,539	853,760

		3,062,989

Household Durables — 1.6%
DR Horton, Inc.	65,701	2,233,834
Garmin Ltd.	12,982	973,131
Lennar Corp., Class A	23,116	883,031
Lennar Corp.,B Shares	573	16,571
Mohawk Industries, Inc. *	6,136	467,809
Newell Brands, Inc.	19,061	253,130
PulteGroup, Inc.	50,018	1,116,402
Toll Brothers, Inc.	4,225	81,331
Whirlpool Corp.	12,182	1,045,215

		7,070,454

Independent Power Producers & Energy Traders — 0.1%
Vistra Energy Corp.	25,467	406,453

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	6,915	866,311
General Electric Co.	63,080	500,855

		1,367,166

Insurance — 4.1%
Aflac, Inc.	32,730	1,120,675
Alleghany Corp.	855	472,259
Allstate Corp. (The)	16,678	1,529,873
American Financial Group, Inc.	6,623	464,140

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
American International Group, Inc.	41,993	$1,018,330
Arch Capital Group Ltd. *	11,691	332,726
Assurant, Inc.	4,786	498,175
Athene Holding Ltd., Class A *	1,982	49,193
Chubb Ltd.	11,440	1,277,734
CNA Financial Corp.	4,467	138,656
Everest Re Group Ltd.	3,050	586,881
Hartford Financial Services Group, Inc.	49,258	1,735,852
Lincoln National Corp.	15,935	419,409
Loews Corp.	23,090	804,225
MetLife, Inc.	37,755	1,154,170
Old Republic International Corp.	23,484	358,131
Principal Financial Group, Inc.	32,419	1,016,012
Prudential Financial, Inc.	18,202	949,052
Reinsurance Group of America, Inc.	5,167	434,751
RenaissanceRe Holdings Ltd.	2,534	378,377
Travelers Companies, Inc. (The)	23,169	2,301,840
Unum Group	19,221	288,507
WR Berkley Corp.	5,014	261,580

		17,590,548

IT Services — 1.9%
Akamai Technologies, Inc. *	1,638	149,861
Amdocs Ltd.	15,213	836,259
Cognizant Technology Solutions Corp., Class A	10,995	510,938
DXC Technology Co.	26,465	345,368
Fidelity National Information Services, Inc.	26,982	3,282,090
Fiserv, Inc. *	7,058	670,439
Global Payments, Inc.	3,897	562,064
Leidos Holdings, Inc.	20,264	1,857,196

		8,214,215

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A *	172	60,296
IQVIA Holdings, Inc. *	4,807	518,483
Thermo Fisher Scientific, Inc.	20,616	5,846,698

		6,425,477

Machinery — 1.7%
AGCO Corp.	8,548	403,893
Cummins, Inc.	8,463	1,145,213
Dover Corp.	8,822	740,519
Ingersoll Rand, Inc. *	14,939	370,487
Oshkosh Corp.	7,274	467,936
PACCAR, Inc.	16,406	1,002,899
Parker-Hannifin Corp.	2,864	371,547
Pentair PLC	20,400	607,104
Snap-On, Inc.	6,351	691,116
Stanley Black & Decker, Inc.	14,300	1,430,000
Wabtec Corp.	5,333	256,677

		7,487,391

Media — 6.2%
Charter Communications, Inc., Class A *	20,137	8,785,974
Comcast Corp., Class A	428,572	14,734,305
Discovery, Inc., Class A *@	21,200	412,128
Discovery, Inc., Class C *	35,235	618,022
DISH Network Corp., Class A *	12,654	252,953
Fox Corp. Class A	15,004	354,545
Fox Corp. Class B *	8,600	196,768
Interpublic Group of Cos., Inc. (The)	13,320	215,651
Liberty Broadband Corp., Class C *	3,887	430,369
Liberty SiriusXM Group, Class A *	4,389	139,087
Liberty SiriusXM Group, Class C *	8,778	277,560

	SHARES	VALUE†
News Corp., Class A	8,320	$74,672
News Corp., Class B	1,734	15,589
ViacomCBS, Inc. Class B	24,269	340,009

		26,847,632

Metals & Mining — 1.5%
Freeport-McMoRan, Inc.	116,560	786,780
Newmont Mining Corp.	38,185	1,729,017
Nucor Corp.	56,664	2,041,037
Reliance Steel & Aluminum Co.	12,373	1,083,751
Royal Gold, Inc.	1,245	109,199
Steel Dynamics, Inc.	33,820	762,303

		6,512,087

Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	110,101

Multiline Retail — 0.7%
Dollar Tree, Inc. *	7,370	541,474
Kohl’s Corp.	33,121	483,235
Target Corp.	19,247	1,789,394

		2,814,103

Oil, Gas & Consumable Fuels — 8.9%
Apache Corp.	41,053	171,602
Chevron Corp.	176,242	12,770,495
Cimarex Energy Co.	937	15,770
Concho Resources, Inc.	15,174	650,206
ConocoPhillips	97,287	2,996,440
Devon Energy Corp.	52,433	362,312
Diamondback Energy, Inc.	6,232	163,278
EOG Resources, Inc.	4,771	171,374
Exxon Mobil Corp.	281,825	10,700,895
Hess Corp.	21,400	712,620
HollyFrontier Corp.	23,643	579,490
Kinder Morgan, Inc.	93,214	1,297,539
Marathon Oil Corp.	102,694	337,863
Marathon Petroleum Corp.	75,262	1,777,688
Noble Energy, Inc.	55,397	334,598
Occidental Petroleum Corp.	63,984	740,935
Phillips 66	25,426	1,364,105
Pioneer Natural Resources Co.	8,833	619,635
Targa Resources Corp.	19,687	136,037
Valero Energy Corp.	52,914	2,400,179
Williams Cos., Inc. (The)	12,515	177,087

		38,480,148

Personal Products — 0.0%
Coty, Inc., Class A	22,181	114,454

Pharmaceuticals — 4.9%
Allergan PLC	3,547	628,174
Bristol-Myers Squibb Co.	30,595	1,705,365
Jazz Pharmaceuticals PLC *	4,730	471,770
Mylan NV *	65,716	979,826
Perrigo Co. PLC	10,679	513,553
Pfizer, Inc.	516,804	16,868,482

		21,167,170

Professional Services — 0.2%
Manpowergroup, Inc.	8,693	460,642
Nielsen Holdings PLC	29,426	369,002

		829,644

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	15,282	576,284
Jones Lang LaSalle, Inc.	5,491	554,481

		1,130,765

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail — 1.5%
AMERCO	2,003	$581,972
Kansas City Southern	14,222	1,808,754
Norfolk Southern Corp.	27,918	4,076,028

		6,466,754

Semiconductors & Semiconductor Equipment — 7.1%
Analog Devices, Inc.	10,368	929,491
Intel Corp.	407,232	22,039,396
Lam Research Corp.	1,417	340,080
Marvell Technology Group Ltd.	18,929	428,363
Microchip Technology, Inc.	2,020	136,956
Micron Technology, Inc. *	110,111	4,631,269
ON Semiconductor Corp. *	41,142	511,807
Qorvo, Inc. *	12,299	991,668
Skyworks Solutions, Inc.	8,040	718,615

		30,727,645

Software — 0.1%
NortonLifeLock, Inc.	3,129	58,544
SS&C Technologies Holdings, Inc.	5,975	261,824

		320,368

Specialty Retail — 0.2%
Advance Auto Parts, Inc.	4,932	460,254
Carmax, Inc. *	6,257	336,814
Gap, Inc. (The) @	17,531	123,418
Tiffany & Co.	911	117,975

		1,038,461

Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	9,516	358,182
Ralph Lauren Corp.	4,113	274,872
Tapestry, Inc.	12,722	164,750

		797,804

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,435	79,205

Trading Companies & Distributors — 0.1%
United Rentals, Inc. *	5,460	561,834

Wireless Telecommunication Services — 0.5%
Sprint Corp. *	29,977	258,402
T-Mobile US, Inc. *	24,396	2,046,824

		2,305,226

TOTAL COMMON STOCKS (Identified Cost $439,936,042)		430,697,312

SHORT-TERM INVESTMENTS — 1.0%
Investment Company — 1.0%
State Street Institutional U.S. Government Money Market Fund 0.321%	4,156,656	4,156,656

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.240%	142,840	142,840

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,299,496)		4,299,496

VALUE†
Total Investments — 100.3% (Identified Cost $444,235,538)	$434,996,808
Liabilities, Less Cash and Other Assets — (0.3%)	(1,232,584)

Net Assets — 100.0%	$433,764,224

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2020, the market value of the securities on loan was $1,424,628.

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2020

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	21.8%
Health Care	17.7%
Communication Services	13.8%
Information Technology	11.6%
Industrials	10.2%
Energy	9.3%
Consumer Staples	5.4%
Consumer Discretionary	5.2%
Materials	4.7%
Utilities	0.3%

100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Aerospace & Defense — 1.5%
AAR Corp.	6,433	$114,250
Aerojet Rocketdyne Holdings, Inc. *	16,439	687,644
Aerovironment, Inc. *	4,738	288,829
Astronics Corp. *	4,622	42,430
Astronics Corp. Class B *	693	6,306
Axon Enterprise, Inc. *	11,968	846,975
BWX Technologies, Inc.	4,385	213,593
CPI Aerostructures, Inc. *	1,342	3,020
Cubic Corp.	5,405	223,281
Curtiss-Wright Corp.	2,920	269,837
Ducommun, Inc. *	2,355	58,522
HEXCEL Corp.	6,425	238,946
Innovative Solutions & Support, Inc. *	3,248	10,361
Kratos Defense & Security Solutions, Inc. *	17,754	245,715
Mercury Systems, Inc. *	8,267	589,768
Moog, Inc., Class A	6,352	320,967
National Presto Industries, Inc.	1,177	83,343
Park Aerospace Corp.	3,167	39,904
SIFCO Industries, Inc. *	1,187	2,635
Spirit Aerosystems Holdings, Inc., Class A	6,971	166,816
Textron, Inc.	805	21,469
Triumph Group, Inc.	1,303	8,808
Vectrus, Inc. *	2,671	110,606

		4,594,025

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc. *	12,229	223,546
Atlas Air Worldwide Holdings, Inc. *	5,507	141,365
Echo Global Logistics, Inc. *	5,962	101,831
Forward Air Corp.	5,515	279,335
HUB Group, Inc., Class A *	6,511	296,055
Radiant Logistics, Inc. *	9,354	36,200
XPO Logistics, Inc. *@	6,688	326,040

		1,404,372

Airlines — 0.4%
Alaska Air Group, Inc.	8,750	249,113
Allegiant Travel Co.	3,245	265,441
American Airlines Group, Inc.	18,300	223,077
Hawaiian Holdings, Inc.	9,213	96,184
JetBlue Airways Corp. *	21,174	189,507
Skywest, Inc.	10,165	266,221
Spirit Airlines, Inc. *	3,315	42,730

		1,332,273

Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc. *	22,774	82,214
Autoliv, Inc.	6,220	286,182
BorgWarner, Inc.	14,240	347,029
Cooper Tire & Rubber Co.	10,126	165,054
Cooper-Standard Holdings, Inc. *	3,482	35,760
Dana, Inc.	28,485	222,468
Delphi Technologies PLC *	2,052	16,519
Dorman Products, Inc. *	7,027	388,382
Fox Factory Holding Corp. *	7,705	323,610
Gentex Corp.	17,424	386,116
Gentherm, Inc. *	6,526	204,916
Goodyear Tire & Rubber Co. (The)	30,115	175,269
Horizon Global Corp. *	3,431	6,416
LCI Industries	5,143	343,707
Lear Corp.	4,555	370,094
Modine Manufacturing Co. *	11,514	37,420
Motorcar Parts of America, Inc. *	3,613	45,452

	SHARES	VALUE†
Shiloh Industries, Inc. *	7,004	$8,755
Standard Motor Products, Inc.	4,549	189,102
Stoneridge, Inc. *	5,532	92,661
Strattec Security Corp.	1,541	22,298
Superior Industries International, Inc.	3,031	3,637
Tenneco, Inc. Class A @	5,563	20,027
Visteon Corp. *	5,114	245,370

		4,018,458

Automobiles — 0.1%
Harley-Davidson, Inc.	10,877	205,902
Thor Industries, Inc. @	875	36,907
Winnebago Industries, Inc.	6,981	194,142

		436,951

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *@	1,852	680,721
Coca-Cola Consolidated, Inc.	1,354	282,350
Craft Brew Alliance, Inc. *	4,918	73,278
MGP Ingredients, Inc.	3,495	93,981
National Beverage Corp. *@	4,756	202,843

		1,333,173

Biotechnology — 2.0%
Acadia Pharmaceuticals, Inc. *	8,765	370,321
Achillion Pharmaceuticals, Inc. §	23,152	10,650
Acorda Therapeutics, Inc. *@	12,575	11,727
Aduro Biotech, Inc. *	1,186	3,250
Adverum Biotechnologies, Inc. *	8,282	80,915
Agios Pharmaceuticals, Inc. *@	1,978	70,179
Alkermes PLC *	4,984	71,869
Alnylam Pharmaceuticals, Inc. *	8,545	930,123
AMAG Pharmaceuticals, Inc. *	2,638	16,303
Anika Therapeutics, Inc. *	2,305	66,638
Applied Genetic Technologies Corp. *	2,241	7,351
Aravive, Inc. *	1,937	11,157
Ardelyx, Inc. *	10,642	60,500
BioSpecifics Technologies Corp. *	1,701	96,226
Bluebird Bio, Inc. *@	4,559	209,532
Blueprint Medicines Corp. *	2,864	167,487
Calithera Biosciences, Inc. *	3,632	16,126
Cellular Biomedicine Group, Inc. *@	2,000	31,640
Chimerix, Inc. *	13,027	18,759
Concert Pharmaceuticals, Inc. *	4,026	35,590
Corvus Pharmaceuticals, Inc. *@	1,065	2,247
Emergent BioSolutions, Inc. *	9,016	521,666
Enanta Pharmaceuticals, Inc. *	3,246	166,942
Exact Sciences Corp. *@	3,244	188,152
Exelixis, Inc. *	21,779	375,034
Five Prime Therapeutics, Inc. *	4,603	10,449
Infinity Pharmaceuticals, Inc. *	17,874	14,973
Ionis Pharmaceuticals, Inc. *	8,368	395,639
Karyopharm Therapeutics, Inc. *	2,354	45,220
Kindred Biosciences, Inc. *	3,345	13,380
Ligand Pharmaceuticals, Inc. *@	2,408	175,110
Lineage Cell Therapeutics, Inc. *@	3,419	2,831
MacroGenics, Inc. *	2,337	13,601
Madrigal Pharmaceuticals, Inc. *	101	6,743
MEI Pharma, Inc. *	6,204	9,988
Merrimack Pharmaceuticals, Inc.	4,336	9,322
Minerva Neurosciences, Inc. *	5,077	30,564
Myriad Genetics, Inc. *	12,556	179,676
Neoleukin Therapeutics, Inc. *@	1,970	22,419
Neurocrine Biosciences, Inc. *	7,422	642,374
OPKO Health, Inc. *@	23,063	30,904
PDL BioPharma, Inc. *	18,262	51,499

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Pfenex, Inc. *	2,903	$25,604
Precigen, Inc. *@	872	2,965
Retrophin, Inc. *	8,973	130,916
Sage Therapeutics, Inc. *	3,009	86,419
Sarepta Therapeutics, Inc. *	4,098	400,866
Spectrum Pharmaceuticals, Inc. *	4,922	11,468
Syndax Pharmaceuticals, Inc. *	6,974	76,505
United Therapeutics Corp. *	1,004	95,204
Verastem, Inc. *@	9,653	25,484

		6,050,507

Building Products — 2.2%
A.O. Smith Corp.	10,163	384,263
AAON, Inc.	11,897	574,863
Advanced Drainage Systems, Inc.	12,236	360,228
American Woodmark Corp. *	3,248	148,011
Apogee Enterprises, Inc.	5,443	113,323
Armstrong Flooring, Inc. *	5,675	8,115
Armstrong World Industries, Inc.	11,660	926,037
Builders FirstSource, Inc. *	23,094	282,440
Cornerstone Building Brands, Inc. *	10,395	47,401
CSW Industrials, Inc.	1,329	86,186
Fortune Brands Home & Security, Inc.	9,604	415,373
Gibraltar Industries, Inc. *	6,651	285,461
Griffon Corp.	10,377	131,269
Insteel Industries, Inc.	4,090	54,193
Masonite International Corp. *	169	8,019
Owens Corning	7,572	293,869
Patrick Industries, Inc.	4,826	135,900
PGT Innovations, Inc. *	12,429	104,279
Quanex Building Products Corp.	6,583	66,357
Simpson Manufacturing Co., Inc.	9,021	559,122
Trex Co., Inc. *	15,148	1,213,961
Universal Forest Products, Inc.	13,969	519,507

		6,718,177

Capital Markets — 2.0%
Affiliated Managers Group, Inc.	2,857	168,963
Ares Management Corp., Class A	2,832	87,594
Artisan Partners Asset Management, Inc., Class A	10,977	235,896
BGC Partners, Inc., Class A	58,742	148,030
Blucora, Inc. *	10,400	125,320
BrightSphere Investment Group PLC *	5,801	37,068
Calamos Asset Management, Inc. §	5,037	—
Cohen & Steers, Inc.	7,453	338,739
Cowen Group, Inc. Class A	5,431	52,463
Diamond Hill Investment Group, Inc.	739	66,687
Donnelley Financial Solutions, Inc. *	7,095	37,391
Eaton Vance Corp.	6,683	215,527
Evercore, Inc., Class A	9,789	450,881
Federated Investors, Inc.	20,626	392,925
Gain Capital Holdings, Inc. @	9,997	55,783
GAMCO Investors, Inc., Class A	1,700	18,683
Greenhill & Co., Inc.	3,087	30,376
Houlihan Lokey, Inc.	1,002	52,224
Interactive Brokers Group, Inc., Class A	16,151	697,239
Intl FCStone, Inc. *	3,859	139,927
Invesco Ltd.	27,257	247,494
Janus Henderson Group PLC	16,584	254,067
Lazard Ltd., Class A	7,639	179,975

	SHARES	VALUE†
LPL Financial Holdings, Inc.	6,530	$355,428
Manning & Napier, Inc. @	2,524	3,155
Moelis & Co., Class A	3,839	107,876
Morningstar, Inc.	3,198	371,768
Oppenheimer Holdings, Inc., Class A	2,523	49,854
Piper Jaffray Cos.	2,887	145,996
PJT Partners, Inc., Class A	597	25,904
Pzena Investment Management, Inc., Class A	4,481	19,985
Safeguard Scientifics, Inc.	5,542	30,758
SEI Investments Co.	2,649	122,755
Silvercrest Asset Management Group, Inc., Class A	759	7,180
Stifel Financial Corp.	12,616	520,788
Virtu Financial, Inc., Class A	5,099	106,161
Virtus Investment Partners, Inc.	1,373	104,499
Waddell & Reed Financial, Inc., Class A @	3,742	42,584
Westwood Holdings Group, Inc.	1,610	29,479
WisdomTree Investments, Inc.	24,211	56,412

		6,133,834

Chemicals — 2.5%
Advanced Emissions Solutions, Inc. @	2,266	14,888
AdvanSix, Inc. *	6,440	61,438
AgroFresh Solutions, Inc. *	3,359	5,509
Albemarle Corp. @	8,394	473,170
American Vanguard Corp.	6,147	88,886
Ashland Global Holdings, Inc.	3,607	180,602
Axalta Coating Systems Ltd. *	18,164	313,692
Balchem Corp.	7,418	732,305
Cabot Corp.	9,527	248,845
CF Industries Holdings, Inc.	9,838	267,593
Chase Corp.	1,902	156,515
Chemours Co. (The)	10,027	88,939
Core Molding Technologies, Inc. *	1,500	2,310
Eastman Chemical Co.	558	25,992
Element Solutions, Inc. *	30,212	252,572
Ferro Corp. *	16,853	157,744
Flotek Industries, Inc. *	6,893	6,135
FutureFuel Corp.	9,573	107,888
GCP Applied Technologies, Inc. *	2,256	40,157
H.B. Fuller Co.	10,077	281,451
Hawkins, Inc.	2,398	85,369
Huntsman Corp.	13,650	196,969
Ingevity Corp. *	948	33,370
Innospec, Inc.	5,199	361,278
Intrepid Potash, Inc. *	15,892	12,714
Koppers Holdings, Inc. *	4,597	56,865
Kraton Corp. *	6,776	54,886
Kronos Worldwide, Inc.	10,857	91,633
Minerals Technologies, Inc.	6,456	234,094
Mosaic Co. (The)	23,505	254,324
NewMarket Corp.	570	218,236
Northern Technologies International Corp.	1,600	11,840
Olin Corp.	2,299	26,829
Omnova Solutions, Inc. *	10,952	111,053
PolyOne Corp.	15,538	294,756
Rayonier Advanced Materials, Inc.	12,548	13,301
RPM International, Inc.	6,495	386,452
Scotts Miracle-Gro Co. (The)	3,752	384,205
Sensient Technologies Corp.	8,813	383,454
Stepan Co.	3,991	353,044

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Trecora Resources *	5,488	$32,654
Tredegar Corp.	7,107	111,082
Trinseo SA	7,865	142,435
Tronox Holdings PLC Class A *	12,458	62,041
Valvoline, Inc.	3,829	50,122
W.R. Grace & Co.	4,369	155,536
Westlake Chemical Corp.	4,157	158,673

		7,783,846

Commercial Banks — 9.1%
1st Source Corp.	5,209	168,928
Allegiance Bancshares, Inc.	1,614	38,914
American National Bankshares, Inc.	2,156	51,528
Ameris Bancorp	15,532	369,040
AmeriServ Financial, Inc.	4,400	11,528
Arrow Financial Corp.	3,163	88,153
Associated Banc-Corp.	33,353	426,585
Atlantic Capital Bancshares, Inc. *	2,502	29,699
Atlantic Union Bankshares Corp.	12,121	265,450
Banc of California, Inc.	8,558	68,464
Bancfirst Corp.	6,580	219,575
Bancorp, Inc. (The) *	13,385	81,247
BancorpSouth Bank	20,043	379,214
Bank of Hawaii Corp.	9,487	524,062
Bank of Marin Bancorp	2,100	63,000
Bank OZK	3,630	60,621
BankFinancial Corp.	3,364	29,637
BankUnited, Inc.	3,750	70,125
Bankwell Financial Group, Inc.	326	4,975
Banner Corp.	5,985	197,744
Bar Harbor Bankshares	2,489	43,010
BCB Bancorp, Inc.	878	9,351
Berkshire Hills Bancorp, Inc.	7,927	117,795
BOK Financial Corp.	4,438	188,881
Boston Private Financial Holdings, Inc.	18,069	129,193
Bridge Bancorp, Inc.	2,975	62,951
Brookline Bancorp, Inc.	14,754	166,425
Bryn Mawr Bank Corp.	3,543	100,550
C&F Financial Corp.	962	38,384
Cadence BanCorp	6,063	39,713
Camden National Corp.	2,750	86,487
Capital City Bank Group, Inc.	1,890	38,027
Carolina Financial Corp.	4,074	105,394
Cathay General Bancorp	16,356	375,370
CenterState Bank Corp.	14,477	249,439
Central Pacific Financial Corp.	7,849	124,799
Central Valley Community Bancorp	2,688	35,052
Century Bancorp, Inc., Class A	695	43,257
CIT Group, Inc.	6,260	108,048
Citizens & Northern Corp.	852	17,040
Citizens Community Bancorp, Inc.	400	2,580
City Holding Co.	3,198	212,763
Civista Bancshares, Inc.	270	4,039
CNB Financial Corp.	3,264	61,592
Columbia Banking System, Inc.	14,629	392,057
Comerica, Inc.	2,167	63,580
Commerce Bancshares, Inc. @	8,130	409,345
Community Bank System, Inc.	10,370	609,756
Community Trust Bancorp, Inc.	3,677	116,892
Connectone Bancorp, Inc.	6,144	82,575
Cullen/Frost Bankers, Inc. @	4,337	241,961
Customers Bancorp, Inc. *	5,348	58,454
CVB Financial Corp.	27,325	547,866

	SHARES	VALUE†
Dime Community Bancshares, Inc.	6,456	$88,512
Eagle Bancorp, Inc.	6,328	191,169
East West Bancorp, Inc.	11,036	284,067
Enterprise Bancorp, Inc.	331	8,934
Enterprise Financial Services Corp.	3,837	107,091
Equity Bancshares, Inc., Class A *	2,190	37,778
Farmers & Merchants Bancorp, Inc./Archbold OH @	1,205	31,222
Farmers National Banc Corp.	6,489	75,467
FB Financial Corp.	630	12,424
Financial Institutions, Inc.	2,801	50,810
First Bancorp	35,131	186,897
First Bancorp, Inc.	2,600	57,200
First Bancorp/Southern Pines NC	4,576	105,614
First Busey Corp.	7,922	135,545
First Business Financial Services, Inc.	551	8,541
First Citizens Bancshares, Inc., Class A	551	183,411
First Commonwealth Financial Corp.	16,841	153,927
First Community Bancshares, Inc.	3,404	79,313
First Financial Bancorp	19,373	288,851
First Financial Bankshares, Inc.	27,608	740,999
First Financial Corp.	2,368	79,849
First Financial Northwest, Inc.	2,239	22,480
First Foundation, Inc.	6,207	63,436
First Hawaiian, Inc.	1,200	19,836
First Horizon National Corp.	19,448	156,751
First Internet Bancorp	1,284	21,083
First Interstate Bancsystem, Inc., Class A	6,668	192,305
First Merchants Corp.	9,142	242,172
First Mid Bancshares, Inc.	500	11,870
First Midwest Bancorp, Inc.	18,632	246,595
First of Long Island Corp. (The)	4,434	76,930
Flushing Financial Corp.	4,840	64,662
FNB Corp.	24,564	181,037
Franklin Financial Network, Inc.	2,740	55,869
Fulton Financial Corp.	28,185	323,846
German American Bancorp, Inc.	4,050	111,172
Glacier Bancorp, Inc.	19,481	662,451
Great Southern Bancorp, Inc.	2,813	113,645
Great Western Bancorp, Inc.	1,271	26,030
Hancock Whiteny Corp.	7,368	143,823
Hanmi Financial Corp.	5,182	56,225
Harborone Bancorp, Inc. *	7,533	56,723
Heartland Financial USA, Inc.	5,400	163,080
Heritage Commerce Corp.	9,426	72,297
Heritage Financial Corp.	5,733	114,660
Hilltop Holdings, Inc.	25,969	392,651
Home Bancshares, Inc.	14,737	176,697
HomeTrust Bancshares, Inc.	2,644	42,092
Hope Bancorp, Inc.	21,412	176,007
Horizon Bancorp, Inc.	8,114	80,004
Howard Bancorp, Inc. *	499	5,419
Iberiabank Corp.	4,398	159,032
Independent Bank Corp.	5,646	363,433
Independent Bank Group, Inc.	2,477	58,655
International Bancshares Corp.	13,041	350,542
Investors Bancorp, Inc.	2,762	22,068
Lakeland Bancorp, Inc.	6,732	72,773
Lakeland Financial Corp.	5,055	185,771
Live Oak Bancshares, Inc.	500	6,235
Macatawa Bank Corp.	6,741	47,996
Mercantile Bank Corp.	3,731	78,985
Midland States Bancorp, Inc.	1,086	18,994
MidWestOne Financial Group, Inc.	613	12,836
National Bank Holdings Corp., Class A	5,759	137,640

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
NBT Bancorp, Inc.	8,112	$262,748
Nicolet Bankshares, Inc. *	1,020	55,672
Northeast Bank *	2,190	25,535
Northrim Bancorp, Inc.	1,380	37,260
OFG Bancorp	8,569	95,801
Old National Bancorp	29,051	383,183
Old Second Bancorp, Inc.	2,244	15,506
Opus Bank	4,401	76,269
Pacific Mercantile Bancorp *	2,500	11,775
Pacific Premier Bancorp, Inc.	6,414	120,840
PacWest Bancorp	6,913	123,881
Park National Corp.	2,997	232,687
Peapack Gladstone Financial Corp.	3,530	63,364
Penns Woods Bancorp, Inc.	1,738	42,233
People’s United Financial, Inc.	41,235	455,647
People’s Utah Bancorp	3,598	69,693
Peoples Bancorp, Inc.	4,491	99,476
Pinnacle Financial Partners, Inc.	3,114	116,900
Popular, Inc.	10,180	356,300
Preferred Bank	3,337	112,857
Premier Financial Bancorp, Inc.	1,726	21,402
Prosperity Bancshares, Inc.	9,198	443,803
QCR Holdings, Inc.	3,022	81,806
Renasant Corp.	8,712	190,270
Republic Bancorp, Inc., Class A	3,994	131,922
Republic First Bancorp, Inc. *	3,546	7,766
S&T Bancorp, Inc.	6,188	169,056
Sandy Spring Bancorp, Inc.	5,644	127,780
Seacoast Banking Corp. of Florida *	5,668	103,781
Select Bancorp, Inc. *	200	1,526
ServisFirst Bancshares, Inc.	6,378	187,003
Sierra Bancorp	3,623	63,692
Signature Bank	4,291	344,953
Simmons First National Corp., Class A	15,870	292,008
South State Corp.	6,222	365,418
Southern First Bancshares, Inc. *	1,759	49,903
Southern National Bancorp of Virginia, Inc.	3,875	38,130
Southside Bancshares, Inc.	5,501	167,175
Sterling Bancorp	40,698	425,294
Stock Yards Bancorp, Inc.	4,336	125,440
Summit Financial Group, Inc.	392	8,314
SVB Financial Group *	557	84,152
Synovus Financial Corp.	10,832	190,210
TCF Financial Corp.	32,127	727,998
Texas Capital Bancshares, Inc. *	3,548	78,659
Tompkins Financial Corp.	2,420	173,756
TowneBank	6,582	119,068
Trico Bancshares	5,350	159,537
TriState Capital Holdings, Inc. *	4,789	46,310
Triumph Bancorp, Inc. *	4,016	104,416
Trustmark Corp.	12,329	287,266
UMB Financial Corp.	10,042	465,748
Umpqua Holdings Corp.	9,156	99,800
United Bankshares, Inc.	11,450	264,266
United Community Banks, Inc.	13,503	247,240
Univest Financial Corp	5,203	84,913
Valley National Bancorp	75,975	555,377
Veritex Holdings, Inc.	6,296	87,955
Washington Trust Bancorp, Inc.	3,000	109,680
Webster Financial Corp.	3,323	76,097

	SHARES	VALUE†
WesBanco, Inc.	11,602	$274,967
West Bancorp, Inc.	3,998	65,367
Westamerica Bancorp	5,298	311,416
Western Alliance Bancorp	5,446	166,702
Wintrust Financial Corp.	5,592	183,753
Zions Bancorp NA	11,502	307,794

		27,902,060

Commercial Services & Supplies — 2.8%
ABM Industries, Inc.	14,023	341,600
ACCO Brands Corp.	19,452	98,233
ARC Document Solutions, Inc.	5,486	4,444
Brady Corp., Class A	9,812	442,816
Brink’s Co. (The)	7,356	382,880
Casella Waste Systems, Inc., Class A *	9,857	385,014
Ceco Environmental Corp. *	4,211	19,665
Cimpress PLC *@	6,005	319,466
Civeo Corp. *	16,915	6,967
Clean Harbors, Inc. *	12,448	639,080
Covanta Holding Corp.	25,646	219,273
Deluxe Corp.	7,326	189,963
Ennis, Inc.	5,800	108,924
Harsco Corp. *	14,561	101,490
Healthcare Services Group, Inc. @	7,841	187,478
Heritage-Crystal Clean, Inc. *	3,229	52,439
Herman Miller, Inc.	12,375	274,725
HNI Corp.	7,981	201,041
Iaa, Inc. *	8,384	251,185
Interface, Inc.	12,507	94,553
KAR Auction Services, Inc. @	5,924	71,088
Kimball International, Inc., Class B	8,557	101,914
Knoll, Inc.	10,471	108,061
Matthews International Corp., Class A	5,546	134,158
Mcgrath Rentcorp	5,000	261,900
Mobile Mini, Inc.	8,863	232,477
MSA Safety, Inc.	8,699	880,339
NL Industries, Inc.	7,891	23,515
Pico Holdings, Inc. *	2,830	22,017
Pitney Bowes, Inc. @	4,177	8,521
Quad/Graphics, Inc. @	4,591	11,569
SP Plus Corp. *	5,058	104,954
Steelcase, Inc., Class A	16,551	163,358
Stericycle, Inc. *	5,435	264,032
Team, Inc. *@	5,503	35,770
Tetra Tech, Inc.	13,369	944,119
UniFirst Corp.	3,000	453,270
US Ecology, Inc.	4,572	138,989
Viad Corp.	4,330	91,926
Virco Manufacturing Corp. *	2,494	5,237
VSE Corp.	2,564	42,024

		8,420,474

Communications Equipment — 1.4%
Acacia Communications, Inc. *	545	36,613
ADTRAN, Inc.	9,651	74,120
Applied Optoelectronics, Inc. *@	4,381	33,252
Bk Technologies Corp. *	2,000	3,320
CalAmp Corp. *	5,414	24,363
Ciena Corp. *	27,004	1,075,029
Clearfield, Inc. *	3,231	38,287
CommScope Holding Co., Inc. *	3,352	30,537
Communications Systems, Inc.	1,418	6,324
Comtech Telecommunications Corp.	5,019	66,702

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Digi International, Inc. *	4,949	$47,213
EMCORE Corp. *	4,428	9,919
F5 Networks, Inc. *	3,585	382,269
Harmonic, Inc. *	10,330	59,501
Infinera Corp. *@	22,351	118,460
InterDigital, Inc.	5,953	265,682
Juniper Networks, Inc.	20,091	384,542
KVH Industries, Inc. *	5,534	52,186
Lantronix, Inc. *	1,100	2,150
Lumentum Holdings, Inc. *	5,615	413,825
NETGEAR, Inc. *	5,513	125,917
NetScout Systems, Inc. *	12,873	304,704
Network-1 Technologies, Inc.	1,343	2,928
Optical Cable Corp. *	374	898
PC-Tel, Inc.	4,100	27,265
Plantronics, Inc. @	745	7,495
Ribbon Communications, Inc. *	13,960	42,299
Tessco Technologies, Inc.	1,000	4,890
Ubiquiti, Inc. @	367	51,960
Viasat, Inc. *	4,646	166,884
Viavi Solutions, Inc. *	33,947	380,546

		4,240,080

Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	12,199
Avid Technology, Inc. *	13,613	91,615
Intevac, Inc. *	4,883	19,971
Pure Storage, Inc., Class A *	8,857	108,941
Super Micro Computer, Inc. *	1,663	35,389
Transact Technologies, Inc.	1,515	4,712
Xerox Holdings Corp. *	28,195	534,013

		806,840

Construction & Engineering — 1.2%
AECOM *	10,667	318,410
Aegion Corp. *	6,620	118,697
Ameresco, Inc., Class A *	6,298	107,255
Arcosa, Inc.	1,853	73,638
Argan, Inc.	1,886	65,199
Comfort Systems USA, Inc.	6,794	248,321
Dycom Industries, Inc. *	6,260	160,569
EMCOR Group, Inc.	9,013	552,677
Fluor Corp.	6,585	45,502
Goldfield Corp. (The) *	11,707	33,248
Granite Construction, Inc. @	9,465	143,679
Great Lakes Dredge & Dock Corp. *	16,460	136,618
IES Holdings, Inc. *	4,932	87,050
MasTec, Inc. *	7,480	244,820
MYR Group, Inc. *	3,408	89,256
Northwest Pipe Co. *	1,898	42,231
NV5 Global, Inc. *	2,453	101,284
Orion Marine Group, Inc. *	3,431	8,921
Primoris Services Corp.	10,526	167,363
Quanta Services, Inc.	9,091	288,457
Sterling Construction Co., Inc. *	5,413	51,423
Tutor Perini Corp. *@	10,146	68,181
Valmont Industries, Inc.	4,290	454,654

		3,607,453

Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	84,066
Forterra, Inc. *	1,512	9,042
Summit Materials, Inc., Class A *	5,300	79,500
United States Lime & Minerals, Inc.	1,679	123,994

	SHARES	VALUE†
US Concrete, Inc. *	3,055	$55,418

		352,020

Consumer Finance — 1.2%
Ally Financial, Inc.	13,671	197,273
Atlanticus Holdings Corp. *	5,476	54,322
Consumer Portfolio Services, Inc. *	7,272	9,890
Credit Acceptance Corp. *@	760	194,324
Encore Capital Group, Inc. *	6,224	145,517
Enova International, Inc. *	7,369	106,777
Ezcorp, Inc., Class A *	10,752	44,836
FirstCash, Inc.	11,198	803,344
Green Dot Corp., Class A *	9,784	248,416
LendingClub Corp. *	8,351	65,555
LendingTree, Inc. *@	2,115	387,870
Navient Corp.	25,118	190,394
Nelnet, Inc., Class A	5,791	262,969
OneMain Holdings, Inc.	8,524	162,979
PRA Group, Inc. *	9,204	255,135
Regional Management Corp. *	2,592	35,407
Santander Consumer USA Holdings, Inc.	16,393	228,027
SLM Corp.	14,278	102,659
World Acceptance Corp. *@	1,946	106,271

		3,601,965

Containers & Packaging — 1.0%
AptarGroup, Inc.	4,532	451,115
Avery Dennison Corp.	126	12,836
Berry Plastics Group, Inc. *	10,559	355,944
Crown Holdings, Inc. *	5,848	339,418
Graphic Packaging Holding Co.	8,918	108,800
Greif, Inc., Class B	1,193	47,792
Greif, Inc., Class A	5,187	161,264
Myers Industries, Inc.	8,111	87,193
Packaging Corp. of America	1,500	130,245
Sealed Air Corp.	12,255	302,821
Silgan Holdings, Inc.	16,218	470,646
Sonoco Products Co.	7,641	354,160
UFP Technologies, Inc. *	913	34,776
WestRock Co.	5,000	141,300

		2,998,310

Distributors — 0.4%
Core-Mark Holding Co., Inc.	8,938	255,359
LKQ Corp. *	9,154	187,749
Pool Corp.	3,189	627,499
Weyco Group, Inc.	1,489	30,033

		1,100,640

Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc. *	10,328	276,687
American Public Education, Inc. *	2,524	60,399
Bright Horizons Family Solutions, Inc. *	3,020	308,040
Carriage Services, Inc.	3,469	56,024
Chegg, Inc. *	6,405	229,171
Collectors Universe, Inc.	1,790	28,049
Frontdoor, Inc. *	2,710	94,254
Graham Holdings Co., Class B	523	178,432
Grand Canyon Education, Inc. *	8,480	646,897
H&R Block, Inc. @	13,196	185,800
Houghton Mifflin Harcourt Co. *	14,959	28,123
K12, Inc. *	8,196	154,577
Laureate Education, Inc. Class A *	2,699	28,366
Perdoceo Education Corp. *	13,672	147,521
Regis Corp. *	6,886	40,696
Service Corp. International	12,310	481,444
ServiceMaster Global Holdings, Inc. *	10,611	286,497

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Strategic Education, Inc.	3,002	$419,560
Universal Technical Institute, Inc. *	5,900	35,105
WW International, Inc. *	6,398	108,190
Zovio, Inc. *	3,315	5,470

		3,799,302

Diversified Financial Services — 0.4%
A-Mark Precious Metals, Inc. *	1,856	22,792
Cannae Holdings, Inc. *	4,237	141,897
CCUR Holdings, Inc.	1,362	4,631
Equitable Holdings, Inc.	13,422	193,948
Jefferies Financial Group, Inc.	24,499	334,901
Marlin Business Services Corp.	3,196	35,699
On Deck Capital, Inc. *	14,292	22,010
Voya Financial, Inc.	11,507	466,609

		1,222,487

Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group, Inc. *	2,448	4,260
ATN International, Inc.	3,092	181,531
Cincinnati Bell, Inc. *	6,675	97,722
Cogent Communications Holdings, Inc.	11,951	979,624
Consolidated Communications Holdings, Inc. @	8,637	39,298
GCI Liberty, Inc., Class A *	8,984	511,819
IDT Corp., Class B *	6,820	36,964
Intelsat SA *@	9,952	15,227
Orbcomm, Inc. *	17,501	42,702
Vonage Holdings Corp. *	39,444	285,180

		2,194,327

Electric Utilities — 1.3%
Allete, Inc.	10,480	635,926
El Paso Electric Co.	9,131	620,543
Genie Energy Ltd., Class B	4,900	35,182
Hawaiian Electric Industries, Inc.	8,115	349,351
IDACORP, Inc.	3,214	282,157
MGE Energy, Inc.	7,061	462,284
NRG Energy, Inc.	4,091	111,521
OGE Energy Corp.	4,121	126,638
Otter Tail Corp.	7,365	327,448
PNM Resources, Inc.	16,209	615,942
Portland General Electric Co.	6,399	306,768
Spark Energy, Inc., Class A @	2,000	12,540

		3,886,300

Electrical Equipment — 1.4%
Acuity Brands, Inc.	2,065	176,888
Allied Motion Technologies, Inc.	2,312	54,794
Atkore International Group, Inc. *	9,891	208,403
AZZ, Inc.	5,198	146,168
Encore Wire Corp.	3,743	157,169
EnerSys	8,454	418,642
Espey Manufacturing & Electronics Corp.	565	10,246
Generac Holdings, Inc. *	14,198	1,322,828
Hubbell, Inc.	4,209	482,941
LSI Industries, Inc.	3,137	11,858
nVent Electric PLC	1,295	21,847
Powell Industries, Inc.	2,067	53,060
Preformed Line Products Co.	1,398	69,662
Regal Beloit Corp.	6,159	387,709

	SHARES	VALUE†
Sensata Technologies Holding PLC *	11,437	$330,872
Sunrun, Inc. *	8,165	82,466
Thermon Group Holdings, Inc. *	7,133	107,494
TPI Composites, Inc. *	564	8,336
Ultralife Corp. *	3,600	18,720
Vicor Corp. *	5,666	252,364

		4,322,467

Electronic Equipment, Instruments & Components — 3.5%
Anixter International, Inc. *	6,907	606,918
Arlo Technologies, Inc. *	16,012	38,909
Arrow Electronics, Inc. *	10,507	544,998
Avnet, Inc.	13,159	330,291
Badger Meter, Inc.	5,392	289,011
Bel Fuse, Inc., Class B	3,168	30,856
Belden, Inc.	8,604	310,432
Benchmark Electronics, Inc.	6,269	125,317
Cognex Corp.	10,272	433,684
Coherent, Inc. *	520	55,333
CTS Corp.	6,694	166,614
Daktronics, Inc.	11,985	59,086
Data I/O Corp. *	4,458	12,527
Dolby Laboratories, Inc., Class A	974	52,801
ePlus, Inc. *	2,400	150,288
Fabrinet *	7,181	391,795
FARO Technologies, Inc. *	3,545	157,752
Flex Ltd. *	26,859	224,944
FLIR Systems, Inc.	6,022	192,042
Frequency Electronics, Inc. *	1,400	12,796
IEC Electronics Corp. *	800	4,752
II-VI, Inc. *@	482	13,737
Insight Enterprises, Inc. *	6,742	284,040
IPG Photonics Corp. *	1,427	157,370
Itron, Inc. *	8,406	469,307
Jabil, Inc.	4,847	119,139
Kemet Corp.	12,384	299,197
Key Tronic Corp. *	1,700	4,947
Kimball Electronics, Inc. *	5,879	64,199
Knowles Corp. *	11,920	159,490
Littelfuse, Inc.	4,934	658,294
Methode Electronics, Inc.	7,927	209,511
MTS Systems Corp.	3,800	85,500
NAPCO Security Technologies, Inc. *	4,850	73,574
National Instruments Corp.	8,623	285,249
Novanta, Inc. *	4,922	393,169
OSI Systems, Inc. *	3,527	243,081
PAR Technology Corp. *	3,000	38,580
PC Connection, Inc.	5,585	230,158
Perceptron, Inc. *	1,100	3,168
Plexus Corp. *	5,984	326,487
Richardson Electronics Ltd.	2,700	10,341
Rogers Corp. *	3,568	336,891
Sanmina Corp. *	13,614	371,390
Scansource, Inc. *	4,728	101,132
SYNNEX Corp.	3,640	266,084
Tech Data Corp. *	4,480	586,208
Trimble, Inc. *	437	13,910
TTM Technologies, Inc. *	20,635	213,366
Vishay Intertechnology, Inc.	34,292	494,148
Vishay Precision Group, Inc. *	3,234	64,939
Wayside Technology Group, Inc.	315	4,029

		10,771,781

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.5%
Archrock, Inc.	21,713	$81,641
Core Laboratories NV	2,189	22,634
Dawson Geophysical Co. *	2,775	2,700
Diamond Offshore Drilling, Inc. *@	20,830	38,119
DMC Global, Inc.	2,998	68,984
Dril-Quip, Inc. *	6,853	209,017
Era Group, Inc. *	3,415	18,202
Exterran Corp. *	8,570	41,136
Forum Energy Technologies, Inc. *	13,194	2,339
Frank’s International NV *	12,111	31,367
Geospace Technologies Corp. *	1,646	10,534
Gulf Island Fabrication, Inc. *	1,823	5,469
Halliburton Co.	19,719	135,075
Helix Energy Solutions Group, Inc. *	17,953	29,443
Helmerich & Payne, Inc.	7,229	113,134
ION Geophysical Corp. *	1,706	2,167
KLX Energy Services Holdings, Inc. *	3,833	2,683
Matrix Service Co. *	5,785	54,784
Mitcham Industries, Inc. *	2,601	3,251
Nabors Industries Ltd.	50,859	19,840
National Oilwell Varco, Inc.	23,817	234,121
Natural Gas Services Group, Inc. *	3,685	16,435
Newpark Resources, Inc. *	20,693	18,562
Noble Corp. PLC *	29,917	7,778
Oceaneering International, Inc. *	19,653	57,780
Oil States International, Inc. *	7,268	14,754
Patterson-UTI Energy, Inc.	599	1,408
RigNet, Inc. *	2,347	4,225
SEACOR Holdings, Inc. *	3,874	104,443
SEACOR Marine Holdings, Inc. *	5,046	22,101
TechnipFMC PLC	5,694	38,378
Tetra Technologies, Inc. *	15,222	4,871
Transocean Ltd. *@	46,000	53,360
U.S. Silica Holdings, Inc. @	13,442	24,196
Valaris PLC *@	26,586	11,966

		1,506,897

Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A	6,707	21,194
Ballantyne Strong, Inc. *	3,464	5,923
Cinemark Holdings, Inc. @	1,868	19,035
Gaia, Inc. *	1,407	12,494
Glu Mobile, Inc. *	14,543	91,475
IMAX Corp. *	4,817	43,594
Liberty Media Corp-Liberty Formula One, Class A *	1,700	43,894
Liberty Media Corp-Liberty Formula One, Class C *	4,331	117,933
Lions Gate Entertainment Corp., Class A *	4,059	24,679
Lions Gate Entertainment Corp., Class B *	5,120	28,570
Madison Square Garden Co. (The), Class A *	631	133,400
Marcus Corp. (The)	4,500	55,440
Reading International, Inc., Class A *	4,951	19,259
World Wrestling Entertainment, Inc., Class A @	2,212	75,053
Zynga, Inc., Class A *	155,342	1,064,093

		1,756,036

Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	5,758	107,963
Casey’s General Stores, Inc.	2,566	339,969
Chefs’ Warehouse Inc. (The) *	6,038	60,803
Ingles Markets, Inc., Class A	2,846	102,911

	SHARES	VALUE†
Natural Grocers by Vitamin Cottage, Inc.	2,710	$23,062
Performance Food Group Co. *	6,339	156,700
PriceSmart, Inc.	6,117	321,448
SpartanNash Co.	7,457	106,784
Sprouts Farmers Market, Inc. *	8,100	150,579
United Natural Foods, Inc. *	8,554	78,526
US Foods Holding Corp. *	9,874	174,869
Village Super Market, Inc., Class A	2,388	58,697
Weis Markets, Inc.	5,014	208,883

		1,891,194

Food Products — 2.1%
B&G Foods, Inc. @	20,958	379,130
Bunge Ltd.	9,297	381,456
Cal-Maine Foods, Inc.	7,539	331,565
Calavo Growers, Inc.	3,350	193,262
Coffee Holding Co., Inc. *	600	1,398
Darling Ingredients, Inc. *	37,935	727,214
Dean Foods Co. *@	11,073	1,163
Farmer Bros. Co. *	3,098	21,562
Flowers Foods, Inc.	12,107	248,436
Fresh Del Monte Produce, Inc.	8,268	228,279
Hostess Brands, Inc. *	4,664	49,718
Ingredion, Inc.	4,253	321,102
J&J Snack Foods Corp.	4,900	592,900
John B. Sanfilippo & Son, Inc.	2,254	201,508
Lamb Weston Holdings, Inc.	3,581	204,475
Lancaster Colony Corp.	5,159	746,198
Landec Corp. *	5,360	46,578
Lifeway Foods, Inc. *	3,800	7,296
Limoneira Co.	2,072	27,143
Pilgrim’s Pride Corp. *	5,624	101,907
Post Holdings, Inc. *	5,411	448,951
Rocky Mountain Chocolate Factory, Inc.	1,260	6,048
Sanderson Farms, Inc.	5,264	649,156
Seaboard Corp.	20	56,256
Seneca Foods Corp., Class A *	1,821	72,439
Tootsie Roll Industries, Inc. @	7,730	277,976
TreeHouse Foods, Inc. *	225	9,934

		6,333,050

Gas Utilities — 1.4%
Chesapeake Utilities Corp.	3,064	262,615
National Fuel Gas Co.	4,531	168,961
New Jersey Resources Corp.	19,713	669,651
Northwest Natural Holding Co.	5,935	366,486
ONE Gas, Inc.	9,334	780,509
RGC Resources, Inc.	600	17,358
South Jersey Industries, Inc.	17,084	427,100
Southwest Gas Corp.	4,554	316,776
Spire, Inc.	11,344	844,901
UGI Corp.	10,146	270,594

		4,124,951

Health Care Equipment & Supplies — 3.9%
ABIOMED, Inc. *	2,553	370,593
Accuray, Inc. *	14,711	27,951
Angiodynamics, Inc. *	6,268	65,375
Apollo Endosurgery, Inc. *	1,905	3,658
Atrion Corp.	374	243,100
Avanos Medical, Inc. *	8,986	241,993
Cantel Medical Corp. @	10,310	370,129
CONMED Corp.	6,452	369,506
CryoLife, Inc. *	6,441	108,982
Cutera, Inc. *	3,187	41,622
Electromed, Inc. *	2,929	32,922
FONAR Corp. *	1,982	28,977

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Globus Medical, Inc., Class A *	18,325	$779,362
Haemonetics Corp. *	12,126	1,208,477
Heska Corp. *	1,387	76,701
Hill-Rom Holdings, Inc.	5,319	535,091
ICU Medical, Inc. *	3,065	618,425
Inogen, Inc. *	3,628	187,422
Insulet Corp. *	1,776	294,248
Integer Holdings Corp. *	6,581	413,682
Integra LifeSciences Holdings Corp. *	16,147	721,287
IntriCon Corp. *	1,000	11,770
Invacare Corp.	6,868	51,029
Iridex Corp. *	671	1,080
Lantheus Holdings, Inc. *	8,245	105,206
LeMaitre Vascular, Inc.	3,866	96,341
LivaNova PLC *	5,780	261,545
Masimo Corp. *	4,143	733,808
Meridian Bioscience, Inc. *	10,411	87,452
Merit Medical Systems, Inc. *	9,348	292,125
Mesa Laboratories, Inc.	788	178,159
Misonix, Inc. *	2,200	20,724
Natus Medical, Inc. *	6,085	140,746
Neogen Corp. *	7,090	474,959
Novocure Ltd. *	7,372	496,431
NuVasive, Inc. *	9,715	492,162
OraSure Technologies, Inc. *	9,521	102,446
Orthofix Medical, Inc. *	3,315	92,853
Penumbra, Inc. *@	2,535	408,972
Quidel Corp. *	7,203	704,525
RTI Surgical Holdings Inc *	15,534	26,563
SeaSpine Holdings Corp. *	2,964	24,216
SurModics, Inc. *	2,656	88,498
Utah Medical Products, Inc.	831	78,156
Varex Imaging Corp. *	2,200	49,962

		11,759,231

Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc. *	4,406	80,850
Addus HomeCare Corp. *	2,638	178,329
Amedisys, Inc. *	7,540	1,383,892
American Renal Associates Holdings, Inc. *	3,424	22,633
AMN Healthcare Services, Inc. *	12,615	729,273
BioTelemetry, Inc. *	6,594	253,935
Brookdale Senior Living, Inc. *	15,683	48,931
Capital Senior Living Corp. *	10,327	5,990
Chemed Corp.	3,195	1,384,074
Corvel Corp. *	3,554	193,729
Cross Country Healthcare, Inc. *	7,903	53,266
CynergisTek, Inc. *	2,905	4,096
DaVita, Inc. *	10,027	762,654
Digirad Corp. *	210	834
Encompass Health Corp.	7,365	471,581
Ensign Group, Inc. (The)	12,396	466,214
Enzo Biochem, Inc. *	9,744	24,652
Guardant Health, Inc. *	5,181	360,598
HealthEquity, Inc. *	1,294	65,463
LHC Group, Inc. *	7,231	1,013,786
Magellan Health, Inc. *	4,050	194,845
MEDNAX, Inc. *	2,085	24,269
Molina Healthcare, Inc. *	3,919	547,523
National Healthcare Corp.	3,000	215,190

	SHARES	VALUE†
National Research Corp.	5,162	$234,768
Option Care Health, Inc. *	2,335	22,112
Owens & Minor, Inc. @	7,490	68,533
Patterson Cos., Inc. @	6,194	94,706
Pennant Group Inc.(The) *	6,498	92,012
Premier, Inc., Class A *	1,300	42,536
Providence Service Corp. (The) *	2,414	132,480
Psychemedics Corp.	2,439	14,756
RadNet, Inc. *	10,696	112,415
Select Medical Holdings Corp. *	26,888	403,320
Surgery Partners, Inc. *	1,077	7,033
Tenet Healthcare Corp. *	16,691	240,350
Tivity Health, Inc. *	3,219	20,248
Triple-S Management Corp., Class B *	4,458	62,858
U.S. Physical Therapy, Inc.	2,557	176,433
Universal Health Services, Inc., Class B	502	49,738

		10,260,905

Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc. *	28,891	203,393
Computer Programs & Systems, Inc.	2,670	59,408
Evolent Health, Inc., Class A *@	3,026	16,431
HealthStream, Inc. *	5,702	136,563
HMS Holdings Corp. *	20,254	511,819
NextGen Healthcare, Inc. *	12,327	128,694
Omnicell, Inc. *	8,383	549,757
Simulations Plus, Inc.	3,432	119,845
Teladoc Health, Inc. *	4,229	655,537

		2,381,447

Hotels, Restaurants & Leisure — 2.8%
Aramark	12,082	241,278
BBQ Holdings, Inc. *	2,602	4,996
BBX Capital Corp.	2,088	4,823
Biglari Holdings, Inc., Class A *	7	2,079
Biglari Holdings, Inc., Class B *	74	3,804
BJ’s Restaurants, Inc.	3,923	54,490
Bloomin’ Brands, Inc.	17,597	125,643
Brinker International, Inc.	11,556	138,788
Caesars Entertainment Corp. *@	41,187	278,424
Carrols Restaurant Group, Inc. *	8,916	16,227
Cheesecake Factory, Inc. (The) @	8,694	148,494
Choice Hotels International, Inc.	10,908	668,115
Churchill Downs, Inc.	4,317	444,435
Chuy’s Holdings, Inc. *	3,498	35,225
Cracker Barrel Old Country Store, Inc. @	3,034	252,489
Darden Restaurants, Inc.	6,572	357,911
Dave & Buster’s Entertainment, Inc. @	6,312	82,561
Del Taco Restaurants, Inc. *	9,103	31,223
Denny’s Corp. *	15,221	116,897
DineEquity, Inc.	1,127	32,322
Dover Motorsports, Inc.	4,000	5,000
Drive Shack, Inc. *@	17,393	26,437
Dunkin’ Brands Group, Inc.	5,619	298,369
El Pollo Loco Holdings, Inc. *	4,284	36,200
Eldorado Resorts, Inc. *@	7,498	107,971
Everi Holdings, Inc. *	4,400	14,520
Extended Stay America, Inc.	8,000	58,480
Fiesta Restaurant Group, Inc. *	6,458	26,026
Hilton Grand Vacations, Inc. *	559	8,815
International Game Technology PLC @	969	5,766
Jack in the Box, Inc.	6,017	210,896
Lindblad Expeditions Holdings, Inc. *	9,143	38,126

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Luby’s, Inc. *	7,260	$4,864
Marriott Vacations Worldwide Corp.	9,427	523,953
Monarch Casino & Resort, Inc. *	1,490	41,824
Nathan’s Famous, Inc.	1,394	85,034
Norwegian Cruise Line Holdings Ltd. *	8,584	94,081
Papa John’s International, Inc.	10,862	579,705
Penn National Gaming, Inc. *	11,868	150,130
Planet Fitness, Inc. Class A *	14,937	727,432
Playa Hotels & Resorts NV *	1,000	1,750
Potbelly Corp. *	6,131	18,945
RCI Hospitality Holdings, Inc.	2,209	22,024
Red Lion Hotels Corp. *	7,375	10,768
Red Robin Gourmet Burgers, Inc. *	2,379	20,269
Royal Caribbean Cruises Ltd.	1,012	32,556
Ruth’s Hospitality Group, Inc.	5,962	39,826
Scientific Games Corp., Class A *	900	8,730
SeaWorld Entertainment, Inc. *	3,757	41,402
Shake Shack, Inc., Class A *@	2,567	96,879
Six Flags Entertainment Corp.	3,778	47,376
Texas Roadhouse, Inc.	17,624	727,871
Town Sports International Holdings, Inc. *	8,000	4,001
Vail Resorts, Inc.	1,667	246,233
Wendy’s Co. (The)	49,718	739,804
Wingstop, Inc.	2,302	183,469
Wyndham Destinations, Inc.	3,425	74,322
Wyndham Hotels & Resorts, Inc.	6,210	195,677
Wynn Resorts Ltd.	1,634	98,350

		8,694,105

Household Durables — 2.1%
Bassett Furniture Industries, Inc.	2,600	14,170
Beazer Homes USA, Inc. *	1,643	10,581
Cavco Industries, Inc. *	1,874	271,618
Century Communities, Inc. *	5,284	76,671
Dixie Group, Inc. (The) *	1,200	780
Ethan Allen Interiors, Inc.	3,799	38,826
Flexsteel Industries, Inc.	1,493	16,363
Green Brick Partners, Inc. *	4,024	32,393
Hamilton Beach Brands Holding Co., Class A	2,000	19,020
Helen of Troy Ltd. *	6,811	980,988
Hooker Furniture Corp.	2,500	39,025
Installed Building Products, Inc. *	6,010	239,619
iRobot Corp. *@	5,565	227,608
KB Home	21,141	382,652
La-Z-Boy, Inc.	9,134	187,704
Leggett & Platt, Inc.	9,073	242,068
Lifetime Brands, Inc.	3,200	18,080
M.D.C. Holdings, Inc.	12,404	287,773
M/I Homes, Inc. *	5,641	93,246
Meritage Homes Corp. *	10,314	376,564
Mohawk Industries, Inc. *	2,665	203,180
New Home Co., Inc. (The) *	3,433	4,703
Newell Brands, Inc.	30,430	404,110
Orleans Homebuilders, Inc. @§	4,953	—
PulteGroup, Inc.	15,583	347,813
Skyline Champion Corp. *	2,906	45,566
Taylor Morrison Home Corp., Class A *	13,906	152,966
Tempur Sealy International, Inc. *	6,494	283,853
Toll Brothers, Inc.	18,692	359,821
TopBuild Corp. *	4,720	338,141
TRI Pointe Group, Inc. *	28,274	247,963
Tupperware Brands Corp.	11,712	18,973

	SHARES	VALUE†
Universal Electronics, Inc. *	2,258	$86,639
VOXX International Corp. *	3,284	9,359
Whirlpool Corp.	2,958	253,796
ZAGG, Inc. *@	6,699	20,834

		6,333,466

Household Products — 0.3%
Central Garden & Pet Co. *	2,152	59,180
Central Garden & Pet Co., Class A *	7,899	201,978
Spectrum Brands Holdings, Inc.	4,389	159,628
WD-40 Co. @	2,752	552,739

		973,525

Independent Power Producers & Energy Traders — 0.4%
Atlantica Yield PLC	1,800	40,140
Clearway Energy, Inc., Class A	6,260	107,484
Clearway Energy, Inc., Class C	11,658	219,170
Ormat Technologies, Inc.	8,775	593,717
TerraForm Power, Inc., Class A	2,936	46,301
Vistra Energy Corp.	13,094	208,980

		1,215,792

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	3,012	377,343
Raven Industries, Inc.	7,343	155,892

		533,235

Insurance — 4.6%
Alleghany Corp.	422	233,092
Ambac Financial Group, Inc. *	9,649	119,069
American Equity Investment Life Holding Co.	17,733	333,380
American Financial Group, Inc.	1,300	91,104
American National Insurance Co.	1,527	125,794
AMERISAFE, Inc.	3,769	242,987
Argo Group International Holdings Ltd.	5,937	220,025
Assurant, Inc.	4,647	483,706
Assured Guaranty Ltd.	5,276	136,068
Athene Holding Ltd., Class A *	10,158	252,122
Axis Capital Holdings Ltd.	4,913	189,887
Brighthouse Financial, Inc. *	5,795	140,065
Citizens, Inc. *@	11,958	77,966
CNO Financial Group, Inc.	45,733	566,632
Crawford & Co., Class B	4,945	31,599
Crawford & Co., Class A	8,228	59,242
Donegal Group, Inc., Class A	5,984	90,957
eHealth, Inc. *	4,939	695,510
Employers Holdings, Inc.	6,325	256,226
Enstar Group Ltd. *	1,353	215,195
Erie Indemnity Co., Class A @	1,123	166,474
FBL Financial Group, Inc., Class A	4,748	221,589
FedNat Holding Co.	3,068	35,221
Fidelity National Financial, Inc.	3,684	91,658
First American Financial Corp.	8,052	341,485
Genworth Financial, Inc., Class A *	14,918	49,528
Global Indemnity Ltd.	2,787	71,068
Globe Life, Inc.	3,700	266,289
Greenlight Capital Re Ltd., Class A *@	5,944	35,367
Hallmark Financial Services, Inc. *	4,500	18,180
Hanover Insurance Group, Inc. (The)	2,430	220,109
HCI Group, Inc.	1,239	49,870
Heritage Insurance Holdings, Inc.	3,869	41,437
Horace Mann Educators Corp.	7,120	260,521
Independence Holding Co.	3,115	79,619
Investors Title Co.	393	50,304
James River Group Holdings Ltd.	829	30,043
Kemper Corp.	17,267	1,284,147

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Kingstone Cos, Inc.	2,759	$14,098
Kinsale Capital Group, Inc.	400	41,812
Maiden Holdings Ltd. *	18,753	17,065
MBIA, Inc. *	29,495	210,594
Mercury General Corp.	12,090	492,305
National General Holdings Corp.	17,357	287,258
Old Republic International Corp.	23,032	351,238
Primerica, Inc.	8,809	779,420
Principal Financial Group, Inc.	6,059	189,889
ProAssurance Corp.	9,580	239,500
Protective Insurance Corp., Class B	1,818	24,997
Reinsurance Group of America, Inc.	2,454	206,480
RenaissanceRe Holdings Ltd.	3,281	489,919
RLI Corp.	9,126	802,449
Safety Insurance Group, Inc.	3,658	308,845
Selective Insurance Group, Inc.	13,673	679,548
State Auto Financial Corp.	8,700	241,773
Stewart Information Services Corp.	5,055	134,817
Third Point Reinsurance Ltd. *	655	4,854
Unico American Corp. *	1,700	8,959
United Fire Group, Inc.	4,787	156,104
United Insurance Holdings Corp.	9,819	90,728
Universal Insurance Holdings, Inc.	7,187	128,791
Unum Group	16,633	249,661
White Mountains Insurance Group Ltd.	28	25,480

		14,050,119

Interactive Media & Services — 0.3%
ANGI Homeservices, Inc., Class A *@	2,836	14,889
Cargurus, Inc. *	2,133	40,399
DHI Group, Inc. *	8,881	19,183
Liberty TripAdvisor Holdings, Inc., Class A *	3,488	6,278
Meet Group, Inc. (The) *	17,611	103,377
QuinStreet, Inc. *	5,714	45,998
Travelzoo, Inc. *	2,482	9,754
TripAdvisor, Inc.	8,308	144,476
Yelp, Inc. *	812	14,640
Zedge, Inc., Class B *	2,411	2,122
Zillow Group, Inc., Class A *@	4,757	161,595
Zillow Group, Inc., Class C *@	9,300	334,986

		897,697

Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A *	8,747	115,723
Etsy, Inc. *	9,627	370,062
Groupon, Inc. *	8,500	8,332
GrubHub, Inc. *	6,667	271,547
Liquidity Services, Inc. *	9,034	35,052
PetMed Express, Inc.	6,065	174,551
Qurate Retail, Inc., Series A *	12,485	76,221
Rubicon Project, Inc. (The) *	6,096	33,833
Shutterstock, Inc.	4,226	135,908
Stamps.com, Inc. *	2,543	330,793
Wayfair, Inc., Class A *@	308	16,459

		1,568,481

IT Services — 2.6%
Alithya Group, Inc., Class A *	2,741	4,824
Alliance Data Systems Corp.	2,520	84,798
Amdocs Ltd.	2,100	115,437

	SHARES	VALUE†
Booz Allen Hamilton Holding Corp.	1,166	$80,034
CACI International, Inc., Class A *	5,262	1,111,071
Cardtronics PLC, Class A *	5,567	116,462
Cass Information Systems, Inc.	2,976	104,636
Computer Task Group, Inc. *	4,027	15,423
Conduent, Inc. *	3,934	9,638
CSG Systems International, Inc.	6,722	281,316
DXC Technology Co.	2,666	34,791
Endurance International Group Holdings, Inc. *	1,300	2,509
Euronet Worldwide, Inc. *	2,647	226,901
ExlService Holdings, Inc. *	6,315	328,570
Genpact Ltd.	14,441	421,677
GTT Communications, Inc. *@	7,000	55,650
Hackett Group, Inc. (The)	6,586	83,774
Internap Corp. *@	3,747	116
KBR, Inc.	27,114	560,718
Limelight Networks, Inc. *	26,116	148,861
Liveramp Holdings, Inc. *	11,460	377,263
Mantech International Corp., Class A	5,860	425,846
MAXIMUS, Inc.	3,256	189,499
MoneyGram International, Inc. *@	131	172
MongoDB, Inc. *@	2,881	393,372
NIC, Inc.	14,552	334,696
Perficient, Inc. *	7,103	192,420
Perspecta, Inc.	4,329	78,961
PFSweb, Inc. *	6,940	20,820
PRGX Global, Inc. *	4,649	13,017
Sabre Corp.	19,391	114,989
Science Applications International Corp.	12,120	904,516
ServiceSource International, Inc. *	10,651	9,340
Steel Connect, Inc. *	6,850	5,138
SYKES Enterprises, Inc. *	8,532	231,388
TTEC Holdings, Inc.	10,800	396,576
Virtusa Corp. *	5,735	162,874
WEX, Inc. *	1,686	176,271

		7,814,364

Leisure Equipment & Products — 0.4%
American Outdoor Brands Corp. *	11,555	95,906
Brunswick Corp.	4,070	143,956
Callaway Golf Co.	15,501	158,420
Clarus Corp.	1,900	18,620
Escalade, Inc.	1,950	11,602
Hasbro, Inc.	3,514	251,427
Jakks Pacific, Inc. *@	5,129	1,790
Johnson Outdoors, Inc., Class A	1,000	62,700
Malibu Boats, Inc., Class A *	4,144	119,306
Marine Products Corp.	4,652	37,588
MasterCraft Boat Holdings, Inc. *	2,852	20,820
Mattel, Inc. *@	16,916	149,030
Nautilus, Inc. *	7,268	18,969
Polaris Industries, Inc.	3,878	186,726
Vista Outdoor, Inc. *	4,965	43,692

		1,320,552

Life Sciences Tools & Services — 1.0%
Bio-Techne Corp.	2,944	558,241
Bruker Corp.	11,119	398,727
Charles River Laboratories International, Inc. *	3,705	467,608
Harvard Bioscience, Inc. *	10,123	22,372
Luminex Corp.	7,496	206,365

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
NeoGenomics, Inc. *	4,184	$115,520
PRA Health Sciences, Inc. *	4,966	412,377
Repligen Corp. *	5,344	515,910
Syneos Health, Inc. *	7,267	286,465

		2,983,585

Machinery — 5.0%
AGCO Corp.	5,254	248,251
Alamo Group, Inc.	2,414	214,315
Albany International Corp., Class A	5,824	275,650
Allison Transmission Holdings, Inc.	8,374	273,076
Altra Industrial Motion Corp.	3,020	52,820
Astec Industries, Inc.	4,624	161,701
Barnes Group, Inc.	10,114	423,069
Blue Bird Corp. *	2,584	28,243
Briggs & Stratton Corp. @	9,985	18,073
Chart Industries, Inc. *	6,711	194,485
CIRCOR International, Inc. *	3,911	45,485
Columbus McKinnon Corp.	5,051	126,275
Commercial Vehicle Group, Inc. *	3,758	5,675
Crane Co.	3,500	172,130
Donaldson Co., Inc.	9,298	359,182
Douglas Dynamics, Inc.	4,736	168,175
Eastern Co. (The)	1,272	24,804
Enerpac Tool Group Corp.	12,314	203,797
EnPro Industries, Inc.	4,011	158,755
ESCO Technologies, Inc.	4,812	365,279
Federal Signal Corp.	12,784	348,747
Flowserve Corp.	9,994	238,757
Franklin Electric Co., Inc.	9,295	438,073
FreightCar America, Inc. *	1,800	1,674
Gorman-Rupp Co. (The)	5,655	176,493
Graco, Inc.	12,071	588,220
Graham Corp.	2,904	37,462
Greenbrier Cos., Inc. (The)	6,690	118,681
Helios Technologies, Inc.	5,762	218,495
Hillenbrand, Inc.	2,232	42,653
Hurco Cos., Inc.	1,000	29,100
Hyster-Yale Materials Handling, Inc.	2,000	80,180
ITT, Inc.	5,814	263,723
John Bean Technologies Corp.	7,290	541,428
Kadant, Inc.	2,216	165,424
Kennametal, Inc.	14,622	272,262
LB Foster Co., Class A *	2,165	26,759
Lincoln Electric Holdings, Inc.	3,730	257,370
Lindsay Corp.	2,158	197,630
Lydall, Inc. *	3,767	24,335
Manitex International, Inc. *	1,300	5,369
Manitowoc Co., Inc. (The) *	5,503	46,775
Meritor, Inc. *	16,295	215,909
Middleby Corp. *	4,593	261,250
Miller Industries, Inc.	2,618	74,037
Mueller Industries, Inc.	10,675	255,559
Mueller Water Products, Inc., Class A	31,902	255,535
Navistar International Corp. *	6,372	105,074
NN, Inc.	6,764	11,702
Nordson Corp.	3,371	455,321
Omega Flex, Inc.	1,525	128,710
Oshkosh Corp.	4,679	301,000
Park-Ohio Holdings Corp.	2,956	55,987
Pentair PLC	12,478	371,345
Perma-Pipe International Holdings, Inc. *	1,900	11,818
Proto Labs, Inc. *	5,322	405,164

	SHARES	VALUE†
RBC Bearings, Inc. *	5,044	$568,913
Rexnord Corp.	20,662	468,408
Snap-On, Inc.	1,600	174,112
Spartan Motors, Inc.	8,341	107,682
SPX Corp. *	6,967	227,403
SPX FLOW, Inc. *	6,533	185,668
Standex International Corp.	2,545	124,756
Tennant Co.	3,621	209,837
Terex Corp.	11,454	164,479
Timken Co. (The)	11,431	369,679
Titan International, Inc.	16,288	25,246
Toro Co. (The)	8,408	547,277
Trimas Corp. *	8,514	196,673
Trinity Industries, Inc.	5,561	89,365
Twin Disc, Inc. *	4,162	29,051
Wabash National Corp.	11,633	83,990
WABCO Holdings, Inc. *	1,143	154,362
Watts Water Technologies, Inc., Class A	6,350	537,527
Welbilt, Inc. *	28,893	148,221
Woodward, Inc.	4,897	291,078

		15,250,988

Marine — 0.2%
Costamare, Inc.	5,728	25,891
Eagle Bulk Shipping, Inc. *@	3,052	5,646
Kirby Corp. *	4,949	215,133
Matson, Inc.	8,420	257,820
Scorpio Bulkers, Inc.	4,203	10,634

		515,124

Media — 1.3%
AH Belo Corp., Class A	3,878	6,670
AMC Networks, Inc., Class A *	4,654	113,139
Beasley Broadcast Group, Inc., Class A	1,657	3,065
Cable One, Inc.	431	708,568
Central European Media Enterprises Ltd., Class A *	4,512	14,123
Clear Channel Outdoor Holdings *	3,398	2,175
Entercom Communications Corp., Class A @	4,435	7,584
Entravision Communications Corp., Class A	12,528	25,432
EW Scripps Co. (The), Class A	12,256	92,410
Gannett Co., Inc. @	15,545	23,007
Gray Television, Inc. *	15,960	171,410
Hemisphere Media Group, Inc. *	2,950	25,193
Interpublic Group of Cos., Inc. (The)	12,380	200,432
John Wiley & Sons, Inc., Class A	10,578	396,569
Meredith Corp. @	8,002	97,784
MSG Networks, Inc., Class A *@	12,409	126,572
National CineMedia, Inc.	9,576	31,218
New York Times Co. (The), Class A	32,019	983,303
News Corp., Class A	28,653	257,161
News Corp., Class B	12,850	115,522
Nexstar Media Group, Inc., Class A @	4,746	273,987
Saga Communications, Inc., Class A	1,116	30,701
Salem Media Group, Inc.	1,041	910
Scholastic Corp.	5,783	147,409
Sinclair Broadcast Group, Inc., Class A @	1,277	20,534
TechTarget, Inc. *	4,551	93,796
Tribune Publishing Co.	4,438	35,992
Urban One, Inc. *	6,700	6,365

		4,011,031

Metals & Mining — 1.4%
Alcoa Corp. *	24,027	148,006
Allegheny Technologies, Inc. *@	21,731	184,714
Ampco-Pittsburgh Corp. *	1,498	3,745

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Carpenter Technology Corp.	9,739	$189,910
Century Aluminum Co. *	17,927	64,896
Cleveland-Cliffs, Inc. @	59,126	233,548
Coeur Mining, Inc. *	19,749	63,394
Commercial Metals Co.	24,392	385,150
Compass Minerals International, Inc.	6,276	241,438
Ferroglobe PLC *	20,848	9,486
Ferroglobe Representation & Warranty Insurance Trust §~	24,025	—
Friedman Industries, Inc.	700	3,087
Gold Resource Corp.	16,351	44,965
Haynes International, Inc.	1,520	31,327
Hecla Mining Co.	34,978	63,660
Kaiser Aluminum Corp.	4,533	314,046
Materion Corp.	4,288	150,123
McEwen Mining, Inc. *@	21,736	14,363
Olympic Steel, Inc.	1,900	19,665
Reliance Steel & Aluminum Co.	8,480	742,763
Royal Gold, Inc.	4,971	436,006
Ryerson Holding Corp. *	6,828	36,325
Schnitzer Steel Industries, Inc., Class A	4,792	62,488
Steel Dynamics, Inc.	16,505	372,023
SunCoke Energy, Inc.	14,843	57,146
TimkenSteel Corp. *	9,217	29,771
United States Steel Corp. @	13,108	82,711
Universal Stainless & Alloy Products, Inc. *	1,092	8,419
Worthington Industries, Inc.	9,721	255,176

		4,248,351

Multi-Utilities — 0.8%
Avista Corp.	13,101	556,661
Black Hills Corp.	10,799	691,460
Centerpoint Energy, Inc.	8,987	138,849
MDU Resources Group, Inc.	12,786	274,899
NorthWestern Corp.	11,897	711,798
Unitil Corp.	3,202	167,529

		2,541,196

Multiline Retail — 0.3%
Big Lots, Inc.	8,437	119,974
Dillard’s, Inc., Class A @	1,249	46,150
J.C. Penney Co., Inc. *@	37,504	13,501
Kohl’s Corp.	12,490	182,229
Macy’s, Inc. @	22,038	108,207
Nordstrom, Inc. @	7,155	109,758
Ollie’s Bargain Outlet Holdings, Inc. *@	4,252	197,038
Tuesday Morning Corp. *	9,803	5,645

		782,502

Oil, Gas & Consumable Fuels — 1.4%
Adams Resources & Energy, Inc.	900	21,150
Amplify Energy Corp.	424	240
Antero Resources Corp. *	14,321	10,209
Apache Corp.	11,482	47,995
Arch Coal, Inc., Class A @	3,080	89,012
Ardmore Shipping Corp.	1,612	8,463
Bonanza Creek Energy, Inc. *	1,752	19,710
Cabot Oil & Gas Corp.	23,549	404,807
California Resources Corp. *@	1,945	1,945
Callon Petroleum Co. *@	32,041	17,555

	SHARES	VALUE†
Centennial Resource Development, Inc., Class A *	12,753	$3,354
Chesapeake Energy Corp. *@	54,989	9,497
Cimarex Energy Co.	7,087	119,274
Clean Energy Fuels Corp. *	22,203	39,521
CNX Resources Corp. *	19,013	101,149
CONSOL Energy, Inc. *	2,376	8,767
Contango Oil & Gas Co. *@	3,109	4,664
Continental Resources, Inc. @	827	6,318
CVR Energy, Inc.	3,184	52,632
Delek US Holdings, Inc.	21,124	332,914
Denbury Resources, Inc. *@	32,490	5,998
DHT Holdings, Inc.	19,547	149,925
Dorian LPG Ltd. *	8,036	69,994
Earthstone Energy, Inc. Class A *	3,602	6,340
EnLink Midstream LLC	26,027	28,630
EQT Corp.	14,074	99,503
Equitrans Midstream Corp. @	4,100	20,623
Evolution Petroleum Corp.	8,084	21,099
Extraction Oil & Gas, Inc. *@	1,577	665
GasLog Ltd.	18,166	65,761
Goodrich Petroleum Corp. *	401	1,708
Green Plains, Inc.	6,397	31,025
Gulfport Energy Corp. *@	12,179	5,416
HighPoint Resources Corp. *	21,993	4,179
HollyFrontier Corp.	10,890	266,914
International Seaways, Inc.	4,383	104,710
Kosmos Energy Ltd.	63,708	57,057
Laredo Petroleum, Inc. *	36,599	13,900
Marathon Oil Corp.	22,346	73,518
Matador Resources Co. *@	18,366	45,548
Montage Resources Corp. *@	635	1,429
Murphy Oil Corp. @	20,866	127,909
NACCO Industries, Inc., Class A	1,000	27,980
Oasis Petroleum, Inc. *	38,552	13,493
Overseas Shipholding Group, Inc., Class A *	11,837	26,870
Panhandle Oil & Gas, Inc., Class A	3,577	13,199
Par Pacific Holdings, Inc. *	4,135	29,358
Parsley Energy, Inc., Class A	37,235	213,357
PBF Energy, Inc., Class A	23,970	169,708
PDC Energy, Inc. *	19,140	118,859
Peabody Energy Corp.	15,042	43,622
Penn Virginia Corp. *	1,880	5,809
QEP Resources, Inc.	23,580	7,888
Range Resources Corp. @	9,528	21,724
Renewable Energy Group, Inc. *@	8,526	175,039
Rex American Resources Corp. *	1,083	50,370
Ring Energy, Inc. *@	11,864	7,815
SandRidge Energy, Inc. *	4,227	3,801
Scorpio Tankers, Inc.	4,277	81,776
SFL Corp. Ltd.	19,126	181,123
SilverBow Resources, Inc. *	1,024	2,529
SM Energy Co.	13,539	16,518
Southwestern Energy Co. *@	85,859	145,102
Talos Energy, Inc. *	4,465	25,674
Targa Resources Corp.	10,817	74,745
Teekay Corp. *	5,035	15,911
Unit Corp. *@	6,551	1,703
W&T Offshore, Inc. *	31,492	53,536
Whiting Petroleum Corp. *@	13,670	9,164
World Fuel Services Corp.	6,251	157,400

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
WPX Energy, Inc. *	37,576	$114,607

		4,309,707

Paper & Forest Products — 0.5%
Boise Cascade Co.	8,316	197,754
Clearwater Paper Corp. *	3,870	84,405
Domtar Corp.	11,548	249,899
Louisiana-Pacific Corp.	28,133	483,325
Mercer International, Inc.	13,909	100,701
Neenah Paper, Inc.	3,300	142,329
P. H. Glatfelter Co.	8,848	108,123
Resolute Forest Products, Inc. *	8,572	10,801
Schweitzer-Mauduit International, Inc.	6,610	183,890
Verso Corp. Class A *	5,404	60,957

		1,622,184

Personal Products — 0.5%
Coty, Inc., Class A	49,522	255,534
Edgewell Personal Care Co. *	5,042	121,411
Herbalife Nutriation Ltd. *	10,721	312,624
Inter Parfums, Inc.	6,047	280,279
Medifast, Inc. @	2,306	144,125
Natural Alternatives International, Inc. *	1,000	6,300
Natural Health Trends Corp. @	1,100	3,619
Natures Sunshine Products, Inc. *	1,700	13,821
Nu Skin Enterprises, Inc., Class A	8,973	196,060
United-Guardian, Inc.	600	8,670
USANA Health Sciences, Inc. *	4,094	236,469

		1,578,912

Pharmaceuticals — 1.2%
Akorn, Inc. *	7,475	4,195
Amphastar Pharmaceuticals, Inc. *	8,132	120,679
ANI Pharmaceuticals, Inc. *	2,753	112,157
Assertio Therapeutics, Inc. *	7,708	5,010
Catalent, Inc. *	9,068	471,083
Corcept Therapeutics, Inc. *	6,100	72,529
Cumberland Pharmaceuticals, Inc. *	5,912	21,461
Endo International PLC *	13,442	49,735
Horizon Therapeutics PLC *	10,834	320,903
Innoviva, Inc. *	9,199	108,180
Intra-Cellular Therapies, Inc. *	3,760	57,791
Jazz Pharmaceuticals PLC *	4,540	452,820
Lannett Co., Inc. *@	4,608	32,026
Mallinckrodt PLC *@	7,995	15,830
Otonomy, Inc. *	6,289	12,389
Perrigo Co. PLC	15,181	730,054
Phibro Animal Health Corp., Class A	3,593	86,843
Prestige Consumer Healthcare Inc *	10,178	373,329
Reata Pharmaceuticals, Inc., Class A *@	1,650	238,161
Supernus Pharmaceuticals, Inc. *	10,511	189,093
Taro Pharmaceutical Industries Ltd. *	250	15,300
Zogenix, Inc. *	2,380	58,857
Zynerba Pharmaceuticals, Inc. *@	1,626	6,228

		3,554,653

Professional Services — 2.0%
Acacia Research Corp. *	7,978	17,711
ASGN, Inc. *	10,462	369,518
Barrett Business Services, Inc.	1,975	78,289
CBIZ, Inc. *	11,152	233,300
CoreLogic, Inc.	4,731	144,485
CRA International, Inc.	1,646	54,993
Exponent, Inc.	11,502	827,109
Forrester Research, Inc. *	3,635	106,251

	SHARES	VALUE†
Franklin Covey Co. *	2,254	$35,027
FTI Consulting, Inc. *	9,657	1,156,619
GP Strategies Corp. *	4,107	26,737
Heidrick & Struggles International, Inc.	4,281	96,323
Hill International, Inc. *	10,450	15,153
Huron Consulting Group, Inc. *	4,751	215,505
ICF International, Inc.	3,918	269,167
Innerworkings, Inc. *	11,271	13,187
Insperity, Inc.	8,294	309,366
Kelly Services, Inc., Class A	6,170	78,297
Kforce, Inc.	5,057	129,307
Korn Ferry	10,230	248,794
Manpowergroup, Inc.	3,981	210,953
Mastech Digital, Inc. *	2,122	27,246
Mistras Group, Inc. *	6,212	26,463
Nielsen Holdings PLC	26,133	327,708
RCM Technologies, Inc. *	2,995	3,744
Resources Connection, Inc.	7,377	80,926
Robert Half International, Inc.	9,008	340,052
TriNet Group, Inc. *	13,099	493,308
TrueBlue, Inc. *	8,569	109,340
Volt Information Sciences, Inc. *	2,024	1,639
Willdan Group, Inc. *@	1,081	23,101

		6,069,618

Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA *@	4,534	34,776
Consolidated-Tomoka Land Co.	1,010	45,783
Forestar Group, Inc. *	1,150	11,903
Griffin Industrial Realty, Inc.	420	13,734
Howard Hughes Corp. (The) *	2,754	139,132
Jones Lang LaSalle, Inc.	4,395	443,807
Kennedy-Wilson Holdings, Inc.	22,178	297,629
Marcus & Millichap, Inc. *	7,383	200,079
Maui Land & Pineapple Co., Inc. *	3,255	35,577
Newmark Group, Inc., Class A	27,250	115,813
Rafael Holdings, Inc., Class B *	3,410	43,682
RE/MAX Holdings, Inc., Class A	3,519	77,137
Realogy Holdings Corp. @	5,347	16,094
RMR Group, Inc. (The), Class A	1,159	31,258
St. Joe Co. (The) *@	3,249	54,518
Stratus Properties, Inc. *	313	5,537
Tejon Ranch Co. *	5,317	74,757

		1,641,216

Road & Rail — 1.0%
AMERCO	1,383	401,831
ArcBest Corp.	5,050	88,476
Avis Budget Group, Inc. *@	14,120	196,268
Covenant Transportation Group, Inc., Class A *	3,731	32,348
Heartland Express, Inc.	16,521	306,795
Knight-Swift Transportation Holdings, Inc. @	11,850	388,680
Landstar System, Inc.	3,248	311,353
Marten Transport Ltd.	11,619	238,422
P.A.M. Transportation Services, Inc. *	1,523	46,832
Saia, Inc. *	5,234	384,908
Schneider National, Inc., Class B	1,500	29,010
Universal Truckload Services, Inc.	3,300	43,230
USA Truck, Inc. *	2,154	6,828
Werner Enterprises, Inc.	13,955	506,008
YRC Worldwide, Inc. *@	11,286	18,961

		2,999,950

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Energy Industries, Inc. *	7,778	377,155

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Alpha & Omega Semiconductor Ltd. *	5,435	$34,838
Ambarella, Inc. *	1,829	88,816
Amkor Technology, Inc. *	48,825	380,347
Amtech Systems, Inc. *	2,822	12,276
Axcelis Technologies, Inc. *	7,504	137,398
AXT, Inc. *	10,752	34,514
Brooks Automation, Inc.	16,216	494,588
Cabot Microelectronics Corp.	6,595	752,753
Ceva, Inc. *	4,058	101,166
Cirrus Logic, Inc. *	7,387	484,809
Cohu, Inc.	8,645	107,025
Cree, Inc. *	18,393	652,216
Cyberoptics Corp. *	2,334	39,935
Cypress Semiconductor Corp.	1,769	41,253
Diodes, Inc. *	10,097	410,292
DSP Group, Inc. *	3,919	52,515
Enphase Energy, Inc. *	1,640	52,956
Entegris, Inc.	27,952	1,251,411
First Solar, Inc. *@	13,324	480,463
FormFactor, Inc. *	15,477	310,933
GSI Technology, Inc. *	6,914	48,121
Impinj, Inc. *	1,813	30,295
inTEST Corp. *	4,064	10,810
Kulicke & Soffa Industries, Inc.	12,549	261,898
Lattice Semiconductor Corp. *	28,018	499,281
MACOM Technology Solutions Holdings, Inc., Class H *@	447	8,462
Magnachip Semiconductor Corp. *	4,588	50,697
MaxLinear, Inc. *	9,792	114,273
MKS Instruments, Inc.	9,585	780,698
Monolithic Power Systems, Inc.	2,989	500,538
NeoPhotonics Corp. *	5,402	39,165
NVE Corp.	1,137	59,158
ON Semiconductor Corp. *	15,186	188,914
Onto Innovation, Inc. *	10,345	306,936
PDF Solutions, Inc. *	7,688	90,103
Photronics, Inc. *	14,152	145,200
Pixelworks, Inc. *	6,964	19,847
Power Integrations, Inc.	6,728	594,284
Rambus, Inc. *	22,389	248,518
Semtech Corp. *	15,219	570,713
Silicon Laboratories, Inc. *	9,606	820,448
SolarEdge Technologies, Inc. *	1,953	159,912
Synaptics, Inc. *	7,083	409,893
Teradyne, Inc.	8,189	443,598
Ultra Clean Holdings, Inc. *	8,834	121,909
Universal Display Corp.	3,170	417,743
Veeco Instruments, Inc. *	6,421	61,449
Xperi Corp.	10,874	151,257

		13,451,779

Software — 4.1%
ACI Worldwide, Inc. *	29,488	712,135
Agilysys, Inc. *	5,966	99,632
Alteryx, Inc., Class A *@	3,151	299,881
American Software, Inc., Class A	6,398	90,916
Appfolio, Inc., Class A *@	4,264	473,091
Aspen Technology, Inc. *	5,207	495,029
Asure Software, Inc. *@	4,622	27,547
Avalara, Inc. *	5,536	412,986

	SHARES	VALUE†
Aware, Inc. *	4,900	$13,965
Blackbaud, Inc.	7,542	418,958
Bottomline Technologies de, Inc. *	3,996	146,453
Bsquare Corp. *	2,300	2,185
CDK Global, Inc.	8,754	287,569
Ceridian HCM Holding, Inc. *@	5,411	270,929
Coupa Software, Inc. *	4,614	644,714
Dropbox, Inc., Class A *	11,120	201,272
Ebix, Inc. @	2,155	32,713
eGain Corp. *	6,644	48,701
Elastic NV *@	2,179	121,610
Envestnet, Inc. *	1,760	94,653
Fair Isaac Corp. *	412	126,768
Finjan Holdings, Inc. *	9,872	9,872
Five9, Inc. *	2,155	164,771
Globant SA *	934	82,080
GSE Systems, Inc. *	2,896	2,700
Guidewire Software, Inc. *	4,856	385,129
HubSpot, Inc. *@	3,318	441,924
j2 Global, Inc.	3,394	254,041
LogMeIn, Inc.	1,838	153,069
Manhattan Associates, Inc. *	4,150	206,753
MicroStrategy, Inc., Class A *	1,426	168,411
New Relic, Inc. *	3,973	183,711
Nuance Communications, Inc. *	3,593	60,291
OneSpan, Inc. *	7,796	141,497
Paylocity Holding Corp. *	3,663	323,516
Pegasystems, Inc.	15,185	1,081,628
Progress Software Corp.	8,638	276,416
Proofpoint, Inc. *	4,384	449,755
PTC, Inc. *	6,767	414,208
QAD, Inc., Class B	960	23,549
QAD, Inc., Class A	3,178	126,898
Qualys, Inc. *	4,710	409,723
RealNetworks, Inc. *	7,399	5,401
RealPage, Inc. *	6,552	346,797
Rosetta Stone, Inc. *	1,222	17,132
Seachange International, Inc. *	5,137	19,110
Teradata Corp. *	6,634	135,931
TiVo Corp.	30,394	215,189
Verint Systems, Inc. *	12,694	545,842
Zendesk, Inc. *	7,781	498,062
Zix Corp. *	12,282	52,935
Zscaler, Inc. *@	6,198	377,210

		12,595,258

Specialty Retail — 2.2%
Aaron’s, Inc.	18,376	418,605
Abercrombie & Fitch Co., Class A @	12,872	117,006
Advance Auto Parts, Inc.	1,597	149,032
America’s Car-Mart, Inc. *	1,341	75,565
American Eagle Outfitters, Inc.	42,236	335,776
Asbury Automotive Group, Inc. *	4,068	224,676
Ascena Retail Group, Inc. *@	2,744	3,814
At Home Group, Inc. *@	6,138	12,399
AutoNation, Inc. *	1,104	30,978
Barnes & Noble Education, Inc. *	5,686	7,733
Bed Bath & Beyond, Inc. @	3,408	14,348
Big 5 Sporting Goods Corp.	3,022	3,234
Boot Barn Holdings, Inc. *	5,243	67,792
Buckle, Inc. (The) @	12,544	171,978
Build-A-Bear Workshop, Inc. *	5,546	7,931

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Caleres, Inc.	6,546	$34,039
Cato Corp. (The), Class A	3,965	42,307
Chico’s FAS, Inc.	15,662	20,204
Children’s Place, Inc. (The) @	3,074	60,127
Citi Trends, Inc.	2,477	22,045
Conn’s, Inc. *@	5,865	24,516
Designer Brands, Inc., Class A @	13,304	66,254
Dick’s Sporting Goods, Inc.	10,466	222,507
Express, Inc. *	9,133	13,608
Five Below, Inc. *	10,803	760,315
Floor & Decor Holdings, Inc., Class A *	4,095	131,409
Foot Locker, Inc.	6,115	134,836
Francesca’s Holdings Corp. *	350	795
GameStop Corp., Class A @	11,233	39,316
Gap, Inc. (The) @	25,256	177,802
Genesco, Inc. *	3,221	42,968
Group 1 Automotive, Inc.	2,384	105,516
Guess?, Inc.	12,802	86,670
Haverty Furniture Cos., Inc.	4,500	53,505
Hibbett Sports, Inc. *	4,336	47,414
L Brands, Inc. @	18,756	216,819
Lithia Motors, Inc. Class A	5,254	429,725
MarineMax, Inc. *	3,415	35,584
Monro, Inc. @	7,778	340,754
Murphy USA, Inc. *	6,893	581,493
Office Depot, Inc.	45,381	74,425
Penske Auto Group, Inc. @	1,742	48,776
Rent-A-Center, Inc.	10,324	145,981
RH *	389	39,083
RTW RetailWinds, Inc. *	9,814	2,062
Sally Beauty Holdings, Inc. *@	4,925	39,794
Shoe Carnival, Inc.	2,508	52,091
Signet Jewelers Ltd. @	9,096	58,669
Sleep Number Corp. *	8,543	163,684
Sonic Automotive, Inc., Class A @	7,331	97,356
Sportsman’s Warehouse Holdings, Inc. *	7,232	44,549
Tailored Brands, Inc. @	7,289	12,683
Tandy Leather Factory, Inc. *	3,611	13,000
Tilly’s, Inc., Class A	3,349	13,831
TravelCenters of America, Inc. *	1,344	13,138
Urban Outfitters, Inc. *	4,462	63,539
Williams-Sonoma, Inc. @	4,597	195,464
Winmark Corp.	1,294	164,881
Zumiez, Inc. *	5,880	101,842

		6,676,243

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd. *	8,732	94,218
Carter’s, Inc.	1,548	101,750
Columbia Sportswear Co.	5,106	356,246
Crocs, Inc. *	13,778	234,088
Culp, Inc.	3,004	22,110
Deckers Outdoor Corp. *	6,638	889,492
Delta Apparel, Inc. *	1,153	12,003
Fossil Group, Inc. *@	2,477	8,149
G-III Apparel Group Ltd. *	9,938	76,523
Hanesbrands, Inc. @	25,238	198,623
Lakeland Industries, Inc. *	1,669	25,870
Movado Group, Inc.	2,220	26,240
Oxford Industries, Inc.	3,287	119,187
PVH Corp.	5,039	189,668
Ralph Lauren Corp.	2,582	172,555
Rocky Brands, Inc.	1,000	19,350

	SHARES	VALUE†
Skechers U.S.A., Inc., Class A *	7,216	$171,308
Steven Madden Ltd.	18,405	427,548
Superior Group of Cos., Inc.	2,200	18,612
Tapestry, Inc.	19,202	248,666
Under Armour, Inc., Class A *	11,819	108,853
Under Armour, Inc., Class C *	11,353	91,505
Unifi, Inc. *	3,026	34,950
Vera Bradley, Inc. *	6,960	28,675
Wolverine World Wide, Inc.	16,872	256,454

		3,932,643

Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc. *	12,388	224,594
Capitol Federal Financial, Inc.	26,355	305,982
ESSA Bancorp, Inc.	1,900	25,935
Essent Group Ltd.	5,259	138,522
Federal Agricultural Mortgage Corp., Class C	1,400	77,882
First Defiance Financial Corp.	6,413	94,528
Flagstar Bancorp, Inc.	10,468	207,580
FS Bancorp, Inc.	481	17,316
Hingham Institution for Savings	348	50,457
Home Bancorp, Inc.	994	24,274
HomeStreet, Inc.	5,290	117,597
Impac Mortgage Holdings, Inc. *@	301	731
Kearny Financial Corp.	17,220	147,920
Meridian Bancorp, Inc.	10,080	113,098
Meta Financial Group, Inc.	8,563	185,988
MGIC Investment Corp.	12,435	78,962
Mr Cooper Group, Inc. *	5,663	41,510
New York Community Bancorp, Inc.	31,398	294,827
NMI Holdings, Inc., Class A *	8,926	103,631
Northfield Bancorp, Inc.	8,395	93,940
Northwest Bancshares, Inc.	18,353	212,344
OceanFirst Financial Corp.	7,799	124,082
Ocwen Financial Corp. *	14,766	7,383
PennyMac Financial Services, Inc.	1,561	34,514
Provident Financial Holdings, Inc.	1,124	17,119
Provident Financial Services, Inc.	11,488	147,736
Radian Group, Inc.	8,095	104,830
Riverview Bancorp, Inc.	5,418	27,144
Southern Missouri Bancorp, Inc.	686	16,649
Territorial Bancorp, Inc.	2,444	60,000
Timberland Bancorp, Inc.	2,163	39,561
Trustco Bank Corp. NY	19,523	105,619
Walker & Dunlop, Inc.	6,152	247,741
Washington Federal, Inc.	18,720	485,971
Waterstone Financial, Inc.	4,115	59,832
Western New England Bancorp, Inc.	6,806	46,009
WSFS Financial Corp.	8,721	217,327

		4,299,135

Tobacco — 0.2%
Turning Point Brands, Inc. @	1,280	27,021
Universal Corp.	4,265	188,556
Vector Group Ltd. @	40,220	378,872

		594,449

Trading Companies & Distributors — 1.3%
Air Lease Corp.	5,997	132,773
Applied Industrial Technologies, Inc.	7,530	344,272
Beacon Roofing Supply, Inc. *	13,685	226,350
BMC Stock Holdings, Inc. *	14,022	248,610
CAI International, Inc. *	3,151	44,555
DXP Enterprises, Inc. *	4,133	50,670
GATX Corp. @	7,339	459,128
GMS, Inc. *	2,900	45,617

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
H&E Equipment Services, Inc.	7,929	$116,398
HD Supply Holdings, Inc. *	12,884	366,292
Herc Holdings, Inc. *	5,162	105,614
Huttig Building Products, Inc. *@	1,858	1,301
Kaman Corp.	4,770	183,502
Lawson Products, Inc. *	1,575	42,084
MRC Global, Inc. *	16,111	68,633
MSC Industrial Direct Co., Class A	936	51,452
NOW, Inc. *	19,209	99,118
Rush Enterprises, Inc., Class A	5,838	186,349
Systemax, Inc.	8,059	142,886
Textainer Group Holdings Ltd. *	6,922	56,899
Titan Machinery, Inc. *	4,710	40,930
Triton International Ltd.	13,664	353,488
Univar, Inc. *	1,143	12,253
Veritiv Corp. *	1,000	7,860
Watsco, Inc.	1,976	312,267
WESCO International, Inc. *	7,914	180,835
Willis Lease Finance Corp. *	900	23,940

		3,904,076

Water Utilities — 0.6%
American States Water Co.	7,808	638,226
Artesian Resources Corp., Class A	1,783	66,648
California Water Service Group	11,688	588,140
Consolidated Water Co., Ltd.	2,822	46,281
Middlesex Water Co.	3,505	210,721
Pure Cycle Corp. *	1,000	11,150
SJW Corp.	4,400	254,188
York Water Co.	2,654	115,343

		1,930,697

Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc. *	9,496	100,753
Shenandoah Telecommunications Co.	9,536	469,648
Spok Holdings, Inc.	3,861	41,274
Telephone & Data Systems, Inc.	18,553	310,948
United States Cellular Corp. *	2,957	86,610

		1,009,233

TOTAL COMMON STOCKS (Identified Cost $291,699,735)		302,949,699

Preferred Stocks — 0.0%
Diversified Telecommunication Services — 0.0%
P GCI Liberty, Inc. 7.000% *	1,225	28,200

TOTAL PREFERRED STOCKS (Identified Cost $4,659)		28,200

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR §~¶	13,144	6,923

Media — 0.0%
Media General, Inc. CVR §~¶	3,965	—

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR §¶	16,344	—
FRD Acquisition Co. CVR ¶	656	—

		—

TOTAL RIGHTS AND WARRANTS (Identified Cost $3,585)		6,923

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.8%
Investment Company — 0.9%
State Street Institutional U.S. Government Money Market Fund 0.321%	2,799,266	$2,799,266

Collateral For Securities On Loan — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.240%	2,556,252	2,556,252

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,355,518)		5,355,518

Total Investments — 101.1% (Identified Cost $297,063,497)		308,340,340
Liabilities, Less Cash and Other Assets — (1.1%)		(3,226,471)

Net Assets — 100.0%		$305,113,869

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2020, the market value of the securities on loan was $16,580,791.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2020

(As a percentage of long-term investments):

Sector	Percentage
Industrials	19.7%
Financials	19.4%
Information Technology	16.4%
Consumer Discretionary	12.8%
Health Care	12.2%
Materials	5.6%
Utilities	4.5%
Consumer Staples	4.2%
Communication Services	3.3%
Energy	1.9%

100.0%

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.7%
Australia — 5.1%
AMP Ltd. *	497,852	$408,815
Australia & New Zealand Banking Group Ltd.	428,096	4,465,938
Bank of Queensland Ltd. @	57,449	176,684
Bendigo & Adelaide Bank Ltd. @	93,851	361,953
BlueScope Steel Ltd.	175,538	931,811
Boral Ltd.	232,161	292,745
Challenger Ltd.	19,494	47,963
Crown Resorts Ltd.	14,484	67,709
Downer EDI Ltd.	45,281	83,000
Fortescue Metals Group Ltd.	533,531	3,281,749
Harvey Norman Holdings Ltd. @	136,089	246,940
Incitec Pivot Ltd.	198,013	246,032
National Australia Bank Ltd.	272,611	2,796,953
Newcrest Mining Ltd.	54,329	770,279
Oil Search Ltd.	178,755	261,686
Origin Energy Ltd.	203,601	548,529
QBE Insurance Group Ltd.	47,414	250,813
Qube Holdings Ltd.	50,863	67,265
Santos Ltd.	319,417	671,939
South32 Ltd.	1,097,269	1,191,252
Star Entertainment Group Ltd. (The)	82,799	109,499
Suncorp Group Ltd.	189,947	1,066,716
TABCORP Holdings Ltd.	208,042	323,756
Westpac Banking Corp.	426,604	4,329,668
Woodside Petroleum Ltd.	161,960	1,814,109
WorleyParsons Ltd.	30,039	113,633

		24,927,436

Austria — 0.1%
Raiffeisen Bank International AG	19,663	290,054

Belgium — 1.2%
Ageas	34,647	1,448,623
KBC Groep NV	31,034	1,438,234
Solvay SA	16,274	1,191,427
UCB SA	19,005	1,655,888

		5,734,172

Canada — 7.3%
Agnico Eagle Mines Ltd.	7,128	283,623
Alamos Gold, Inc., Class A	19,905	99,525
AltaGas Ltd. @	20,555	186,226
Bank of Montreal	94,309	4,743,472
Bank of Nova Scotia (The) @	66,838	2,713,623
Bank of Nova Scotia (The)	29,013	1,184,806
Barrick Gold Corp.	81,840	1,499,309
Cameco Corp.	37,046	283,031
Canadian Imperial Bank of Commerce @	15,004	869,782
Canadian Imperial Bank of Commerce	39,694	2,312,874
Canadian Natural Resources Ltd.	180,999	2,452,742
Cenovus Energy, Inc. @	104,410	210,908
Fairfax Financial Holdings Ltd.	4,373	1,340,612
First Quantum Minerals Ltd.	85,708	437,889
Great-West Lifeco, Inc.	14,520	250,822
Husky Energy, Inc. @	97,683	245,717
Ia Financial Corp., Inc.	31,827	1,000,516
Imperial Oil Ltd. @	36,955	416,483
Kinross Gold Corp. *	292,831	1,175,652
Lundin Mining Corp.	146,222	549,644
Magna International, Inc.	78,921	2,519,158
Manulife Financial Corp. @	189,784	2,379,891

	SHARES	VALUE†
Nutrien Ltd.	43,379	$1,472,283
Nutrien Ltd. @	1,100	37,605
Onex Corp.	608	22,254
Pembina Pipeline Corp. @	5,287	99,448
SNC-Lavalin Group, Inc.	7,445	109,826
Stars Group, Inc. (The) @*	13,428	274,200
Sun Life Financial, Inc. @	29,844	957,694
Suncor Energy, Inc. ¥	217,673	3,473,983
Suncor Energy, Inc.	31,230	493,434
Teck Resources Ltd., Class A @	500	4,978
Teck Resources Ltd., Class B ¥	75,600	573,191
Teck Resources Ltd., Class B @	94,542	714,738
TMX Group Ltd.	3,579	266,448
Wheaton Precious Metals Corp.	8,939	246,091

		35,902,478

Denmark — 2.0%
AP Moeller - Maersk A/S, Class A	430	357,957
AP Moeller - Maersk A/S, Class B	315	283,491
Carlsberg A/S, Class B	15,445	1,756,446
Danske Bank A/S	41,578	472,345
DSV A/S	14,852	1,356,385
Genmab A/S *	3,107	632,040
H Lundbeck A/S	12,173	362,901
ISS A/S @	18,504	255,537
Novozymes A/S, B Shares	9,923	453,411
Pandora A/S @	771	25,161
Rockwool International A/S, B Shares	1,147	208,419
Tryg A/S	7,068	174,687
Vestas Wind Systems A/S	37,580	3,067,868
William Demant Holding A/S @*	11,349	252,494

		9,659,142

Finland — 0.6%
Fortum Oyj	50,706	747,978
Nordea Bank Abp @	189,414	1,072,307
Stora Enso Oyj, R Shares	83,052	846,915
UPM-Kymmene Oyj @	5,135	142,095

		2,809,295

France — 9.8%
Amundi SA ±	3,901	231,685
Arkema SA	15,142	1,052,106
Atos SE	7,307	497,556
AXA SA	161,385	2,810,129
BNP Paribas SA	86,860	2,635,399
Bollore SA	148,214	410,297
Bollore SA *	861	2,835
Bouygues SA	55,128	1,624,593
Capgemini SE	2,051	174,178
Carrefour SA	125,739	1,999,036
Casino Guichard Perrachon SA @	2,001	77,484
Cie de Saint-Gobain	101,314	2,476,698
Cie Generale des Etablissements Michelin	38,971	3,484,047
CNP Assurances	26,215	257,900
Credit Agricole SA	58,593	432,322
Eiffage SA	1,613	114,744
Electricite de France SA	91,190	722,720
Engie SA	153,978	1,598,367
Faurecia SE	4,636	139,586
Iliad SA	537	73,233
Natixis SA @	109,065	356,894
Orange SA	322,578	3,961,511
Peugeot SA	170,171	2,283,145
Publicis Groupe SA	21,609	622,506
Renault SA	35,071	684,942

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Sanofi	17,489	$1,545,789
SCOR SE	16,613	367,915
Societe Generale SA	115,065	1,947,740
Total SA @	378,156	14,760,038
Valeo SA	37,542	631,427

		47,976,822

Germany — 6.7%
Allianz SE	18,663	3,229,126
BASF SE	55,617	2,646,512
Bayer AG	97,614	5,689,748
Bayerische Motoren Werke AG	62,360	3,240,419
Commerzbank AG	136,883	499,478
Continental AG	15,550	1,125,217
Covestro AG ±	5,523	169,765
Daimler AG	168,879	5,125,780
Deutsche Bank AG	177,432	1,139,113
Deutsche Bank AG	46,122	303,631
Deutsche Lufthansa AG	82,096	775,234
Evonik Industries AG	4,053	85,244
Hapag-Lloyd AG ±	3,538	277,826
HeidelbergCement AG	28,941	1,247,714
METRO AG	13,398	116,263
Muenchener Rueckversicherungs AG	12,421	2,522,007
RWE AG	52,553	1,388,738
Talanx AG *	13,218	451,339
Telefonica Deutschland Holding AG	207,880	517,923
Uniper SE	55,055	1,365,596
Volkswagen AG	6,709	898,281

		32,814,954

Hong Kong — 3.3%
Bank of East Asia Ltd. (The)	36,400	78,314
BOC Hong Kong Holdings Ltd.	59,000	163,239
Cathay Pacific Airways Ltd. @	231,000	247,306
CK Asset Holdings Ltd.	210,000	1,149,850
CK Hutchison Holdings Ltd.	401,124	2,705,980
CK Infrastructure Holdings Ltd.	5,000	26,571
Hang Lung Properties Ltd.	239,000	485,229
Henderson Land Development Co., Ltd.	133,684	509,543
Hongkong Land Holdings Ltd.	101,200	379,500
Kerry Properties Ltd.	145,000	382,477
Melco International Development Ltd.	32,000	46,394
MTR Corp. Ltd.	123,449	637,726
New World Development Co., Ltd.	1,189,436	1,279,533
NWS Holdings Ltd.	230,715	237,180
Sino Land Co., Ltd.	424,061	538,230
SJM Holdings Ltd.	433,000	365,825
Sun Hung Kai Properties Ltd.	207,177	2,731,094
Swire Pacific Ltd., Series A	132,000	850,460
Swire Pacific Ltd., Series B	210,000	214,801
Tsim Sha Tsui Properties	60,907	152,410
WH Group Ltd. ±	907,500	848,650
Wharf Holdings Ltd. (The) @	171,000	303,059
Wheelock & Co., Ltd.	231,000	1,576,202
Xinyi Glass Holdings Ltd.	106,000	121,686

		16,031,259

Ireland — 0.4%
AIB Group PLC *	16,670	18,790
CRH PLC, ADR	43,514	1,167,916

	SHARES	VALUE†
Paddy Power Betfair PLC	6,892	$627,401

		1,814,107

Israel — 0.4%
Bank Hapoalim B.M.	138,244	831,845
Bank Leumi Le-Israel	81,999	453,814
Isracard Ltd.	6,835	18,343
Israel Discount Bank Ltd., Series A	172,804	512,339
Teva Pharmaceutical Industries Ltd., ADR *	47,500	426,550

		2,242,891

Italy — 1.1%
Eni SpA	115,191	1,171,346
Intesa Sanpaolo SpA	968,173	1,589,310
Mediobanca SpA	39,607	219,636
Telecom Italia SpA *	2,860,918	1,175,035
UniCredit SpA	163,283	1,287,066

		5,442,393

Japan — 23.7%
AEON Financial Service Co. Ltd.	5,400	58,156
AGC, Inc.	48,500	1,199,363
Air Water, Inc.	4,900	67,718
Aisin Seiki Co., Ltd.	22,500	557,452
Alfresa Holdings Corp.	7,700	144,225
Alps Alpine Co. Ltd. @	27,500	268,286
Amada Holdings Co., Ltd.	37,100	294,316
Aozora Bank Ltd.	14,700	281,901
Asahi Kasei Corp.	33,100	235,433
Bank of Kyoto Ltd. (The)	8,000	255,941
Brother Industries Ltd.	5,100	78,451
Canon Marketing Japan, Inc.	12,000	239,275
Chiba Bank Ltd. (The)	79,000	347,519
Chugoku Bank Ltd. (The)	19,700	176,434
Coca-Cola West Co., Ltd.	20,975	432,862
Concordia Financial Group Ltd.	111,200	325,766
Credit Saison Co., Ltd.	23,900	279,176
Dai Nippon Printing Co., Ltd.	30,000	641,990
Dai-ichi Life Holdings, Inc. (The)	72,700	875,916
Daicel Corp.	52,000	381,567
Daido Steel Co., Ltd.	3,300	106,803
Daio Paper Corp. @	12,400	167,563
Daiwa Securities Group, Inc.	214,000	834,306
Denka Co., Ltd.	16,200	343,059
Denso Corp.	45,800	1,486,983
Dentsu, Inc. @	24,200	469,708
DIC Corp.	16,000	356,085
Dowa Holdings Co., Ltd.	9,600	252,578
Ebara Corp.	16,800	321,391
FUJIFILM Holdings Corp.	26,100	1,320,232
Fukuoka Financial Group, Inc.	18,000	239,554
Fukuyama Transporting Co., Ltd.	4,300	154,564
Fuyo General Lease Co., Ltd.	800	40,772
Glory Ltd.	11,200	259,363
GS Yuasa Corp.	4,500	60,851
Hachijuni Bank Ltd. (The)	48,000	174,545
Hankyu Hanshin Holdings, Inc.	44,300	1,497,610
Haseko Corp.	22,300	239,954
Heiwa Corp. @	14,000	263,139
Hino Motors Ltd.	25,900	139,948
Hitachi Capital Corp. @	9,900	187,550
Hitachi Chemical Co., Ltd.	3,900	166,482
Hitachi Ltd.	116,700	3,411,189
Hitachi Metals Ltd. @	26,500	280,711

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Honda Motor Co., Ltd.	260,600	$5,889,402
Ibiden Co., Ltd.	17,800	392,502
Idemitsu Kosan Co., Ltd.	32,600	751,293
IHI Corp.	7,700	90,373
Iida Group Holdings Co., Ltd.	36,900	513,735
Inpex Corp.	101,700	575,819
Isetan Mitsukoshi Holdings Ltd.	26,300	154,094
Isuzu Motors Ltd.	67,000	445,711
ITOCHU Corp. @	77,600	1,618,396
Itoham Yonekyu Holdings, Inc.	22,300	132,110
Iyo Bank Ltd. (The)	19,600	99,709
J. Front Retailing Co., Ltd.	51,400	429,269
Japan Post Holdings Co., Ltd.	71,600	563,145
JFE Holdings, Inc.	91,300	596,921
JGC Corp. @	16,300	131,582
JSR Corp.	33,300	617,223
JTEKT Corp.	49,700	339,730
JX Holdings, Inc.	363,600	1,251,846
K’s Holdings Corp.	32,000	304,450
Kajima Corp.	54,000	556,950
Kamigumi Co., Ltd.	15,700	266,911
Kandenko Co., Ltd.	16,400	131,322
Kaneka Corp.	16,000	385,399
Kawasaki Heavy Industries Ltd. @	32,800	478,616
Kokuyo Co., Ltd.	11,900	167,336
Komatsu Ltd.	22,300	368,850
Konica Minolta, Inc.	142,000	579,754
Kuraray Co., Ltd.	76,400	775,901
Kurita Water Industries Ltd.	3,100	72,019
Kyushu Financial Group, Inc.	44,870	172,344
Lintec Corp.	4,200	88,824
LIXIL Group Corp.	45,500	569,147
Mabuchi Motor Co., Ltd.	5,100	152,727
Maeda Corp. @	7,100	52,627
Maeda Road Construction Co., Ltd. @	4,100	77,062
Marubeni Corp.	203,100	1,018,097
Mazda Motor Corp.	116,300	618,680
Mebuki Financial Group, Inc.	83,070	169,964
Medipal Holdings Corp.	25,300	474,824
Mitsubishi Chemical Holdings Corp.	185,800	1,110,739
Mitsubishi Corp.	121,400	2,587,195
Mitsubishi Gas Chemical Co., Inc.	36,300	397,013
Mitsubishi Heavy Industries Ltd.	36,600	930,105
Mitsubishi Logistics Corp. @	2,500	50,732
Mitsubishi Materials Corp.	21,600	444,957
Mitsubishi Motors Corp. @	126,800	360,854
Mitsubishi UFJ Financial Group, Inc.	206,400	773,580
Mitsubishi UFJ Financial Group, Inc., ADR @	584,899	2,140,730
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	545,235
Mitsui Chemicals, Inc.	47,200	900,323
Mitsui Fudosan Co., Ltd.	38,600	671,484
Mitsui OSK Lines Ltd.	24,600	399,686
Mizuho Financial Group, Inc.	1,166,400	1,340,777
MS&AD Insurance Group Holdings, Inc.	43,428	1,221,760
Nagase & Co., Ltd.	10,200	121,328
NEC Corp.	47,700	1,750,072
NGK Insulators Ltd.	22,300	293,877
NGK Spark Plug Co., Ltd.	10,600	150,041
NH Foods Ltd.	15,533	543,890
NHK Spring Co., Ltd.	42,200	277,867
Nikkon Holdings Co., Ltd.	2,800	55,128
Nikon Corp.	50,800	471,503

	SHARES	VALUE†
Nippo Corp.	11,000	$243,478
Nippon Electric Glass Co., Ltd.	11,500	154,866
Nippon Express Co., Ltd.	21,600	1,062,674
Nippon Kayaku Co., Ltd.	11,700	108,268
Nippon Paper Industries Co., Ltd. @	16,500	236,164
Nippon Shokubai Co., Ltd.	4,600	211,765
Nippon Steel Sumitomo Metal Corp.	124,127	1,068,283
Nippon Yusen KK	32,300	386,308
Nipro Corp.	14,600	172,579
Nissan Motor Co., Ltd.	354,400	1,175,346
Nitto Denko Corp.	1,300	58,335
NOK Corp.	19,900	220,792
Nomura Holdings, Inc.	175,700	748,063
Nomura Real Estate Holdings, Inc.	23,700	386,826
NSK Ltd.	84,600	546,035
Obayashi Corp.	113,200	974,873
Oji Holdings Corp.	226,000	1,216,964
Panasonic Corp.	50,000	383,632
Rengo Co., Ltd.	35,400	277,208
Resona Holdings, Inc.	246,400	745,215
Ricoh Co., Ltd.	118,700	876,520
Rohm Co., Ltd.	9,500	523,925
Sawai Pharmaceutical Co., Ltd.	3,200	171,718
Seiko Epson Corp. @	8,700	94,666
Seino Holdings Co., Ltd.	20,400	222,545
Sekisui House Ltd.	81,800	1,357,564
Shimamura Co., Ltd.	2,600	157,656
Shimizu Corp.	68,400	537,531
Shinsei Bank Ltd. @*	18,500	248,100
Shizuoka Bank Ltd. (The)	58,000	354,392
Showa Denko KK	14,000	291,263
SoftBank Group Corp.	81,200	2,860,596
Sojitz Corp.	179,100	423,077
Sompo Holdings, Inc.	37,143	1,154,792
Subaru Corp.	2,100	40,496
Sumitomo Chemical Co., Ltd.	471,000	1,406,101
Sumitomo Corp.	102,000	1,175,336
Sumitomo Electric Industries Ltd.	181,800	1,924,096
Sumitomo Forestry Co., Ltd.	33,800	435,369
Sumitomo Heavy Industries Ltd.	26,000	471,760
Sumitomo Metal Mining Co., Ltd.	31,000	639,461
Sumitomo Mitsui Financial Group, Inc.	172,700	4,212,900
Sumitomo Mitsui Trust Holdings, Inc.	24,900	723,437
Sumitomo Osaka Cement Co., Ltd.	2,200	66,292
Sumitomo Rubber Industries Ltd.	42,800	405,610
Suzuken Co., Ltd.	1,100	40,256
T&D Holdings, Inc.	88,400	726,767
Taiheiyo Cement Corp.	25,000	430,133
Takashimaya Co., Ltd.	23,500	212,653
Takeda Pharmaceutical Co. Ltd.	44,373	1,365,133
TDK Corp.	9,000	701,418
Teijin Ltd.	53,199	905,410
THK Co., Ltd.	8,300	170,747
Toda Corp.	28,000	163,794
Toho Holdings Co., Ltd.	8,800	185,535
Tokai Carbon Co. Ltd. @	21,300	176,699
Tokio Marine Holdings, Inc.	20,400	939,130
Tokyo Tatemono Co., Ltd.	37,600	401,090
Tokyu Fudosan Holdings Corp.	132,300	637,353
Toray Industries, Inc.	139,200	607,159
Tosoh Corp.	58,300	666,905
Toyo Seikan Group Holdings Ltd.	30,500	350,030
Toyoda Gosei Co., Ltd.	15,300	263,810
Toyota Motor Corp.	131,890	7,974,117
Toyota Motor Corp., ADR @	40,897	4,905,595

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Toyota Tsusho Corp.	46,800	$1,108,140
TS Tech Co., Ltd.	7,000	166,529
Ube Industries Ltd.	24,700	380,636
Wacoal Holdings Corp.	1,700	37,107
Yamada Denki Co., Ltd.	93,100	373,179
Yamaha Motor Co., Ltd.	37,200	452,178
Yokohama Rubber Co., Ltd. (The)	27,600	344,727
Zeon Corp.	28,500	215,754

		115,585,088

Luxembourg — 0.1%
SES SA	60,528	357,013

Netherlands — 4.1%
ABN AMRO Group NV ±	67,559	557,639
Aegon NV	149,127	380,588
Akzo Nobel NV	2,244	148,519
ArcelorMittal @	53,718	501,189
ArcelorMittal =	1,708	16,315
ASR Nederland NV	2,539	64,294
Fiat Chrysler Automobiles NV	202,005	1,464,184
Fiat Chrysler Automobiles NV @	52,894	380,308
ING Groep NV	386,479	2,038,102
Koninklijke Ahold Delhaize NV	285,058	6,691,798
Koninklijke DSM NV	38,309	4,372,976
Koninklijke Philips NV	8,465	344,640
Koninklijke Philips NV @	22,433	900,909
Koninklijke Vopak NV	10,435	545,745
NN Group NV	46,074	1,250,049
Randstad Holding NV	13,836	490,905

		20,148,160

New Zealand — 0.2%
Air New Zealand Ltd.	126,439	64,129
Auckland International Airport Ltd.	122,236	363,962
EBOS Group Ltd.	14,140	188,152
Fletcher Building Ltd.	104,034	217,270
Ryman Healthcare Ltd.	16,629	102,202

		935,715

Norway — 0.7%
DNB ASA	140,787	1,581,009
Norsk Hydro ASA	174,914	380,568
SpareBank 1 SR-Bank ASA	25,719	146,451
Statoil ASA	28,493	359,436
Storebrand ASA	56,200	225,688
Subsea 7 SA	28,831	137,382
Yara International ASA	14,514	459,720

		3,290,254

Portugal — 0.1%
Banco Espirito Santo SA *§	414,564	—
EDP Renovaveis SA	32,371	392,007

		392,007

Singapore — 1.1%
BOC Aviation Ltd. ±	47,800	305,812
CapitaLand Ltd.	430,800	863,813
City Developments Ltd.	103,600	527,712
Frasers Centrepoint Ltd.	23,300	18,196
Keppel Corp. Ltd. @	379,500	1,412,428
Olam International Ltd.	82,000	82,499
Oversea-Chinese Banking Corp. Ltd.	83,765	509,185

	SHARES	VALUE†
Singapore Airlines Ltd. @	158,940	$641,866
United Industrial Corp. Ltd.	63,243	95,664
UOL Group Ltd.	47,218	218,259
Wilmar International Ltd.	239,800	544,942

		5,220,376

Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	530,653	1,706,316
Banco Bilbao Vizcaya Argentaria SA, ADR @	19,187	58,712
Banco de Sabadell SA	370,058	191,416
Banco Santander SA	2,700,500	6,606,047
Bankia SA	123,310	138,447
CaixaBank SA	63,253	118,595
Repsol SA	30,372	279,099

		9,098,632

Sweden — 2.5%
BillerudKorsnas AB	26,684	292,666
Boliden AB	68,429	1,254,093
Dometic Group AB @±	22,074	98,895
Getinge AB, B Shares	33,006	636,261
Holmen AB	23,456	646,830
Husqvarna AB, Class B	9,183	46,358
ICA Gruppen AB @	15,599	658,963
Intrum AB @	10,769	144,076
Millicom International Cellular SA	12,736	359,966
Peab AB	3,201	23,184
SKF AB @	68,707	949,426
SSAB AB, A Shares @	32,802	75,568
SSAB AB, B Shares	185,078	1,256,859
SSAB AB, Series B @	71,560	158,925
Svenska Cellulosa AB, Series A	244	2,466
Svenska Cellulosa AB, Series B @	83,778	850,691
Svenska Handelsbanken AB, A Shares *	83,810	704,365
Svenska Handelsbanken AB, B Shares	1,918	17,469
Swedbank AB, A Shares	67,198	752,981
Tele2 AB, B Shares	8,541	115,174
Telia Co. AB @	343,398	1,239,246
Trelleborg AB	39,848	432,414
Volvo AB, Series A @	21,144	254,774
Volvo AB, Series B	105,913	1,279,408

		12,251,058

Switzerland — 11.3%
ABB Ltd.	119,814	2,116,818
Adecco Group SA	36,654	1,452,450
Alcon, Inc. *µ	31,115	1,594,704
Alcon, Inc. *	3,914	198,910
Baloise Holding AG	10,839	1,429,059
Banque Cantonale Vaudoise	173	142,714
Chocoladefabriken Lindt & Spruengli AG	1	87,688
Cie Financiere Richemont SA	68,383	3,769,768
Clariant AG	5,547	93,737
Credit Suisse Group AG *	129,912	1,079,788
Helvetia Holding AG	2,160	186,938
Julius Baer Group Ltd. *	38,000	1,304,042
LafargeHolcim Ltd. *	56,614	2,079,866
Lonza Group AG	9,923	4,146,525
Novartis AG	155,578	12,906,913
Novartis AG, ADR	19,570	1,613,547
Swatch Group AG (The) µ	12,219	483,428
Swatch Group AG (The) µ	4,450	894,392
Swiss Life Holding AG	5,678	1,943,203

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland (Continued)
Swiss Prime Site AG	1,574	$154,947
Swiss Re AG	27,273	2,112,701
Swisscom AG @	4,128	2,231,050
UBS Group AG *	364,408	3,424,867
Vifor Pharma AG	3,119	433,420
Zurich Insurance Group AG	26,257	9,367,952

		55,249,427

United Kingdom — 13.1%
Anglo American PLC	157,388	2,768,944
Antofagasta PLC	11,948	114,718
Aviva PLC	901,779	3,007,468
Barclays PLC, ADR @	292,979	1,327,195
Barratt Developments PLC	249,631	1,367,394
BP PLC, ADR @	266,719	6,505,276
British American Tobacco PLC	179,302	6,144,598
British American Tobacco PLC, ADR @	2,004	68,517
Carnival PLC	7,715	94,046
Coca-Cola European Partners PLC	3,617	138,225
Glencore PLC *	1,526,564	2,347,428
GVC Holdings PLC	14,764	102,878
HSBC Holdings PLC	142,436	803,658
HSBC Holdings PLC, ADR @	256,837	7,194,004
Investec PLC	102,451	193,300
J Sainsbury PLC	422,622	1,104,472
Kingfisher PLC	420,977	752,447
Lloyds Banking Group PLC	9,201,932	3,657,511
Lloyds Banking Group PLC, ADR @	376,801	568,970
Melrose Industries PLC	351,390	399,362
Micro Focus International PLC @	13,173	66,787
Ninety One PLC *	51,225	110,010
Phoenix Group Holdings PLC	47,050	366,190
Royal Bank of Scotland Group PLC	40,266	56,466
Royal Bank of Scotland Group PLC, ADR @	162,939	443,194
Royal Dutch Shell PLC, ADR, Class A @	182,057	6,351,969
Royal Dutch Shell PLC, ADR, Class B @	220,200	7,191,732
Standard Chartered PLC	186,070	1,030,322
Standard Life Aberdeen PLC	101,450	282,139
Tesco PLC	28,781	81,794
Vodafone Group PLC	4,677,355	6,565,011
WM Morrison Supermarkets PLC	548,065	1,211,738
WPP PLC	166,889	1,143,013
WPP PLC, ADR @	8,470	286,032

		63,846,808

United States — 0.0%
Ovintiv, Inc. @	19,844	53,579
Ovintiv, Inc. @	18,556	50,896

		104,475

TOTAL COMMON STOCKS (Identified Cost $624,451,999)		472,124,016

PREFERRED STOCKS — 1.2%
Germany — 1.2%
Bayerische Motoren Werke AG, 7.110%	11,127	480,570
Porsche Automobil Holding SE, 3.840%	17,284	737,338
Volkswagen AG, 3.290%	35,751	4,212,676

		5,430,584

Italy — 0.0%
Telecom Italia SpA,4.290%	77,021	30,623

TOTAL PREFERRED STOCKS (Identified Cost $10,445,082)		5,461,207

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 7.4%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 0.321%	2,565,505	$2,565,505

Collateral For Securities On Loan — 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.240%	33,693,164	33,693,164

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $36,258,669)		36,258,669

Total Investments — 105.3% (Identified Cost $671,155,750)		513,843,892
Liabilities, Less Cash and Other Assets — (5.3%)		(25,634,691)

Net Assets — 100.0%		$488,209,201

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2020, the market value of the securities on loan was $59,563,660.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¥	Traded on the Canada, Toronto Stock Exchange.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2020 amounted to $2,490,272 or 0.51% of the net assets of the Fund.

=	Traded on the France, Euronext Paris Exchange.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of March 31, 2020

(As a percentage of net assets): (Unaudited)

Industry	Percentage
Commercial Banks	16.9%
Oil, Gas & Consumable Fuels	10.4%
Insurance	9.1%
Automobiles	8.5%
Pharmaceuticals	5.4%
Chemicals	4.8%
Metals & Mining	4.7%
Real Estate Management & Development	2.9%
Auto Components	2.9%
Food & Staples Retailing	2.5%

Country Weightings as of March 31, 2020

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	24.2%
United Kingdom	13.4%
Switzerland	11.6%
France	10.0%
Germany	8.0%
Canada	7.5%
Australia	5.2%
Netherlands	4.2%
Hong Kong	3.4%
Others	12.5%

100.0%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited)

	SHARES	VALUE†
Mutual Funds — 99.9%
Other — 99.9%
DFA International Small Company Portfolio £	17,709,482	$233,588,064

TOTAL MUTUAL FUNDS (Identified Cost $210,911,915)		233,588,064

Total Investments — 99.9% (Identified Cost $210,911,915)		233,588,064
Cash and Other Assets, Less Liabilities — 0.1%		142,485

Net Assets — 100.0%		$233,730,549

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.3%
Bermuda — 0.1%
Clear Media Ltd.	22,000	$19,835
Luye Pharma Group Ltd. ±	102,500	49,976

		69,811

Brazil — 4.4%
Banco Bradesco SA	23,332	84,462
Banco Bradesco SA, ADR	102,465	416,008
Banco do Brasil SA	61,544	330,337
Banco Santander Brasil SA	29,897	153,452
Banco Santander Brasil SA, ADR @	200	1,034
Camil Alimentos SA	17,192	25,774
Cia Brasileira de Distribuicao	3,300	42,132
Cia Siderurgica Nacional SA	8,513	11,436
Cia Siderurgica Nacional SA, ADR @	50,677	66,387
Cogna Educacao	134,331	103,409
Construtora Tenda SA	5,538	21,977
Cosan SA Industria e Comercio	4,984	51,566
Direcional Engenharia SA	5,489	8,852
Duratex SA	12,476	22,450
Embraer SA, ADR *	18,374	135,968
Enauta Participacoes SA	13,118	23,100
Ez Tec Empreendimentos e Participacoes SA	11,543	65,978
Gerdau SA, ADR @	102,151	195,108
International Meal Co., Alimentacao SA	12,167	6,416
Iochpe Maxion SA	16,997	36,048
JBS SA	65,186	255,169
JHSF Participacoes SA	20,831	14,031
MRV Engenharia e Participacoes SA	4,354	10,256
Petroleo Brasileiro SA	451,622	1,228,986
Petroleo Brasileiro SA, ADR @	8,100	44,550
Restoque Comercio e Confeccoes de Roupas SA	1,622	1,845
SLC Agricola SA	15,358	67,094
Tupy SA	9,747	24,611
Usinas Siderurgicas de Minas Gerais SA	9,100	9,895
Vale SA	382,789	3,183,953
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	14,643	26,095

		6,668,379

Canada — 0.0%
Atlas Corp.	6,910	53,138

Chile — 0.9%
Besalco SA	22,668	7,601
CAP SA	6,056	25,975
Cencosud SA	141,787	147,454
Empresas CMPC SA	84,458	180,481
Empresas COPEC SA	28,915	165,541
Empresas La Polar SA *	307,156	1,977
Enel Americas SA	2,461,030	300,764
Enel Chile SA, ADR	16,218	53,844
Enersis Americas SA, ADR	14,495	87,840
ENTEL Chile SA *	15,278	64,618
Grupo Security SA	60,409	9,881
Inversiones Aguas Metropolitanas SA	40,036	30,498
Itau CorpBanca	8,900,248	23,075
Latam Airlines Group SA, ADR @	13,696	36,294
Masisa SA *	174,355	3,300
PAZ Corp. SA	9,073	4,483
Ripley Corp. SA	104,950	24,279
Salfacorp SA	43,600	14,263

	SHARES	VALUE†
Sigdo Koppers SA	27,803	$23,923
SMU SA	147,411	22,218
Sociedad Matriz SAAM SA	550,961	31,542
Socovesa SA	38,881	7,291
SONDA SA	26,216	13,783
Vina Concha y Toro SA	10,997	13,876

		1,294,801

China — 27.8%
361 Degrees International Ltd.	71,000	11,631
Agile Group Holdings Ltd.	131,091	141,866
Agricultural Bank of China Ltd., H Shares	2,098,000	841,608
Air China Ltd., Class H @	182,000	117,378
Ajisen China Holdings Ltd.	37,000	8,925
Aluminum Corp. of China Ltd., H Shares *	290,000	57,605
Angang Steel Co., Ltd., H Shares @	142,999	37,628
Anton Oilfield Services Group @	226,000	14,430
Apex International Co., Ltd.	15,000	23,362
Asia Cement China Holdings Corp.	40,000	40,708
AviChina Industry & Technology Co., Ltd. H Shares	169,000	65,178
BAIC Motor Corp., Ltd., H Shares ±	145,000	57,605
Baidu, Inc. ADR *	4,416	445,089
Bank of China Ltd., H Shares	4,535,902	1,737,658
Bank of Chongqing Co., Ltd., H Shares	46,500	23,332
Bank of Communications Co., Ltd., H Shares	600,400	367,857
BBMG Corp., H Shares	184,000	46,043
Beijing Capital International Airport Co., Ltd., H Shares	152,000	96,853
Beijing Capital Land Ltd., H Shares	150,000	32,892
Beijing Enterprises Clean Energy Group Ltd. *	260,000	1,241
Beijing Enterprises Holdings Ltd.	32,500	119,264
Beijing Enterprises Water Group Ltd.	320,000	125,065
Beijing North Star Co., Ltd., Class H	100,000	23,218
Brilliance China Automotive Holdings Ltd.	162,000	133,315
BYD Electronic International Co., Ltd. @	61,500	102,649
C C Land Holdings Ltd.	106,500	24,315
CAR, Inc. *@	44,000	24,574
Central China Real Estate Ltd.	56,000	28,604
CGN Meiya Power Holdings Co., Ltd. *±	152,000	31,566
Chaowei Power Holdings Ltd.	71,000	17,858
China Aircraft Leasing Group Holdings Ltd.	16,000	14,096
China Aoyuan Group Ltd.	78,000	91,353
China BlueChemical Ltd., H Shares	192,000	29,718
China Cinda Asset Management Co., Ltd., Class H	561,000	106,371
China Citic Bank Corp., Ltd., H Shares	634,000	313,208
China Coal Energy Co., Ltd., H Shares	158,000	43,817
China Communication Services Corp., Ltd., H Shares	189,600	137,931
China Communications Construction Co., Ltd., H Shares	279,000	194,331
China Construction Bank Corp., H Shares	7,976,810	6,523,230
China COSCO Holdings Co., Ltd., H Shares *	168,000	46,373
China Development Bank Financial Leasing Co., Ltd., H Shares ±	128,000	17,336
China Dongxiang Group Co., Ltd	218,000	18,840
China Eastern Airlines Corp. Ltd. *@	403	7,008
China Eastern Airlines Corp., Ltd., H Shares *@	142,000	48,538
China Energy Engineering Corp., Ltd., H Shares	152,000	16,273

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Everbright Bank Co., Ltd., H Shares	187,000	$71,638
China Everbright Greentech Ltd. ±	32,000	13,497
China Everbright Ltd.	88,000	129,853
China Evergrande Group @	194,000	321,801
China Foods Ltd.	12,000	4,396
China Galaxy Securities Co., Ltd., H Shares	176,000	85,358
China Harmony New Energy Auto Holding Ltd. @	62,000	26,790
China High Speed Transmission Equipment Group Co., Ltd. @	23,000	13,350
China Hongqiao Group Ltd.	162,500	69,169
China Huarong Asset Management Co., Ltd. Class H ±	560,000	70,788
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Capital Corp., Ltd., H Shares @±	84,000	135,869
China International Marine Containers Group Co., Ltd., Class H	49,640	46,357
China Jinmao Holdings Group Ltd.	316,000	204,614
China Lesso Group Holdings Ltd.	81,000	106,778
China Lilang Ltd.	11,000	6,356
China Lumena New Materials Corp. *@§~	5,599	—
China Machinery Engineering Corp., Class H	57,000	15,440
China Maple Leaf Educational Systems Ltd.	46,000	14,240
China Merchants Bank Co., Ltd., H Shares	13,500	60,946
China Merchants Land Ltd.	118,000	18,417
China Merchants Port Holdings Co., Ltd.	134,421	153,619
China Merchants Securities Co. Ltd. H Shares ±	8,200	9,096
China Minsheng Banking Corp., Ltd., H Shares	504,880	375,107
China Mobile Ltd.	641,500	4,770,240
China National Building Material Co., Ltd., H Shares	402,850	440,120
China Oil & Gas Group Ltd.	200,000	6,320
China Oilfield Services Ltd., H Shares	128,000	98,897
China Oriental Group Co., Ltd.	122,000	31,315
China Overseas Grand Oceans Group Ltd.	131,500	77,006
China Overseas Land & Investment Ltd.	398,000	1,234,646
China Pacific Insurance Group Co. Ltd. H Shares	35,400	107,076
China Petroleum & Chemical Corp., H Shares	2,578,400	1,270,451
China Railway Construction Corp., Ltd., H Shares	179,500	200,969
China Railway Group Ltd., H Shares	268,000	142,767
China Railway Signal & Communication Corp. Ltd. H Shares ±	29,000	14,626
China Reinsurance Group Corp., H Shares	323,000	37,496
China Resources Cement Holdings Ltd.	238,000	283,964
China Resources Land Ltd.	332,000	1,370,352
China Resources Medical Holdings Co., Ltd.	33,000	17,707
China Resources Pharmaceutical Group Ltd. ±	117,500	70,475
China Sanjiang Fine Chemicals Co., Ltd.	44,000	8,513
China SCE Group Holdings Ltd.	170,000	75,651
China Shanshui Cement Group Ltd. *	53,000	14,903
China Shenhua Energy Co., Ltd.	335,000	637,787
China Shineway Pharmaceutical Group Ltd.	36,000	27,072

	SHARES	VALUE†
China South City Holdings Ltd.	308,000	$29,796
China Southern Airlines Co., Ltd., H Shares @	170,000	73,019
China State Construction International Holdings Ltd.	166,000	122,903
China Taiping Insurance Holdings Co., Ltd.	129,200	211,646
China Traditional Chinese Medicine Holdings Co., Ltd.	204,000	92,886
China Travel International Investment Hong Kong Ltd.	180,000	22,521
China Unicom Hong Kong Ltd.	54,000	31,135
China Unicom Hong Kong Ltd., ADR	60,196	353,952
China Yongda Automobiles Services Holdings Ltd.	61,000	49,806
China Yurun Food Group Ltd. *	23,000	1,928
China ZhengTong Auto Services Holdings Ltd.	74,500	11,916
China Zhongwang Holdings Ltd.	154,000	40,522
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	92,700
CIFI Holdings Group Co., Ltd.	192,071	138,738
CIMC Enric Holdings Ltd.	20,000	8,229
CITIC Ltd.	550,000	575,344
Citic Resources Holdings Ltd.	150,000	5,321
CITIC Securities Co., Ltd., Class H	23,000	42,127
CNOOC Ltd.	1,782,000	1,868,712
Cogobuy Group *@±	40,000	4,282
Concord New Energy Group Ltd.	420,000	15,981
COSCO SHIPPING Development Co., Ltd., H Shares	324,200	33,872
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	120,000	64,545
COSCO SHIPPING Ports Ltd.	148,383	71,581
Country Garden Holdings Co., Ltd.	575,000	695,689
CPMC Holdings Ltd. @	53,000	17,091
CSR Corp., Ltd. - Class H	235,000	119,429
CT Environmental Group Ltd. *@§	98,000	806
Dongfang Electric Corp. Ltd. H Shares	29,800	14,722
Dongfeng Motor Group Co., Ltd., H Shares	184,000	121,278
Dongyue Group Ltd.	82,000	32,683
Everbright Securities Co., Ltd., Class H ±	16,000	10,216
Fang Holdings Ltd. ADR *@	5,703	7,699
Fantasia Holdings Group Co., Ltd.	142,500	25,733
Far East Horizon Ltd.	163,000	131,405
Fosun International Ltd.	164,500	190,116
Fufeng Group Ltd.	153,000	52,692
GCL New Energy Holdings Ltd. *	392,000	5,461
GCL-Poly Energy Holdings Ltd. *	1,105,000	35,490
Gemdale Properties & Investment Corp., Ltd.	312,000	51,914
General Interface Solution Holding Ltd.	30,000	78,766
GF Securities Co., Ltd., Class H	75,800	81,248
GOME Retail Holdings Ltd. *@	570,000	52,936
Grand Baoxin Auto Group Ltd. *	23,000	3,085
Great Wall Motor Co., Ltd., H Shares	259,000	166,035
Greatview Aseptic Packaging Co. Ltd.	25,000	7,739
Greenland Hong Kong Holdings Ltd.	112,000	43,051
Greentown China Holdings Ltd.	48,000	43,649
Guangshen Railway Co., Ltd., ADR	2,674	28,558
Guangzhou Automobile Group Co., Ltd., H Shares	162,000	162,778

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Guangzhou R&F Properties Co., Ltd., H Shares	129,200	$168,650
Guotai Junan Securities Co., Ltd. ±	29,000	43,167
Haitong Securities Co., Ltd., Class H	169,600	155,102
Harbin Electric Co., Ltd., H Shares *	54,000	12,259
HC Group, Inc. *	70,500	11,822
Hengdeli Holdings Ltd.	184,000	7,357
Hi Sun Technology China Ltd. *	72,000	8,358
Hopson Development Holdings Ltd.	58,000	51,770
Hua Han Health Industry Holdings Ltd. *§	640,000	—
Hua Hong Semiconductor Ltd. @±	43,000	78,759
Huatai Securities Co., Ltd., Class H ±	71,800	106,689
Industrial & Commercial Bank of China Ltd., H Shares	4,062,000	2,782,138
Jiangxi Copper Co., Ltd., H Shares	82,000	75,731
JinkoSolar Holding Co., Ltd. ADR *@	4,223	62,712
Joy City Property Ltd.	226,000	17,782
JOYY, Inc. *	3,947	210,217
Ju Teng International Holdings Ltd.	56,000	10,329
K Wah International Holdings Ltd.	55,000	23,766
Kaisa Group Holdings Ltd.	212,000	78,481
Kasen International Holdings Ltd. *	35,000	7,088
Kingboard Chemical Holdings Ltd.	62,500	146,400
Kingboard Laminates Holdings Ltd.	103,000	95,258
Kunlun Energy Co., Ltd.	352,000	205,677
KWG Property Holding Ltd.	120,000	170,572
Lee & Man Paper Manufacturing Ltd.	104,000	63,049
Legend Holdings Corp., H Shares ±	23,300	28,762
Longfor Properties Co., Ltd. ±	40,500	197,204
Lonking Holdings Ltd.	158,000	47,281
LVGEM China Real Estate Investment Co. Ltd.	12,000	3,668
Maoye International Holdings Ltd.	82,000	3,755
Metallurgical Corp., of China Ltd., H Shares	139,000	24,384
Mingfa Group International Co., Ltd. *§	91,000	—
Minth Group Ltd.	14,000	30,013
MMG Ltd. *	128,000	18,326
New China Life Insurance Co. Ltd. H Shares	10,300	32,085
Nexteer Automotive Group Ltd.	69,000	34,621
Nine Dragons Paper Holdings Ltd.	151,000	137,702
Orient Securities Co., Ltd., Class H ±	52,400	27,509
Panda Green Energy Group Ltd. *	310,000	6,238
PAX Global Technology Ltd.	52,000	19,585
People’s Insurance Co., Group of China Ltd. (The), H Shares	355,000	117,223
PetroChina Co., Ltd., H Shares	2,104,000	770,741
PICC Property & Casualty Co., Ltd., H Shares	436,000	421,786
Poly Property Group Co., Ltd.	186,000	63,098
Postal Savings Bank of China Co., Ltd., Class H ±	468,000	284,926
Pou Sheng International Holdings Ltd.	89,000	18,138
Powerlong Real Estate Holdings Ltd.	143,000	84,109
Qingdao Port International Co. Ltd. H Shares ±	17,000	9,297
Qingling Motors Co., Ltd.,Class H	84,000	17,119
Qudian, Inc. *@	3,805	6,849
Red Star Macalline Group Corp., Ltd., H Shares ±	32,456	20,681
Ronshine China Holdings Ltd.	43,500	42,531
Sany Heavy Equipment International Holdings Co. Ltd.	61,000	32,653

	SHARES	VALUE†
Semiconductor Manufacturing International Corp. *@	189,800	$298,676
Shandong Chenming Paper Holdings Ltd., H Shares	35,250	12,640
Shanghai Electric Group Co., Ltd., H Shares	166,000	43,894
Shanghai Industrial Holdings Ltd.	45,000	68,027
Shanghai Industrial Urban Development Group Ltd.	265,000	25,294
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	24,817
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	52,300	88,912
Shenzhen International Holdings Ltd.	76,000	139,202
Shenzhen Investment Ltd.	323,060	100,842
Shimao Property Holdings Ltd.	118,000	415,517
Shougang Fushan Resources Group Ltd.	176,000	32,009
Shui On Land Ltd.	280,000	46,951
Sihuan Pharmaceutical Holdings Group Ltd.	328,000	33,000
SINA Corp. *	5,123	163,116
Sino-Ocean Land Holdings Ltd.	293,712	74,633
Sinofert Holdings Ltd.	244,000	22,660
Sinopec Engineering Group Co., Ltd., H Shares	111,000	46,675
Sinopec Kantons Holdings Ltd.	90,000	34,362
Sinopec Shanghai Petrochemical Co., Ltd.,Class H	248,000	61,418
Sinopharm Group Co. Ltd. H Shares	100,800	226,752
Sinotrans Ltd., H Shares	145,000	35,723
Sinotruk Hong Kong Ltd.	67,000	111,483
Skyworth Digital Holdings Ltd. *	158,477	33,728
SOHO China Ltd.	153,500	79,198
TCL Electronics Holdings Ltd.	38,667	16,209
Texhong Textile Group Ltd.	18,000	13,675
Tianjin Port Development Holdings Ltd.	180,000	11,841
Tianneng Power International Ltd.	74,000	55,075
Tomson Group Ltd.	24,000	5,479
Tongda Group Holdings Ltd. @	340,000	19,516
Trip.com Group Ltd. ADR *	25,687	602,360
Truly International Holdings Ltd. *	120,000	13,776
Universal Medical Financial & Technical Advisory Services Co., Ltd. ±	75,500	47,037
Wasion Group Holdings Ltd.	48,000	16,469
West China Cement Ltd.	198,000	30,903
Xiamen International Port Co., Ltd., Class H	94,000	8,124
Xingda International Holdings Ltd.	79,862	19,469
Xinjiang Goldwind Science & Technology Co. Ltd. H Shares	30,200	26,294
Xinyuan Real Estate Co. Ltd. @	4,102	8,942
Xtep International Holdings Ltd.	62,500	20,557
Yanzhou Coal Mining Co., Ltd., H Shares	186,000	145,868
Yiren Digital Ltd. *@	1,896	7,603
YuanShengTai Dairy Farm Ltd. *	226,000	7,433
Yuexiu Property Co., Ltd.	675,033	121,898
Yuzhou Properties Co., Ltd.	167,819	71,433
Zhong An Group Ltd. *	89,000	2,560
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	85,800	62,418

		42,091,188

Colombia — 0.2%
Banco de Bogota SA	1,958	34,224
Cementos Argos SA	31,937	32,157
Constructora Conconcreto SA *	52,618	4,275
Corp. Financiera Colombiana SA *	7,729	49,053
Grupo Argos SA	29,921	90,750

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Colombia (Continued)
Grupo de Inversiones Suramericana SA	22,033	$108,592
Grupo Nutresa SA	4,974	23,388

		342,439

Czech Republic — 0.2%
CEZ, AS	16,040	263,152

Greece — 0.3%
Alpha Bank AE *	81,255	62,821
Bank of Greece	859	12,089
Ellaktor SA *	12,186	7,903
Eurobank Ergasias SA *	125,060	54,482
Hellenic Petroleum SA	6,638	38,801
Marfin Investment Group Holdings SA *	45,244	2,794
Mytilineos Holdings SA	11,793	79,339
National Bank of Greece SA *	66,811	91,297
Piraeus Bank SA *	30,732	45,825

		395,351

Hong Kong — 0.4%
21Vianet Group, Inc.,ADR *	2,132	29,550
China Mobile Ltd. ADR	5,730	215,849
CNOOC Ltd. Spon ADR	1,769	183,038
CP Pokphand Co., Ltd.	262,000	20,615
Digital China Holdings Ltd.	26,000	11,771
Guorui Properties Ltd.	63,000	10,645
Honghua Group Ltd. *	125,000	3,853
Jiayuan International Group Ltd.	48,000	19,503
Shougang Concord International Enterprises Co. Ltd.	134,400	23,057
Tiangong International Co., Ltd.	42,000	14,627

		532,508

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	48,906	288,568
Richter Gedeon Nyrt	9,290	175,381

		463,949

India — 11.6%
ACC Ltd.	4,759	60,749
Adani Enterprises Ltd.	22,884	41,139
Adani Gas Ltd.	14,303	16,260
Adani Ports & Special Economic Zone Ltd.	5,595	18,586
Adani Transmissions Ltd. *	27,809	69,843
Aditya Birla Capital Ltd. *	44,000	24,486
Allahabad Bank Ltd. *§	20,823	1,364
Ambuja Cements Ltd.	61,485	126,544
Andhra Bank *§	22,882	2,821
Anveshan Heavy Engineering Ltd. *	498	2,107
Apollo Tyres Ltd.	47,356	49,953
Arvind Fashions Ltd. *	2,690	5,191
Arvind Ltd.	13,452	3,512
Ashok Leyland Ltd.	76,389	43,369
Aurobindo Pharma Ltd.	25,561	139,882
Axis Bank Ltd.	123,839	619,594
Axis Bank Ltd. GDR	1,352	34,206
Bajaj Holdings & Investment Ltd.	4,097	97,487
Balrampur Chini Mills Ltd.	15,439	21,235
Bank of Baroda *	66,538	49,254
Bharat Electronics Ltd.	74,073	72,407
Bharat Heavy Electricals Ltd.	96,730	26,468
Bharti Airtel Ltd. *	295,587	1,721,136
Birla Corp., Ltd.	3,237	17,926

	SHARES	VALUE†
Brigade Enterprises Ltd.	9,561	16,746
Cadila Healthcare Ltd.	21,220	75,159
Canara Bank *	16,899	20,439
Ceat Ltd.	3,536	37,860
CG Power and Industrial Solutions Ltd. *	49,779	3,356
Chambal Fertilizers and Chemicals Ltd.	14,403	20,314
Cipla Ltd.	40,427	225,698
City Union Bank Ltd.	13,518	23,024
Cochin Shipyard Ltd. ±	3,997	14,057
Container Corp. of India Ltd.	7,508	32,746
Corporation Bank *§	735	92
Cox & Kings Ltd. *	11,953	87
Cyient Ltd.	7,451	22,407
Dalmia Bharat Ltd. *	939	6,131
DCB Bank Ltd.	19,962	25,107
DCM Shriram Ltd.	4,319	12,440
Dilip Buildcon Ltd. ±	2,860	8,037
Dishman Carbogen Amcis Ltd.	5,292	3,732
DLF Ltd.	49,579	89,654
Dr Reddy’s Laboratories Ltd., ADR	10,396	419,271
eClerx Services Ltd.	1,042	5,014
Edelweiss Financial Services Ltd.	37,825	19,200
EID Parry India Ltd.	7,288	13,478
Escorts Ltd.	8,038	70,019
Exide Industries Ltd.	21,360	36,818
Federal Bank Ltd.	191,290	104,051
Finolex Cables Ltd.	3,726	10,023
Finolex Industries Ltd.	1,266	6,648
Firstsource Solutions Ltd.	20,730	7,536
Fortis Healthcare Ltd. *	29,585	49,314
GAIL India Ltd.	230,723	233,617
GAIL India Ltd., GDR	552	3,356
Gateway Distriparks Ltd.	5,474	6,852
General Insurance Corp. of India ±	7,543	10,489
Glenmark Pharmaceuticals Ltd.	12,966	35,135
Godfrey Phillips India Ltd.	794	9,892
Granules India Ltd.	17,305	32,882
Grasim Industries Ltd.	31,951	201,881
Great Eastern Shipping Co., Ltd. (The)	8,582	23,369
Gujarat Alkalies & Chemicals Ltd.	2,551	7,523
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,596	6,923
Gujarat Pipavav Port Ltd.	19,498	15,722
Gujarat State Petronet Ltd.	17,561	40,147
Himachal Futuristic Communications Ltd.	69,784	8,210
Hindalco Industries Ltd.	170,691	214,122
ICICI Bank Ltd.	15,316	64,867
ICICI Bank Ltd., ADR	84,943	722,015
Idea Cellular Ltd. *	856,414	35,094
IDFC Bank Ltd. *	81,058	22,662
IDFC Ltd.	78,818	15,524
IFCI Ltd. *	68,818	3,639
IIFL Holdings Ltd.	25,376	24,906
IIFL Securities Ltd.	25,376	10,415
IIFL Wealth Management Ltd.	3,625	48,387
India Cements Ltd. (The)	31,361	43,527
Indiabulls Housing Finance Ltd.	31,451	40,493
Indiabulls Real Estate Ltd. *	29,702	16,451
Indiabulls Ventures Ltd.	9,410	13,639
Indian Hotels Co., Ltd. (The)	2,715	2,693
Inox Fluorochemicals Ltd. *	4,451	17,062

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
J Kumar Infraprojects Ltd.	2,087	$2,069
Jagran Prakashan Ltd.	8,773	5,189
Jammu & Kashmir Bank Ltd. (The) *	24,690	4,063
Jindal Saw Ltd.	14,261	8,634
Jindal Steel & Power Ltd. *	46,366	50,472
JK Cement Ltd.	1,001	12,372
JM Financial Ltd.	26,872	22,911
JSW Energy Ltd.	64,641	36,485
JSW Steel Ltd.	146,710	282,361
Jubilant Life Sciences Ltd.	9,690	32,662
Kalpataru Power Transmission Ltd.	5,415	13,006
Karnataka Bank Ltd. (The)	28,407	16,034
Karur Vysya Bank Ltd. (The)	50,658	13,493
Kaveri Seed Co., Ltd.	2,043	9,209
KEC International Ltd.	2,756	6,812
KPIT Engineering Ltd. *	21,169	9,794
KPIT Technologies Ltd. *	21,169	17,363
KPR Mill Ltd.	1,232	5,600
KRBL Ltd.	2,340	4,170
L&T Finance Holdings Ltd.	64,219	43,463
Larsen & Toubro Ltd.	24,741	264,935
Larsen & Toubro Ltd. GDR	18,516	199,602
Laurus Labs Ltd. ±	2,957	12,778
LIC Housing Finance Ltd.	40,180	125,477
Lupin Ltd.	31,166	243,000
Magma Fincorp Ltd.	22,463	5,048
Maharashtra Scooters Ltd.	198	5,480
Mahindra & Mahindra Financial Services Ltd.	38,086	73,754
Mahindra & Mahindra Ltd.	97,230	365,586
Mahindra & Mahindra Ltd., GDR	11,770	45,432
Mahindra CIE Automotive Ltd. *	6,907	6,277
Manappuram Finance Ltd.	52,506	66,143
Max India Ltd. *	8,945	7,159
Motilal Oswal Financial Services Ltd.	2,516	16,529
Mphasis Ltd.	11,356	99,103
MRF Ltd.	145	112,318
Muthoot Finance Ltd.	15,546	125,774
Natco Pharma Ltd.	2,947	19,945
National Aluminium Co., Ltd.	66,123	25,391
Nava Bharat Ventures Ltd.	7,718	3,459
NCC Ltd.	58,777	14,723
Oberoi Realty Ltd.	8,568	38,218
PC Jeweller Ltd. *	7,610	1,152
Persistent Systems Ltd.	5,293	38,485
Petronet LNG Ltd.	18,380	48,616
Piramal Enterprises Ltd.	9,868	124,069
PNB Housing Finance Ltd. ±	4,224	9,054
PNC Infratech Ltd.	4,201	5,214
Power Finance Corp. Ltd.	93,216	112,991
Prakash Industries Ltd.	3,119	804
Prestige Estates Projects Ltd.	14,610	32,657
PTC India Ltd.	28,037	14,565
Punjab National Bank *	189,708	80,872
Quess Corp., Ltd. *±	2,433	6,754
Rain Industries Ltd.	7,350	5,470
Rajesh Exports Ltd.	7,411	54,663
Rashtriya Chemicals & Fertilizers Ltd.	7,262	2,726
Raymond Ltd.	3,276	9,743
RBL Bank Ltd. ±	23,980	43,173
Redington India Ltd.	28,950	25,716
Reliance Industries Ltd.	316,043	4,595,394
Reliance Industries Ltd., GDR ±	21,266	654,993

	SHARES	VALUE†
Repco Home Finance Ltd.	3,632	$5,632
Rural Electrification Corp. Ltd.	117,454	138,489
Sadbhav Engineering Ltd.	4,946	1,935
Shilpa Medicare Ltd.	1,821	5,873
Shipping Corp. of India Ltd. *	14,166	7,013
Shriram City Union Finance Ltd.	2,635	26,471
Shriram Transport Finance Co., Ltd.	14,590	125,551
Sobha Ltd.	6,105	10,491
Somany Home Innovation Ltd. *	2,665	2,394
South Indian Bank Ltd. (The)	112,022	8,514
SRF Ltd.	2,051	75,417
State Bank of India *	97,841	253,490
State Bank of India Ltd., GDR *	2,800	72,800
Steel Authority of India Ltd.	89,762	27,349
Sterlite Technologies Ltd.	6,042	5,099
Strides Shasun Ltd.	5,470	23,319
Sun Pharmaceutical Industries Ltd.	68,911	321,777
Sunteck Realty Ltd.	5,951	16,319
Syndicate Bank *§	19,381	3,663
Tata Chemicals Ltd.	10,372	30,684
Tata Consumer Products Ltd.	11,824	46,084
Tata Global Beverages Ltd.	40,148	156,529
Tata Motors Ltd. *	190,099	177,783
Tata Motors Ltd. *	9,839	46,440
Tata Steel Ltd.	55,068	196,538
Thomas Cook India Ltd.	3,507	1,078
TI Financial Holdings Ltd. *	2,985	11,443
Time Technoplast Ltd.	13,782	4,536
Tube Investments of India Ltd.	2,032	7,346
TV18 Broadcast Ltd. *	55,772	11,611
Uflex Ltd.	3,166	5,733
Union Bank of India *	28,863	11,007
UPL Ltd.	2,969	12,814
VA Tech Wabag Ltd. *	3,303	3,587
Vardhman Textiles Ltd.	2,832	23,060
Vedanta Ltd.	207,664	178,152
Vedanta Ltd., ADR	14,869	52,934
Welspun Corp., Ltd.	11,246	9,217
Welspun India Ltd.	31,519	9,041
Wipro Ltd.	138,808	359,812
Wockhardt Ltd. *	4,111	9,401
Yes Bank Ltd.	193,770	57,118
Zee Entertainment Enterprises Ltd.	51,165	83,695
Zensar Technologies Ltd.	5,610	6,529

		17,558,643

Indonesia — 1.8%
Adaro Energy Tbk PT	2,082,800	126,424
Adhi Karya Persero Tbk PT	265,600	8,712
AKR Corporindo Tbk PT	184,700	22,365
Alam Sutera Realty Tbk PT *	1,503,200	9,585
Aneka Tambang Tbk PT	812,316	22,412
Astra Agro Lestari Tbk PT	61,744	20,442
Astra International Tbk PT	1,609,400	384,835
Astra Otoparts Tbk PT	19,600	943
Bank Bukopin Tbk PT *	428,300	2,600
Bank Danamon Indonesia Tbk PT	242,673	31,097
Bank Mandiri Tbk PT	1,801,600	516,952
Bank Maybank Indonesia Tbk PT	568,800	4,813
Bank Negara Indonesia Persero Tbk PT	781,966	183,146
Bank Pan Indonesia Tbk PT *	626,700	26,513
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	445,200	20,063
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	1,853

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Bank Tabungan Negara Tbk PT	405,590	$20,889
Barito Pacific Tbk PT *	704,500	31,316
BFI Finance Indonesia Tbk PT	564,800	8,311
BISI International Tbk PT	94,000	3,573
Bukit Asam Tbk PT	339,600	45,391
Bumi Serpong Damai Tbk PT *	850,400	34,934
Ciputra Development Tbk PT	1,431,877	38,979
Delta Dunia Makmur Tbk PT *	589,400	3,686
Eagle High Plantations Tbk PT *	1,380,100	6,008
Erajaya Swasembada Tbk PT	208,500	11,953
Gajah Tunggal Tbk PT *	177,100	3,214
Garuda Indonesia Persero Tbk PT *	400,470	4,444
Global Mediacom Tbk PT *	1,084,300	12,698
Hanson International Tbk PT *§	5,335,700	16,357
Indah Kiat Pulp & Paper Corp., Tbk PT	365,500	89,862
Indika Energy Tbk PT	305,700	13,026
Indo Tambangraya Megah Tbk PT	52,800	26,222
Indofood Sukses Makmur Tbk PT	589,800	229,628
Japfa Comfeed Indonesia Tbk PT	567,600	33,061
Krakatau Steel Persero Tbk PT *	255,200	2,331
Lippo Cikarang Tbk PT *	40	1
Lippo Karawaci Tbk PT *	5,497,772	44,832
Medco Energi Internasional Tbk PT *	891,466	21,098
Media Nusantara Citra Tbk PT	629,000	34,902
Modernland Realty Tbk PT *	1,053,700	5,298
Pabrik Kertas Tjiwi Kimia Tbk PT	98,000	23,974
Pakuwon Jati Tbk PT	295,800	5,586
Panin Financial Tbk PT *	1,598,900	20,783
Pembangunan Perumahan Persero Tbk PT	442,900	14,935
Ramayana Lestari Sentosa Tbk PT	70,400	2,011
Salim Ivomas Pratama Tbk PT *	482,300	6,210
Semen Indonesia Persero Tbk PT	236,200	110,425
Sri Rejeki Isman Tbk PT	996,900	8,863
Surya Semesta Internusa Tbk PT	393,100	10,605
Tiga Pilar Sejahtera Food Tbk PT *§	168,600	—
Timah Tbk PT	396,682	10,409
Tunas Baru Lampung Tbk PT	317,700	9,467
United Tractors Tbk PT	249,500	258,525
Vale Indonesia Tbk PT *	218,900	28,990
Waskita Beton Precast Tbk PT	1,138,000	9,140
Waskita Karya Persero Tbk PT	606,100	17,986
Wijaya Karya Persero Tbk PT	459,200	23,509
XL Axiata Tbk PT *	526,000	64,500

		2,750,687

Korea — 14.3%
AK Holdings, Inc.	449	6,639
Asia Cement Co., Ltd.	309	11,955
Asia Paper Manufacturing Co. Ltd.	567	12,576
BGF Co., Ltd.	4,970	15,024
BNK Financial Group, Inc.	37,989	138,400
Capro Corp. *	3,814	7,707
Chongkundang Holdings Corp.	228	19,759
CJ CheilJedang Corp.	1,213	215,228
CJ Corp.	2,399	127,108
CJ Hellovision Co., Ltd.	4,225	10,672
Dae Han Flour Mills Co., Ltd.	157	14,509
Daelim Industrial Co., Ltd.	4,243	256,877
Daesang Corp.	3,420	47,619

	SHARES	VALUE†
Daewoo Engineering & Construction Co., Ltd. *	30,049	$72,571
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	5,100	56,348
Daishin Securities Co., Ltd.	5,898	41,473
Daou Technology, Inc.	3,137	38,138
DGB Financial Group, Inc.	21,295	80,293
Dongbu Insurance Co., Ltd.	7,581	216,404
Dongkuk Steel Mill Co., Ltd. *	7,956	23,985
Dongwon Development Co., Ltd.	7,412	19,910
Dongwon Industries Co., Ltd.	221	31,316
Doosan Bobcat, Inc.	6,843	100,901
Doosan Corp.	930	25,516
Doosan Fuel Cell Co. Ltd. *	3,111	13,340
Doosan Heavy Industries & Construction Co., Ltd. *	21,002	58,916
Doosan Infracore Co., Ltd. *	21,468	55,462
Doosan Solus Co. Ltd. *	1,715	25,992
DTR Automotive Corp.	652	13,497
E-Mart Co., Ltd.	2,206	192,992
Easy Bio, Inc.	5,230	15,380
Eugene Investment & Securities Co., Ltd.	8,694	12,855
GS Engineering & Construction Corp.	8,640	145,496
GS Holdings Corp.	9,519	287,756
GS Home Shopping, Inc.	400	34,830
Halla Holdings Corp.	1,447	32,212
Hana Financial Group, Inc.	38,479	730,164
Handsome Co., Ltd.	1,970	31,475
Hanil Cement Co., Ltd.	233	11,752
Hanil Holdings Co Ltd.	191	5,342
Hanjin Transportation Co., Ltd.	1,833	46,151
Hankook Tire Co., Ltd.	12,471	198,229
Hansol Holdings Co., Ltd. *	7,109	15,738
Hansol Paper Co., Ltd.	2,232	19,252
Hansol Technics Co., Ltd. *	1,664	6,917
Hanwha Corp.	4,987	62,678
Hanwha General Insurance Co., Ltd. *	8,055	11,216
Hanwha Investment & Securities Co., Ltd. *	18,065	20,775
Hanwha Life Insurance Co., Ltd.	58,215	66,471
Hanwha Solutions Corp.	14,628	161,018
Hanwha Techwin Co., Ltd. *	4,682	79,037
Harim Holdings Co., Ltd.	3,907	16,400
HDC Hyundai Development Co.-Engineering & Construction	2,554	32,624
Heungkuk Fire & Marine Insurance Co., Ltd. *	7,083	13,120
Humax Co., Ltd. *	1,390	3,254
Hy-Lok Corp.	918	7,805
Hyosung Advanced Materials Corp. *	147	7,378
Hyosung Chemical Corp.	104	7,048
Hyosung Corp.	1,324	66,453
Hyosung Heavy Industries Corp. *	306	3,243
Hyosung TNC Co., Ltd.	142	12,889
Hyundai Construction Equipment Co., Ltd. *	1,558	19,197
Hyundai Department Store Co., Ltd.	1,931	93,270
Hyundai Development Co.	4,642	28,256
Hyundai Electric & Energy System Co., Ltd. *	1,980	10,637
Hyundai Engineering & Construction Co., Ltd.	8,487	191,373
Hyundai Glovis Co., Ltd.	614	45,696

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Hyundai Greenfood Co., Ltd.	5,396	$29,166
Hyundai Heavy Industries Co., Ltd. *	3,600	232,439
Hyundai Home Shopping Network Corp.	716	33,937
Hyundai Hy Communications & Networks Co., Ltd.	3,997	11,114
Hyundai Livart Furniture Co. Ltd.	1,625	9,478
Hyundai Marine & Fire Insurance Co., Ltd.	10,174	189,297
Hyundai Mipo Dockyard Co., Ltd.	2,135	47,528
Hyundai Mobis Co., Ltd.	6,395	890,420
Hyundai Motor Co.	12,940	942,850
Hyundai Motor Securities Co., Ltd.	1,658	9,547
Hyundai Robotics Co., Ltd.	1,054	170,999
Hyundai Steel Co.	10,305	151,949
Hyundai Wia Corp.	1,952	42,973
Industrial Bank of Korea	42,024	258,907
Interpark Holdings Corp.	7,348	7,907
INTOPS Co., Ltd.	1,491	12,223
IS Dongseo Co., Ltd.	1,670	30,798
JB Financial Group Co., Ltd.	23,079	84,839
KB Financial Group, Inc., ADR *	49,913	1,357,135
KCC Corp.	473	50,317
KCC Glass Corp. *	444	6,693
Kia Motors Corp.	33,249	710,128
KISWIRE Ltd.	933	10,500
KIWOOM Securities Co., Ltd.	2,047	117,707
Kolmar Korea Holdings Co. Ltd.	1,820	26,761
Kolon Corp.	985	9,952
Kolon Industries, Inc.	2,613	64,394
Korea Asset In Trust Co., Ltd.	5,452	8,800
Korea Electric Terminal Co., Ltd.	682	13,642
Korea Investment Holdings Co., Ltd.	6,241	255,054
Korea Line Corp. *	2,642	28,973
Korea Petrochemical Ind Co., Ltd.	506	36,287
Korea Real Estate Investment & Trust Co., Ltd.	23,805	32,168
Korea Zinc Co., Ltd.	218	63,752
Korean Air Lines Co., Ltd. *	7,810	119,971
Korean Reinsurance Co.	11,454	68,685
KT Skylife Co., Ltd.	3,507	17,544
Kukdo Chemical Co., Ltd.	393	12,494
Kumho Petrochemical Co. Ltd.	2,140	113,913
Kwang Dong Pharmaceutical Co., Ltd.	5,019	23,459
Kyobo Securities Co., Ltd.	2,156	10,485
LF Corp.	3,054	26,969
LG Corp.	9,000	436,193
LG Display Co., Ltd. *	12,166	110,932
LG Display Co., Ltd., ADR *@	62,695	278,366
LG Electronics, Inc.	17,702	700,897
LG Hausys Ltd.	907	26,263
LG International Corp.	4,279	32,233
LG Uplus Corp.	15,900	141,061
Lotte Chemical Corp.	2,027	321,363
Lotte Chilsung Beverage Co., Ltd.	470	32,817
Lotte Confectionery Co., Ltd.	72	6,240
Lotte Corp.	2,825	55,695
LOTTE Fine Chemicals Co., Ltd.	2,950	75,243
Lotte Food Co., Ltd.	34	8,379
LOTTE Himart Co., Ltd.	1,461	18,782
Lotte Shopping Co., Ltd.	1,539	94,817
LS Corp.	2,558	60,727
Lumens Co., Ltd. *	5,701	6,650
Meritz Financial Group, Inc.	6,335	53,600
Meritz Fire & Marine Insurance Co., Ltd.	6,331	63,448

	SHARES	VALUE†
Meritz Securities Co., Ltd.	51,373	$119,428
Mirae Asset Daewoo Co., Ltd.	41,677	180,423
Mirae Asset Life Insurance Co., Ltd.	13,679	34,834
Moorim P&P Co., Ltd.	2,365	5,673
Muhak Co., Ltd. *	2,076	8,254
Namyang Dairy Products Co., Ltd.	41	9,902
Nexen Corp.	2,630	7,886
Nexen Tire Corp.	5,151	19,781
NH Investment & Securities Co., Ltd.	20,301	149,921
NHN Entertainment Corp. *	1,188	66,849
Nong Shim Co., Ltd.	339	80,340
Nong Shim Holdings Co., Ltd.	185	10,638
NS Shopping Co., Ltd.	1,784	8,983
OCI Co., Ltd. *	2,344	67,007
Orion Holdings Corp.	2,572	25,459
Pan Ocean Co., Ltd. *	32,472	78,823
Poongsan Corp.	2,993	43,395
POSCO	984	130,138
Posco Daewoo Corporation.	7,508	70,001
POSCO, ADR	44,016	1,437,122
S&T Dynamics Co., Ltd.	2,008	9,105
S&T Motiv Co., Ltd.	1,086	24,622
S-Oil Corp.	1,101	51,643
Sajo Industries Co., Ltd.	327	6,339
Samsung C&T Corp.	5,494	404,372
Samsung Card Co., Ltd.	3,768	92,548
Samsung Electronics Co., Ltd.	6,294	246,879
Samsung Fire & Marine Insurance Co., Ltd.	4,298	543,715
Samsung Heavy Industries Co., Ltd. *	37,996	121,727
Samsung Life Insurance Co., Ltd.	7,845	277,106
Samsung Securities Co., Ltd.	7,725	186,248
Samyang Corp.	427	10,593
Samyang Holdings Corp.	578	19,538
SeAH Besteel Corp.	1,570	9,673
SeAH Steel Corp.	210	6,003
SeAH Steel Holdings Corp.	235	4,691
Sebang Co., Ltd.	1,306	8,271
Sebang Global Battery Co., Ltd.	944	20,162
Seohan Co., Ltd.	5,607	3,685
Shinhan Financial Group Co., Ltd.	24,135	567,019
Shinhan Financial Group Co., Ltd., ADR *	41,230	961,071
Shinsegae Co., Ltd.	1,093	195,283
Shinyoung Securities Co., Ltd.	511	19,330
Sindoh Co., Ltd.	964	17,659
SK Chemicals Co., Ltd.	1,366	94,930
SK Discovery Co Ltd.	1,596	27,794
SK Gas Co., Ltd.	364	18,808
SK Holdings Co., Ltd.	3,700	509,098
SK Innovation Co., Ltd.	6,100	435,947
SK Networks Co., Ltd.	21,566	80,606
SK Securities Co., Ltd.	36,346	15,287
SL Corp.	2,487	26,967
Songwon Industrial Co. Ltd.	1,925	14,453
Ssangyong Motor Co. *	7,906	9,222
Sung Kwang Bend Co., Ltd.	2,941	12,345
Sungwoo Hitech Co., Ltd.	7,756	15,992
Sunjin Co., Ltd.	941	4,808
Taekwang Industrial Co., Ltd.	61	31,518
Taewoong Co., Ltd. *	2,152	7,009
Taeyoung Engineering & Construction Co., Ltd.	6,376	59,971
Tongyang Life Insurance Co., Ltd.	6,487	12,523
Tongyang, Inc.	18,180	15,009
Unid Co., Ltd.	1,035	28,907
Wonik Holdings Co., Ltd. *	5,077	14,076

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Woori Financial Group, Inc.	57,755	$362,941
Woori Financial Group Inc., ADR *@	1,524	28,621
Young Poong Corp.	46	18,024
Youngone Corp.	3,259	59,834
Youngone Holdings Co., Ltd.	787	21,560
Yuanta Securities Korea Co., Ltd. *	15,682	25,571

		21,684,334

Malaysia — 2.4%
Aeon Co. M Bhd	64,400	16,845
AirAsia Bhd	239,300	43,761
Alliance Financial Group Berhad	167,400	73,625
AMMB Holdings Berhad	236,487	164,227
Batu Kawan Berhad	18,200	51,314
Berjaya Corp. Berhad *	455,775	23,211
Berjaya Land Berhad *	215,200	7,970
Boustead Holdings Berhad *	62,239	6,051
Boustead Plantations Bhd	55,720	3,354
Bumi Armada Bhd *	442,100	13,816
Cahya Mata Sarawak Bhd	68,100	19,074
CIMB Group Holdings Bhd	673,005	560,838
Coastal Contracts Bhd *	36,500	5,745
DRB-Hicom Berhad	119,100	36,392
Eastern & Oriental Bhd	83,232	7,129
Eco World Development Group Bhd *	176,300	16,732
Ekovest Bhd	165,800	14,776
Felda Global Ventures Holdings Bhd *	111,800	22,127
Gamuda Berhad	175,985	115,286
Genting Bhd	217,700	188,976
Genting Malaysia Bhd	237,300	110,410
HAP Seng Consolidated Berhad	24,400	43,039
Hengyuan Refining Co. Bhd *	9,900	5,683
Hong Leong Bank Bhd	14,300	44,555
Hong Leong Financial Group Berhad	29,521	93,483
IJM Corp. Berhad	308,160	113,420
IOI Properties Group Bhd	138,550	30,629
Jaya Tiasa Holdings Bhd *	54,200	4,642
KNM Group Bhd *	258,360	6,878
Lotte Chemical Titan Holding Bhd ±	36,200	9,720
Mah Sing Group Bhd	205,885	18,110
Malayan Banking Bhd	275,919	475,833
Malaysia Airports Holdings Bhd	12,900	12,900
Malaysia Building Society Bhd	187,868	24,353
Malaysian Resources Corp. Bhd	133,300	12,034
Matrix Concepts Holdings Bhd	42,800	15,555
MISC Berhad	118,520	204,118
MKH Bhd	36,950	7,869
MMC Corp. Berhad	61,400	8,599
Muhibbah Engineering M Bhd	47,400	8,229
Multi-Purpose Holdings Bhd	86,100	37,868
Oriental Holdings Berhad	36,560	42,230
OSK Holdings Berhad	74,455	12,323
Pos Malaysia Berhad	53,800	8,842
PPB Group Berhad	37,500	142,535
RHB Capital Berhad	177,571	192,780
Sapura Energy Bhd	662,200	12,263
Sarawak Oil Palms Bhd	20,500	11,341
Sime Darby Bhd	293,600	114,857
Sime Darby Property Bhd	308,000	38,856
SP Setia Bhd Group	143,480	24,578

	SHARES	VALUE†
Sunway Bhd	157,897	$56,653
Ta Ann Holdings Bhd	33,360	15,985
TA Enterprise Bhd	140,200	14,117
Time dotCom Bhd	9,380	19,976
UEM Sunrise Bhd *	225,600	20,628
United Malacca Bhd	14,600	13,519
UOA Development Bhd	11,800	4,343
VS Industry Bhd	134,600	23,524
Wah Seong Corp. Bhd	3,590	440
WCT Holdings Bhd *	113,654	9,866
YTL Corp. Berhad	587,645	98,621

		3,557,453

Mexico — 2.4%
ALEATICA SAB de CV	17,691	13,051
Alfa SAB de CV, Class A	382,911	102,336
Alpek SA de CV	61,784	22,216
Arca Continental SAB de CV	27,420	110,674
Banco del Bajio SA ±	69,070	59,629
Cemex SAB de CV	1,126,470	236,002
Coca-Cola Femsa SAB de CV	24,353	97,504
Consorcio ARA SAB de CV	72,788	10,984
Corp. Actinver SAB de CV	15,700	6,089
Credito Real SAB de CV SOFOM ER	28,241	19,893
El Puerto de Liverpool SAB de CV, Series C	16,147	34,789
Genomma Lab Internacional SAB de CV, Series B *	33,285	26,659
Gentera SAB de CV	125,754	48,611
Grupo Aeromexico SAB de CV *	36,839	14,722
Grupo Carso SAB de CV, Series A	34,434	67,627
Grupo Cementos de Chihuahua SAB de CV	9,847	29,056
Grupo Comercial Chedraui SA de CV	46,964	49,651
Grupo Elektra SAB de CV	2,237	129,189
Grupo Financiero Banorte SAB de CV	250,883	687,423
Grupo Financiero Inbursa SA	186,169	133,412
Grupo Hotelero Santa Fe SAB de CV *	22,600	4,182
Grupo Mexico SAB de CV, Series B	445,241	825,636
Grupo Rotoplas SAB de CV	25,345	16,774
Grupo Sanborns SAB de CV	49,041	47,547
Grupo Simec SAB de CV, Series B	4,376	10,330
Grupo Televisa SAB	219,964	256,010
Hoteles City Express SAB de CV *	17,476	4,921
Industrias Bachoco SAB de CV, ADR @	1,239	42,126
Industrias Bachoco SAB de CV, Series B	5,634	15,912
Industrias CH SAB de CV, Series B	23,916	88,617
Industrias Penoles SAB de CV	13,511	90,797
La Comer SAB de CV *	37,216	35,926
Minera Frisco SAB de CV, Class A1 *	59,337	4,077
Minera Frisco SAB de CV, Class A2 *	34,967	3,980
Nemak SAB de CV ±	78,001	13,021
Orbia Advance Corp. SAB de CV	119,127	131,367
Organizacion Soriana SAB de CV, Class B	92,061	69,388
Promotora y Operadora de Infraestructura SAB de CV	11,073	74,296
Promotora y Operadora de Infraestructura SAB de CV	1,600	8,431
Unifin Financiera SAB de CV SOFOM ENR	6,817	5,420
Vitro SAB de CV, Series A	11,941	13,842

		3,662,117

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines — 1.2%
Alliance Global Group, Inc. *	400,400	$54,951
Altus San Nicolas Corp. §	6,799	260
Ayala Corp.	17,120	157,332
Bank of the Philippine Islands	96,829	117,657
BDO Unibank, Inc.	140,857	286,644
Belle Corp.	176,000	4,533
Cebu Air, Inc.	23,560	20,984
CEMEX Holdings Philippines, Inc. *±	324,537	6,828
China Banking Corp.	118,276	46,859
Cosco Capital, Inc.	257,000	24,002
DMCI Holdings, Inc.	385,900	28,605
East West Banking Corp. *	27,450	4,156
Emperador, Inc.	147,300	23,112
Filinvest Land, Inc.	1,435,000	25,675
First Philippine Holdings Corp.	33,750	31,852
GT Capital Holdings, Inc.	6,862	54,912
JG Summit Holdings, Inc.	273,950	281,706
LT Group, Inc.	170,000	27,743
Megaworld Corp.	1,004,700	49,386
Metropolitan Bank & Trust	150,347	118,244
Nickel Asia Corp.	253,000	7,710
Pilipinas Shell Petroleum Corp.	50,340	18,667
Premium Leisure Corp.	846,000	5,073
Puregold Price Club, Inc.	33,600	24,080
Rizal Commercial Banking Corp.	47,790	16,068
Robinsons Land Corp.	353,155	103,044
Robinsons Retail Holdings, Inc.	43,490	48,740
San Miguel Corp.	67,120	120,753
Security Bank Corp.	23,180	48,766
Top Frontier Investment Holdings, Inc. *	8,630	20,413
Union Bank of the Philippines	24,340	25,412
Vista Land & Lifescapes, Inc.	694,200	55,689

		1,859,856

Poland — 0.8%
Alior Bank SA *	7,579	23,599
Amica SA	306	6,236
Bank Millennium SA *	38,727	30,165
Ciech SA *	1,973	12,878
Cyfrowy Polsat SA	72	415
Echo Investment SA	1,732	1,629
Enea SA *	32,379	37,055
Grupa Azoty SA *	6,701	33,533
Grupa Lotos SA	3,925	49,208
Jastrzebska Spolka Weglowa SA	2,892	8,697
Kernel Holding SA	6,315	50,379
KGHM Polska Miedz SA *	14,110	204,049
LC Corp. SA *	26,490	12,116
Lubelski Wegiel Bogdanka SA	963	4,167
mBank SA *	910	48,794
Netia SA *	17,231	16,454
PGE SA *	69,060	63,558
PKP Cargo SA	3,933	9,755
Polski Koncern Naftowy Orlen SA	33,586	452,246
Powszechna Kasa Oszczednosci Bank Polski SA	19,559	106,955
Tauron Polska Energia SA *	90,633	24,496

		1,196,384

Russia — 1.8%
Gazprom PAO, ADR	203,732	945,113
Lukoil PJSC, ADR	23,736	1,424,160
Rosneft Oil Co. PJSC, GDR	72,405	294,616
RusHydro PJSC, ADR	61,905	44,819

	SHARES	VALUE†
TMK PJSC GDR	5,188	$10,817
VTB Bank PJSC	92,145	76,020

		2,795,545

Singapore — 0.0%
Grindrod Shipping Holdings Ltd. *@	905	2,842

South Africa — 3.9%
Absa Group Ltd.	79,075	331,588
Advtech Ltd.	40,887	17,122
Aeci Ltd.	20,337	83,574
African Oxygen Ltd.	8,358	8,084
African Phoenix Investments Ltd.	72,611	1,502
African Rainbow Minerals Ltd. @	15,142	85,321
Alexander Forbes Group Holdings Ltd.	100,385	24,022
Allied Electronics Corp., Ltd., Class A	12,228	12,757
AngloGold Ashanti Ltd., ADR	25,725	427,807
ArcelorMittal South Africa Ltd. *	23,974	925
Aspen Pharmacare Holdings Ltd. *	23,728	122,637
Assore Ltd.	3,341	55,593
Astral Foods Ltd.	5,245	56,296
Barloworld Ltd.	35,190	127,397
Bidvest Group Ltd. (The)	5,957	48,694
Blue Label Telecoms Ltd. *	17,959	1,727
Caxton & CTP Publishers & Printers Ltd.	18,814	6,354
DataTec Ltd.	37,153	57,935
Discovery Ltd.	28,218	122,998
EOH Holdings Ltd. *	6,411	1,129
Exxaro Resources Ltd.	16,359	90,541
FirstRand Ltd.	52,238	117,616
Gold Fields Ltd., ADR	111,340	528,865
Grindrod Ltd.	63,691	10,861
Harmony Gold Mining Co., Ltd., ADR *	7,390	16,110
Hudaco Industries Ltd.	4,134	16,371
Impala Platinum Holdings Ltd. @	59,730	252,940
Imperial Holdings Ltd.	25,987	38,445
Investec Ltd.	21,334	40,544
Invicta Holdings Ltd. *@	2,098	822
KAP Industrial Holdings Ltd.	227,015	19,039
Kumba Iron Ore Ltd. @	663	10,382
Lewis Group Ltd.	3,337	3,325
Liberty Holdings Ltd.	20,278	75,169
Life Healthcare Group Holdings Ltd.	128,351	132,474
Long4Life Ltd. *	66,407	10,879
Merafe Resources Ltd.	200,153	3,245
Metair Investments Ltd.	23,331	18,262
Momentum Metropolitan Holdings	152,272	132,729
Motus Holdings Ltd. *	16,843	25,615
Mpact Ltd.	15,365	6,873
MTN Group Ltd. @	230,792	624,418
Murray & Roberts Holdings Ltd.	70,150	21,964
Nampak Ltd. *	66,852	3,738
Nedbank Group Ltd.	43,706	201,993
Ninety One Ltd. *	10,667	20,486
Oceana Group Ltd.	7,336	22,559
Old Mutual Ltd. @	343,437	227,543
Omnia Holdings Ltd. *@	27,935	35,720
Peregrine Holdings Ltd.	23,191	19,839
PPC Ltd. *	147,503	14,020
Raubex Group Ltd.	16,897	16,533
Reunert Ltd.	23,002	55,738
Rhodes Food Group Pty Ltd.	12,062	9,745
Royal Bafokeng Platinum Ltd. *@	7,872	10,876
Sanlam Ltd. @	15,040	42,962
Sappi Ltd. *	84,114	98,761
Sasol Ltd. *	25,120	51,868

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Sasol Ltd., ADR *@	30,724	$61,755
Sibanye Stillwater Ltd. *	220,792	278,621
Standard Bank Group Ltd.	131,322	752,373
Steinhoff International Holdings NV *@	277,126	17,199
Super Group Ltd. *	61,034	41,871
Telkom SA SOC Ltd.	42,867	49,205
Tiger Brands Ltd.	4,706	48,677
Tongaat Hulett Ltd. *	15,539	1,903
Truworths International Ltd.	31,969	44,650
Tsogo Sun Gaming Ltd.	31,971	5,541
Wilson Bayly Holmes-Ovcon Ltd.	6,827	30,594

		5,955,721

Spain — 0.0%
CEMEX Latam Holdings SA *	13,000	4,769

Taiwan — 19.1%
Ability Enterprise Co., Ltd.	25,195	8,665
Acer, Inc.	267,884	138,187
Alpha Networks, Inc.	53,200	29,202
Ambassador Hotel (The)	20,000	16,368
AmTRAN Technology Co., Ltd. *	99,360	21,455
Ardentec Corp.	39,092	26,952
Asia Cement Corp.	317,269	413,353
Asia Pacific Telecom Co., Ltd. *	125,842	23,719
Asia Polymer Corp.	29,508	13,612
Asia Vital Components Co., Ltd.	53,000	52,840
Asustek Computer, Inc.	75,000	507,167
AU Optronics Corp.	868,000	181,973
Capital Securities Corp.	256,437	79,539
Career Technology MFG. Co., Ltd.	20,000	15,509
Casetek Holdings Ltd.	23,751	28,156
Catcher Technology Co., Ltd.	98,000	633,533
Cathay Financial Holding Co., Ltd.	735,166	858,137
Cathay Real Estate Development Co., Ltd.	70,000	39,929
Chang Hwa Commercial Bank Ltd.	482,578	303,990
Cheng Loong Corp.	114,000	77,466
Cheng Uei Precision Industry Co., Ltd.	62,543	60,492
Chia Hsin Cement Corp.	22,000	11,021
Chilisin Electronics Corp.	19,380	51,780
Chin-Poon Industrial Co., Ltd.	55,000	37,829
China Airlines Ltd.	422,111	92,262
China Bills Finance Corp.	110,000	50,923
China Chemical & Pharmaceutical Co., Ltd.	19,000	11,812
China Development Financial Holding Corp.	1,061,468	260,440
China General Plastics Corp.	26,000	12,165
China Life Insurance Co., Ltd. *	283,585	158,008
China Manmade Fibers Corp.	173,595	29,964
China Metal Products	31,000	23,167
China Motor Corp.	22,478	18,508
China Petrochemical Development Corp.	347,550	84,240
China Steel Corp.	1,869,800	1,171,659
China Synthetic Rubber Corp.	96,604	61,972
Chipbond Technology Corp.	82,000	134,220
ChipMOS TECHNOLOGIES, Inc.	28,897	25,417
Chun Yuan Steel	30,000	8,581
Chung Hung Steel Corp.	105,000	23,020
Chung-Hsin Electric & Machinery Manufacturing Corp.	55,000	40,648

	SHARES	VALUE†
Clevo Co.	53,000	$50,386
CMC Magnetics Corp. *	193,595	42,123
Compal Electronics, Inc.	630,000	360,399
Compeq Manufacturing Co., Ltd.	127,000	131,235
Continental Holdings Corp.	42,000	13,722
Coretronic Corp.	64,800	60,211
CTBC Financial Holding Co., Ltd.	1,963,280	1,162,069
CyberTAN Technology, Inc.	37,000	14,498
Darfon Electronics Corp.	17,000	16,780
Darwin Precisions Corp.	55,000	16,878
Depo Auto Parts Ind Co., Ltd.	12,000	17,043
Dynapack International Technology Corp.	23,000	47,610
E Ink Holdings, Inc.	61,000	49,822
E.Sun Financial Holding Co., Ltd.	1,185,937	950,977
Elite Semiconductor Memory Technology, Inc.	45,000	42,111
Elitegroup Computer Systems Co., Ltd. *	35,877	9,728
Entie Commercial Bank Co., Ltd.	68,000	29,344
Epistar Corp.	146,828	125,264
Eva Airways Corp.	381,478	112,142
Everest Textile Co., Ltd. *	45,444	8,490
Evergreen International Storage & Transport Corp.	54,000	20,535
Evergreen Marine Corp., Taiwan Ltd. *	287,459	87,925
Everlight Chemical Industrial Corp.	56,000	22,499
Everlight Electronics Co., Ltd.	51,000	41,992
Far Eastern Department Stores Ltd.	134,220	96,089
Far Eastern International Bank	290,961	96,694
Far Eastern New Century Corp.	477,338	355,934
Farglory Land Development Co., Ltd.	51,721	64,990
First Financial Holding Co., Ltd.	1,184,577	769,702
First Steamship Co., Ltd.	36,000	10,273
FocalTech Systems Co., Ltd.	26,000	24,331
Formosa Advanced Technologies Co., Ltd.	20,000	21,461
Formosa Chemicals & Fibre Corp.	196,000	434,238
Formosa Taffeta Co., Ltd.	80,000	81,477
Formosan Rubber Group, Inc.	20,080	9,860
Formosan Union Chemical	48,179	19,118
Foxconn Technology Co., Ltd.	85,127	139,338
Fubon Financial Holding Co., Ltd.	913,211	1,133,908
Fulltech Fiber Glass Corp.	31,310	9,297
Gemtek Technology Corp. *	47,000	29,451
Getac Technology Corp.	9,000	12,574
Giantplus Technology Co., Ltd. *	37,000	9,788
Gigastorage Corp. *	46,760	13,962
Gloria Material Technology Corp.	50,392	25,411
Gold Circuit Electronics Ltd. *	45,000	36,085
Goldsun Building Materials Co., Ltd.	144,953	52,965
Grand Pacific Petrochemical *	148,000	63,132
Great Wall Enterprise Co., Ltd.	56,155	68,612
Hannstar Board Corp.	36,718	40,189
HannStar Display Corp.	109,770	18,802
HannsTouch Solution, Inc. *	32,279	9,777
Hey Song Corp.	31,750	31,392
Highwealth Construction Corp.	9,000	12,053
Hiroca Holdings Ltd.	8,000	11,600
Ho Tung Chemical Corp.	108,688	21,923
Hon Hai Precision Industry Co., Ltd.	1,069,068	2,471,037
Hon Hai Precision Industry Co., Ltd. GDR	4,286	19,887
Hong Pu Real Estate Development Co., Ltd.	20,000	13,491
HTC Corp.	69,000	64,798
Hua Nan Financial Holdings Co., Ltd.	926,209	552,819

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Hung Sheng Construction Co., Ltd.	63,360	$31,846
IEI Integration Corp.	8,000	7,830
Innolux Corp.	877,757	151,800
Inventec Co., Ltd.	261,282	201,309
Jih Sun Financial Holdings Co., Ltd.	247,258	72,113
KEE TAI Properties Co., Ltd.	60,000	17,519
Kindom Construction Corp.	42,000	31,873
King Yuan Electronics Co., Ltd.	165,100	165,146
King’s Town Bank Co., Ltd.	121,000	113,432
Kinpo Electronics	189,000	61,497
Kinsus Interconnect Technology Corp.	44,000	58,853
L&K Engineering Co., Ltd.	16,000	11,534
Lealea Enterprise Co., Ltd.	109,406	23,515
Lextar Electronics Corp.	40,000	15,145
Li Peng Enterprise Co., Ltd.	91,245	15,720
Lien Hwa Industrial Corp.	11,505	14,171
Lingsen Precision Industries Ltd.	41,000	11,171
Lite-On Semiconductor Corp.	21,000	27,672
Lite-On Technology Corp.	295,874	404,067
Long Chen Paper Co., Ltd.	86,249	32,941
Macronix International	119,171	100,486
MediaTek, Inc.	13,000	140,783
Mega Financial Holding Co., Ltd.	1,061,850	998,946
Mercuries & Associates Holdings Ltd.	38,495	26,031
Mercuries Life Insurance Co., Ltd. *	137,105	37,448
MIN AIK Technology Co., Ltd. *	25,600	8,931
Mitac Holdings Corp.	24,676	22,153
Motech Industries, Inc. *	36,775	5,898
Nan Ya Plastics Corp.	40,000	72,351
Nan Ya Printed Circuit Board Corp.	24,200	44,012
Nanya Technology Corp.	160,000	284,113
Neo Solar Power Corp. *	8,214	1,285
O-Bank Co., Ltd. *	84,000	18,027
OptoTech Corp.	49,063	28,959
Orient Semiconductor Electronics Ltd. *	42,485	13,613
Oriental Union Chemical Corp.	16,000	7,539
Pan Jit International, Inc.	21,600	13,678
Pan-International Industrial Corp.	34,380	19,099
Pegatron Corp.	288,249	552,831
POU Chen Corp.	269,133	228,271
Powertech Technology, Inc.	23,000	65,331
President Securities Corp.	109,122	46,909
Prince Housing & Development Corp.	148,970	44,975
Qisda Corp.	246,400	120,587
Radium Life Tech Co., Ltd.	101,477	30,066
Rich Development Co., Ltd.	84,978	22,648
Ritek Corp. *	87,399	12,254
Ruentex Development Co., Ltd.	50,949	64,357
Ruentex Industries Ltd.	41,400	95,007
Sampo Corp.	10,600	5,976
San Fang Chemical Industry Co., Ltd.	13,000	7,351
Sanyang Industry Co., Ltd.	76,573	48,995
Sesoda Corp.	23,100	16,385
Shihlin Electric & Engineering Corp.	35,000	45,947
Shin Kong Financial Holding Co., Ltd.	1,075,191	271,273
Shin Zu Shing Co., Ltd.	16,000	61,637
Shining Building Business Co., Ltd. *	72,267	19,571
Shinkong Insurance Co., Ltd.	30,000	33,381
Shinkong Synthetic Fibers Corp.	186,151	61,555
Sigurd Microelectronics Corp.	54,694	55,975
Sincere Navigation Corp.	27,810	10,300
Sinon Corp.	64,000	40,210
SinoPac Financial Holdings Co., Ltd.	1,166,094	426,081

	SHARES	VALUE†
Sirtec International Co., Ltd.	12,000	$10,079
Supreme Electronics Co., Ltd.	39,000	39,075
Synnex Technology International Corp.	138,300	169,894
Ta Ya Electric Wire & Cable	47,840	13,035
Taichung Commercial Bank Co., Ltd.	364,744	124,832
Taiflex Scientific Co., Ltd.	25,740	35,663
Tainan Spinning Co., Ltd.	142,427	38,384
Taishin Financial Holding Co., Ltd.	1,055,874	408,502
Taiwan Business Bank	553,823	177,456
Taiwan Cement Corp.	734,095	958,840
Taiwan Cooperative Financial Holding Co., Ltd.	796,973	483,589
Taiwan Fertilizer Co., Ltd.	78,000	107,812
Taiwan FU Hsing Industrial Co., Ltd.	21,000	25,068
Taiwan Glass Industrial Corp.	169,321	41,376
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	60,379
Taiwan PCB Techvest Co., Ltd.	28,000	26,712
Taiwan Shin Kong Security Co., Ltd.	10,000	11,326
Taiwan Surface Mounting Technology Co., Ltd.	21,518	49,167
Tatung Co., Ltd. *	147,000	95,273
Teco Electric & Machinery Co., Ltd.	201,000	160,181
Thye Ming Industrial Co., Ltd.	10,000	9,391
Ton Yi Industrial Corp.	120,000	31,744
Tong Yang Industry Co., Ltd.	41,921	44,359
TPK Holding Co., Ltd. *	46,000	52,706
Tripod Technology Corp.	25,000	78,535
TSRC Corp.	26,000	12,509
Tung Ho Steel Enterprise Corp.	119,000	84,996
TXC Corp.	42,000	61,108
TYC Brother Industrial Co., Ltd.	21,000	14,131
U-Ming Marine Transport Corp.	47,000	40,408
Unimicron Technology Corp.	197,000	208,455
Union Bank of Taiwan *	162,661	53,142
Unitech Printed Circuit Board Corp.	67,320	43,409
United Microelectronics Corp.	1,879,513	848,349
Universal Cement Corp.	46,836	24,470
Unizyx Holding Corp. *	35,000	14,351
UPC Technology Corp.	144,916	38,192
USI Corp.	132,130	43,910
Wah Lee Industrial Corp.	25,000	39,515
Walsin Lihwa Corp.	275,000	100,028
Wan Hai Lines Ltd.	100,650	45,763
Waterland Financial Holdings Co., Ltd.	280,723	96,076
Weikeng Industrial Co., Ltd.	32,945	14,162
Winbond Electronics Corp.	447,893	168,100
Wisdom Marine Lines Co., Ltd.	58,280	41,819
Wistron Corp.	457,431	370,585
WPG Holdings Ltd.	225,400	264,593
WT Microelectronics Co., Ltd.	31,265	35,254
Yang Ming Marine Transport Corp. *	145,100	24,374
YC Co., Ltd.	21,396	6,905
YC INOX Co., Ltd.	50,000	36,209
Yea Shin International Development Co., Ltd.	29,995	13,588
YFY, Inc.	150,385	57,436
Yieh Phui Enterprise Co., Ltd.	116,525	29,939
Youngtek Electronics Corp.	12,000	16,606
Yuanta Financial Holding Co., Ltd.	1,469,815	755,770
Yulon Motor Co., Ltd.	123,272	59,921
Zhen Ding Technology Holding Ltd.	62,000	190,665
Zinwell Corp.	24,000	10,634

		28,937,250

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand — 2.6%
Amarin Printing & Publishing PCL	3,600	$325
Ananda Development PCL	180,700	6,497
AP Thailand PCL	324,700	37,598
Asia Aviation PCL *	299,900	9,687
Asia Plus Group Holdings PCL	122,900	4,606
Bangchak Corp. PCL	112,900	51,604
Bangkok Bank PCL, NVDR	29,900	91,565
Bangkok Insurance PCL	2,100	14,078
Bangkok Land PCL	1,039,700	25,979
Bangkok Life Assurance PCL	57,200	20,741
Banpu PCL	487,750	78,771
Cal-Comp Electronics Thailand PCL	244,200	10,120
Charoen Pokphand Foods PCL	420,100	311,067
Esso Thailand PCL	105,200	13,592
GFPT PCL	88,200	23,382
Hana Microelectronics PCL	63,900	44,784
Indorama Ventures PCL	173,100	112,877
IRPC PCL	911,900	59,464
Italian-Thai Development PCL	563,700	13,054
Kasikornbank PCL, NVDR	142,800	398,147
KGI Securities Thailand PCL	140,700	15,692
Khon Kaen Sugar Industry PCL	135,600	6,074
Kiatnakin Bank PCL	32,300	38,385
Krung Thai Bank PCL	329,575	114,486
Lanna Resources PCL	2,500	385
LH Financial Group PCL	653,200	17,914
LPN Development PCL	151,700	15,162
Polyplex Thailand PCL	40,600	11,505
Power Solution Technologies PCL	1,122,000	9,915
Precious Shipping PCL *	87,600	6,780
Property Perfect PCL	865,900	9,499
Pruksa Holding PCL	88,800	25,029
PTT Exploration & Production PCL	169,800	349,250
PTT Global Chemical PCL	168,528	156,627
PTT PCL	1,067,700	1,000,435
Quality Houses PCL	625,100	35,429
Sansiri PCL	1,106,700	19,897
SC Asset Corp. PCL	188,600	10,517
Sena Development PCL	109,300	6,328
Siam Commercial Bank PCL	102,300	215,869
Singha Estate PCL	433,700	16,784
Somboon Advance Technology PCL	55,800	13,432
Sri Trang Agro-Industry PCL	101,000	33,854
Star Petroleum Refining PCL	180,700	24,337
STP & I PCL	167,100	17,821
Supalai PCL	169,900	77,139
Super Energy Corp. PCL	1,958,200	20,884
Thai Airways International PCL *	92,500	9,189
Thai Oil PCL	89,600	83,955
Thai Stanley Electric PCL	3,100	11,666
Thaicom PCL	48,300	3,385
Thanachart Capital PCL	43,500	44,073
Thitikorn PCL	10,500	2,112
Thoresen Thai Agencies PCL	166,348	9,834
TMB Bank PCL	1,521,854	40,808
TPI Polene PCL	676,600	22,885
True Corp. PCL	1,350,600	129,226
Unique Engineering & Construction PCL	54,500	6,377

	SHARES	VALUE†
Vinythai PCL	42,500	$22,922

		3,983,799

Turkey — 0.8%
Akbank TAS *	269,661	228,345
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,445	16,792
Bera Holding AS *	35,303	14,894
Enka Insaat ve Sanayi AS	90,281	84,912
Eregli Demir ve Celik Fabrikalari TAS	20,847	23,674
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	69,898	20,082
Trakya Cam Sanayi AS	76,578	33,233
Turk Hava Yollari *	81,666	112,004
Turkiye Garanti Bankasi AS *	259,027	318,435
Turkiye Halk Bankasi AS *	66,222	50,268
Turkiye Is Bankasi *	138,232	98,659
Turkiye Sinai Kalkinma Bankasi AS *	190,047	27,013
Turkiye Vakiflar Bankasi TAO *	113,664	79,749
Yapi ve Kredi Bankasi AS *	194,984	55,724

		1,163,784

United States — 0.0%
Textainer Group Holdings Ltd. *	4,015	32,025

TOTAL COMMON STOCKS (Identified Cost $206,828,709)		147,319,925

PREFERRED STOCKS — 1.2%
Brazil — 1.2%
Banco ABC Brasil SA, 5.170%	10,815	27,557
Banco Bradesco SA, 4.600%	6,300	25,183
Banco do Estado do Rio Grande do Sul SA, PF B, 5.820%	24,408	56,040
Cia Ferro Ligas da Bahia - FERBASA, 6.910%	4,895	12,218
Gerdau SA, 1.360%	11,700	22,629
Marcopolo SA, 1.350%	2,983	1,418
Petroleo Brasileiro SA, 3.090%	472,617	1,272,476
Petroleo Brasileiro SA, ADR, 3.140%	69,545	374,848

		1,792,369

Colombia — 0.0%
Avianca Holdings SA,2.840%	41,262	5,079
Grupo Argos SA, 2.620%	12,517	29,027
Grupo de Inversiones Suramericana SA, 1.910%	8,046	33,238

		67,344

TOTAL PREFERRED STOCKS (Identified Cost $3,541,557)		1,859,713

RIGHTS AND WARRANTS — 0.0%
Hong Kong — 0.0%
Legend Holdings CP Rights *§	1,461	—

India — 0.0%
Arvind Fashions Ltd. *§	915	—

Thailand — 0.0%
Property Perfect C Series Thb1 Rights §	108,237	—

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		—

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 2.2%
Investment Company — 1.0%
State Street Institutional U.S. Government Money Market Fund 0.321%	1,472,051	$1,472,051

Collateral For Securities On Loan — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.240%	1,835,818	1,835,818

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,307,869)		3,307,869

Total Investments — 100.7% (Identified Cost $213,678,135)		152,487,507
Liabilities, Less Cash and Other Assets — (0.7%)		(1,002,595)

Net Assets — 100.0%		$151,484,912

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2020 amounted to $ 2,177,894 or 0.014% of the net assets of the Fund.

@	A portion or all of the security were held on loan. As of March 31, 2020, the market value of the securities on loan was $2,938,888.
*	Non-income producing security
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompany notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of March 31, 2020

(As a percentage of net assets): (Unaudited)

Industry	Percentage
Commercial Banks	23.7%
Oil, Gas & Consumable Fuels	13.3%
Metals & Mining	7.4%
Real Estate Management & Development	5.2%
Wireless Telecommunication Services	4.9%
Electronic Equipment, Instruments & Components	3.9%
Insurance	3.9%
Industrial Conglomerates	2.9%
Computers & Peripherals	2.6%
Chemicals	2.3%

Country Weightings as of March 31, 2020

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	28.2%
Taiwan	19.4%
Korea	14.4%
India	11.8%
Brazil	5.7%
South Africa	4.0%
Thailand	2.7%
Mexico	2.5%
Malaysia	2.4%
Others	8.9%

100.0%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Real Estate Investment Trusts (REITs) — 99.1%
Acadia Realty Trust	14,734	$182,554
Agree Realty Corp.	6,555	405,755
Alexander’s, Inc.	403	111,208
Alexandria Real Estate Equities, Inc.	19,470	2,668,558
American Assets Trust, Inc.	7,620	190,500
American Campus Communities, Inc.	22,353	620,296
American Finance Trust, Inc.	7,964	49,775
American Homes 4 Rent., Class A	44,961	1,043,095
American Tower Corp.	69,529	15,139,940
Apartment Investment & Management Co., Class A	24,304	854,286
Apple Hospitality REIT, Inc.	37,683	345,553
Ashford Hospitality Trust, Inc.	19,998	14,783
AvalonBay Communities, Inc.	22,417	3,299,110
Bluerock Residential Growth REIT, Inc.	3,300	18,381
Boston Properties, Inc.	24,545	2,263,785
Braemar Hotels & Resorts, Inc.	7,756	13,185
Brandywine Realty Trust	30,935	325,436
Brixmor Property Group, Inc.	49,795	473,052
Brookfield Property REIT, Inc., Class A @	12,277	104,232
BRT Apartments Corp.	400	4,100
Camden Property Trust	15,710	1,244,860
CareTrust REIT, Inc.	13,678	202,298
CBL & Associates Properties, Inc. @	34,365	6,876
Cedar Realty Trust, Inc.	17,672	16,490
Chatham Lodging Trust	8,674	51,524
City Office REIT, Inc.	5,176	37,422
Clipper Realty, Inc.	1,167	6,045
Columbia Property Trust, Inc.	20,505	256,313
Community Healthcare Trust, Inc.	3,480	133,214
CorePoint Lodging, Inc.	7,863	30,823
CoreSite Realty Corp.	6,276	727,388
Corporate Office Properties Trust	19,635	434,523
Cousins Properties, Inc.	24,914	729,233
Crown Castle International Corp.	67,194	9,702,814
CubeSmart	32,818	879,194
CyrusOne, Inc.	18,871	1,165,284
DiamondRock Hospitality Co.	38,224	194,178
Digital Realty Trust, Inc.	35,939	4,992,286
Diversified Healthcare Trust	46,083	167,281
Douglas Emmett, Inc.	27,924	851,961
Duke Realty Corp.	58,670	1,899,735
Easterly Government Properties, Inc.	8,837	217,744
EastGroup Properties, Inc.	6,698	699,807
Empire State Realty Trust, Inc., Class A	25,972	232,709
EPR Properties	13,058	316,265
Equinix, Inc.	13,899	8,680,898
Equity Commonwealth	21,023	666,639
Equity LifeStyle Properties, Inc.	27,071	1,556,041
Equity Residential	58,961	3,638,483
Essential Properties Realty Trust, Inc.	11,991	156,602
Essex Property Trust, Inc.	10,505	2,313,621
Extra Space Storage, Inc.	20,884	1,999,852
Federal Realty Investment Trust	12,474	930,685
First Industrial Realty Trust, Inc.	21,463	713,215
Four Corners Property Trust, Inc.	10,646	199,187
Franklin Street Properties Corp.	22,915	131,303
Front Yard Residential Corp.	1,000	11,950
Gaming & Leisure Properties, Inc.	33,564	930,058
Getty Realty Corp.	6,637	157,562
Gladstone Commercial Corp.	5,964	85,643
Global Medical REIT, Inc.	5,127	51,885

	SHARES	VALUE†
Global Net Lease, Inc.	11,391	$152,298
Global Self Storage, Inc.	2,195	7,704
Healthcare Realty Trust, Inc.	22,669	633,145
Healthcare Trust of America, Inc., Class A	35,039	850,747
Healthpeak Properties, Inc.	81,584	1,945,778
Hersha Hospitality Trust	7,035	25,185
Highwoods Properties, Inc.	17,570	622,329
Host Hotels & Resorts, Inc.	111,865	1,234,990
Hudson Pacific Properties, Inc.	25,808	654,491
Independence Realty Trust, Inc.	13,010	116,309
Industrial Logistics Properties Trust	8,397	147,283
Investors Real Estate Trust	1,935	106,425
Invitation Homes, Inc.	85,821	1,833,995
Iron Mountain, Inc. @	45,530	1,083,614
JBG SMITH Properties	20,330	647,104
Kilroy Realty Corp.	17,773	1,132,140
Kimco Realty Corp.	71,056	687,112
Kite Realty Group Trust	14,857	140,696
Lamar Advertising Co., Class A	14,473	742,175
Lexington Realty Trust	37,085	368,254
Life Storage, Inc.	7,472	706,478
LTC Properties, Inc.	6,971	215,404
Macerich Co. (The) @	18,478	104,031
Mack-Cali Realty Corp.	15,758	239,994
Medical Properties Trust, Inc.	82,366	1,424,108
MGM Growth Properties LLC, Class A	18,871	446,677
Mid-America Apartment Communities, Inc.	18,428	1,898,637
Monmouth Real Estate Investment Corp.	14,037	169,146
National Health Investors, Inc.	7,578	375,263
National Retail Properties, Inc.	28,607	920,859
National Storage Affiliates Trust	8,583	254,057
New Senior Investment Group, Inc.	17,592	45,036
NexPoint Residential Trust, Inc.	2,800	70,588
Office Properties Income Trust	8,380	228,355
Omega Healthcare Investors, Inc.	35,948	954,060
One Liberty Properties, Inc.	2,871	39,993
Outfront Media, Inc.	23,791	320,703
Paramount Group, Inc.	32,574	286,651
Park Hotels & Resorts, Inc.	41,111	325,188
Pebblebrook Hotel Trust	22,918	249,577
Pennsylvania REIT @	14,993	13,668
Physicians Realty Trust	30,813	429,533
Piedmont Office Realty Trust, Inc., Class A	22,147	391,116
Plymouth Industrial REIT, Inc.	804	8,973
Prologis, Inc.	118,541	9,527,140
PS Business Parks, Inc.	3,640	493,293
Public Storage	25,026	4,970,414
QTS Realty Trust, Inc., Class A	8,920	517,449
Realty Income Corp.	53,833	2,684,113
Regency Centers Corp.	27,733	1,065,779
Retail Opportunity Investments Corp.	22,076	183,010
Retail Properties of America, Inc., Class A	37,649	194,645
Retail Value, Inc.	3,764	46,109
Rexford Industrial Realty, Inc.	16,853	691,142
RLJ Lodging Trust	30,974	239,119
RPT Realty	14,849	89,539
Ryman Hospitality Properties	8,389	300,746
Sabra Healthcare REIT, Inc.	31,913	348,490
Saul Centers, Inc.	3,089	101,134
SBA Communications Corp.	17,978	4,853,521
Seritage Growth Properties, Class A @	4,826	43,965
Service Properties Trust	28,849	155,785
Simon Property Group, Inc.	49,122	2,694,833
SITE Centers Corp.	26,870	139,993
SL Green Realty Corp.	12,630	544,353

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Sotherly Hotels, Inc.	3,111	$4,978
Spirit MTA REIT §	9,141	7,017
Spirit Realty Capital, Inc.	16,070	420,231
STAG Industrial, Inc.	21,962	494,584
STORE Capital Corp.	35,598	645,036
Summit Hotel Properties, Inc. @	21,227	89,578
Sun Communities, Inc.	14,616	1,824,808
Sunstone Hotel Investors, Inc.	40,540	353,103
Tanger Factory Outlet Centers, Inc. @	18,139	90,695
Terreno Realty Corp.	11,490	594,607
UDR, Inc.	47,560	1,737,842
UMH Properties, Inc.	5,369	58,307
Uniti Group, Inc.	27,583	166,325
Universal Health Realty Income Trust	2,176	219,363
Urban Edge Properties	22,808	200,938
Urstadt Biddle Properties, Inc.	1,000	11,240
Urstadt Biddle Properties, Inc., Class A	6,307	88,929
Ventas, Inc.	58,112	1,557,402
VEREIT, Inc.	170,759	835,012
Vornado Realty Trust	28,353	1,026,662
Washington Prime Group, Inc.	37,014	29,800
Washington REIT	14,041	335,159
Weingarten Realty Investors	21,441	309,394
Welltower, Inc.	65,266	2,987,877
Whitestone REIT @	7,118	44,132
WP Carey, Inc.	27,809	1,615,147
Xenia Hotels & Resorts, Inc.	18,403	189,551

		144,619,633

TOTAL COMMON STOCKS (Identified Cost $108,797,265)		144,619,633

SHORT-TERM INVESTMENTS — 0.8%
Investment Company — 0.7%
State Street Institutional U.S. Government Money Market Fund 0.321%	1,062,882	1,062,882

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.240%	149,982	149,982

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,212,864)		1,212,864

Total Investments — 99.9% (Identified Cost $110,010,129)		145,832,497
Cash and Other Assets, Less Liabilities — 0.1%		150,388

Net Assets — 100.0%		$145,982,885

†	See Note 1
@	A portion or all of the security were held on loan. As of March 31, 2020, the market value of the securities on loan was $ 1,631,650.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2020

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Specialized REITs	29.5%
Residential REITs	15.4%
Diversified REITs	14.5%
Industrial REITs	10.3%
Office REITs	9.9%
Retail REITs	8.7%
Health Care REITs	8.7%
Hotels & Resorts REITs	3.0%

100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2020 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	434,436	$2,854,244
SA Global Fixed Income Fund €	485,602	4,613,220
SA International Value Fund €	657,217	5,021,138
SA Real Estate Securities Fund €	160,369	1,563,600
SA U.S. Core Market Fund €	173,862	3,352,065
SA U.S. Fixed Income Fund €	305,107	3,084,626
SA U.S. Small Company Fund €	160,434	2,834,863
SA U.S. Value Fund €	341,695	4,144,764

		27,468,520

TOTAL MUTUAL FUNDS (Identified Cost $33,369,149)		27,468,520

Total Investments — 100.0% (Identified Cost $33,369,149)		27,468,520
Liabilities, Less Cash and Other Assets — 0.0%		(6,002)

Net Assets — 100.0%		$27,462,518

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds.

The accompany notes are an integral part of these portfolio of investments.

Notes to Portfolios of Investments- March 31, 2020 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Portfolios of Investments- March 31, 2020 (Unaudited) (Continued)

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of March 31, 2020, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance as of March 31, 2020
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$253,687,578	$—	$253,687,578
Short-Term Investments	22,313,165	300,881,262	—	323,194,427

Total Investments	$22,313,165	$554,568,840	$—	$576,882,005

SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$668,884,275	—	$668,884,275
Short-Term Investments	26,142,529	35,992,619	—	62,135,148
Other Financial Instruments Forward Foreign Currency Contracts	—	19,380,053	—	19,380,053

Total Investments	$26,142,529	$724,256,947	—	$750,399,476

Liabilities
Other Financial Instruments Forward Foreign Currency Contracts	$—	$(3,415,405)	—	$(3,415,405)

SA U.S. Core Market Fund
Common Stocks	$498,516,547	$—	$—	$498,516,547
Mutual Funds	21,614,896	—	—	21,614,896
Short-Term Investments	6,033,421	—	—	6,033,421

Total Investments	$526,164,864	$—	$—	$526,164,864

SA U.S. Value Fund
Common Stocks	$430,697,312	$—	$—	$430,697,312
Short-Term Investments	4,299,496	—	—	4,299,496

Total Investments	$434,996,808	$—	$—	$434,996,808

Notes to Portfolios of Investments- March 31, 2020 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Balance as of March 31, 2020
SA U.S. Small Company Fund
Common Stocks	$302,939,049	$10,650		$—	†	$302,949,699
Preferred Stocks	28,200	—		—		28,200
Rights And Warrants	—	—		6,923	†	6,923
Short-Term Investments	5,355,518	—		—		5,355,518

Total Investments	$308,322,767	$10,650		$6,923		$308,340,340

SA International Value Fund
Common Stocks	$472,124,016	$—		$—	†	$472,124,016
Preferred Stocks	5,461,207	—		—		5,461,207
Short-Term Investments	36,258,669	—		—		36,258,669

Total Investments	$513,843,892	$—		$—		$513,843,892

SA International Small Company Fund
Mutual Funds	$233,588,064	$—		$—		$233,588,064

Total Investments	$233,588,064	$—		$—		$233,588,064

SA Emerging Markets Value Fund
Common Stocks	$147,246,575	$70,381		$2,969	†	$147,319,925
Preferred Stocks	1,859,713	—		—		1,859,713
Rights and Warrants	—	—	†	—	†	—
Short-Term Investments	3,307,869	—		—		3,307,869

Total Investments	$152,414,157	$70,381		$2,969		$152,487,507

SA Real Estate Securities Fund
Common Stocks	$144,619,633	$—		$—		$144,619,633
Short-Term Investments	1,212,864	—		—		1,212,864

Total Investments	$145,832,497	$—		$—		$145,832,497

SA Worldwide Moderate Growth Fund
Mutual Funds	$27,468,520	$—		$—		$27,468,520

Total Investments	$27,468,520	$—		$—		$27,468,520

†	Contains securities with a market value of zero.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Notes to Portfolios of Investments- March 31, 2020 (Unaudited) (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the fiscal Period.

	Beginning Balance June 30, 2019	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)*	Transfers in to Level 3	Transfers out of Level 3	Ending Balance March 31, 2020	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2020*
SA U.S. Small Company Fund
Rights and Warrants(1)(2)	$1,279	$412	$(6,444)	$—	$11,676	$—	$—	$6,923	$5,882
SA Emerging Markets Value Fund
Common Stocks(1)(2)	9,020	561	(23,541)	—	14,220	2,709	—	2,969	37,178

(1)	Level 3 at July 1, 2019 included securities with a fair value of $0.
(2)	Level 3 at March 31, 2020 included securities with a fair value of $0.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which Buckingham Strategic Partners, LLC (the “Adviser”) or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

Notes to Portfolios of Investments- March 31, 2020 (Unaudited) (Continued)

As of March 31, 2020, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral (Including Calculated Mark)†
SA Global Fixed Income Fund	$2,857,052	$2,914,300	$—	$2,914,300
SA U.S Core Market Fund	$3,642,789	$201,975	$3,531,980	$3,733,955
SA U.S. Value Fund	$1,424,628	$133,850	$1,342,866	$1,476,716
SA U.S. Small Company Fund	$16,580,791	$2,568,889	$14,631,844	$17,200,733
SA International Value Fund	$59,563,660	$34,841,121	$27,662,167	$62,503,288
SA Emerging Markets Value Fund	$2,938,888	$1,962,913	$1,163,904	$3,126,817
SA Real Estate Securities Fund	$1,631,650	$156,306	$1,513,343	$1,669,649

†	Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.
*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements As of March 31, 2020
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Common Stocks	$2,921,350	$—	$—	$—	$2,921,350

Total Borrowings	$2,921,350	$—	$—	$—	$2,921,350

Gross amount of recognized liabilities for securities lending transactions					$2,921,350

SA U.S. Core Market Fund
Common Stocks	$200,597	$—	$—	$—	$200,597

Total Borrowings	$200,597	$—	$—	$—	$200,597

Gross amount of recognized liabilities for securities lending transactions					$200,597

SA U.S. Value Fund
Common Stocks	$142,840	$—	$—	$—	$142,840

Total Borrowings	$142,840	$—	$—	$—	$142,840

Gross amount of recognized liabilities for securities lending transactions					$142,840

Notes to Portfolios of Investments- March 31, 2020 (Unaudited) (Continued)

	Remaining Contractual Maturity of the Agreements As of March 31, 2020
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA U.S. Small Company Fund
Common Stocks	$2,556,252	$—	$—	$—	$2,556,252

Total Borrowings	$2,556,252	$—	$—	$—	$2,556,252

Gross amount of recognized liabilities for securities lending transactions					$2,556,252

SA International Value Fund
Common Stocks	$33,693,164	$—	$—	$—	$33,693,164

Total Borrowings	$33,693,164	$—	$—	$—	$33,693,164

Gross amount of recognized liabilities for securities lending transactions					$33,693,164

SA Emerging Markets Value Fund
Common Stocks	$1,835,818	$—	$—	$—	$1,835,818

Total Borrowings	$1,835,818	$—	$—	$—	$1,835,818

Gross amount of recognized liabilities for securities lending transactions					$1,835,818

SA Real Estate Securities Fund
Common Stocks	$149,982	$—	$—	$—	$149,982

Total Borrowings	$149,982	$—	$—	$—	$149,982

Gross amount of recognized liabilities for securities lending transactions					$149,982

(1)

Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Notes to Portfolios of Investments- March 31, 2020 (Unaudited) (Continued)

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Tax — At March 31, 2020, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	577,651,198	338,692	(1,107,885)	(769,193)
SA Global Fixed Income Fund	757,366,743	179,904	(26,527,224)	(26,347,320)
SA U.S. Core Market Fund	228,188,248	315,769,585	(17,792,969)	297,976,616
SA U.S. Value Fund	444,235,538	94,707,382	(103,946,112)	(9,238,730)
SA U.S. Small Company Fund	297,063,497	95,399,277	(84,122,434)	11,276,843
SA International Value Fund	671,155,750	34,501,137	(191,812,995)	(157,311,858)
SA International Small Company Fund	210,911,915	22,676,149	—	22,676,149
SA Emerging Markets Value Fund	213,678,135	12,227,820	(73,418,448)	(61,190,628)
SA Real Estate Securities Fund	114,887,844	49,628,194	(18,683,541)	30,944,653
SA Worldwide Moderate Growth Fund	33,369,149	—	(5,900,629)	(5,900,629)

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Investment Abbreviations

ST	Special Tax
SA	Special Assessment
P.L.C.	Public Limited Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$3,692,377,316
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,437,249,910
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,336,831,826
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	886,166,745
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	637,836,546

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES ^^	$8,990,462,343

As of March 31, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	535	06/19/20	$69,497,563	$68,739,475	$(758,088)

Total Futures Contracts			$69,497,563	$68,739,475	$(758,088)

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,990,462,343	—	—	$8,990,462,343
Futures Contracts**	(758,088)	—	—	(758,088)

TOTAL	$8,989,704,255	—	—	$8,989,704,255

**	Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At March 31, 2019, the Fund consisted of one hundred and four operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying

Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolio. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At March 31, 2020, the total cost of securities for federal income tax purposes was $11,078,825.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.6%)
COMMUNICATION SERVICES — (2.5%)
	Adways, Inc.	22,400	$46,304
	Aeria, Inc.	15,800	77,762
#	Akatsuki, Inc.	30,200	1,007,528
#*	AlphaPolis Co., Ltd.	10,700	205,045
	Amuse, Inc.	2,900	60,844
	AOI TYO Holdings, Inc.	147,231	588,291
	Asahi Broadcasting Group Holdings Corp.	70,300	449,883
#	Asahi Net, Inc.	102,300	672,900
	Ateam, Inc.	77,600	430,126
#*	Atrae, Inc.	34,800	824,394
	Avex, Inc.	270,800	2,136,747
#*	Bengo4.com, Inc.	25,100	983,479
#*	Broadmedia Corp.	55,200	37,137
	Ceres, Inc.	24,900	157,809
#	Dip Corp.	215,000	3,453,190
*	Drecom Co., Ltd.	13,400	55,505
#*	eBook Initiative Japan Co., Ltd.	14,200	159,167
	Extreme Co., Ltd.	17,300	187,459
	F@N Communications, Inc.	328,900	1,270,297
#	Faith, Inc.	60,910	328,566
#	Freebit Co., Ltd.	55,300	328,261
	Full Speed, Inc.	41,900	151,011
	Gakken Holdings Co., Ltd.	152,400	2,594,325
	Gree, Inc.	874,000	3,368,907
	GungHo Online Entertainment, Inc.	93,900	1,308,837
	Gurunavi, Inc.	213,800	1,094,010
#	Imagica Group, Inc.	118,100	384,187
	Intage Holdings, Inc.	230,400	1,705,331
	Internet Initiative Japan, Inc.	194,900	6,397,387
	ITmedia, Inc.	25,500	177,733
#*	Itokuro, Inc.	54,600	649,192
*	Kadokawa Dwango.	384,916	4,830,542
#	Kamakura Shinsho, Ltd.	61,100	600,434
#*	KLab, Inc.	141,900	888,443
	LIFULL Co., Ltd.	327,500	918,690
	Macromill, Inc.	261,900	1,507,015
	MarkLines Co., Ltd.	67,000	1,005,651
	Marvelous, Inc.	240,400	1,190,526
#	Members Co., Ltd.	45,500	564,583
#	Mixi, Inc.	245,000	3,562,899
*	Mobile Factory, Inc.	10,500	102,431
	MTI, Ltd.	179,700	904,000
	Okinawa Cellular Telephone Co.	86,400	2,877,503
*	PR Times, Inc.	600	9,067
	Proto Corp.	181,400	1,439,749
#*	Shobunsha Publications, Inc.	239,700	834,182
	SKY Perfect JSAT Holdings, Inc.	1,023,200	3,658,179
#	SoldOut, Inc.	6,300	112,346
*	Synchro Food Co., Ltd.	47,900	90,161
	Toei Animation Co., Ltd.	51,700	2,398,881
	Toei Co., Ltd.	12,600	1,577,759
	Tohokushinsha Film Corp.	90,500	437,263
	Tow Co., Ltd.	272,000	679,424
	TV Asahi Holdings Corp.	23,500	356,163

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»

COMMUNICATION SERVICES — (Continued)
	Tv Tokyo Holdings Corp.	102,900	$2,292,385
#	Usen-Next Holdings Co., Ltd.	52,500	644,634
	ValueCommerce Co., Ltd.	113,500	1,863,114
#	V-Cube, Inc.	80,700	880,427
#*	Vector, Inc.	206,200	1,239,691
*	Vision, Inc.	121,300	750,752
	Wowow, Inc.	44,800	994,875
*	Zappallas, Inc.	36,300	101,893
	Zenrin Co., Ltd.	261,450	2,552,008
	ZIGExN Co., Ltd.	436,900	1,062,626

TOTAL COMMUNICATION SERVICES.			74,219,910

CONSUMER DISCRETIONARY — (16.1%)
	Adastria Co., Ltd.	165,140	1,884,718
#	Adventure, Inc.	8,800	146,091
#	Aeon Fantasy Co., Ltd.	57,532	773,189
*	AGORA Hospitality Group Co., Ltd.	341,200	69,626
	Ahresty Corp.	158,000	517,256
#	Aigan Co., Ltd.	60,800	118,845
	Ainavo Holdings Co., Ltd.	5,600	41,231
	Aisan Industry Co., Ltd.	254,300	1,183,075
*	Akebono Brake Industry Co., Ltd.	225,300	323,147
#	Alleanza Holdings Co., Ltd.	88,400	583,627
	Alpen Co., Ltd.	116,700	1,729,907
#	Alpha Corp.	52,600	443,975
#	Amiyaki Tei Co., Ltd.	31,500	869,654
	AOKI Holdings, Inc.	285,200	1,909,926
	Aoyama Trading Co., Ltd.	336,500	2,878,844
#	Arata Corp.	97,000	4,147,473
	Arcland Sakamoto Co., Ltd.	205,400	1,847,189
	Arcland Service Holdings Co., Ltd.	77,100	1,032,299
	Asahi Co., Ltd.	102,000	1,060,371
	Asante, Inc.	49,700	700,208
#	Ashimori Industry Co., Ltd.	30,899	250,482
	ASKUL Corp.	62,900	1,853,378
#*	Asti Corp.	20,800	217,067
#	Atom Corp.	730,700	5,768,685
	Atsugi Co., Ltd.	119,400	693,463
*	Aucfan Co., Ltd.	3,100	16,247
#*	Aucnet, Inc.	26,800	325,430
#	Autobacs Seven Co., Ltd.	548,500	6,313,593
#	Avantia Co., Ltd.	74,800	406,065
	Baroque Japan, Ltd.	91,600	530,155
*	Beaglee, Inc.	35,300	445,731
	Beauty Garage, Inc.	18,600	206,327
	Belluna Co., Ltd.	379,100	1,681,684
	Bic Camera, Inc.	201,700	1,628,921
#	Bookoff Group Holdings, Ltd.	68,800	510,486
#	BRONCO BILLY Co., Ltd.	72,900	1,466,669
	Can Do Co., Ltd.	67,900	1,058,965
	Central Automotive Products, Ltd.	85,400	1,472,879
#	Central Sports Co., Ltd.	52,100	1,101,648
#	Chikaranomoto Holdings Co., Ltd.	35,400	198,135
#	CHIMNEY Co., Ltd.	37,900	574,407
	Chiyoda Co., Ltd.	124,200	1,336,390
	Chofu Seisakusho Co., Ltd.	135,700	3,189,858
	Choushimaru Co., Ltd.	6,300	59,961
	Chuo Spring Co., Ltd.	20,000	480,108
	Cleanup Corp.	147,500	725,137

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Colowide Co., Ltd.	351,400	$5,312,860
	Corona Corp.	105,500	940,733
#	Create Restaurants Holdings, Inc.	629,100	3,681,877
	Cross Plus, Inc.	9,800	37,226
#*	Curves Holdings Co., Ltd.	253,600	1,209,921
	Daido Metal Co., Ltd.	305,400	1,516,849
#	Daidoh, Ltd.	105,400	197,426
	Daikoku Denki Co., Ltd.	60,900	691,647
	Daikyonishikawa Corp.	274,100	1,250,296
	Dainichi Co., Ltd.	68,900	388,559
	DCM Holdings Co., Ltd.	713,300	6,597,661
	DD Holdings Co., Ltd.	58,200	429,422
	Demae-Can Co., Ltd.	17,800	174,708
*	Descente, Ltd.	182,100	2,131,311
	Doshisha Co., Ltd.	174,400	2,061,947
	Doutor Nichires Holdings Co., Ltd.	192,186	2,915,895
#	Dynic Corp.	42,200	300,970
	Eagle Industry Co., Ltd.	198,600	1,234,408
#	EAT&Co, Ltd.	33,000	528,564
#	EDION Corp.	552,600	4,558,445
#	Enigmo, Inc.	147,600	1,126,155
	ES-Con Japan, Ltd.	179,200	983,651
	ESCRIT, Inc.	47,100	160,110
	Eslead Corp.	57,200	736,703
#	ESTELLE Holdings Co., Ltd.	12,600	71,446
	Exedy Corp.	212,500	3,127,546
	FCC Co., Ltd.	270,100	3,921,531
	Felissimo Corp.	17,800	157,371
	Fields Corp.	119,200	312,109
#	Fine Sinter Co., Ltd.	10,300	167,952
	First Juken Co., Ltd.	42,500	389,682
	First-corp, Inc.	45,300	187,738
#	FJ Next Co., Ltd.	116,100	877,465
	Foster Electric Co., Ltd.	151,200	1,545,465
#	France Bed Holdings Co., Ltd.	153,900	1,298,010
#	F-Tech, Inc.	102,800	403,110
	Fuji Co., Ltd.	130,800	2,175,413
	Fuji Corp.	38,000	651,946
#	Fuji Corp., Ltd.	197,800	941,647
#	Fuji Kyuko Co., Ltd.	49,600	1,275,148
	Fujibo Holdings, Inc.	75,100	1,998,215
	Fujikura Composites, Inc.	141,700	462,219
#	Fujio Food System Co., Ltd.	100,600	1,252,058
	Fujishoji Co., Ltd.	55,100	333,336
#	Fujita Kanko, Inc.	44,200	636,748
#	Fujitsu General, Ltd.	159,200	2,865,259
	FuKoKu Co., Ltd.	67,200	384,660
*	Funai Electric Co., Ltd.	135,600	603,631
#	Furukawa Battery Co., Ltd. (The)	101,100	508,232
	Furyu Corp.	100,400	763,611
	Futaba Industrial Co., Ltd.	432,000	1,809,017
#	Gakkyusha Co., Ltd.	50,900	546,060
#	Genki Sushi Co., Ltd.	38,000	779,997
#	Geo Holdings Corp.	242,700	2,938,142
#	Gfoot Co., Ltd.	87,000	352,520
	GLOBERIDE, Inc.	62,099	1,070,801
#	Gokurakuyu Holdings Co., Ltd.	82,500	293,911
#	Golf Digest Online, Inc.	61,600	262,224
#	Greens Co., Ltd.	32,000	111,951

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	GSI Creos Corp.	31,592	$289,623
	G-Tekt Corp.	147,400	1,499,626
	Gunze, Ltd.	121,300	4,065,583
	H2O Retailing Corp.	358,200	2,612,322
	Hagihara Industries, Inc.	87,700	1,143,283
#	Hakuyosha Co., Ltd.	12,900	320,898
#	Hamee Corp.	36,100	336,183
	Handsman Co., Ltd.	39,600	429,635
	Happinet Corp.	117,900	1,191,969
	Harada Industry Co., Ltd.	48,300	369,865
	Hard Off Corp. Co., Ltd.	67,300	400,265
#	Haruyama Holdings, Inc.	59,700	410,730
	Heian Ceremony Service Co., Ltd.	8,300	60,571
	Heiwa Corp.	18,500	345,539
#	Hiday Hidaka Corp.	163,365	2,300,472
	HI-LEX Corp.	115,600	1,314,017
#	Himaraya Co., Ltd.	32,100	216,159
	Hinokiya Group Co., Ltd.	42,000	570,260
*	Hiramatsu, Inc.	75,200	110,758
#	HIS Co., Ltd.	157,000	2,047,149
	H-One Co., Ltd.	143,000	656,309
	Honeys Holdings Co., Ltd.	158,440	1,588,058
	Hoosiers Holdings	337,100	1,858,962
#	Hotland Co., Ltd.	41,100	358,842
#	House Do Co., Ltd.	28,700	185,799
#	HUB Co., Ltd.	27,300	156,473
	I K K, Inc.	56,900	328,249
#	IBJ, Inc.	86,800	397,419
	Ichibanya Co., Ltd.	103,458	4,281,726
	Ichikoh Industries, Ltd.	162,000	715,313
	IDOM, Inc.	399,100	1,449,454
	IJTT Co., Ltd.	170,180	654,868
#	Imasen Electric Industrial	126,500	762,041
*	Istyle, Inc.	166,800	318,047
	Janome Sewing Machine Co., Ltd.	104,900	283,328
#	Japan Best Rescue System Co., Ltd.	114,400	643,868
	Japan Wool Textile Co., Ltd. (The)	369,300	3,192,215
#	JFLA Holdings, Inc.	106,300	331,036
	JINS Holdings, Inc.	98,700	5,404,692
#	Joban Kosan Co., Ltd.	46,199	586,526
	Joshin Denki Co., Ltd.	127,000	2,435,855
	Joyful Honda Co., Ltd.	15,000	172,331
#	JP-Holdings, Inc.	351,000	840,693
#	JVCKenwood Corp.	747,400	1,343,443
#	Kappa Create Co., Ltd.	79,600	984,697
#	Kasai Kogyo Co., Ltd.	182,100	887,308
	Kawai Musical Instruments Manufacturing Co., Ltd.	36,500	812,422
	Keihin Corp.	340,100	7,956,301
	Keiyo Co., Ltd.	261,000	1,192,663
	KFC Holdings Japan, Ltd.	69,400	1,478,923
	King Co., Ltd.	54,100	269,214
	Kintetsu Department Store Co., Ltd.	53,900	1,254,482
	Ki-Star Real Estate Co., Ltd.	50,600	527,623
*	KNT-CT Holdings Co., Ltd.	57,800	386,247
	Kohnan Shoji Co., Ltd.	152,700	3,092,626
	Kojima Co., Ltd.	189,400	596,150
#	Komatsu Matere Co., Ltd.	229,100	1,559,308
	KOMEDA Holdings Co., Ltd.	334,600	5,153,560
	Komehyo Co., Ltd.	53,500	358,930

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Komeri Co., Ltd.	233,000	$4,161,332
#	Konaka Co., Ltd.	173,606	471,277
#	Koshidaka Holdings Co., Ltd.	188,000	636,851
#	Kourakuen Holdings Corp.	80,400	1,009,466
	KU Holdings Co., Ltd.	124,300	976,627
#	Kura Sushi, Inc.	66,900	2,495,955
	Kurabo Industries, Ltd.	125,400	2,989,329
	Kushikatsu Tanaka Holdings Co	8,000	83,455
*	KYB Corp.	164,800	3,143,211
#	Kyoritsu Maintenance Co., Ltd.	151,862	3,341,618
	Kyoto Kimono Yuzen Co., Ltd.	29,100	65,726
#*	Laox Co., Ltd.	104,500	122,592
#	LEC, Inc.	182,800	1,821,321
*	Litalico, Inc.	42,200	817,002
	LIXIL VIVA Corp.	173,800	2,949,173
	Look Holdings, Inc.	24,200	169,859
	Mamiya-Op Co., Ltd.	32,700	229,221
	Mars Group Holdings Corp.	91,600	1,454,446
#	Maruzen CHI Holdings Co., Ltd.	106,300	364,628
#	Matsuya Co., Ltd.	33,300	187,962
#	Matsuyafoods Holdings Co., Ltd.	68,500	2,494,769
#	Media Do Holdings Co., Ltd.	32,700	916,845
#	Meiko Network Japan Co., Ltd.	155,100	1,091,960
	Meiwa Estate Co., Ltd.	90,400	401,137
	Mikuni Corp.	170,000	383,814
#*	Mitsuba Corp.	219,790	848,107
	Mizuno Corp.	137,400	2,372,438
	Monogatari Corp. (The)	33,400	1,921,805
	Morito Co., Ltd.	105,900	721,444
#	MrMax Holdings, Ltd.	158,200	494,246
	Murakami Corp.	30,200	584,520
	Musashi Seimitsu Industry Co., Ltd.	360,100	2,754,077
	Nafco Co., Ltd.	50,300	455,120
	Nagase Brothers, Inc.	200	9,861
	Nagawa Co., Ltd.	49,000	3,100,133
#	Nakayamafuku Co., Ltd.	74,400	320,656
#	New Art Holdings Co., Ltd.	8,934	47,951
#	Nextage Co., Ltd.	193,700	1,260,432
	NHK Spring Co., Ltd.	366,500	2,390,654
	Nichirin Co., Ltd.	62,260	724,368
	Nihon House Holdings Co., Ltd.	283,600	766,259
	Nihon Plast Co., Ltd.	120,500	485,764
	Nihon Tokushu Toryo Co., Ltd.	86,400	628,929
	Nikki Co., Ltd.	2,100	39,355
#	Nippon Felt Co., Ltd.	84,000	339,144
	Nippon Piston Ring Co., Ltd.	46,000	481,285
	Nippon Seiki Co., Ltd.	355,100	3,781,696
	Nishikawa Rubber Co., Ltd.	32,400	364,406
	Nishimatsuya Chain Co., Ltd.	356,700	2,461,084
#	Nissan Shatai Co., Ltd.	521,000	4,523,605
	Nissan Tokyo Sales Holdings Co., Ltd.	178,000	354,254
	Nissin Kogyo Co., Ltd.	316,900	6,463,159
	Nittan Valve Co., Ltd.	93,500	174,045
#	Nojima Corp.	228,900	3,762,721
#	Ohashi Technica, Inc.	73,600	908,580
	Ohsho Food Service Corp.	101,300	5,415,627
#*	Oisix ra daichi, Inc.	63,300	865,761
	Onward Holdings Co., Ltd.	690,900	3,036,538
#	Ootoya Holdings Co., Ltd.	40,200	704,438

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Open Door, Inc.	53,800	$364,219
#	Ozu Corp.	19,000	298,841
	Pacific Industrial Co., Ltd.	356,000	3,080,197
	PAL GROUP Holdings Co., Ltd.	152,500	1,852,372
#	PAPYLESS Co., Ltd.	34,600	541,909
	Paris Miki Holdings, Inc.	175,600	401,484
#	PC Depot Corp.	223,881	884,732
	People Co., Ltd.	19,600	129,802
#	Pepper Food Service Co., Ltd.	59,000	238,146
#	PIA Corp.	35,100	725,993
#	Piolax, Inc.	215,700	3,005,576
	Plenus Co., Ltd.	82,300	1,407,371
	Press Kogyo Co., Ltd.	636,000	1,416,271
#	Pressance Corp.	281,800	2,479,881
	Raccoon Holdings, Inc.	90,200	422,775
	Regal Corp.	1,500	32,405
#	Renaissance, Inc.	92,200	855,569
#*	Renown, Inc.	249,800	168,747
#	Resorttrust, Inc.	439,700	4,294,298
	Rhythm Watch Co., Ltd.	53,800	323,414
#	Riberesute Corp.	49,800	327,578
#	Ride On Express Holdings Co., Ltd.	54,600	670,034
#	Right On Co., Ltd.	113,425	530,759
	Riken Corp.	66,000	1,671,490
#	Ringer Hut Co., Ltd.	137,700	2,640,641
	Riso Kyoiku Co., Ltd.	626,300	1,659,931
	Round One Corp.	503,400	2,618,169
#	Royal Holdings Co., Ltd.	179,100	2,914,296
*	Royal Hotel, Ltd. (The)	2,100	24,439
	Sac’s Bar Holdings, Inc.	138,350	786,422
	Saizeriya Co., Ltd.	209,200	3,947,056
	Sakai Ovex Co., Ltd.	32,199	565,315
	San Holdings, Inc.	62,200	685,966
*	Sanden Holdings Corp.	104,200	345,892
	Sanei Architecture Planning Co., Ltd.	68,500	752,240
	Sangetsu Corp.	318,650	4,716,406
	Sankyo Seiko Co., Ltd.	252,500	1,151,706
#	Sanoh Industrial Co., Ltd.	193,000	1,216,728
	Sanyei Corp.	4,300	112,618
#	Sanyo Electric Railway Co., Ltd.	126,498	2,358,413
	Sanyo Shokai, Ltd.	89,399	1,120,193
#	Scroll Corp.	202,300	539,422
	Seiko Holdings Corp.	201,681	3,233,726
	Seiren Co., Ltd.	367,000	4,395,696
	Senshukai Co., Ltd.	193,500	638,581
	Seria Co., Ltd.	600	17,353
#	SFP Holdings Co., Ltd.	61,800	792,114
#*	Shidax Corp.	143,400	401,084
#	Shikibo, Ltd.	65,500	591,692
	Shimachu Co., Ltd.	259,400	6,376,500
#	Shimojima Co., Ltd.	46,100	518,703
#	Shoei Co., Ltd.	182,800	3,818,297
	Showa Corp.	399,000	8,317,567
	Snow Peak, Inc.	62,700	405,876
	SNT Corp.	237,700	492,702
	Soft99 Corp.	83,400	580,862
	Sotoh Co., Ltd.	47,400	417,704
	Space Value Holdings Co., Ltd.	239,300	823,061
	SPK Corp.	45,400	529,345

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#*	SRS Holdings Co., Ltd.	132,600	$1,111,260
	St Marc Holdings Co., Ltd.	119,200	1,911,657
	Starts Corp., Inc.	257,600	4,773,454
	Step Co., Ltd.	63,200	840,497
	Studio Alice Co., Ltd.	63,600	869,994
#	Suminoe Textile Co., Ltd.	34,700	545,864
	Sumitomo Riko Co., Ltd.	290,800	1,573,200
	Suncall Corp.	132,600	514,195
#	Syuppin Co., Ltd.	124,400	729,645
	T RAD Co., Ltd.	48,200	555,710
	Tachikawa Corp.	69,800	697,789
#	Tachi-S Co., Ltd.	225,040	2,032,661
	Taiho Kogyo Co., Ltd.	118,300	586,891
#	Takashimaya Co., Ltd.	349,200	3,134,418
	Take And Give Needs Co., Ltd.	65,910	338,732
#	Takihyo Co., Ltd.	34,800	497,249
#	Tama Home Co., Ltd.	91,000	1,023,845
	Tamron Co., Ltd.	114,800	1,924,404
#	Tbk Co., Ltd.	163,200	705,404
#	Tear Corp.	60,900	284,573
#	Temairazu, Inc.	5,400	187,543
	Tenpos Holdings Co., Ltd.	27,600	515,048
	T-Gaia Corp.	157,400	2,976,113
	Tigers Polymer Corp.	87,800	367,421
	Toa Corp.	183,900	1,365,207
#	Toabo Corp.	45,799	196,328
	Tokai Rika Co., Ltd.	306,800	3,792,887
	Token Corp.	50,150	3,710,321
#*	Tokyo Base Co., Ltd.	109,300	235,501
#	Tokyo Dome Corp.	537,700	3,596,599
#	Tokyo Individualized Educational Institute, Inc.	78,300	329,805
#	Tokyo Radiator Manufacturing Co., Ltd.	24,300	122,563
	Tokyotokeiba Co., Ltd.	76,000	1,975,541
#	Tokyu Recreation Co., Ltd.	19,600	750,379
#	Tomy Co., Ltd.	641,393	4,501,235
	Topre Corp.	253,700	2,801,301
#	Toridoll Holdings Corp.	331,800	3,540,698
#	Torikizoku Co., Ltd.	27,900	417,645
	Tosho Co., Ltd.	122,000	1,118,901
#	Toyo Tire Corp.	381,400	4,359,958
	TPR Co., Ltd.	169,600	1,802,418
	Treasure Factory Co., Ltd.	10,300	57,447
	TS Tech Co., Ltd.	120,400	2,828,665
	TSI Holdings Co., Ltd.	459,295	1,679,369
	Tsukada Global Holdings, Inc.	95,600	299,625
#	Tsukamoto Corp. Co., Ltd.	19,000	185,055
	Tsutsumi Jewelry Co., Ltd.	54,700	875,950
*	Umenohana Co., Ltd.	22,200	296,343
	Unipres Corp.	298,800	2,654,152
	United Arrows, Ltd.	164,000	2,466,381
#*	Unitika, Ltd.	265,600	659,282
#*	VIA Holdings, Inc.	153,400	699,013
	Village Vanguard Co., Ltd.	35,500	287,511
#*	Visionary Holdings Co., Ltd.	50,109	131,696
	VT Holdings Co., Ltd.	607,500	1,644,495
	Wacoal Holdings Corp.	317,400	6,869,099
	Waseda Academy Co., Ltd.	28,300	238,413
#	WATAMI Co., Ltd.	165,400	1,429,418
	Watts Co., Ltd.	52,100	284,421

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Weds Co., Ltd.	14,500	$59,660
	World Co., Ltd.	800	11,112
	Xebio Holdings Co., Ltd.	194,800	1,603,657
	Yachiyo Industry Co., Ltd.	54,900	202,234
#	Yagi & Co., Ltd.	18,600	237,422
#	Yamato International, Inc.	100,500	260,659
#	Yasunaga Corp.	54,500	499,706
	Yellow Hat, Ltd.	258,200	3,579,165
#	Yomiuri Land Co., Ltd.	31,500	959,205
#	Yondoshi Holdings, Inc.	121,420	2,183,249
#	Yorozu Corp.	148,900	1,449,030
#	Yoshinoya Holdings Co., Ltd.	293,700	5,663,684
#	Yossix Co., Ltd.	22,600	383,464
	Yutaka Giken Co., Ltd.	8,700	104,725
	Zojirushi Corp.	5,000	68,195

TOTAL CONSUMER DISCRETIONARY			482,045,918

CONSUMER STAPLES — (8.0%)
#	Aeon Hokkaido Corp.	230,800	1,580,666
	AFC-HD AMS Life Science Co., Ltd.	48,300	275,435
	Ain Holdings, Inc.	8,300	487,875
	Albis Co., Ltd.	38,700	737,904
	Arcs Co., Ltd.	292,900	5,262,004
	Artnature, Inc.	130,100	775,801
	Axial Retailing, Inc.	120,300	4,412,822
	Belc Co., Ltd.	78,700	4,185,600
#	Bourbon Corp.	50,700	809,968
#	Bull-Dog Sauce Co., Ltd.	3,000	30,777
#	Cawachi, Ltd.	55,400	1,215,782
#	C’BON COSMETICS Co., Ltd.	10,800	204,547
	Chubu Shiryo Co., Ltd.	169,300	2,259,206
	Chuo Gyorui Co., Ltd.	9,800	225,633
	cocokara fine, Inc.	147,860	7,662,578
#	Como Co., Ltd.	2,600	57,441
#	Cota Co., Ltd.	92,643	1,054,894
	Create SD Holdings Co., Ltd.	175,000	4,377,756
	Daikokutenbussan Co., Ltd.	42,000	1,184,896
	Delica Foods Holdings Co., Ltd.	66,700	407,932
	DyDo Group Holdings, Inc.	58,800	1,984,660
	Earth Corp.	27,400	1,450,364
	Ebara Foods Industry, Inc.	27,900	559,331
	Eco’s Co., Ltd.	49,200	758,193
#	Ensuiko Sugar Refining Co., Ltd.	86,200	156,081
	Feed One Co., Ltd.	852,640	1,189,619
#*	First Baking Co., Ltd.	12,000	102,335
	Fujicco Co., Ltd.	139,400	2,508,544
	Fujiya Co., Ltd.	67,800	1,293,515
#	G-7 Holdings, Inc.	85,300	1,821,889
#	Genky DrugStores Co., Ltd.	53,900	1,028,844
#	HABA Laboratories, Inc.	16,100	690,610
	Hagoromo Foods Corp.	19,500	501,003
	Halows Co., Ltd.	55,900	1,410,253
	Hayashikane Sangyo Co., Ltd.	29,400	151,361
	Heiwado Co., Ltd.	216,500	3,810,264
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	610,296
	Hokuto Corp.	173,900	3,037,376
	Ichimasa Kamaboko Co., Ltd.	37,500	333,346
#	Imuraya Group Co., Ltd.	60,500	1,010,331
	Inageya Co., Ltd.	53,600	783,948

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Itochu-Shokuhin Co., Ltd.	36,700	$1,484,958
#	Itoham Yonekyu Holdings, Inc.	298,500	1,756,376
	Iwatsuka Confectionery Co., Ltd.	7,200	215,550
	JM Holdings Co., Ltd.	71,100	1,452,267
	J-Oil Mills, Inc.	72,300	3,054,592
#	Kadoya Sesame Mills, Inc.	15,600	531,407
#	Kakiyasu Honten Co., Ltd.	56,900	1,209,980
#	Kameda Seika Co., Ltd.	93,400	4,276,415
#	Kaneko Seeds Co., Ltd.	41,300	513,009
	Kanemi Co., Ltd.	3,700	95,476
	Kansai Super Market, Ltd.	89,900	849,513
	Kato Sangyo Co., Ltd.	183,400	5,767,554
	Kenko Mayonnaise Co., Ltd.	88,100	1,656,712
	Key Coffee, Inc.	20,000	425,548
#	Kirindo Holdings Co., Ltd.	45,900	730,077
#	Kitanotatsujin Corp.	258,100	1,253,513
#	Kotobuki Spirits Co., Ltd.	61,900	2,780,132
	Kusuri no Aoki Holdings Co., Ltd.	39,300	3,273,000
#	Kyokuyo Co., Ltd.	69,599	1,639,709
#	Lacto Japan Co., Ltd.	30,600	940,559
	Life Corp.	132,200	3,636,666
	Marudai Food Co., Ltd.	149,400	2,696,876
#	Maruha Nichiro Corp.	197,607	4,123,539
	Maxvalu Tokai Co., Ltd.	45,200	806,435
#	Medical System Network Co., Ltd.	166,500	665,611
	Megmilk Snow Brand Co., Ltd.	245,200	5,569,500
#	Meito Sangyo Co., Ltd.	67,200	834,661
	Milbon Co., Ltd.	154,752	7,792,719
	Ministop Co., Ltd.	100,600	1,357,120
	Mitsubishi Shokuhin Co., Ltd.	117,300	3,003,066
	Mitsui Sugar Co., Ltd.	122,470	2,354,736
	Miyoshi Oil & Fat Co., Ltd.	50,600	515,620
	Morinaga Milk Industry Co., Ltd.	247,900	9,561,913
#	Morozoff, Ltd.	19,500	940,342
	Nagatanien Holdings Co., Ltd.	82,300	1,692,683
#	Nakamuraya Co., Ltd.	28,700	1,047,224
#	Natori Co., Ltd.	67,800	1,078,053
#	Nichimo Co., Ltd.	17,000	256,732
	Nihon Chouzai Co., Ltd.	94,520	1,447,371
#	Niitaka Co., Ltd.	2,860	80,002
	Nippon Beet Sugar Manufacturing Co., Ltd.	71,600	1,139,613
#	Nippon Flour Mills Co., Ltd.	408,500	6,379,775
#	Nippon Suisan Kaisha, Ltd.	1,703,900	7,498,381
	Nishimoto Co., Ltd.	11,300	211,064
	Nisshin Oillio Group, Ltd. (The)	192,700	6,485,250
#	Nissin Sugar Co., Ltd.	114,300	2,121,444
#	Nitto Fuji Flour Milling Co., Ltd	8,100	435,623
	Noevir Holdings Co., Ltd.	45,100	2,293,600
	Oenon Holdings, Inc.	390,300	1,417,742
#	OIE Sangyo Co., Ltd.	22,000	303,311
	Okuwa Co., Ltd.	173,800	2,784,771
#	Olympic Group Corp.	52,200	298,607
#	OUG Holdings, Inc.	19,800	491,057
	Pickles Corp.	23,800	474,408
	Plant Co., Ltd.	7,500	31,889
	Prima Meat Packers, Ltd.	216,000	4,890,060
	Qol Holdings Co., Ltd.	165,300	2,019,849
	Retail Partners Co., Ltd.	107,600	630,836
#	Riken Vitamin Co., Ltd.	159,000	3,229,618

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Rock Field Co., Ltd.	127,100	$1,726,862
	Rokko Butter Co., Ltd.	88,900	1,122,964
	S Foods, Inc.	116,762	2,411,938
#	S&B Foods, Inc.	42,798	1,628,211
#	Sagami Rubber Industries Co., Ltd.	62,300	808,169
#	San-A Co., Ltd.	124,600	5,183,503
	Sapporo Holdings, Ltd.	314,800	5,789,937
	Sato Foods Co., Ltd.	800	26,541
	Satudora Holdings Co., Ltd.	1,300	22,942
	Shinobu Foods Products Co., Ltd.	1,600	9,119
	Shoei Foods Corp.	75,600	2,757,845
#	Showa Sangyo Co., Ltd.	139,700	4,157,855
#	Soiken Holdings, Inc.	24,200	84,292
#	ST Corp.	13,800	204,836
	Starzen Co., Ltd.	51,000	2,096,063
#	Takara Holdings, Inc.	11,400	85,145
#	Toho Co., Ltd.	50,700	787,861
	Tohto Suisan Co., Ltd.	17,599	423,480
	Torigoe Co., Ltd. (The)	95,900	773,376
#	Toyo Sugar Refining Co., Ltd.	15,700	170,156
	Transaction Co., Ltd.	89,700	677,075
#	United Super Markets Holdings, Inc.	409,100	3,641,739
	Valor Holdings Co., Ltd.	283,500	5,033,583
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,374,534
#	Watahan & Co., Ltd.	48,700	715,974
#	Yaizu Suisankagaku Industry Co., Ltd.	62,100	553,198
#	YAKUODO Holdings Co., Ltd.	70,500	1,575,288
	Yamami Co	1,200	18,911
#	YA-MAN, Ltd.	149,500	919,708
	Yamatane Corp.	67,600	692,150
#	Yamaya Corp.	27,400	510,976
	Yamazawa Co., Ltd.	11,800	172,663
	Yaoko Co., Ltd.	10,100	624,176
#	Yokohama Reito Co., Ltd.	350,800	2,999,824
#	Yomeishu Seizo Co., Ltd.	52,300	954,621
#	Yuasa Funashoku Co., Ltd.	14,300	400,024
	Yutaka Foods Corp.	3,900	59,516

TOTAL CONSUMER STAPLES			240,100,849

ENERGY — (1.2%)
#	BP Castrol K.K	48,700	515,808
#	Cosmo Energy Holdings Co., Ltd.	344,800	4,812,116
	Fuji Kosan Co., Ltd.	33,100	113,775
	Fuji Oil Co., Ltd.	453,000	791,158
	Itochu Enex Co., Ltd.	377,700	2,935,083
#	Iwatani Corp.	272,400	9,120,835
	Japan Oil Transportation Co., Ltd.	16,600	409,753
	Japan Petroleum Exploration Co., Ltd.	268,300	4,396,993
	Mitsuuroko Group Holdings Co., Ltd.	212,900	2,226,572
	Modec, Inc.	128,800	1,546,258
#	Nippon Coke & Engineering Co., Ltd.	762,100	432,075
	Sala Corp.	336,900	1,732,986
	San-Ai Oil Co., Ltd.	403,700	4,184,991
#	Sinanen Holdings Co., Ltd.	56,900	1,383,917
	Toa Oil Co., Ltd.	51,000	905,607
	Toyo Kanetsu K.K	61,900	1,106,384

TOTAL ENERGY			36,614,311

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (8.5%)
	77 Bank, Ltd. (The)	442,352	$5,681,994
#	Advance Create Co., Ltd.	36,900	576,340
	Aichi Bank, Ltd. (The)	68,800	2,018,674
#*	Aiful Corp.	1,614,500	3,606,855
#	Aizawa Securities Co., Ltd.	260,700	1,819,158
	Akatsuki Corp.	112,400	277,756
	Akita Bank, Ltd. (The)	116,540	1,676,528
#	Aomori Bank, Ltd. (The)	138,500	3,349,805
#	Asax Co., Ltd.	9,300	50,203
#	Awa Bank, Ltd. (The)	260,500	5,490,531
	Bank of Iwate, Ltd. (The)	117,200	2,905,706
#	Bank of Kochi, Ltd. (The)	54,300	320,169
#	Bank of Nagoya, Ltd. (The)	92,730	2,240,667
	Bank of Okinawa, Ltd. (The)	163,760	4,774,056
	Bank of Saga, Ltd. (The)	107,100	1,137,066
	Bank of the Ryukyus, Ltd.	237,880	2,329,962
#	Bank of Toyama, Ltd. (The)	14,500	250,392
	Chiba Kogyo Bank, Ltd. (The)	403,000	941,249
#	Chugoku Bank, Ltd. (The)	479,600	4,254,249
	Chukyo Bank, Ltd. (The)	79,500	1,600,463
	Daishi Hokuetsu Financial Group, Inc.	293,700	6,382,597
	Daito Bank, Ltd. (The)	67,600	356,560
	DSB Co., Ltd.	61,300	309,103
#	eGuarantee, Inc.	215,600	3,144,137
	Ehime Bank, Ltd. (The)	241,700	2,620,583
#	Entrust, Inc.	26,300	127,762
	FIDEA Holdings Co., Ltd.	1,258,300	1,189,545
#	Financial Products Group Co., Ltd.	276,600	1,396,544
#	First Bank of Toyama, Ltd. (The)	294,300	802,801
#*	First Brothers Co., Ltd.	31,900	207,878
#	Fukui Bank, Ltd. (The)	167,100	2,340,611
#	Fukushima Bank, Ltd. (The)	195,500	288,031
	Fuyo General Lease Co., Ltd.	143,700	7,274,975
	GCA Corp.	118,000	613,447
#	GMO Financial Holdings, Inc.	252,300	1,069,329
	Gunma Bank, Ltd. (The)	1,748,540	5,277,637
	Hachijuni Bank, Ltd. (The)	493,000	1,776,207
#*	Hirose Tusyo, Inc.	20,800	308,932
#	Hiroshima Bank, Ltd. (The)	1,286,900	5,358,325
	Hokkoku Bank, Ltd. (The)	171,100	5,342,167
#	Hokuhoku Financial Group, Inc.	920,400	8,196,200
	Hyakugo Bank, Ltd. (The)	1,619,109	4,528,737
	Hyakujushi Bank, Ltd. (The)	168,100	3,044,992
	Ichiyoshi Securities Co., Ltd.	296,600	1,222,608
	IwaiCosmo Holdings, Inc.	142,100	1,235,363
#	Iyo Bank, Ltd. (The)	771,818	3,881,022
#	J Trust Co., Ltd.	470,800	978,617
	Jaccs Co., Ltd.	165,100	2,799,793
*	Jafco Co., Ltd.	239,900	6,237,008
*	Japan Asia Investment Co., Ltd.	93,300	152,691
#	Japan Investment Adviser Co., Ltd.	70,300	404,564
	Japan Securities Finance Co., Ltd.	782,100	3,568,084
	Jimoto Holdings, Inc.	1,028,500	864,481
	Juroku Bank, Ltd. (The)	223,000	3,889,213
	Kansai Mirai Financial Group, Inc.	4,000	14,382
	Keiyo Bank, Ltd. (The)	772,100	3,800,194
	Kita-Nippon Bank, Ltd. (The)	53,706	977,020
	Kiyo Bank, Ltd. (The)	475,390	7,021,575
*	Kosei Securities Co., Ltd. (The)	6,499	31,607

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Kyokuto Securities Co., Ltd.	176,600	$952,979
#	Kyushu Financial Group, Inc.	1,308,027	4,980,429
#	Kyushu Leasing Service Co., Ltd.	34,000	140,404
*	M&A Capital Partners Co., Ltd.	76,800	1,828,921
#	Marusan Securities Co., Ltd.	404,100	1,697,289
	Mercuria Investment Co., Ltd.	70,500	353,641
#	Michinoku Bank, Ltd. (The)	319,098	3,520,716
#	Mito Securities Co., Ltd.	417,900	734,953
	Miyazaki Bank, Ltd. (The)	120,200	2,646,576
#	Mizuho Leasing Co., Ltd.	214,800	4,190,716
#	Monex Group, Inc.	1,209,600	1,906,196
#	Money Partners Group Co., Ltd.	149,100	256,388
	Morningstar Japan KK	11,800	37,961
	Musashino Bank, Ltd. (The)	230,600	2,922,844
#	Nagano Bank, Ltd. (The)	58,399	607,066
	Nanto Bank, Ltd. (The)	213,500	4,397,417
	NEC Capital Solutions, Ltd.	71,000	1,206,612
#	NFC Holdings, Inc.	4,200	71,648
	Nishi-Nippon Financial Holdings, Inc.	903,200	5,066,683
	North Pacific Bank, Ltd.	2,079,000	3,913,771
#*	OAK Capital Corp.	319,800	218,841
	Ogaki Kyoritsu Bank, Ltd. (The)	271,800	5,457,625
	Oita Bank, Ltd. (The)	94,099	1,656,431
#	Okasan Securities Group, Inc.	1,286,700	4,057,481
#	Ricoh Leasing Co., Ltd.	109,500	2,874,131
	San ju San Financial Group, Inc.	126,510	1,747,988
	San-In Godo Bank, Ltd. (The)	1,033,700	5,200,982
#*	Sawada Holdings Co., Ltd.	152,200	1,270,767
	Senshu Ikeda Holdings, Inc.	1,798,400	2,711,240
#	Shiga Bank, Ltd. (The)	331,300	7,843,484
#	Shikoku Bank, Ltd. (The)	392,900	3,098,523
*	Shimane Bank, Ltd. (The)	29,800	122,312
	Shimizu Bank, Ltd. (The)	54,600	931,540
	Sparx Group Co., Ltd.	686,300	1,056,470
	Strike Co., Ltd.	46,000	1,491,155
#	Taiko Bank, Ltd. (The)	41,800	558,886
	Tochigi Bank, Ltd. (The)	759,500	1,089,964
	Toho Bank, Ltd. (The)	1,410,200	3,523,836
	Tohoku Bank, Ltd. (The)	70,400	568,935
	Tokai Tokyo Financial Holdings, Inc.	1,518,200	3,443,083
	Tokyo Kiraboshi Financial Group, Inc.	224,738	2,361,500
	Tomato Bank, Ltd.	54,500	528,697
	TOMONY Holdings, Inc.	974,950	3,230,468
	Tottori Bank, Ltd. (The)	67,800	704,461
	Towa Bank, Ltd. (The)	184,000	1,067,643
#	Toyo Securities Co., Ltd.	526,700	642,837
*	Traders Holdings Co., Ltd.	68,600	46,052
	Tsukuba Bank, Ltd.	402,600	633,027
	Yamagata Bank, Ltd. (The)	201,400	2,471,784
	Yamaguchi Financial Group, Inc.	1,055,072	5,948,945
	Yamanashi Chuo Bank, Ltd. (The)	245,500	1,668,503

TOTAL FINANCIALS			253,997,946

HEALTH CARE — (5.0%)
#	Advantage Risk Management Co., Ltd.	38,800	215,745
	As One Corp.	39,668	3,503,731
	ASKA Pharmaceutical Co., Ltd.	180,200	1,824,075
#	Biofermin Pharmaceutical Co., Ltd.	28,700	628,746
	BML, Inc.	191,200	5,135,881

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Carenet, Inc.	25,600	$142,636
#	Charm Care Corp. KK	57,500	404,449
	CMIC Holdings Co., Ltd.	84,900	1,126,606
	Create Medic Co., Ltd.	38,700	400,738
#	Daiken Medical Co., Ltd.	115,900	701,950
	Daito Pharmaceutical Co., Ltd.	78,380	2,145,251
#	Dvx, Inc.	47,300	398,716
#	Eiken Chemical Co., Ltd.	237,100	4,328,745
	Elan Corp.	86,100	1,146,674
	EM Systems Co., Ltd.	267,200	2,223,416
	EPS Holdings, Inc.	243,000	2,528,136
	FALCO HOLDINGS Co., Ltd.	65,300	1,069,063
	FINDEX, Inc.	94,500	593,201
	Fuji Pharma Co., Ltd.	112,200	1,259,059
#	Fukuda Denshi Co., Ltd.	57,200	4,440,417
	Fuso Pharmaceutical Industries, Ltd.	48,000	928,833
	Hogy Medical Co., Ltd.	116,900	3,651,868
#	I’rom Group Co., Ltd.	31,800	384,015
	Iwaki & Co., Ltd.	167,800	668,541
*	Japan Animal Referral Medical Center Co., Ltd.	9,600	136,252
	Japan Lifeline Co., Ltd.	443,100	5,552,175
#	Japan Medical Dynamic Marketing, Inc.	112,500	1,698,342
	Jeol, Ltd.	266,300	6,437,843
	JMS Co., Ltd.	96,557	778,320
	Kanamic Network Co., Ltd.	106,000	508,564
	Kawasumi Laboratories, Inc.	94,480	850,367
	Kissei Pharmaceutical Co., Ltd.	207,700	5,324,913
#	KYORIN Holdings, Inc.	295,900	6,042,413
#	Linical Co., Ltd.	84,600	636,790
#*	Medical Data Vision Co., Ltd.	152,500	927,180
#	Medius Holdings Co., Ltd.	67,100	518,926
#*	MedPeer, Inc.	31,500	414,709
	Menicon Co., Ltd.	192,800	8,602,826
#	Miraca Holdings, Inc.	435,200	9,170,951
	Mizuho Medy Co., Ltd.	22,400	297,478
	Mochida Pharmaceutical Co., Ltd.	32,698	1,262,882
#	N Field Co., Ltd.	43,100	148,597
	Nakanishi, Inc.	166,000	2,198,599
	NichiiGakkan Co., Ltd.	287,200	2,737,500
	Nichi-iko Pharmaceutical Co., Ltd.	366,450	4,851,443
#	Nippon Chemiphar Co., Ltd.	17,100	391,395
	Nipro Corp.	546,500	6,428,421
#	Nissui Pharmaceutical Co., Ltd.	88,400	1,006,491
#	Paramount Bed Holdings Co., Ltd.	149,800	6,192,091
	Rion Co., Ltd.	64,500	1,349,584
#	Seed Co., Ltd.	83,700	628,214
	Seikagaku Corp.	257,300	2,670,559
#	Shin Nippon Biomedical Laboratories, Ltd.	41,600	202,482
#	Shofu, Inc.	69,200	1,127,102
	Software Service, Inc.	22,400	1,617,062
#	Solasto Corp.	350,700	3,253,692
	St-Care Holding Corp.	92,900	323,572
#	Taiko Pharmaceutical Co., Ltd.	26,100	376,050
	Techno Medica Co., Ltd.	17,900	310,801
	Toho Holdings Co., Ltd	202,400	4,236,902
	Tokai Corp.	159,300	4,325,114
	Torii Pharmaceutical Co., Ltd.	120,800	3,024,734
#	Towa Pharmaceutical Co., Ltd.	203,800	4,259,970
	Tsukui Corp.	408,900	1,555,149

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	Uchiyama Holdings Co., Ltd.	26,400	$78,056
#	UNIMAT Retirement Community Co., Ltd.	27,300	219,560
#	Value HR Co., Ltd.	46,400	583,643
#	Vital KSK Holdings, Inc.	320,100	3,249,848
#*	Wakamoto Pharmaceutical Co., Ltd.	112,300	239,849
	WIN-Partners Co., Ltd.	125,600	1,139,488

TOTAL HEALTH CARE			147,737,391

INDUSTRIALS — (28.4%)
	A&A Material Corp.	26,000	278,953
#	Abist Co., Ltd.	19,600	315,354
	Advan Co., Ltd.	176,800	1,778,450
#	Advanex, Inc.	22,099	287,267
	Aeon Delight Co., Ltd.	90,100	2,745,643
	Aichi Corp.	260,200	1,631,199
	Aida Engineering, Ltd.	353,300	2,234,867
#	Airtech Japan, Ltd.	22,000	196,004
	Ajis Co., Ltd.	31,200	564,908
	Alconix Corp.	168,500	1,673,799
	Alinco, Inc.	91,100	785,142
	Alps Logistics Co., Ltd.	111,600	663,838
	Altech Co., Ltd.	10,900	18,441
	Altech Corp.	121,570	1,638,662
	Anest Iwata Corp.	239,700	2,201,814
*	Arrk Corp.	532,000	356,791
	Asahi Diamond Industrial Co., Ltd.	374,300	1,605,467
#	Asahi Kogyosha Co., Ltd.	29,700	871,297
#	Asanuma Corp.	48,000	1,673,144
#	Asukanet Co., Ltd.	56,500	484,200
	Bando Chemical Industries, Ltd.	259,600	1,506,584
	BayCurrent Consulting, Inc.	99,500	4,662,865
	Bell System24 Holdings, Inc.	258,700	2,684,458
	BeNEXT Group, Inc.	122,100	575,324
#	Br Holdings Corp.	194,000	903,527
#	Bunka Shutter Co., Ltd.	410,200	2,986,572
	Canare Electric Co., Ltd.	20,300	302,488
	Career Design Center Co., Ltd.	23,900	167,575
	Central Glass Co., Ltd	240,200	4,153,147
	Central Security Patrols Co., Ltd	.57,500	2,066,806
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,260,597
	Chiyoda Integre Co., Ltd.	73,200	1,085,470
	Chodai Co., Ltd.	3,900	28,408
	Chori Co., Ltd.	82,100	1,165,557
	Chudenko Corp.	230,700	4,688,241
	Chugai Ro Co., Ltd.	41,200	558,407
#	Chuo Warehouse Co., Ltd.	21,000	234,994
	CKD Corp.	13,200	177,923
	CMC Corp.	14,600	194,272
	Comany, Inc.	4,700	40,285
	Cosel Co., Ltd.	173,200	1,570,345
	Creek & River Co., Ltd.	57,400	397,039
	CTI Engineering Co., Ltd	.72,000	1,109,850
#	CTS Co., Ltd.	195,800	987,831
	Dai-Dan Co., Ltd.	108,800	2,921,637
#	Daido Kogyo Co., Ltd.	50,400	322,451
	Daihatsu Diesel Manufacturing Co., Ltd.	126,300	464,697
	Daihen Corp.	151,400	4,042,353
	Daiho Corp.	121,500	2,531,405
	Dai-Ichi Cutter Kogyo K.K	22,000	327,894

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Daiichi Jitsugyo Co., Ltd.	62,300	$1,968,529
	Daiichi Kensetsu Corp.	31,000	491,762
	Daiki Axis Co., Ltd.	41,900	286,626
	Daiohs Corp.	22,100	210,139
	Daiseki Co., Ltd.	276,163	5,847,614
	Daiseki Eco. Solution Co., Ltd.	11,759	88,678
#	Daisue Construction Co., Ltd.	57,700	408,669
	Daiwa Industries, Ltd.	233,600	2,022,457
	Denyo Co., Ltd.	119,700	2,123,408
#	DMG Mori Co., Ltd.	670,800	5,563,168
#	DMW Corp.	4,800	93,487
#	Duskin Co., Ltd.	331,300	8,715,216
#	Ebara Jitsugyo Co., Ltd.	39,900	808,551
	Eidai Co., Ltd.	210,900	539,740
	Endo Lighting Corp.	29,600	160,142
#	en-japan, Inc.	53,900	1,001,411
	Enshu, Ltd.	35,099	293,908
	EPCO Co., Ltd.	20,200	153,775
	ERI Holdings Co., Ltd.	1,500	8,473
#*	Escrow Agent Japan, Inc.	136,700	193,741
	F&M Co., Ltd.	41,700	405,995
*	FDK Corp.	47,198	206,455
#	Freund Corp.	75,600	329,073
	Fudo Tetra Corp.	124,480	1,472,532
#	Fuji Corp.	477,000	7,224,544
#	Fuji Die Co., Ltd.	61,100	340,492
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	16,383
	Fujikura, Ltd.	1,800,400	5,163,369
#	Fujimak Corp.	12,600	75,904
	Fujisash Co., Ltd.	662,800	415,577
	Fujitec Co., Ltd.	413,100	5,282,216
	Fukuda Corp.	67,800	2,639,617
	Fukushima Galilei Co., Ltd.	96,600	3,018,196
	Fukuvi Chemical Industry Co., Ltd.	10,600	38,617
	Fukuyama Transporting Co., Ltd.	73,157	2,603,231
#	FULLCAST Holdings Co., Ltd.	145,500	1,664,035
	Funai Soken Holdings, Inc.	270,970	5,354,515
	Furukawa Co., Ltd.	227,900	2,224,534
#	Furukawa Electric Co., Ltd.	350,100	6,308,205
#	Furusato Industries, Ltd.	66,800	889,135
	Futaba Corp.	258,900	2,509,747
	Gecoss Corp.	98,900	715,774
#	Giken, Ltd.	82,700	2,692,530
	Glory, Ltd.	276,455	6,351,981
#*	Grace Technology, Inc.	54,300	1,280,515
#	GS Yuasa Corp.	387,099	5,180,418
	Hamakyorex Co., Ltd.	126,600	3,074,211
	Hanwa Co., Ltd.	266,400	4,124,893
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	68,217
	Hazama Ando Corp.	1,473,200	9,338,207
#	Helios Techno Holding Co., Ltd.	131,100	381,742
	Hibiya Engineering, Ltd.	138,500	2,474,911
#	Hirakawa Hewtech Corp.	81,000	658,145
#	Hirano Tecseed Co., Ltd.	68,400	681,657
	Hirata Corp.	4,200	176,851
	Hisaka Works, Ltd.	163,300	1,105,760
	Hitachi Zosen Corp.	1,251,679	3,999,192
	Hito Communications Holdings, Inc.	43,900	373,894
#	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	23,900	117,308

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Hokuetsu Industries Co., Ltd.	159,000	$1,580,577
#	Hokuriku Electrical Construction Co., Ltd.	81,500	683,623
#	Hosokawa Micron Corp.	50,100	2,209,136
	Howa Machinery, Ltd.	62,700	361,086
	HyAS&Co, Inc.	30,100	45,369
#	Ichikawa Co., Ltd.	1,000	12,805
#	Ichiken Co., Ltd.	35,400	393,769
	Ichinen Holdings Co., Ltd.	155,600	1,651,630
#	Idec Corp.	223,500	2,814,508
#	Ihara Science Corp.	52,200	554,603
	Iino Kaiun Kaisha, Ltd.	630,600	1,801,016
	Inaba Denki Sangyo Co., Ltd.	390,200	8,290,377
	Inaba Seisakusho Co., Ltd.	62,800	741,201
	Inabata & Co., Ltd.	326,900	3,547,463
	Insource Co., Ltd.	56,375	1,259,584
	Inui Global Logistics Co., Ltd.	125,580	1,441,831
	IR Japan Holdings, Ltd.	55,800	2,984,850
	Iseki & Co., Ltd.	129,600	1,353,471
	Ishii Iron Works Co., Ltd.	11,000	218,352
	Isolite Insulating Products Co., Ltd.	48,000	195,616
	Itoki Corp.	228,600	669,603
#	Iwaki Co., Ltd.	41,000	323,317
	Iwasaki Electric Co., Ltd.	35,800	421,012
	JAC Recruitment Co., Ltd.	100,900	942,862
#*	Jalux, Inc.	44,100	613,689
	Jamco Corp.	73,100	472,886
#	Japan Asia Group, Ltd.	185,300	422,000
#	Japan Elevator Service Holdings Co., Ltd.	143,400	3,279,726
#	Japan Foundation Engineering Co., Ltd.	134,500	457,271
	Japan Pulp & Paper Co., Ltd.	83,400	2,902,433
#	Japan Steel Works, Ltd. (The)	421,200	5,042,262
	Japan Transcity Corp.	271,200	1,168,369
	JK Holdings Co., Ltd.	111,140	709,143
*	JMC Corp.	6,800	46,121
	Juki Corp.	185,300	934,497
	Kamei Corp.	169,900	1,589,203
	Kanaden Corp.	129,500	1,498,326
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,583,770
	Kanamoto Co., Ltd.	222,800	4,311,325
	Kandenko Co., Ltd.	400,000	3,178,979
	Kanematsu Corp.	624,125	6,363,091
	Katakura Industries Co., Ltd.	179,300	1,758,036
	Kato Works Co., Ltd.	63,300	689,378
	KAWADA TECHNOLOGIES, Inc.	42,900	2,143,935
	Kawagishi Bridge Works Co., Ltd.	8,700	153,791
	Kawanishi Warehouse Co., Ltd.	1,700	14,442
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	222,844
#*	Kawasaki Kisen Kaisha, Ltd.	567,500	4,218,354
	Kawata Manufacturing Co., Ltd.	28,600	184,191
#	Keihin Co., Ltd.	24,900	259,770
	KFC, Ltd.	8,700	134,785
#	Kimura Chemical Plants Co., Ltd.	110,800	445,131
	Kimura Unity Co., Ltd.	23,500	211,615
	King Jim Co., Ltd.	89,600	690,315
#*	Kinki Sharyo Co., Ltd. (The)	21,999	215,692
	Kintetsu World Express, Inc.	282,500	4,127,161
	Kitagawa Corp.	57,700	817,747
	Kitano Construction Corp.	26,272	616,157
	Kito Corp.	151,800	1,394,400

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Kitz Corp.	559,400	$3,362,387
	Kobayashi Metals, Ltd.	7,900	19,707
#*	Kobe Electric Railway Co., Ltd.	37,299	1,327,438
#	Kobelco Eco-Solutions Co., Ltd.	21,399	342,080
#	Koike Sanso Kogyo Co., Ltd.	14,500	271,697
	Kokusai Co., Ltd.	51,600	313,659
	Kokuyo Co., Ltd.	318,725	4,437,482
	KOMAIHALTEC, Inc.	24,900	343,141
	Komatsu Wall Industry Co., Ltd.	52,500	953,142
	Komori Corp.	378,300	2,558,992
	Kondotec, Inc.	129,900	1,112,402
	Konoike Transport Co., Ltd.	200,800	2,141,814
#*	Kosaido Co., Ltd.	212,900	1,394,639
	Kozo Keikaku Engineering, Inc.	20,700	483,597
	KRS Corp.	38,800	574,502
	Kumagai Gumi Co., Ltd.	279,700	6,437,586
	Kyodo Printing Co., Ltd.	52,500	1,319,177
#	Kyokuto Boeki Kaisha, Ltd.	45,000	539,774
	Kyokuto Kaihatsu Kogyo Co., Ltd.	225,300	2,449,886
	Kyoritsu Printing Co., Ltd.	199,200	282,098
	Kyudenko Corp.	18,600	501,134
#	Like Co., Ltd.	63,200	819,446
#	Link And Motivation, Inc.	210,200	593,795
	Lonseal Corp.	13,900	211,503
#	Maeda Corp.	930,800	6,836,471
#	Maeda Kosen Co., Ltd.	127,400	2,406,603
	Maeda Road Construction Co., Ltd.	99,200	1,851,587
	Maezawa Industries, Inc.	25,300	73,342
	Maezawa Kasei Industries Co., Ltd.	95,100	873,741
	Maezawa Kyuso Industries Co., Ltd.	71,400	1,264,192
	Makino Milling Machine Co., Ltd.	174,700	4,573,492
	Marufuji Sheet Piling Co., Ltd.	11,800	188,080
	Maruka Corp.	38,800	671,056
#	Marumae Co., Ltd.	28,300	186,321
#	Maruwa Unyu Kikan Co., Ltd.	147,800	3,330,370
#	Maruyama Manufacturing Co., Inc.	21,700	225,657
	Maruzen Co., Ltd.	66,600	1,168,294
	Maruzen Showa Unyu Co., Ltd.	80,000	1,759,598
#	Matching Service Japan Co., Ltd.	52,000	305,016
	Matsuda Sangyo Co., Ltd.	99,182	1,161,122
#	Matsui Construction Co., Ltd.	141,700	873,711
	Max Co., Ltd.	189,800	2,896,482
	Meidensha Corp.	268,110	3,993,346
	Meiji Electric Industries Co., Ltd.	54,800	693,323
	Meiji Shipping Co., Ltd.	111,000	353,915
	Meisei Industrial Co., Ltd.	291,400	1,973,091
	Meitec Corp.	204,100	8,093,924
#	Meiwa Corp.	170,200	781,388
#	Mesco, Inc.	29,800	183,285
	METAWATER Co., Ltd.	82,500	2,941,130
#	Mie Kotsu Group Holdings, Inc.	391,400	1,840,141
	Mirait Holdings Corp.	581,635	7,221,056
	Mitani Corp.	73,800	3,673,299
#	Mitani Sangyo Co., Ltd.	145,000	426,627
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	652,575
	Mitsubishi Logisnext Co., Ltd.	214,500	1,722,494
	Mitsubishi Pencil Co., Ltd.	89,700	1,177,478
	Mitsuboshi Belting, Ltd.	167,300	1,867,916
#*	Mitsui E&S Holdings Co., Ltd.	577,400	2,773,147

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Mitsui Matsushima Holdings Co., Ltd.	65,700	$532,989
	Mitsui-Soko Holdings Co., Ltd.	158,100	2,037,776
	Mitsumura Printing Co., Ltd	9,300	120,369
	Miyaji Engineering Group, Inc.	41,517	617,463
#	Mori-Gumi Co., Ltd.	69,500	152,616
	Morita Holdings Corp.	224,500	3,436,819
#	Musashi Co., Ltd.	5,000	74,884
#	NAC Co., Ltd.	76,500	557,505
	Nachi-Fujikoshi Corp.	109,000	2,916,976
#	Nadex Co., Ltd.	40,600	224,844
	Nagase & Co., Ltd.	380,600	4,473,183
	Naigai Trans Line, Ltd.	40,500	435,266
	Nakabayashi Co., Ltd.	113,400	566,046
	Nakakita Seisakusho Co., Ltd.	3,700	71,823
#	Nakamoto Packs Co., Ltd.	33,300	398,580
	Nakanishi Manufacturing Co., Ltd.	5,700	47,936
#	Nakano Corp.	110,600	371,220
	Nakano Refrigerators Co., Ltd.	200	12,459
	Namura Shipbuilding Co., Ltd.	404,128	756,130
	Narasaki Sangyo Co., Ltd.	25,400	410,324
#	Nexyz Group Corp.	58,000	523,234
#*	Nice Corp.	49,900	424,456
	Nichias Corp.	453,400	8,413,252
	Nichiban Co., Ltd.	78,100	1,078,939
	Nichiden Corp.	101,100	1,986,363
	Nichiha Corp.	194,180	3,669,084
	Nichireki Co., Ltd.	181,900	2,184,714
#	Nihon Dengi Co., Ltd.	30,200	825,278
	Nihon Flush Co., Ltd.	131,600	1,150,406
	Nikkato Corp.	53,000	286,410
	Nikkiso Co., Ltd.	332,400	2,452,324
	Nikko Co., Ltd.	179,000	1,006,631
	Nikkon Holdings Co., Ltd.	385,300	7,512,359
	Nippi, Inc.	11,900	360,227
	Nippon Air Conditioning Services Co., Ltd.	205,900	1,288,841
	Nippon Aqua Co., Ltd.	27,600	161,385
	Nippon Carbon Co., Ltd.	60,400	1,788,655
	Nippon Concept Corp.	37,000	467,907
#	Nippon Densetsu Kogyo Co., Ltd.	267,600	5,197,679
	Nippon Dry-Chemical Co., Ltd.	4,300	54,968
	Nippon Filcon Co., Ltd.	15,700	70,071
	Nippon Hume Corp.	162,400	931,794
	Nippon Kanzai Co., Ltd.	58,700	963,529
	Nippon Koei Co., Ltd.	82,500	2,242,940
	Nippon Parking Development Co., Ltd., Class C	1,446,000	1,800,138
	Nippon Rietec Co., Ltd.	12,600	182,498
	Nippon Road Co., Ltd. (The)	50,200	3,182,652
#	Nippon Seisen Co., Ltd.	23,700	652,142
*	Nippon Sharyo, Ltd.	52,499	1,325,264
#*	Nippon Sheet Glass Co., Ltd.	686,300	2,096,814
	Nippon Steel Trading Corp.	115,160	3,882,417
	Nippon Thompson Co., Ltd.	402,900	1,358,980
	Nippon Tungsten Co., Ltd.	6,699	102,756
#	Nishimatsu Construction Co., Ltd.	398,600	7,610,290
#	Nishi-Nippon Railroad Co., Ltd.	229,200	5,628,126
	Nishio Rent All Co., Ltd.	123,800	2,586,895
	Nissei ASB Machine Co., Ltd.	52,500	1,517,106
#	Nissei Corp.	38,900	363,548
#	Nissei Plastic Industrial Co., Ltd.	154,700	1,315,989

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nisshinbo Holdings, Inc.	990,480	$6,556,988
	Nissin Corp.	107,300	1,576,505
#	Nissin Electric Co., Ltd.	379,400	3,225,918
	Nitta Corp.	156,200	3,030,052
	Nitto Boseki Co., Ltd.	7,600	333,096
	Nitto Kogyo Corp.	188,900	3,000,102
	Nitto Kohki Co., Ltd.	80,100	1,258,823
	Nitto Seiko Co., Ltd.	187,500	907,948
#	Nittoc Construction Co., Ltd.	146,200	994,846
	NJS Co., Ltd.	38,100	579,247
	nms Holdings Co.	44,200	90,663
	Noda Corp.	145,500	826,381
	Nomura Co., Ltd.	604,800	4,577,827
	Noritake Co., Ltd.	70,500	2,226,341
#	Noritsu Koki Co., Ltd.	139,600	1,187,209
	Noritz Corp.	206,500	2,251,411
#	NS Tool Co., Ltd.	61,700	1,380,208
	NS United Kaiun Kaisha, Ltd.	66,600	852,753
#	NTN Corp.	2,972,200	5,135,989
	Obara Group, Inc.	90,000	1,913,332
#	Ochi Holdings Co., Ltd.	8,900	124,615
#	Odawara Engineering Co., Ltd.	4,900	58,554
	Ohba Co., Ltd.	76,500	358,856
	Ohmoto Gumi Co., Ltd.	4,100	158,890
#	Oiles Corp.	176,270	2,217,759
	Okabe Co., Ltd.	269,500	1,799,364
#	Okada Aiyon Corp.	42,800	332,588
#	Okamoto Machine Tool Works, Ltd.	21,699	338,226
	Okamura Corp.	447,100	3,565,356
#*	OKK Corp.	28,700	121,172
#	OKUMA Corp.	137,100	4,396,438
#	Okumura Corp.	233,580	4,829,534
	Onoken Co., Ltd.	125,500	1,310,650
	Organo Corp.	50,600	2,558,949
	Oriental Consultants Holdings Co., Ltd.	6,100	109,255
	Origin Co., Ltd.	27,600	362,432
	OSG Corp.	345,000	4,574,778
	OSJB Holdings Corp.	975,500	2,154,494
	Outsourcing, Inc.	811,500	3,504,673
	Oyo Corp.	145,200	1,641,465
	Paraca, Inc.	35,900	557,978
	Parker Corp.	34,000	126,664
	Pasco Corp.	11,200	154,126
#	Pasona Group, Inc.	133,000	1,054,521
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	490,729
	Penta-Ocean Construction Co., Ltd.	1,716,400	8,986,836
#	Phil Co., Inc.	10,900	269,112
	Pilot Corp.	56,100	1,856,909
	Prestige International, Inc.	765,800	5,844,270
	Pronexus, Inc.	124,000	1,189,747
#	PS Mitsubishi Construction Co., Ltd.	236,000	1,109,864
#	Punch Industry Co., Ltd	107,900	406,045
	Quick Co., Ltd.	77,900	705,762
#	Raito Kogyo Co., Ltd.	315,200	3,563,959
	Raiznext Corp.	345,600	3,893,652
#	Rasa Corp.	63,200	478,440
	Relia, Inc.	252,900	2,448,664
#	Rheon Automatic Machinery Co., Ltd.	138,400	1,511,734
#	Rix Corp.	17,300	252,971

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#*	Rozetta Corp.	22,800	$395,008
	Ryobi, Ltd.	165,240	2,014,767
#	S LINE Co., Ltd.	23,800	187,089
	Sakai Heavy Industries, Ltd.	24,500	545,725
	Sakai Moving Service Co., Ltd.	86,600	4,588,022
#*	Sanix, Inc.	146,200	379,585
#	Sanki Engineering Co., Ltd.	320,400	3,587,033
	Sanko Gosei, Ltd.	121,900	292,316
	Sanko Metal Industrial Co., Ltd.	17,700	331,853
	Sankyo Tateyama, Inc.	201,400	1,921,258
	Sanoyas Holdings Corp.	159,500	200,705
#	Sansei Technologies, Inc.	84,600	456,248
	Sansha Electric Manufacturing Co., Ltd.	66,700	287,522
	Sanyo Denki Co., Ltd.	44,100	1,759,234
	Sanyo Engineering & Construction, Inc.	70,700	365,589
	Sanyo Industries, Ltd.	9,900	155,904
	Sanyo Trading Co., Ltd.	154,300	1,173,053
	Sata Construction Co., Ltd.	91,299	274,990
	Sato Holdings Corp.	207,700	4,051,888
#	Sato Shoji Corp.	93,000	719,347
	Sawafuji Electric Co., Ltd.	1,900	22,786
	SBS Holdings, Inc.	134,100	2,165,177
#	SEC Carbon, Ltd.	10,900	622,112
#	Secom Joshinetsu Co., Ltd.	32,800	1,028,628
	Seibu Electric & Machinery Co., Ltd.	10,300	86,993
	Seika Corp.	67,000	671,354
	Seikitokyu Kogyo Co., Ltd.	211,530	1,595,856
	Sekisui Jushi Corp.	222,500	4,055,951
	Senko Group Holdings Co., Ltd.	852,800	6,597,305
#	Senshu Electric Co., Ltd.	52,100	1,162,798
	Shibusawa Warehouse Co., Ltd. (The)	62,200	1,163,695
	Shibuya Corp.	97,900	2,293,759
	Shima Seiki Manufacturing, Ltd.	209,200	2,743,290
	Shin Nippon Air Technologies Co., Ltd.	111,580	2,222,637
#	Shin-Keisei Electric Railway Co., Ltd.	43,599	880,843
	Shinki Bus Co., Ltd.	1,900	58,831
	Shinmaywa Industries, Ltd.	600,400	6,210,440
	Shinnihon Corp.	203,500	1,542,936
#	Shinsho Corp.	35,800	626,110
	Shinwa Co., Ltd.	66,200	1,060,098
#*	Shoko Co., Ltd.	37,300	212,135
	SIGMAXYZ, Inc.	124,300	1,422,478
	Sinfonia Technology Co., Ltd.	167,800	1,479,806
#	Sinko Industries, Ltd.	142,200	1,821,785
	Sintokogio, Ltd.	318,300	2,192,809
	SMS Co., Ltd.	260,900	5,031,658
#	Soda Nikka Co., Ltd.	126,500	696,671
	Sodick Co., Ltd.	211,200	1,256,497
#	Space Co., Ltd.	95,062	957,847
	S-Pool, Inc.	301,000	1,525,660
	Star Micronics Co., Ltd.	246,100	2,463,186
#	Subaru Enterprise Co., Ltd.	6,300	453,263
#	Sugimoto & Co., Ltd.	69,800	1,141,952
#	Sumiseki Holdings, Inc.	448,700	481,039
	Sumitomo Densetsu Co., Ltd.	127,200	2,602,869
#	Sumitomo Mitsui Construction Co., Ltd.	1,242,440	5,462,950
*	Sumitomo Precision Products Co., Ltd.	18,184	372,950
	Sumitomo Warehouse Co., Ltd. (The)	449,400	4,901,522
	Suzumo Machinery Co., Ltd.	2,200	23,767

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	SWCC Showa Holdings Co., Ltd.	98,700	$914,234
#	Tacmina Corp.	14,700	165,586
#	Tadano, Ltd.	745,000	5,318,162
	Taihei Dengyo Kaisha, Ltd.	116,300	2,475,416
	Taiheiyo Kouhatsu, Inc.	44,200	265,823
	Taikisha, Ltd.	184,900	5,317,270
	Taisei Oncho Co., Ltd.	14,200	222,867
#	Takadakiko Co., Ltd.	7,500	155,949
	Takagi Seiko Corp.	2,300	33,057
	Takamatsu Construction Group Co., Ltd.	107,800	2,308,642
#	Takamatsu Machinery Co., Ltd.	41,800	213,799
	Takamiya Co., Ltd.	128,600	497,427
#	Takano Co., Ltd.	61,800	434,907
	Takaoka Toko Co., Ltd.	59,620	524,098
#	Takara Printing Co., Ltd.	22,155	344,073
	Takara Standard Co., Ltd.	264,700	4,046,085
	Takasago Thermal Engineering Co., Ltd.	348,500	5,328,997
	Takashima & Co., Ltd.	26,000	351,009
	Takeei Corp.	162,900	1,174,818
	Takeuchi Manufacturing Co., Ltd.	230,900	2,847,044
#	Takigami Steel Construction Co., Ltd. (The)	5,300	210,905
	Takisawa Machine Tool Co., Ltd.	44,200	444,692
	Takuma Co., Ltd.	251,100	2,772,969
	Tanabe Consulting Co., Ltd.	1,200	13,808
#	Tanabe Engineering Corp.	39,500	244,174
	Tanseisha Co., Ltd.	243,549	1,636,967
	Tatsuta Electric Wire and Cable Co., Ltd.	315,700	1,335,553
	TECHNO ASSOCIE Co., Ltd.	56,800	421,409
#	Techno Ryowa, Ltd.	71,390	502,353
#	Techno Smart Corp.	49,500	315,712
	Teikoku Electric Manufacturing Co., Ltd.	123,200	1,494,701
	Teikoku Sen-I Co., Ltd.	108,500	2,104,317
	Tekken Corp.	93,100	2,016,517
	Tenox Corp.	22,500	146,833
	Teraoka Seisakusho Co., Ltd.	76,000	212,959
	Terasaki Electric Co., Ltd.	24,400	187,331
	Toa Corp.	117,000	1,556,933
	TOA ROAD Corp.	27,300	756,529
	Toba, Inc.	9,800	218,267
	Tobishima Corp.	148,470	1,376,686
	Tocalo Co., Ltd.	449,000	4,200,120
	Toda Corp.	536,400	3,095,790
	Toenec Corp.	58,600	1,714,017
	Togami Electric Manufacturing Co., Ltd.	17,800	246,258
	TOKAI Holdings Corp.	738,800	6,385,001
	Tokai Lease Co., Ltd.	19,300	227,225
	Tokyo Energy & Systems, Inc.	176,100	1,341,829
	Tokyo Keiki, Inc.	69,022	444,657
	Tokyo Sangyo Co., Ltd.	144,800	650,020
#	Tokyu Construction Co., Ltd.	622,900	3,271,509
	Toli Corp.	289,200	693,280
#	Tomoe Corp.	162,200	496,894
#	Tomoe Engineering Co., Ltd.	55,500	1,048,249
	Tonami Holdings Co., Ltd.	39,500	1,770,871
	Toppan Forms Co., Ltd	363,700	3,241,188
#	Torishima Pump Manufacturing Co., Ltd	142,500	998,164
#	Toshiba Machine Co., Ltd.	152,800	3,020,210
#	Totech Corp.	56,500	972,934
#	Totetsu Kogyo Co., Ltd.	186,900	5,011,008

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Totoku Electric Co., Ltd.	17,700	$396,204
	Toyo Construction Co., Ltd.	597,300	2,397,408
	Toyo Denki Seizo K.K	35,450	369,722
*	Toyo Engineering Corp.	221,078	655,588
#	Toyo Logistics Co., Ltd.	85,100	275,118
	Toyo Machinery & Metal Co., Ltd.	109,300	409,179
	Toyo Tanso Co., Ltd.	75,600	972,576
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	499,338
	Trancom Co., Ltd.	55,900	3,646,317
#	Trinity Industrial Corp.	36,000	221,817
	Trusco Nakayama Corp.	171,500	3,683,826
	Tsubaki Nakashima Co., Ltd.	309,200	1,920,864
	Tsubakimoto Chain Co.	195,840	4,423,518
#	Tsubakimoto Kogyo Co., Ltd.	28,800	950,807
#*	Tsudakoma Corp.	25,198	185,130
#	Tsugami Corp.	327,600	2,247,844
	Tsukishima Kikai Co., Ltd	210,100	2,590,038
	Tsurumi Manufacturing Co., Ltd	139,700	2,491,905
	Uchida Yoko Co., Ltd.	62,700	2,040,434
#	Ueki Corp.	32,800	772,735
	Union Tool Co.	45,500	1,063,856
	Ushio, Inc.	949,300	9,034,125
*	UT Group Co., Ltd.	198,100	2,014,298
	Utoc Corp.	102,200	503,828
	Waida Manufacturing Co., Ltd.	5,100	45,609
	Wakachiku Construction Co., Ltd.	91,100	1,016,002
	Wakita & Co., Ltd.	272,900	2,481,437
	WDB Holdings Co., Ltd.	65,900	1,281,228
	Weathernews, Inc.	38,600	1,262,787
	Will Group, Inc.	105,800	547,406
	World Holdings Co., Ltd.	39,600	448,855
	Yahagi Construction Co., Ltd.	200,200	1,438,637
	YAMABIKO Corp.	231,528	1,728,063
	YAMADA Consulting Group Co., Ltd.	78,800	693,486
#	Yamashina Corp.	224,200	109,716
#	Yamato Corp.	114,300	670,169
	Yamaura Corp.	31,200	234,468
	Yamazen Corp.	458,100	3,796,480
#	Yasuda Logistics Corp.	114,300	890,965
	Yokogawa Bridge Holdings Corp.	237,400	4,290,487
	Yondenko Corp.	27,360	632,145
	Yuasa Trading Co., Ltd.	127,400	3,351,623
#	Yuken Kogyo Co., Ltd.	24,000	317,182
#	Yumeshin Holdings Co., Ltd.	340,100	1,780,547
	Yurtec Corp.	277,500	1,572,422
	Zaoh Co., Ltd.	23,400	294,848
#	Zenitaka Corp. (The)	19,600	593,458
	Zuiko Corp.	25,900	944,405

TOTAL INDUSTRIALS			846,369,678

INFORMATION TECHNOLOGY — (12.0%)
	A&D Co., Ltd.	139,700	822,672
	Access Co., Ltd.	169,000	1,387,720
#	Ad-sol Nissin Corp.	43,000	857,693
	AGS Corp.	11,600	85,712
#	Ai Holdings Corp.	283,400	3,489,375
	Aichi Tokei Denki Co., Ltd.	18,900	717,466
	Aiphone Co., Ltd.	74,200	988,938
	Alpha Systems, Inc.	56,720	1,511,545

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Amano Corp.	113,100	$2,485,032
	AOI Electronics Co., Ltd.	31,400	564,410
#	Argo Graphics, Inc.	121,300	3,963,729
	Arisawa Manufacturing Co., Ltd.	223,500	1,653,437
	ArtSpark Holdings, Inc.	33,700	143,188
	Asahi Intelligence Service Co., Ltd.	1,300	12,117
	Avant Corp.	100,300	710,833
#	Axell Corp.	44,900	261,328
#	Azia Co., Ltd.	14,300	156,031
#*	BrainPad, Inc.	7,200	281,448
	Broadleaf Co., Ltd.	606,400	2,633,074
	Business Brain Showa-Ota, Inc.	13,800	340,895
	CAC Holdings Corp.	75,200	678,475
	Canon Electronics, Inc.	134,700	1,980,860
	Capital Asset Planning, Inc.	13,200	75,395
	CDS Co., Ltd.	15,300	160,445
#	Chino Corp.	47,400	536,893
#	Citizen Watch Co., Ltd.	1,827,200	6,446,773
#*	CMK Corp.	358,100	1,464,215
	Computer Engineering & Consulting, Ltd.	164,800	2,079,420
	Computer Institute of Japan, Ltd.	96,300	665,113
#	Comture Corp.	153,200	3,105,893
	CONEXIO Corp.	126,200	1,579,098
#	Core Corp.	45,800	500,331
	Cresco, Ltd.	83,000	1,092,590
#	Cube System, Inc.	60,600	331,455
#	Cyber Com Co., Ltd.	10,600	164,353
	Cybernet Systems Co., Ltd.	55,000	283,614
#	Cybozu, Inc.	115,500	2,025,295
	Dai-ichi Seiko Co., Ltd.	38,100	675,643
#	Daiko Denshi Tsushin, Ltd.	37,200	205,644
#	Daishinku Corp.	51,499	702,762
	Daitron Co., Ltd.	58,200	795,789
#	Daiwabo Holdings Co., Ltd.	131,300	6,279,845
*	DDS, Inc.	34,500	53,643
	Denki Kogyo Co., Ltd.	73,500	1,684,121
#	Densan System Co., Ltd.	47,900	945,536
	Dexerials Corp.	434,100	2,780,994
#	Digital Arts, Inc.	79,600	3,434,216
	Digital Garage, Inc.	141,000	4,483,625
#	Digital Hearts Holdings Co., Ltd.	99,700	671,982
#	Digital Information Technologies Corp.	40,000	463,142
#	DKK-Toa Corp.	28,300	237,122
#	Double Standard, Inc.	14,000	527,517
	DTS Corp.	309,000	5,365,108
	Ebase Co., Ltd.	59,600	404,140
	E-Guardian, Inc.	51,100	733,420
	Eizo Corp.	125,500	3,666,561
#	Elecom Co., Ltd.	141,200	4,899,162
	Elematec Corp.	122,942	873,351
	Enomoto Co., Ltd.	30,200	229,867
	Enplas Corp.	67,500	1,315,574
	ESPEC Corp.	149,700	2,263,540
	Fenwal Controls of Japan, Ltd.	20,500	187,906
#	Ferrotec Holdings Corp.	264,900	1,335,662
#*	FFRI, Inc.	22,500	393,291
	Fixstars Corp.	97,100	914,152
	Focus Systems Corp.	26,000	162,176
#	Forval Corp.	53,900	564,497

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	FTGroup Co., Ltd.	65,400	$636,723
	Fuji Soft, Inc.	98,100	3,149,392
	Fujitsu Frontech, Ltd.	86,700	812,969
	Fukui Computer Holdings, Inc.	53,500	1,077,729
	Furuno Electric Co., Ltd.	163,500	1,267,424
#	Furuya Metal Co., Ltd.	7,600	329,211
	Future Corp.	143,400	1,853,277
	Future Innovation Group, Inc.	11,900	25,262
*	Geomatec Co., Ltd.	29,900	84,873
#	GL Sciences, Inc.	46,700	423,633
#	Glosel Co., Ltd.	118,700	422,599
	GMO Cloud K.K	19,300	295,621
	GMO internet, Inc.	90,700	1,513,019
	GMO Pepabo, Inc.	7,300	92,394
*	Gunosy, Inc.	2,400	19,086
#	Hagiwara Electric Holdings Co., Ltd.	51,100	1,035,968
	Hakuto Co., Ltd.	98,700	881,291
#	Hibino Corp.	26,900	308,371
	Hioki EE Corp.	69,600	1,975,405
	Hochiki Corp.	111,400	1,404,273
#	Hokuriku Electric Industry Co., Ltd.	48,200	397,463
#	Honda Tsushin Kogyo Co., Ltd	113,800	397,535
	Hosiden Corp.	401,900	2,790,810
#	Icom, Inc.	76,600	1,803,845
#	ID Holdings Corp.	52,100	671,005
	Ikegami Tsushinki Co., Ltd.	40,799	316,147
	Ines Corp.	153,000	1,919,051
#	I-Net Corp.	80,390	982,209
	Infocom Corp.	179,300	4,096,718
	Infomart Corp.	557,800	3,670,701
	Information Services International-Dentsu, Ltd.	84,500	3,070,064
	Innotech Corp.	107,500	851,963
	Intelligent Wave, Inc.	36,600	167,494
#	Inter Action Corp.	27,600	552,184
#	I-O Data Device, Inc.	50,700	375,976
	Iriso Electronics Co., Ltd.	154,700	4,525,678
	ISB Corp.	10,800	139,582
#	Itfor, Inc.	164,700	858,051
*	Iwatsu Electric Co., Ltd.	68,500	523,500
	Japan Aviation Electronics Industry, Ltd.	360,500	4,313,906
	Japan Cash Machine Co., Ltd.	153,500	766,372
#*	Japan Display, Inc.	3,483,900	1,567,559
#	Japan Electronic Materials Corp.	51,800	386,736
	Japan Material Co., Ltd.	451,000	5,869,544
#	Jastec Co., Ltd.	68,200	616,997
	JBCC Holdings, Inc.	111,100	1,711,506
	JFE Systems, Inc.	3,100	83,808
#*	JIG-SAW, Inc.	17,300	606,168
	Kaga Electronics Co., Ltd.	123,200	1,928,382
	Kanematsu Electronics, Ltd.	89,000	2,787,891
	KEL Corp.	27,900	187,620
	Koa Corp.	172,100	1,409,926
	KSK Co., Ltd.	3,000	48,235
	Kyoden Co., Ltd.	116,100	265,213
#	Kyosan Electric Manufacturing Co., Ltd.	311,000	1,330,729
	Kyowa Electronic Instruments Co., Ltd.	129,800	493,698
	LAC Co., Ltd.	100,100	693,515
	Lecip Holdings Corp.	10,900	43,489
	Macnica Fuji Electronics Holdings, Inc.	367,550	4,515,515

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Marubun Corp.	112,200	$491,840
	Maruwa Co., Ltd.	67,500	4,085,767
	Maxell Holdings, Ltd.	359,000	3,519,590
	MCJ Co., Ltd.	514,800	2,828,596
*	Megachips Corp.	112,800	1,608,831
#	Meiko Electronics Co., Ltd.	158,100	1,934,192
	Melco Holdings, Inc.	18,600	374,326
#*	Metaps, Inc.	12,800	56,328
	Micronics Japan Co., Ltd.	179,000	1,283,662
	Mimaki Engineering Co., Ltd.	136,300	515,606
	Mimasu Semiconductor Industry Co., Ltd.	119,381	1,936,493
	Miraial Co., Ltd.	39,500	338,796
#	Miroku Jyoho Service Co., Ltd.	137,100	3,016,713
	Mitachi Co., Ltd.	17,900	89,694
	Mitsubishi Research Institute, Inc.	56,200	1,709,130
	Mitsui High-Tec, Inc.	140,100	1,453,495
#	m-up, Inc.	4,800	94,260
#	Mutoh Holdings Co., Ltd.	14,600	192,523
#	Nagano Keiki Co., Ltd.	96,400	712,388
	Nakayo, Inc.	75,100	1,004,094
	NEC Networks & System Integration Corp.	140,900	5,711,491
#	NET One Systems Co., Ltd.	142,200	2,958,847
	NF Corp.	23,700	323,749
	Nichicon Corp.	368,300	2,287,994
*	Nihon Dempa Kogyo Co., Ltd.	121,600	377,190
	Nihon Denkei Co., Ltd.	31,800	290,575
#	Nippon Chemi-Con Corp.	83,600	911,020
#	Nippon Computer Dynamics Co., Ltd.	38,600	225,043
	Nippon Electric Glass Co., Ltd.	198,936	2,649,235
#	Nippon Information Development Co., Ltd.	12,600	136,837
#	Nippon Kodoshi Corp.	55,400	460,330
	Nippon Signal Co., Ltd.	355,200	3,459,180
	Nippon Systemware Co., Ltd.	56,800	908,874
	Nissha Co., Ltd.	232,800	1,537,919
	Nohmi Bosai, Ltd.	166,300	3,068,064
	NSD Co., Ltd.	559,460	7,456,291
#	Ohara, Inc.	35,900	286,488
	Ohizumi Manufacturing Co., Ltd.	27,100	101,942
#*	Okaya Electric Industries Co., Ltd.	77,800	225,472
	Oki Electric Industry Co., Ltd.	656,000	6,132,294
#	ONO Sokki Co., Ltd.	32,200	151,630
	Optex Group Co., Ltd.	235,520	2,164,079
*	Optim Corp.	9,800	180,900
	Optorun Co., Ltd.	6,200	145,976
	Oro Co., Ltd.	15,800	385,276
	Osaki Electric Co., Ltd.	322,100	1,586,588
	Oval Corp.	35,600	70,839
	Paltek Corp.	38,500	130,405
	PCA Corp.	2,300	64,922
	PCI Holdings, Inc.	30,800	254,547
	Poletowin Pitcrew Holdings, Inc.	216,300	1,543,486
#	Pro-Ship, Inc.	41,700	414,817
#	Rakus Co., Ltd.	260,600	3,861,150
#	RECOMM Co., Ltd.	298,400	189,583
	Restar Holdings Corp.	152,700	2,111,905
	Riken Keiki Co., Ltd.	108,800	2,044,520
	Riso Kagaku Corp.	154,300	2,328,328
	Roland DG Corp.	87,300	940,049
	Rorze Corp.	54,400	1,545,864

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	RS Technologies Co., Ltd.	20,100	$389,462
#	Ryoden Corp.	109,900	1,313,708
	Ryosan Co., Ltd.	171,300	3,768,401
	Ryoyo Electro Corp.	129,200	2,460,159
	Saison Information Systems Co., Ltd.	24,800	379,009
#	Sakura Internet, Inc.	155,700	668,292
	Sanken Electric Co., Ltd.	175,700	3,404,359
	Sanshin Electronics Co., Ltd.	140,900	1,819,975
#	Satori Electric Co., Ltd.	80,880	662,178
	Saxa Holdings, Inc.	32,600	454,831
#	SB Technology Corp.	69,800	1,375,371
	Scala, Inc.	83,700	327,061
#	Seikoh Giken Co., Ltd.	22,300	392,871
*	SEMITEC Corp.	5,500	85,601
#	Shibaura Electronics Co., Ltd.	57,400	1,079,261
#	Shibaura Mechatronics Corp.	28,700	626,833
*	SHIFT, Inc.	16,200	1,048,632
	Shindengen Electric Manufacturing Co., Ltd.	53,900	1,152,206
	Shinko Electric Industries Co., Ltd.	535,400	5,099,326
	Shinko Shoji Co., Ltd.	307,100	2,522,572
	Shizuki Electric Co., Inc.	127,100	527,949
	Showa Shinku Co., Ltd.	25,400	278,046
	Sigma Koki Co., Ltd.	27,000	264,153
#	Siix Corp.	223,400	1,787,974
	SK-Electronics Co., Ltd.	47,300	409,598
#	SMK Corp.	36,699	782,880
	Softbrain Co., Ltd.	94,400	328,374
	Softcreate Holdings Corp.	56,900	873,082
	Soliton Systems K.K	36,600	404,134
#	Soshin Electric Co., Ltd.	58,400	188,999
#	Sourcenext Corp.	364,000	980,779
	SRA Holdings.	75,600	1,492,073
	Sumida Corp.	198,749	1,211,233
	Sun-Wa Technos Corp.	82,000	616,663
	Suzuki Co., Ltd.	67,100	428,645
#	System Information Co., Ltd.	54,800	305,796
	System Research Co., Ltd.	27,200	348,325
	Systemsoft Corp.	156,000	95,094
	Systena Corp.	531,900	7,187,939
	Tachibana Eletech Co., Ltd.	122,160	1,634,645
#	Takachiho Koheki Co., Ltd.	38,500	341,872
#	TAKEBISHI Corp.	53,100	648,688
#	Tamura Corp.	586,500	2,129,261
#	Tazmo Co., Ltd.	39,500	379,305
#	TDC Soft, Inc.	109,700	805,138
	TechMatrix Corp.	116,800	2,378,481
	Techno Horizon Holdings Co., Ltd.	56,700	273,949
	Tecnos Japan, Inc.	3,800	11,941
	Teikoku Tsushin Kogyo Co., Ltd.	53,800	590,706
#	Terilogy Co., Ltd.	15,600	50,091
#	TESEC Corp.	19,400	134,630
	TKC Corp.	105,300	4,727,597
	Toho System Science Co., Ltd.	2,700	22,769
	Tokyo Electron Device, Ltd.	45,600	944,421
	Tokyo Seimitsu Co., Ltd.	291,800	8,213,262
#	Tomen Devices Corp.	15,300	458,962
	Topcon Corp.	815,500	5,985,900
	Torex Semiconductor, Ltd.	45,500	428,484
	Toshiba TEC Corp.	70,300	2,204,619

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Toukei Computer Co., Ltd.	5,010	$174,961
	Towa Corp.	159,000	1,085,021
	Toyo Corp.	161,900	1,451,583
*	Transcosmos, Inc.	600	10,611
#	Tri Chemical Laboratories, Inc.	31,400	2,106,270
#	Tsuzuki Denki Co., Ltd	42,800	435,914
#	Ubicom Holdings, Inc.	12,500	159,838
	Ulvac, Inc.	210,700	4,988,586
*	UMC Electronics Co., Ltd.	52,700	108,403
#*	Uniden Holdings Corp.	42,400	714,297
	UNIRITA, Inc.	4,600	67,442
#	UNITED, Inc.	24,200	179,063
#	V Technology Co., Ltd.	69,600	1,994,649
	VINX Corp.	11,500	73,664
	Wacom Co., Ltd.	1,103,500	3,223,132
	YAC Holdings Co., Ltd.	70,800	267,911
#*	Yamaha Motor Robotics Holdings Co., Ltd.	88,400	606,922
#	Yamaichi Electronics Co., Ltd.	154,400	1,953,588
	Yashima Denki Co., Ltd.	131,200	998,130
#	Yokowo Co., Ltd.	105,200	2,104,366
	Zuken, Inc.	3,000	63,627

TOTAL INFORMATION TECHNOLOGY			358,376,720

MATERIALS — (10.2%)
	Achilles Corp.	103,500	1,669,927
	ADEKA Corp.	654,200	8,145,362
#	Agro-Kanesho Co., Ltd.	1,300	18,363
	Aichi Steel Corp.	79,200	2,293,938
	Arakawa Chemical Industries, Ltd.	127,100	1,405,183
	Araya Industrial Co., Ltd.	25,200	246,484
	Asahi Holdings, Inc.	282,250	5,917,920
	Asahi Printing Co., Ltd.	25,700	219,834
	Asahi Yukizai Corp.	98,600	1,267,227
	Asahipen Corp.	2,100	32,215
	Asia Pile Holdings Corp.	220,000	814,660
	C Uyemura & Co., Ltd.	35,900	1,947,090
	Carlit Holdings Co., Ltd.	139,400	597,473
	Chuetsu Pulp & Paper Co., Ltd.	49,900	641,312
*	Chugai Mining Co., Ltd.	652,700	91,223
	Chugoku Marine Paints, Ltd.	461,700	3,739,477
	CI Takiron Corp.	314,400	1,736,580
#	CK-San-Etsu Co., Ltd.	21,200	576,849
#	Dai Nippon Toryo Co., Ltd.	145,500	1,062,984
#	Daido Steel Co., Ltd.	114,400	3,668,577
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	130,800	905,936
	Daiken Corp.	89,500	1,392,810
	Daiki Aluminium Industry Co., Ltd.	202,100	1,075,535
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	93,400	2,031,449
#	Daio Paper Corp.	299,200	4,020,521
#	DKS Co., Ltd.	59,400	2,048,807
#	Dowa Holdings Co., Ltd.	92,500	2,415,006
	Dynapac Co., Ltd.	8,500	99,316
#	Fuji Seal International, Inc.	181,000	3,189,073
	Fujikura Kasei Co., Ltd.	184,200	833,844
	Fujimori Kogyo Co., Ltd.	120,400	3,244,117
	Fuso Chemical Co., Ltd.	140,000	3,925,930
	Geostr Corp.	111,400	305,277
	Godo Steel, Ltd.	67,700	1,314,711
	Gun-Ei Chemical Industry Co., Ltd.	31,600	721,273

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Hakudo Co., Ltd.	48,200	$576,402
#	Harima Chemicals Group, Inc.	104,700	1,084,071
	Hodogaya Chemical Co., Ltd.	44,900	1,271,853
	Hokkan Holdings, Ltd.	56,100	799,760
	Hokko Chemical Industry Co., Ltd.	125,500	648,485
	Hokuetsu Corp.	941,899	3,516,843
	Honshu Chemical Industry Co., Ltd.	28,200	254,635
	Ise Chemicals Corp.	14,300	371,507
#	Ishihara Chemical Co., Ltd.	35,500	632,111
	Ishihara Sangyo Kaisha, Ltd.	222,050	1,123,427
	Ishizuka Glass Co., Ltd.	12,900	236,949
	JCU Corp.	165,700	3,424,439
#	JSP Corp.	102,000	1,321,950
	Kaneka Corp.	85,600	2,039,974
	Kanto Denka Kogyo Co., Ltd.	313,800	2,233,737
	Katakura & Co-op Agri Corp.	21,500	220,174
	KeePer Technical Laboratory Co., Ltd.	49,500	649,388
	KH Neochem Co., Ltd.	234,500	3,293,984
#	Kimoto Co., Ltd.	239,000	293,116
	Koatsu Gas Kogyo Co., Ltd.	225,193	1,494,767
#	Kobe Steel, Ltd.	1,878,500	5,777,722
#	Kohsoku Corp.	72,200	809,437
	Konishi Co., Ltd.	250,300	3,308,863
	Konoshima Chemical Co., Ltd.	31,600	197,131
	Krosaki Harima Corp.	35,700	1,344,534
	Kumiai Chemical Industry Co., Ltd	417,187	3,210,659
#	Kunimine Industries Co., Ltd.	40,400	339,656
	Kureha Corp.	130,550	5,293,622
	Kurimoto, Ltd.	66,400	1,159,348
#	Kuriyama Holdings Corp.	78,000	318,784
#	Kyoei Steel, Ltd.	161,600	1,856,284
#	Kyowa Leather Cloth Co., Ltd.	91,900	611,745
	Lintec Corp.	265,600	5,558,648
#	MEC Co., Ltd.	103,700	1,432,115
	Mitani Sekisan Co., Ltd.	73,200	3,101,007
	Mitsubishi Paper Mills, Ltd.	378,300	1,235,534
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	392,709
#	Mitsui Mining & Smelting Co., Ltd.	451,000	7,489,358
#	Molitec Steel Co., Ltd.	83,100	201,296
	MORESCO Corp.	39,800	315,974
	Mory Industries, Inc.	37,700	872,766
	Nakayama Steel Works, Ltd.	199,700	739,938
	Neturen Co., Ltd.	249,300	1,618,886
	New Japan Chemical Co., Ltd.	200,600	287,089
#	Nicca Chemical Co., Ltd.	45,700	359,477
#	Nichia Steel Works, Ltd.	138,600	361,549
#	Nihon Kagaku Sangyo Co., Ltd.	88,900	763,119
#	Nihon Nohyaku Co., Ltd.	243,500	939,157
	Nihon Parkerizing Co., Ltd.	517,500	5,338,072
	Nihon Yamamura Glass Co., Ltd.	101,600	798,539
	Nippon Carbide Industries Co., Inc.	48,300	447,796
#	Nippon Chemical Industrial Co., Ltd.	42,600	869,069
	Nippon Concrete Industries Co., Ltd.	306,600	760,415
#*	Nippon Denko Co., Ltd.	779,814	1,077,983
#	Nippon Fine Chemical Co., Ltd.	81,500	1,127,480
	Nippon Kayaku Co., Ltd.	70,700	649,626
*	Nippon Kinzoku Co., Ltd.	27,000	150,293
*	Nippon Koshuha Steel Co., Ltd.	26,799	91,878
#	Nippon Light Metal Holdings Co., Ltd.	4,269,500	6,647,519

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Nippon Paper Industries Co., Ltd.	390,300	$5,549,296
#	Nippon Pillar Packing Co., Ltd.	152,100	1,762,030
	Nippon Soda Co., Ltd.	184,500	4,575,602
	Nippon Yakin Kogyo Co., Ltd.	112,849	1,746,643
#	Nitta Gelatin, Inc.	100,500	548,555
	Nittetsu Mining Co., Ltd.	43,300	1,695,029
#	Nozawa Corp.	52,500	300,219
	Oat Agrio Co., Ltd.	18,000	160,249
	Okamoto Industries, Inc.	82,600	2,953,494
	Okura Industrial Co., Ltd.	56,900	832,213
	Osaka Organic Chemical Industry, Ltd.	100,800	1,390,936
	Osaka Soda Co., Ltd.	106,299	2,517,266
	Osaka Steel Co., Ltd.	94,200	1,002,934
#*	OSAKA Titanium Technologies Co., Ltd.	142,300	1,228,939
#	Pacific Metals Co., Ltd.	115,599	1,668,189
	Pack Corp. (The)	96,200	3,205,921
#	Rasa Industries, Ltd.	49,700	611,616
	Rengo Co., Ltd.	576,200	4,478,889
	Riken Technos Corp.	255,000	906,494
	Sakai Chemical Industry Co., Ltd.	107,300	1,772,831
	Sakata INX Corp.	289,100	2,418,402
	Sanyo Chemical Industries, Ltd.	94,900	3,458,714
#	Sanyo Special Steel Co., Ltd.	147,060	1,313,903
	Seiko PMC Corp.	67,900	396,897
	Sekisui Plastics Co., Ltd.	177,200	915,574
	Shikoku Chemicals Corp.	260,000	2,368,567
#	Shinagawa Refractories Co., Ltd.	42,000	860,792
	Shin-Etsu Polymer Co., Ltd.	321,900	2,507,964
	SK Kaken Co., Ltd.	1,500	513,721
	Soken Chemical & Engineering Co., Ltd.	51,200	471,597
	Stella Chemifa Corp.	79,700	1,766,754
	Sumitomo Bakelite Co., Ltd.	159,300	3,350,866
#	Sumitomo Osaka Cement Co., Ltd.	238,699	7,107,228
	Sumitomo Seika Chemicals Co., Ltd.	65,100	1,594,744
	T Hasegawa Co., Ltd.	204,200	3,846,271
	T&K Toka Co., Ltd.	146,900	966,472
#	Taisei Lamick Co., Ltd.	43,300	1,009,575
#	Taiyo Holdings Co., Ltd.	138,300	5,173,218
	Takasago International Corp.	103,200	1,919,208
	Takemoto Yohki Co., Ltd.	35,000	202,934
#	Taoka Chemical Co., Ltd.	4,700	283,153
	Tayca Corp.	130,300	1,724,478
	Tenma Corp.	126,900	1,886,355
#	Titan Kogyo, Ltd.	5,100	75,997
	Toagosei Co., Ltd.	822,800	7,123,005
*	Toda Kogyo Corp.	21,500	242,183
	Toho Acetylene Co., Ltd.	12,700	144,117
#	Toho Chemical Industry Co., Ltd.	47,000	206,572
#	Toho Titanium Co., Ltd.	256,300	1,528,200
#*	Toho Zinc Co., Ltd.	100,399	1,110,647
	Tohoku Steel Co., Ltd.	16,300	189,378
#	Tokushu Tokai Paper Co., Ltd.	68,658	2,712,387
	Tokuyama Corp.	414,298	7,947,177
	Tokyo Ohka Kogyo Co., Ltd.	122,800	4,663,281
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	176,672
*	Tokyo Rope Manufacturing Co., Ltd.	101,700	581,234
#	Tokyo Steel Manufacturing Co., Ltd.	791,600	4,945,295
#	Tokyo Tekko Co., Ltd.	71,800	782,872
*	Tomoegawa Co., Ltd.	33,600	235,884

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tomoku Co., Ltd.	80,700	$1,139,234
	Topy Industries, Ltd.	107,600	1,363,019
#	Toyo Gosei Co., Ltd.	32,800	1,298,716
	Toyo Ink SC Holdings Co., Ltd.	252,200	4,748,517
#	Toyobo Co., Ltd.	667,400	7,036,061
#	TYK Corp.	172,600	448,720
	UACJ Corp.	211,841	3,023,793
	Ube Industries, Ltd.	76,500	1,166,984
	Ultrafabrics Holdings Co., Ltd.	2,400	19,143
	Valqua, Ltd.	118,699	1,916,571
	Vertex Corp.	45,998	595,856
	Wavelock Holdings Co., Ltd.	30,900	144,208
	Wood One Co., Ltd.	48,500	463,602
	Yamato Kogyo Co., Ltd.	189,800	3,250,818
	Yodogawa Steel Works, Ltd.	152,700	2,484,124
	Yoshicon Co., Ltd.	3,100	21,729
#	Yotai Refractories Co., Ltd.	118,000	687,245
	Yushiro Chemical Industry Co., Ltd.	73,800	807,471

TOTAL MATERIALS			305,204,376

REAL ESTATE — (2.1%)
#*	AD Works Co., Ltd.	1,948,800	374,264
	Airport Facilities Co., Ltd.	148,670	552,320
	Anabuki Kosan, Inc.	12,000	152,862
#	Aoyama Zaisan Networks Co., Ltd.	43,700	437,015
	Apaman Co., Ltd.	71,700	323,882
	Arealink Co., Ltd.	29,600	191,746
#	B-Lot Co., Ltd.	40,000	225,015
	Cosmos Initia Co., Ltd.	97,700	369,082
	Daibiru Corp.	358,100	2,949,908
	Dear Life Co., Ltd.	132,800	476,066
#	Goldcrest Co., Ltd.	127,870	1,922,037
	Good Com Asset Co., Ltd.	10,300	118,943
	Grandy House Corp.	118,600	393,522
	Heiwa Real Estate Co., Ltd.	236,600	6,112,403
	Ichigo, Inc.	1,144,700	2,644,691
	Intellex Co., Ltd.	30,000	135,917
#*	Japan Asset Marketing Co., Ltd.	1,458,100	1,151,103
	Japan Corporate Housing Service, Inc.	11,700	95,062
	Japan Property Management Center Co., Ltd.	83,400	821,849
	JSB Co., Ltd.	3,700	148,388
#	Katitas Co., Ltd.	16,600	265,011
	Keihanshin Building Co., Ltd.	272,400	3,366,633
	Kenedix, Inc.	1,442,000	5,472,754
	Land Business Co., Ltd.	14,800	34,716
#*	Leopalace21 Corp.	1,890,700	4,637,861
	Mugen Estate Co., Ltd.	64,200	249,277
#	Nippon Commercial Development Co., Ltd.	85,500	1,061,362
	Nisshin Group Holdings Co., Ltd.	234,800	857,956
#	Prospect Co., Ltd.	3,669,000	819,483
	Raysum Co., Ltd.	105,400	644,461
	SAMTY Co., Ltd.	145,350	1,610,624
#	Sankyo Frontier Co., Ltd.	23,100	685,265
	Sansei Landic Co., Ltd.	29,100	172,911
	Shinoken Group Co., Ltd.	112,600	782,203
	Star Mica Holdings Co., Ltd.	94,100	1,278,420
	Sun Frontier Fudousan Co., Ltd.	232,400	1,758,348
	Takara Leben Co., Ltd.	617,000	1,984,843
	TOC Co., Ltd.	383,950	2,083,909

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Tokyo Rakutenchi Co., Ltd.	19,000	$717,577
#	Tokyo Theatres Co., Inc.	54,099	571,773
	Tosei Corp.	273,400	2,349,107
*	Unizo Holdings Co., Ltd.	211,100	11,702,299
	Urbanet Corp. Co., Ltd.	81,400	170,764

TOTAL REAL ESTATE			62,873,632

UTILITIES — (1.6%)
	EF-ON, Inc.	88,520	375,502
	eRex Co., Ltd.	204,000	2,315,404
#	Hiroshima Gas Co., Ltd.	337,400	1,118,974
	Hokkaido Electric Power Co., Inc.	1,316,800	5,686,114
	Hokkaido Gas Co., Ltd.	102,300	1,462,853
#	Hokuriku Electric Power Co	888,600	6,217,030
#	Hokuriku Gas Co., Ltd.	10,100	294,406
	K&O Energy Group, Inc.	104,300	1,442,013
	Nippon Gas Co., Ltd.	210,300	6,936,932
#	Okinawa Electric Power Co., Inc. (The)	343,921	6,295,435
#*	RENOVA, Inc.	147,600	1,253,316
	Saibu Gas Co., Ltd.	244,700	5,912,897
#	Shikoku Electric Power Co., Inc.	282,200	2,225,932
	Shizuoka Gas Co., Ltd.	373,600	3,017,807
#	Toell Co., Ltd.	57,500	425,426
	West Holdings Corp.	134,810	1,745,796

TOTAL UTILITIES			46,725,837

TOTAL COMMON STOCKS			2,854,266,568

RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*	Chiba Kogyo Bank Ltd. Exp 20/6/2017	403,000	0

TOTAL INVESTMENT SECURITIES (Cost $3,094,033,709)			2,854,266,568

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	11,311,830	130,855,247

TOTAL INVESTMENTS — (100.0%) (Cost $3,224,894,358)^^			$2,985,121,815

Summary of the Series’ investments as of March 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$74,219,910	—	$74,219,910
Consumer Discretionary	$3,185,462	478,860,456	—	482,045,918
Consumer Staples	—	240,100,849	—	240,100,849
Energy	—	36,614,311	—	36,614,311
Financials	—	253,997,946	—	253,997,946
Health Care	—	147,737,391	—	147,737,391
Industrials	—	846,369,678	—	846,369,678
Information Technology	—	358,376,720	—	358,376,720

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	—	$305,204,376	—	$305,204,376
Real Estate	—	62,873,632	—	62,873,632
Utilities	—	46,725,837	—	46,725,837
Securities Lending Collateral	$130,855,247	—	—	130,855,247

TOTAL	$134,040,709	$2,851,081,106	—	$2,985,121,815

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (47.5%)
*	3P Learning, Ltd.	93,233	$47,850
*	88 Energy, Ltd.	2,549,893	31,599
	A2B Australia, Ltd.	241,263	94,732
	Accent Group, Ltd.	2,095,327	1,012,781
	Adairs, Ltd.	643,521	356,671
#	Adelaide Brighton, Ltd.	2,564,728	3,269,237
*	Advance NanoTek, Ltd.	4,230	9,887
#*	Ainsworth Game Technology, Ltd.	424,317	98,455
#*	Alkane Resources, Ltd.	2,214,509	834,567
#	Alliance Aviation Services, Ltd.	104,215	107,739
	ALS, Ltd.	952,556	3,320,217
	Altium, Ltd.	220,561	3,870,417
#*	Altura Mining, Ltd.	1,171,741	22,325
	AMA Group, Ltd.	2,283,100	388,391
#*	Amaysim Australia, Ltd.	1,875,508	357,774
	Ansell, Ltd.	776,694	12,861,947
	AP Eagers, Ltd.	775,292	1,439,636
	APN Property Group, Ltd.	58,003	19,207
#	Appen, Ltd.	41,643	497,261
*	Arafura Resources, Ltd.	1,409,526	44,496
#	ARB Corp., Ltd.	527,030	4,617,565
*	Ardent Leisure Group, Ltd.	4,054,650	530,766
	ARQ Group, Ltd.	396,910	19,398
	Asaleo Care, Ltd.	1,105,315	681,710
#	AUB Group, Ltd.	478,705	2,875,740
#	Aurelia Metals, Ltd.	3,920,282	569,678
	Austal, Ltd.	2,531,117	4,571,320
#*	Australian Agricultural Co., Ltd.	3,613,877	2,431,614
	Australian Ethical Investment, Ltd.	14,575	29,654
	Australian Finance Group, Ltd.	838,690	700,909
	Australian Pharmaceutical Industries, Ltd.	3,111,806	2,393,476
#	Australian Vintage, Ltd.	4,317,004	925,677
	Auswide Bank, Ltd.	106,144	282,262
	AVJennings, Ltd.	7,058,528	1,996,813
*	AVZ Minerals, Ltd.	1,847,793	59,102
*	Axsesstoday, Ltd.	20,251	3,795
	Baby Bunting Group, Ltd.	364,553	503,487
#	Bank of Queensland, Ltd.	2,104,987	6,464,901
#	Bapcor, Ltd.	2,073,698	5,169,945
*	Base Resources, Ltd.	393,323	35,091
#	Bega Cheese, Ltd.	1,535,076	4,314,332
	Bell Financial Group, Ltd.	122,493	58,119
*	Berkeley Energia, Ltd.	27,600	2,581
#	Bingo Industries, Ltd.	841,528	987,176
#	Blackmores, Ltd.	90,390	4,046,894
	Bravura Solutions, Ltd.	1,621,807	3,775,542
	Breville Group, Ltd.	788,368	8,229,484
	Brickworks, Ltd.	527,768	4,317,370
*	Buru Energy, Ltd.	678,801	30,390
#	BWX, Ltd.	536,568	986,462
#*	Byron Energy, Ltd.	89,192	6,179
#*	Cann Group, Ltd.	71,385	29,858
#	Capitol Health, Ltd.	3,495,372	369,039
#*	Cardno, Ltd.	1,127,842	172,194
#*	Carnarvon Petroleum, Ltd.	3,381,086	298,417

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	carsales.com, Ltd.	1,320,135	$9,485,694
#*	Cash Converters International, Ltd.	3,582,331	330,336
*	Castile Resources, Ltd.	538,794	24,856
#*	Catapult Group International, Ltd.	401,552	187,803
	Cedar Woods Properties, Ltd.	439,841	1,122,393
#	Centuria Capital Group.	141,621	144,920
*	Champion Iron, Ltd.	204,512	187,195
#	Citadel Group, Ltd. (The)	95,857	139,883
	CITADEL GRP, Ltd.	33,813	48,876
	City Chic Collective, Ltd.	166,193	166,139
#	Class, Ltd.	386,717	265,513
	Clean Seas Seafood, Ltd.	87,730	25,223
*	Clean TeQ Holdings, Ltd.	86,928	6,662
	Cleanaway Waste Management, Ltd.	9,216,090	9,720,428
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,242,872
#	Clover Corp., Ltd.	365,203	427,313
	Codan, Ltd.	670,501	2,230,591
#	Collection House, Ltd.	2,084,920	1,391,441
	Collins Foods, Ltd.	828,537	2,747,668
#*	Cooper Energy, Ltd.	13,365,194	3,389,218
#	Corporate Travel Management, Ltd.	520,840	2,743,863
#	Costa Group Holdings, Ltd.	2,640,354	4,478,158
#	Credit Corp. Group, Ltd.	525,391	4,417,843
	CSR, Ltd.	3,445,365	6,602,237
*	CuDeco, Ltd.	387,893	10,522
#*	Dacian Gold, Ltd.	275,576	265,941
	Data#3, Ltd.	962,073	2,027,647
	Decmil Group, Ltd.	920,710	73,361
	Dicker Data, Ltd.	221,608	788,236
#	Domain Holdings Australia, Ltd.	1,798,702	2,231,861
	Domino’s Pizza Enterprises, Ltd.	33,972	1,051,784
	Downer EDI, Ltd.	503,714	920,214
	DWS, Ltd.	514,109	199,110
#*	Eclipx Group, Ltd.	2,757,791	1,133,415
	Elanor Investor Group	12,192	6,072
#	Elders, Ltd.	1,232,076	5,695,766
*	Electro Optic Systems Holdings, Ltd.	440,153	1,120,472
#*	Emeco Holdings, Ltd.	976,666	508,494
*	EML Payments, Ltd.	648,979	911,807
*	Energy World Corp., Ltd.	87,518	3,246
	Enero Group, Ltd.	10,609	5,611
	EQT Holdings, Ltd.	95,702	1,232,626
	Estia Health, Ltd.	1,663,088	1,367,204
	Euroz, Ltd.	108,281	49,513
	EVENT Hospitality and Entertainment, Ltd.	546,035	2,511,575
#*	FAR, Ltd.	12,771,552	78,047
#	Finbar Group, Ltd.	203,868	85,133
*	Fleetwood Corp., Ltd.	347,465	266,423
	FlexiGroup, Ltd.	2,196,712	1,015,328
#	Flight Centre Travel Group, Ltd.	26,872	163,802
#	Freedom Foods Group, Ltd.	362,595	972,028
#	G8 Education, Ltd.	2,807,383	1,456,121
#*	Galaxy Resources, Ltd.	2,565,745	1,253,933
	Genworth Mortgage Insurance Australia, Ltd.	1,836,784	2,495,887
#*	GetSwift, Ltd.	28,980	6,849
*	Gold Road Resources, Ltd.	3,183,092	2,705,927
	GR Engineering Services, Ltd.	55,230	23,748
#*	GrainCorp, Ltd., Class A	1,547,172	2,982,844
#	Grange Resources, Ltd.	449,866	48,768

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Greenland Minerals, Ltd.	1,692,337	$92,876
	GTN, Ltd.	15,394	4,629
	GUD Holdings, Ltd.	877,853	5,088,115
#	GWA Group, Ltd.	1,911,130	3,064,142
	Hansen Technologies, Ltd.	1,388,853	2,488,847
	Healius, Ltd.	4,144,191	5,210,086
#	Helloworld Travel, Ltd.	40,876	41,471
*	Highfield Resources, Ltd.	160,730	33,422
*	Horizon Oil, Ltd.	714,889	20,282
#	HT&E, Ltd.	1,774,958	1,244,986
#	HUB24, Ltd.	211,725	952,058
	IGO, Ltd.	3,070,006	7,886,695
	Iluka Resources, Ltd.	1,361,287	5,756,492
*	Image Resources NL	332,933	26,053
	Imdex, Ltd.	2,381,029	1,290,984
#	IMF Bentham, Ltd.	2,483,992	5,872,029
*	Immutep, Ltd.	140,912	10,772
#*	ImpediMed, Ltd.	417,437	10,271
	Infigen Energy	6,695,697	1,734,467
	Infomedia, Ltd.	2,844,666	2,480,311
#	Inghams Group, Ltd.	2,191,759	4,392,201
#*	Intega Group, Ltd.	1,127,842	126,809
	Integral Diagnostics, Ltd.	283,232	431,596
#	Integrated Research, Ltd.	611,969	977,418
#	InvoCare, Ltd.	1,019,411	6,609,272
*	ioneer, Ltd.	330,187	16,272
#	IOOF Holdings, Ltd.	2,149,859	4,856,209
	IPH, Ltd.	1,243,670	5,460,145
	IRESS, Ltd.	1,132,562	7,202,037
#*	iSelect, Ltd.	96,851	13,771
#*	iSentia Group, Ltd.	1,014,066	105,380
	IVE Group, Ltd.	578,489	183,532
#	Japara Healthcare, Ltd.	1,815,991	564,296
#	JB Hi-Fi, Ltd.	689,986	11,879,890
	Johns Lyng Group, Ltd.	63,141	83,215
#	Jumbo Interactive, Ltd.	208,843	1,213,315
	Jupiter Mines, Ltd.	4,784,049	654,950
	K&S Corp., Ltd.	191,577	187,882
#*	Karoon Energy, Ltd.	3,989,162	1,073,832
*	Kingsgate Consolidated, Ltd.	1,825,067	401,265
#	Kogan.com, Ltd.	266,008	863,041
#	Lifestyle Communities, Ltd.	96,718	362,379
	Link Administration Holdings, Ltd.	440,508	869,799
#	Lovisa Holdings, Ltd.	122,612	370,364
#*	Lynas Corp., Ltd.	5,276,887	4,627,984
	MACA, Ltd.	1,272,720	499,689
	Macmahon Holdings, Ltd.	5,344,671	607,327
*	MaxiTRANS Industries, Ltd.	666,888	54,514
#*	Mayne Pharma Group, Ltd.	10,077,132	1,925,001
	McMillan Shakespeare, Ltd.	490,350	2,107,414
	McPherson’s, Ltd.	523,953	656,272
*	Medusa Mining, Ltd.	475,938	136,941
#*	Mesoblast, Ltd.	630,272	522,822
#*	Metals X, Ltd.	4,002,773	148,012
#	Metcash, Ltd.	7,124,101	13,812,076
#	Michael Hill International, Ltd.	1,490,263	211,954
	Michael Hill International, Ltd.	94,305	14,538
	Midway, Ltd.	3,757	2,110
*	Millennium Minerals, Ltd.	1,065,474	33,424

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Mincor Resources NL.	8,424,683	$15,202
#	Mineral Resources, Ltd.	1,213,862	10,270,603
#*	MMA Offshore, Ltd.	4,757,868	205,416
#	MNF Group, Ltd.	194,514	558,775
	Moelis Australia, Ltd.	72,907	78,160
#	Monadelphous Group, Ltd.	566,488	3,557,503
	Monash IVF Group, Ltd.	1,051,503	296,005
#	Money3 Corp., Ltd.	926,438	689,751
	Mortgage Choice, Ltd.	814,098	339,577
	Mosaic Brands, Ltd.	5,993	1,420
*	Motorcycle Holdings, Ltd.	19,615	7,817
	Mount Gibson Iron, Ltd.	5,124,088	2,081,085
#*	Myanmar Metals, Ltd.	494,858	11,924
#*	Myer Holdings, Ltd.	3,707,181	319,368
	MyState, Ltd.	516,670	1,207,958
	Navigator Global Investments, Ltd.	997,653	1,444,926
#*	nearmap, Ltd.	1,327,876	921,370
#	Neometals, Ltd.	626,513	53,605
#	Netwealth Group, Ltd.	365,621	1,501,079
*	Neuren Pharmaceuticals, Ltd.	8,077	4,916
#	New Hope Corp., Ltd.	2,234,532	1,890,795
#*	NEXTDC, Ltd.	2,176,341	11,829,777
	nib holdings, Ltd.	3,261,361	10,392,367
#	Nick Scali, Ltd.	400,543	831,740
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	6,515,872
	NRW Holdings, Ltd.	2,939,598	2,263,595
#*	Nufarm, Ltd.	2,076,155	6,422,721
#	OFX Group, Ltd.	1,914,359	1,509,092
	OM Holdings, Ltd.	342,290	59,937
#*	Onevue Holdings, Ltd.	857,257	95,647
#	oOh!media, Ltd.	1,319,939	516,187
#*	Orocobre, Ltd.	141,073	179,366
	Orora, Ltd.	8,341,282	12,429,149
*	Otto Energy, Ltd.	1,066,610	3,339
	Over the Wire Holdings, Ltd.	14,661	26,418
	OZ Minerals, Ltd.	2,218,981	9,899,167
#	Pacific Current Group, Ltd.	248,331	663,708
	Pacific Smiles Group, Ltd.	256,946	158,506
#*	Pact Group Holdings, Ltd.	1,649,970	1,540,768
#*	Paladin Energy, Ltd.	1,235,586	37,267
#*	Panoramic Resources, Ltd.	4,660,585	325,064
#*	Pantoro, Ltd.	632,837	33,865
#	Paragon Care, Ltd.	557,992	45,606
	Peet, Ltd.	928,220	502,063
	Pendal Group, Ltd.	2,052,929	5,577,829
	People Infrastructure, Ltd.	32,254	25,639
	Perenti Global, Ltd.	4,590,066	1,679,458
#	Perpetual, Ltd.	350,481	5,342,116
*	Perseus Mining, Ltd.	9,066,296	5,152,410
#	Pioneer Credit, Ltd.	166,590	39,745
#	Platinum Asset Management, Ltd.	2,381,565	4,856,938
*	Poseidon Nickel, Ltd.	643,832	11,234
#*	Praemium, Ltd.	1,152,591	170,069
	Premier Investments, Ltd.	732,415	5,468,528
*	Prime Media Group, Ltd.	44,455	2,866
#	Pro Medicus, Ltd.	300,101	3,547,007
	Propel Funeral Partners, Ltd.	15,509	23,867
	PWR Holdings, Ltd.	169,474	352,298
*	Quickstep Holdings, Ltd.	134,452	5,755

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Ramelius Resources, Ltd.	5,073,899	$3,117,016
	Reckon, Ltd.	446,073	142,535
*	Red 5, Ltd.	682,020	85,419
	RED 5, Ltd.	98,921	12,169
#*	Red River Resources, Ltd.	614,980	19,470
*	Redbubble, Ltd.	49,962	17,870
#	Regis Healthcare, Ltd.	1,425,409	1,336,532
	Regis Resources, Ltd.	3,188,786	7,086,801
#*	Reject Shop, Ltd. (The)	100,522	165,019
#	Reliance Worldwide Corp., Ltd.	2,602,124	4,160,194
	Resimac Group, Ltd.	11,841	4,502
#*	Resolute Mining, Ltd.	9,951,553	4,934,324
#	Rhipe, Ltd.	298,914	278,462
#	Ridley Corp., Ltd.	1,826,059	757,326
*	RPMGlobal Holdings, Ltd.	192,851	99,156
	RXP Services, Ltd.	284,324	38,455
	Salmat, Ltd.	667,137	320,691
	Sandfire Resources, Ltd.	1,249,475	2,503,697
*	Saracen Mineral Holdings, Ltd.	7,420,230	16,685,878
	SeaLink Travel Group, Ltd.	317,479	577,457
	Select Harvests, Ltd.	697,602	2,985,133
*	Senex Energy, Ltd.	11,261,657	1,089,922
#	Servcorp, Ltd.	366,667	487,722
	Service Stream, Ltd.	2,572,185	2,875,105
*	Seven West Media, Ltd.	5,378,078	261,538
	SG Fleet Group, Ltd.	393,656	292,953
	Sigma Healthcare, Ltd.	6,192,917	2,467,004
#*	Silver Lake Resources, Ltd.	7,807,789	6,648,799
#*	Silver Mines, Ltd.	318,112	13,892
	Sims, Ltd.	1,162,937	4,326,731
	SmartGroup Corp., Ltd.	674,100	2,013,139
	Southern Cross Media Group, Ltd.	3,928,938	398,754
	Spark Infrastructure Group.	11,520,334	13,911,437
#	SpeedCast International, Ltd.	1,707,915	829,925
	SRG Global, Ltd.	330,321	44,292
#	St Barbara, Ltd.	5,157,916	6,810,297
	Stanmore Coal, Ltd.	45,430	21,711
	Star Entertainment Grp, Ltd. (The)	1,193,403	1,585,275
	Steadfast Group, Ltd.	5,683,479	8,567,100
#*	Strike Energy, Ltd.	2,846,114	204,855
	Sunland Group, Ltd.	1,211,896	814,698
#	Super Retail Group, Ltd.	996,910	2,851,377
#*	Superloop, Ltd.	689,422	239,647
#*	Syrah Resources, Ltd.	2,327,569	373,954
	Tassal Group, Ltd.	1,531,815	3,305,959
	Technology One, Ltd.	1,748,272	8,444,758
*	Thorn Group, Ltd.	744,756	23,592
*	Tiger Resources, Ltd.	9,447,997	1,773
	Tribune Resources, Ltd.	14,725	45,770
*	Troy Resources, Ltd.	372,547	16,990
*	United Malt Grp, Ltd.	1,547,172	4,187,328
	Village Roadshow, Ltd.	942,069	785,686
#*	Virgin Australia Holdings, Ltd.	11,131,924	661,465
	Virtus Health, Ltd.	572,516	660,378
	Vita Group, Ltd.	450,191	212,395
	Viva Energy Group, Ltd.	1,133,081	871,219
*	Vocus Group, Ltd.	4,546,270	6,948,773
#*	Wagners Holding Co., Ltd.	122,838	65,525
#	Webjet, Ltd.	810,574	1,874,676

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Western Areas, Ltd.	1,949,457	$2,313,026
#*	Westgold Resources, Ltd.	2,299,520	2,672,437
#	Whitehaven Coal, Ltd.	4,887,743	5,739,849
	WPP AUNZ, Ltd.	1,788,160	226,708

TOTAL AUSTRALIA			561,447,280

CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	200,500	63,211
	China Flavors & Fragrances Co., Ltd.	831,028	122,613
	K Wah International Holdings, Ltd.	1,360,000	584,342
	KWG Group Holdings, Ltd.	100,000	140,118

TOTAL CHINA			910,284

HONG KONG — (26.9%)
	Aeon Credit Service Asia Co., Ltd.	968,000	625,511
	Aeon Stores Hong Kong Co., Ltd.	248,000	66,335
#	Agritrade Resources, Ltd.	25,025,000	577,488
	Allied Group, Ltd.	655,200	3,050,387
	Allied Properties HK, Ltd.	12,947,857	2,210,671
#	APAC Resources, Ltd.	3,766,513	415,500
*	Applied Development Holdings, Ltd.	14,125,000	303,908
*	Arts Optical International Hldgs, Ltd.	730,000	97,910
#	Asia Financial Holdings, Ltd.	2,404,908	904,944
	Asia Standard Hotel Group, Ltd.	20,281,654	594,186
	Asia Standard International Group, Ltd.	13,222,917	1,504,852
#	Asiasec Properties, Ltd.	1,737,000	261,586
	Associated International Hotels, Ltd.	952,000	1,964,648
*	Automated Systems Holdings, Ltd.	340,400	41,608
*	Best Food Holding Co., Ltd.	996,000	95,147
	BOCOM International Holdings Co., Ltd.	817,000	112,235
	BOE Varitronix, Ltd.	3,807,293	1,018,212
#	Bright Smart Securities & Commodities Group, Ltd.	6,518,000	731,842
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	655,461
	Build King Holdings, Ltd.	440,000	40,802
*	Burwill Holdings, Ltd.	37,300,960	256,443
	Cafe de Coral Holdings, Ltd.	3,254,000	5,315,330
#*	Camsing International Holding, Ltd.	3,238,000	181,681
	Century City International Holdings, Ltd.	7,111,460	362,781
	CGN Mining Co., Ltd.	5,195,000	157,545
	Chen Hsong Holdings	1,296,000	295,487
	Cheuk Nang Holdings, Ltd.	727,776	247,368
#	Chevalier International Holdings, Ltd.	820,989	982,187
*	China Baoli Technologies Holdings, Ltd.	1,147,500	5,491
#*	China Best Group Holding, Ltd.	4,250,000	82,107
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	340,785
#*	China Energy Development Holdings, Ltd.	61,178,000	1,109,786
	China Motor Bus Co., Ltd.	67,800	1,050,361
#	China New Higher Education Group, Ltd.	619,000	224,560
*	China Shandong Hi-Speed Financial Group, Ltd.	7,770,000	374,871
*	China Solar Energy Holdings, Ltd.	1,669,500	7,268
#	China Star Entertainment, Ltd.	11,480,000	2,410,829
#*	China Strategic Holdings, Ltd.	80,821,250	248,351
*	China Tonghai International Financial, Ltd.	1,300,000	40,384
	Chinese Estates Holdings, Ltd.	3,459,000	1,554,898
*	Chinlink International Holdings, Ltd.	944,800	88,182
	Chinney Investments, Ltd.	1,180,000	240,813
	Chong Hing Bank, Ltd.	234,000	313,941
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,386,569

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chuang’s China Investments, Ltd.	8,811,407	$430,207
	Chuang’s Consortium International, Ltd.	7,519,043	1,042,709
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,551,528
#	CK Life Sciences Intl Holdings, Inc.	23,824,000	2,821,497
	CNQC International Holdings, Ltd.	4,855,000	526,889
	CNT Group, Ltd.	7,979,264	318,098
	Convenience Retail Asia, Ltd.	376,000	176,472
#*	Convoy Global Holdings, Ltd.	38,622,000	155,928
#*	Cosmopolitan International Holdings, Ltd.	1,532,000	190,942
#	Cowell e Holdings, Inc.	5,350,000	1,240,613
*	Crocodile Garments	2,196,000	108,743
	Cross-Harbour Holdings, Ltd. (The)	1,596,645	2,252,589
	CSI Properties, Ltd.	48,266,383	1,396,047
*	CST Group, Ltd.	144,064,000	463,294
*	CW Group Holdings, Ltd.	1,361,500	7,604
	Dah Sing Banking Group, Ltd.	4,171,116	3,611,380
	Dah Sing Financial Holdings, Ltd.	1,688,544	4,769,036
	Dickson Concepts International, Ltd.	1,620,500	792,434
*	Digital Domain Holdings, Ltd.	2,310,000	13,301
#*	Dingyi Group Investment, Ltd.	6,285,000	161,821
#	Dynamic Holdings, Ltd.	78,000	99,854
	Eagle Nice International Holdings, Ltd.	2,194,000	671,244
	EcoGreen International Group, Ltd.	1,994,640	305,006
*	eForce Holdings, Ltd.	8,784,000	156,386
*	Emperor Capital Group, Ltd.	32,721,000	585,287
	Emperor Entertainment Hotel, Ltd.	5,165,000	712,289
#	Emperor International Holdings, Ltd.	10,584,753	1,735,807
	Emperor Watch & Jewellery, Ltd.	35,970,000	545,330
*	Energy International Investments Holdings, Ltd.	1,960,000	21,665
*	ENM Holdings, Ltd.	16,584,000	1,080,575
*	Esprit Holdings, Ltd.	17,615,350	1,490,821
*	Eternity Investment, Ltd.	820,000	13,899
#	Fairwood Holdings, Ltd.	918,600	1,739,909
	Far East Consortium International, Ltd.	11,349,130	4,076,160
*	Far East Holdings International, Ltd.	1,911,000	36,568
#*	FIH Mobile, Ltd.	39,563,000	4,385,649
	First Pacific Co., Ltd.	16,870,000	3,116,879
*	First Shanghai Investments, Ltd.	6,672,000	277,148
	Fountain SET Holdings, Ltd.	6,762,000	904,199
	Four Seas Mercantile Holdings, Ltd.	610,000	243,727
*	Freeman Fintech Corp, Ltd.	13,680,000	158,808
*	Genting Hong Kong, Ltd.	483,000	21,690
	Get Nice Financial Group, Ltd.	2,438,600	209,908
	Get Nice Holdings, Ltd.	59,028,000	1,101,376
	Giordano International, Ltd.	13,212,000	2,381,452
#*	Global Brands Group Holding, Ltd.	7,046,599	185,423
	Glorious Sun Enterprises, Ltd.	4,616,000	487,234
*	Glory Sun Land Group, Ltd.	3,081,000	280,487
	Gold Peak Industries Holdings, Ltd.	3,029,642	256,883
	Golden Resources Development International, Ltd.	4,082,500	320,184
#*	Gold-Finance Holdings, Ltd.	9,580,000	16,682
*	Good Resources Holdings, Ltd.	9,720,000	94,232
*	Goodbaby International Holdings, Ltd.	7,131,000	775,288
*	GR Properties, Ltd.	3,822,000	787,909
	Great Eagle Holdings, Ltd.	1,068,349	2,794,961
#*	Great Harvest Maeta Group Holdings, Ltd.	1,430,000	196,867
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,043
*	Greentech Technology International, Ltd.	8,860,000	141,408
*	G-Resources Group, Ltd.	248,784,600	1,435,219

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Guangnan Holdings, Ltd.	2,363,600	$200,371
#	Guotai Junan International Holdings, Ltd.	35,711,797	4,653,310
#	Haitong International Securities Group, Ltd.	24,696,400	6,258,967
	Hang Lung Group, Ltd.	2,192,000	4,581,248
	Hanison Construction Holdings, Ltd.	2,713,649	393,947
*	Hao Tian Development Group, Ltd.	19,412,400	503,424
#	Harbour Centre Development, Ltd.	935,500	1,003,369
#	HKBN, Ltd.	4,262,500	6,708,710
*	HKBridge Financial Holdings, Ltd.	103,000	6,893
	HKR International, Ltd.	7,201,369	2,752,424
	Hon Kwok Land Investment Co., Ltd.	388,800	122,149
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	779,711
#*	Hong Kong Finance Investment Holding Group, Ltd.	9,182,000	930,728
	Hong Kong Shanghai Alliance Holdings, Ltd.	262,002	12,252
	Hongkong & Shanghai Hotels, Ltd. (The)	3,602,345	2,867,540
	Hongkong Chinese, Ltd.	5,038,000	401,890
	Honma Golf, Ltd.	1,060,000	545,048
	Hop Hing Group Holdings, Ltd.	13,596,000	126,803
	Hung Hing Printing Group, Ltd.	3,040,000	393,874
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,996,000	2,293,362
	Hysan Development Co., Ltd.	911,000	2,941,983
*	I-CABLE Communications, Ltd.	4,080,000	32,048
#	IGG, Inc.	10,817,000	6,401,898
*	Imagi International Holdings, Ltd.	2,388,984	199,881
	International Housewares Retail Co., Ltd.	2,042,000	450,231
*	IPE Group, Ltd.	3,345,000	317,270
*	IRC, Ltd.	37,862,266	274,983
	IT, Ltd.	5,306,532	910,465
#	ITC Properties Group, Ltd.	6,476,100	749,442
#	Jacobson Pharma Corp., Ltd.	3,616,000	650,652
	Johnson Electric Holdings, Ltd.	2,863,992	4,486,264
	Kader Holdings Co., Ltd.	788,000	67,379
	Kam Hing International Holdings, Ltd.	1,830,000	107,426
	Karrie International Holdings, Ltd.	2,440,000	321,716
#	Keck Seng Investments	912,600	312,432
	Kerry Logistics Network, Ltd.	3,771,500	4,648,377
	Kerry Properties, Ltd.	352,500	921,785
	Kingmaker Footwear Holdings, Ltd.	2,386,955	231,492
	Kowloon Development Co., Ltd.	3,133,000	3,399,001
*	Kwan On Holdings, Ltd.	1,700,000	38,363
	Kwoon Chung Bus Holdings, Ltd.	44,000	14,990
#	Lai Sun Development Co., Ltd.	2,039,596	2,184,163
	Lai Sun Garment International, Ltd.	665,530	673,349
	Lam Soon Hong Kong, Ltd.	7,632,267	498,832
*	Landing International Development, Ltd.	6,360,400	201,675
#	Landsea Green Group Co., Ltd.	3,016,000	310,017
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	2,532,500	451,968
#*	Lerthai Group, Ltd.	40,000	16,040
*	Leyou Technologies Holdings, Ltd.	1,930,000	564,400
	Li & Fung, Ltd.	31,778,000	4,133,310
	Lifestyle International Holdings, Ltd.	3,713,000	3,101,513
	Lippo China Resources, Ltd.	21,162,000	493,716
	Lippo, Ltd.	1,161,700	333,247
	Liu Chong Hing Investment, Ltd.	1,511,200	1,510,928
	L’Occitane International SA	2,278,500	3,288,648
	Luk Fook Holdings International, Ltd.	3,902,000	7,821,676
	Luks Group Vietnam Holdings Co., Ltd.	514,913	86,615
	Lung Kee Bermuda Holdings	1,521,875	404,678

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Macau Legend Development, Ltd.	19,573,000	$2,207,930
	Magnificent Hotel Investment, Ltd.	13,170,000	207,922
	Man Wah Holdings, Ltd.	15,887,200	8,612,109
	Mason Group Holdings, Ltd.	111,713,399	401,089
	Master Glory Group, Ltd.	972,981	12,236
	Matrix Holdings, Ltd.	1,067,414	442,030
*	Maxnerva Technology Services, Ltd.	982,000	51,220
	Melbourne Enterprises, Ltd.	39,500	929,988
	Melco International Development, Ltd.	2,371,000	3,398,524
*	Midland Holdings, Ltd.	4,053,897	486,187
	Ming Fai International Holdings, Ltd.	2,064,000	206,435
	Miramar Hotel & Investment.	1,144,000	1,852,791
	Modern Dental Group, Ltd.	2,865,000	451,586
	Mongolian Mining Corp.	2,330,650	117,216
#	Nameson Holdings, Ltd.	7,744,000	435,055
	Nanyang Holdings, Ltd.	133,500	773,203
	National Electronics Hldgs	2,668,600	358,882
*	National United Resources Holdings, Ltd.	18,280,000	62,719
*	Neo-Neon Holdings, Ltd.	2,625,500	182,967
	New Century Group Hong Kong, Ltd.	13,351,464	201,096
#*	NewOcean Energy Holdings, Ltd.	10,334,000	1,523,378
*	Nimble Holdings Co., Ltd.	912,000	54,195
#	NOVA Group Holdings, Ltd.	165,000	43,630
	OP Financial, Ltd.	8,336,000	1,186,625
	Oriental Watch Holdings.	3,590,800	715,387
#	Oshidori International Holdings, Ltd.	20,024,400	1,640,233
#	Pacific Basin Shipping, Ltd.	35,877,000	4,265,891
	Pacific Textiles Holdings, Ltd.	8,566,000	4,100,371
	Pak Fah Yeow International, Ltd.	5,000	1,592
	Paliburg Holdings, Ltd.	3,180,830	866,582
	Paradise Entertainment, Ltd.	3,672,000	335,703
*	PC Partner Group, Ltd.	2,362,000	393,415
	PCCW, Ltd.	2,527,000	1,385,721
*	Pegasus International Holdings, Ltd.	100,000	10,059
	Perfect Shape Medical, Ltd.	3,680,000	882,203
#	Pico Far East Holdings, Ltd.	5,924,000	1,027,903
	Playmates Holdings, Ltd.	7,082,000	873,222
*	Playmates Toys, Ltd.	6,160,000	183,628
	Plover Bay Technologies, Ltd.	2,032,000	258,150
#	Pokfulam Development Co., Ltd.	234,000	369,906
	Polytec Asset Holdings, Ltd.	13,613,026	1,518,339
*	PT International Development Co., Ltd.	8,345,150	391,817
	Public Financial Holdings, Ltd.	3,160,000	865,907
*	PYI Corp., Ltd.	29,369,973	264,388
	Rare Earth Magnesium Technology Group Holdings, Ltd.	12,860,000	321,436
	Regal Hotels International Holdings, Ltd.	3,031,800	1,208,832
#	Regina Miracle International Holdings, Ltd.	2,346,000	1,023,041
#	Sa Sa International Holdings, Ltd.	14,184,747	2,096,497
	Safety Godown Co., Ltd.	400,000	528,699
	Samsonite International SA	4,418,400	4,137,079
	SAS Dragon Holdings, Ltd.	2,182,000	673,883
#	SEA Holdings, Ltd.	1,711,523	1,146,135
#	Shangri-La Asia, Ltd.	1,612,000	1,083,591
	Shenwan Hongyuan HK, Ltd.	4,506,250	570,845
	Shun Ho Property Investments, Ltd.	1,254,757	276,737
	Shun Tak Holdings, Ltd.	13,063,419	4,416,550
*	Sincere Watch Hong Kong, Ltd.	4,450,000	51,901
	Sing Tao News Corp., Ltd.	1,974,000	321,333
	Singamas Container Holdings, Ltd.	13,440,000	720,645

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	SIS International Holdings	34,000	$8,531
	SITC International Holdings Co., Ltd.	6,142,000	5,717,064
	Sitoy Group Holdings, Ltd.	2,415,000	143,558
	SmarTone Telecommunications Holdings, Ltd.	4,060,981	2,370,632
*	SOCAM Development, Ltd.	1,372,170	326,664
*	Solomon Systech International, Ltd.	11,998,000	138,920
	Soundwill Holdings, Ltd.	690,500	622,471
*	South China Holdings Co., Ltd.	17,774,502	347,317
	Stella International Holdings, Ltd.	2,604,500	2,735,624
*	Success Universe Group, Ltd.	6,716,000	135,367
#*	Summit Ascent Holdings, Ltd.	7,740,000	622,929
	Sun Hing Vision Group Holdings, Ltd.	42,000	9,242
	Sun Hung Kai & Co., Ltd.	5,601,429	2,097,586
	SUNeVision Holdings, Ltd.	2,029,000	1,170,881
*	Synergy Group Holdings International, Ltd.	230,000	5,879
#	TAI Cheung Holdings, Ltd.	2,327,000	1,545,304
	Tai Sang Land Development, Ltd.	798,910	438,438
	Tai United Holdings, Ltd.	670,000	7,494
*	Talent Property Group, Ltd.	4,305,000	11,108
#	Tan Chong International, Ltd.	1,176,000	280,966
#	Tao Heung Holdings, Ltd.	1,802,000	229,312
	Television Broadcasts, Ltd.	2,926,700	3,622,987
*	Termbray Industries International Holdings, Ltd.	1,314,900	48,328
	Texwinca Holdings, Ltd.	6,964,000	1,113,015
*	Theme International Holdings, Ltd.	5,990,000	76,461
	Tian Teck Land, Ltd.	1,024,000	812,565
	TK Group Holdings, Ltd.	1,482,000	507,373
#*	TOM Group, Ltd.	1,146,000	179,269
#	Town Health International Medical Group, Ltd.	5,606,115	186,563
	Tradelink Electronic Commerce, Ltd.	6,206,000	836,629
	Transport International Holdings, Ltd.	1,519,864	3,195,920
*	Trinity, Ltd.	7,756,000	128,293
	Tsui Wah Holdings, Ltd.	4,444,000	179,881
	Union Medical Healthcare, Ltd.	1,637,097	713,769
#	United Laboratories International Holdings, Ltd. (The)	7,996,000	6,383,540
*	Universal Technologies Holdings, Ltd.	1,730,000	33,567
	UNTRADE.HSIN CHONG GP	10,243,403	346,831
	UNTRADE.PAC ANDES INTL HLDGS	19,435,067	68,688
*	Up Energy Development Group, Ltd.	3,929,000	12,264
*	Value Convergence Holdings, Ltd.	7,304,000	248,771
	Value Partners Group, Ltd.	4,836,000	2,054,628
	Vanke Property Overseas, Ltd.	49,000	17,383
	Vantage International Holdings, Ltd.	3,146,000	156,714
	Vedan International Holdings, Ltd.	3,576,000	336,786
	Victory City International Holdings, Ltd.	2,353,705	58,240
#	Vitasoy International Holdings, Ltd.	1,341,000	4,035,586
#	VPower Group International Holdings, Ltd.	779,000	225,144
#	VSTECS Holdings, Ltd.	7,101,600	3,284,583
	VTech Holdings, Ltd.	1,438,200	10,356,434
	Wai Kee Holdings, Ltd.	7,038,738	3,402,761
	Wang On Group, Ltd.	40,100,000	308,376
#*	We Solutions, Ltd.	8,436,000	449,946
	Win Hanverky Holdings, Ltd.	3,310,000	126,594
*	Winfull Group Holdings, Ltd.	1,928,000	14,633
	Wing On Co. International, Ltd.	759,000	1,841,385
	Wing Tai Properties, Ltd.	2,187,331	1,326,817
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	85,753
	Xinyi Glass Holdings, Ltd.	4,086,000	4,665,658
	YGM Trading, Ltd.	447,000	177,356

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	YT Realty Group, Ltd.	3,450,008	$939,670
	YTO Express Holdings, Ltd.	144,000	28,021
	Yue Yuen Industrial Holdings, Ltd.	802,500	1,226,300
#*	Yunfeng Financial Group, Ltd.	280,000	115,466
#*	Zhaobangji Properties Holdings, Ltd.	608,000	115,912

TOTAL HONG KONG			317,676,493

NEW ZEALAND — (5.9%)
	Abano Healthcare Group, Ltd.	68,521	65,071
	Air New Zealand, Ltd.	144,754	72,543
#	Arvida Group, Ltd.	751,791	559,325
	Briscoe Group, Ltd.	5,431	9,180
*	CBL Corp., Ltd.	47,180	16,734
	Chorus, Ltd.	3,219,258	13,231,947
	Colonial Motor Co., Ltd. (The)	144,588	442,061
#*	Comvita, Ltd.	31,904	43,219
	EBOS Group, Ltd.	42,868	567,250
	Freightways, Ltd.	964,882	3,152,288
	Genesis Energy, Ltd.	1,885,398	2,808,641
#	Gentrack Group, Ltd.	71,302	58,929
#	Hallenstein Glasson Holdings, Ltd.	321,607	516,032
	Heartland Group Holdings, Ltd.	1,963,362	1,183,674
	Infratil, Ltd.	4,100,261	9,513,719
#	Investore Property, Ltd.	469,124	459,759
	Kathmandu Holdings, Ltd.	1,082,838	723,665
#	Mainfreight, Ltd.	338,941	6,969,093
	Metlifecare, Ltd.	1,045,171	2,360,773
*	Metro Performance Glass, Ltd.	76,447	7,872
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	437,706
	NEW Zealand King Salmon Investments, Ltd.	51,906	56,733
	New Zealand Refining Co., Ltd. (The)	965,490	448,846
*	NZME, Ltd.	16,366	1,795
*	NZME, Ltd.	945,851	93,912
#	NZX, Ltd.	1,414,768	932,868
	Oceania Healthcare, Ltd.	629,369	256,266
*	Pacific Edge, Ltd.	546,889	36,007
	PGG Wrightson, Ltd.	120,785	123,952
	Port of Tauranga, Ltd.	333,915	1,199,980
*	Pushpay Holdings, Ltd.	815,501	1,634,018
*	Restaurant Brands New Zealand, Ltd.	171,783	829,554
	Sanford, Ltd.	394,135	1,553,434
	Scales Corp., Ltd.	462,215	1,223,200
	Scott Technology, Ltd.	47,518	37,173
*	Serko, Ltd.	39,394	44,217
#	Skellerup Holdings, Ltd.	1,080,481	851,318
*	SKY Network Television, Ltd.	704,517	116,551
	SKYCITY Entertainment Group, Ltd.	4,642,935	5,131,106
#	Steel & Tube Holdings, Ltd.	575,667	170,206
	Summerset Group Holdings, Ltd.	1,373,542	4,435,100
#*	Synlait Milk, Ltd.	375,719	1,376,264
	Tourism Holdings, Ltd.	712,961	460,055
*	TOWER, Ltd.	2,581,956	879,821
#	Trustpower, Ltd.	252,846	958,853
	Turners Automotive Group, Ltd.	50,113	41,006
	Vector, Ltd.	236,593	445,227
#	Vista Group International, Ltd.	333,239	228,635
	Warehouse Group, Ltd. (The)	360,516	427,845

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Z Energy, Ltd.	1,444,154	$2,473,829

TOTAL NEW ZEALAND			69,667,252

SINGAPORE — (14.6%)
*	Abterra, Ltd.	230,320	1,183
	Accordia Golf Trust.	5,267,200	1,781,187
	AEM Holdings, Ltd.	2,906,000	3,397,985
	AF Global, Ltd.	395,005	27,745
#	Amara Holdings, Ltd.	974,800	227,470
	Ascendas India Trust	5,731,200	4,822,393
	Avarga, Ltd.	3,076,900	273,214
#	Banyan Tree Holdings, Ltd.	1,214,100	216,000
#	Best World International, Ltd.	2,911,550	517,846
#	Bonvests Holdings, Ltd.	950,000	552,048
#	Boustead Singapore, Ltd.	2,320,982	972,115
#	BreadTalk Group, Ltd.	2,380,600	1,237,214
#	Bukit Sembawang Estates, Ltd.	1,248,703	3,360,406
	Bund Center Investment, Ltd.	659,825	198,996
#	Centurion Corp., Ltd.	1,405,100	391,285
#	China Aviation Oil Singapore Corp., Ltd.	2,873,999	1,727,050
#	China Sunsine Chemical Holdings, Ltd.	4,142,800	870,465
#	Chip Eng Seng Corp., Ltd.	4,094,500	1,434,721
	Chuan Hup Holdings, Ltd.	3,937,600	527,295
	Civmec, Ltd.	162,700	33,196
#*	COSCO Shipping International Singapore Co., Ltd.	8,719,100	1,039,317
#*	Creative Technology, Ltd.	440,200	519,668
#	CSE Global, Ltd.	3,610,700	869,568
	Del Monte Pacific, Ltd.	2,449,764	166,090
#	Delfi, Ltd.	885,400	445,651
	Duty Free International, Ltd.	720,700	63,310
	Elec & Eltek International Co., Ltd.	184,100	215,397
#*	Ezion Holdings, Ltd.	37,245,878	212,257
#*	Ezra Holdings, Ltd.	12,568,855	95,441
#	Far East Orchard, Ltd.	1,249,303	852,972
#	First Resources, Ltd.	5,941,700	5,034,913
#	First Sponsor Group, Ltd.	484,728	388,413
#	Food Empire Holdings, Ltd.	1,637,100	525,038
#	Fragrance Group, Ltd.	6,077,000	492,265
#	Fraser and Neave, Ltd.	162,900	136,621
#	Frencken Group, Ltd.	2,971,200	1,199,496
	Fu Yu Corp., Ltd.	4,090,500	564,025
*	Gallant Venture, Ltd.	5,262,600	406,253
	Geo Energy Resources, Ltd.	3,837,000	217,416
#	GK Goh Holdings, Ltd.	1,484,065	751,599
#	GL, Ltd.	3,624,400	1,339,364
#	Golden Agri-Resources, Ltd.	38,086,600	3,770,020
	Golden Energy & Resources, Ltd.	603,700	74,231
	GP Industries, Ltd.	2,540,709	859,853
#	GuocoLand, Ltd.	1,932,314	1,804,079
#*	Halcyon Agri Corp., Ltd.	1,760,948	362,946
	Hanwell Holdings, Ltd.	1,820,619	214,502
#	Haw Par Corp., Ltd.	368,400	2,659,866
#	Hiap Hoe, Ltd.	498,000	240,262
#	Hi-P International, Ltd.	1,172,500	702,796
#	Ho Bee Land, Ltd.	1,679,900	2,352,458
#	Hong Fok Corp., Ltd.	3,615,694	1,490,322
*	Hong Leong Asia, Ltd.	2,194,800	628,653
#	Hong Leong Finance, Ltd.	1,002,000	1,492,439
#	Hotel Grand Central, Ltd.	8,198,983	1,084,425

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Hour Glass, Ltd. (The)	1,879,432	$712,912
	Hutchison Port Holdings Trust	25,256,400	2,597,722
	Hwa Hong Corp., Ltd.	2,123,500	413,063
#*	Hyflux, Ltd.	3,707,700	370
#	iFAST Corp., Ltd.	976,200	548,836
	Indofood Agri Resources, Ltd.	3,647,200	782,418
#	Japfa, Ltd.	4,213,110	1,218,086
	Keppel Infrastructure Trust	19,465,946	5,818,310
#	KSH Holdings, Ltd.	1,278,300	272,572
#	Lian Beng Group, Ltd.	2,957,600	742,716
#	Low Keng Huat Singapore, Ltd.	912,900	244,618
	Lum Chang Holdings, Ltd.	1,102,130	231,388
	Mandarin Oriental International, Ltd.	1,574,400	2,009,281
	Metro Holdings, Ltd.	3,069,792	1,425,875
	Mewah International, Inc.	89,000	12,867
#*	Midas Holdings, Ltd.	9,643,353	244,247
*	mm2 Asia, Ltd.	3,521,000	299,754
	Nera Telecommunications, Ltd.	1,143,400	135,197
#	NetLink NBN Trust	8,727,000	5,541,957
	NSL, Ltd.	409,900	217,188
#	OUE, Ltd.	2,345,500	1,634,624
#	Oxley Holdings, Ltd.	7,512,687	1,080,778
#	Pan-United Corp., Ltd.	2,435,750	475,667
#	Penguin International, Ltd.	1,129,132	321,493
	Perennial Real Estate Holdings, Ltd.	167,100	37,402
#	Q&M Dental Group Singapore, Ltd.	2,356,900	613,716
#	QAF, Ltd.	1,698,580	881,935
*	Raffles Education Corp., Ltd.	5,429,723	294,474
#	Raffles Medical Group, Ltd.	8,080,495	4,382,052
#	Riverstone Holdings, Ltd.	1,431,300	985,058
#	Roxy-Pacific Holdings, Ltd.	505,740	116,834
#	SBS Transit, Ltd.	898,200	1,693,438
#	Sembcorp Industries, Ltd.	7,106,600	7,801,400
#*	Sembcorp Marine, Ltd.	1,925,500	916,152
	Sheng Siong Group, Ltd.	6,156,700	5,144,131
*	SHS Holdings, Ltd.	2,175,300	248,814
	SIA Engineering Co., Ltd.	2,031,100	2,438,995
#	SIIC Environment Holdings, Ltd.	5,890,920	822,304
	Sinarmas Land, Ltd.	7,118,700	764,473
#	Sing Holdings, Ltd.	1,668,000	375,631
	Sing Investments & Finance, Ltd.	350,675	251,957
#	Singapore Post, Ltd.	13,246,100	5,951,058
#	Singapore Press Holdings, Ltd.	7,633,400	9,870,069
	Singapore Reinsurance Corp., Ltd.	1,514,530	286,972
	Singapore Shipping Corp., Ltd.	1,640,700	258,579
#	Stamford Land Corp., Ltd.	3,297,700	729,967
#	StarHub, Ltd.	7,155,500	6,681,440
	Straco Corp., Ltd.	130,000	43,317
#	Sunningdale Tech, Ltd.	1,312,760	774,534
*	SunVic Chemical Holdings, Ltd.	526,945	1,520
#*	Swiber Holdings, Ltd.	2,895,250	41,554
#	Tuan Sing Holdings, Ltd.	5,351,656	768,988
#	UMS Holdings, Ltd.	2,839,175	1,231,563
	United Industrial Corp., Ltd.	94,069	141,335
	United Overseas Insurance, Ltd.	181,850	830,286
	UOB-Kay Hian Holdings, Ltd.	2,244,810	1,785,552
#	Valuetronics Holdings, Ltd.	4,127,850	1,479,619
	Venture Corp., Ltd.	1,191,800	11,353,188
#	Vicom, Ltd.	142,100	710,576

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
SINGAPORE — (Continued)
Wee Hur Holdings, Ltd.	2,769,000	$346,932
Wing Tai Holdings, Ltd.	4,235,967	4,616,228
Yangzijiang Shipbuilding Holdings Ltd.	23,215,200	13,470,386
# Yeo Hiap Seng, Ltd.	223,731	115,243
* Yongnam Holdings, Ltd.	2,817,300	177,155

TOTAL SINGAPORE		172,258,506

THAILAND — (0.0%)
* Mermaid Maritime PCL	383,400	13,600

UNITED STATES — (0.1%)
OOH Media, Ltd.	1,763,054	694,051
#* Sundance Energy, Inc.	29,379	66,690

TOTAL UNITED STATES		760,741

TOTAL COMMON STOCKS		1,122,734,156

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
* First Sponsor Group, Ltd. Warrants 05/30/24	48,473	0

TOTAL SINGAPORE		0

UNITED STATES — (0.0%)
* Otto Energy, Ltd. Rights 04/16/2020	1,066,610	0

TOTAL RIGHTS/WARRANTS		0

TOTAL INVESTMENT SECURITIES (Cost $1,694,641,051)		1,122,734,156

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	5,048,074	58,396,124

TOTAL INVESTMENTS — (100.0%) (Cost $1,753,043,268)^^		$1,181,130,280

Summary of the Series’ investments as of March 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,224,353	$557,222,927	—	$561,447,280
China	—	910,284	—	910,284
Hong Kong	67,673	317,608,820	—	317,676,493
New Zealand	—	69,667,252	—	69,667,252
Singapore	—	172,258,506	—	172,258,506
Thailand	—	13,600	—	13,600
United States	66,690	694,051	—	760,741
Securities Lending Collateral	58,396,124	—	—	58,396,124

TOTAL	$62,754,840	$1,118,375,440	—	$1,181,130,280

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.6%)
	4imprint Group P.L.C.	151,644	$3,568,794
	Ascential P.L.C.	555,529	1,688,553
	Bloomsbury Publishing P.L.C.	227,978	614,747
	Centaur Media P.L.C.	537,905	163,901
#	Cineworld Group P.L.C.	4,284,252	2,612,129
	Daily Mail & General Trust P.L.C., Class A	1,028,577	8,565,573
	Euromoney Institutional Investor P.L.C.	669,844	6,725,362
*	Frontier Developments PLC	13,843	210,746
	Future P.L.C.	30,182	374,818
#	Gamma Communications P.L.C.	56,080	685,978
	Huntsworth P.L.C.	1,191,684	1,586,072
	Hyve Group P.L.C.	4,328,956	1,058,387
	Kin & Carta P.L.C.	865,292	648,192
	Next Fifteen Communications Group P.L.C.	12,370	45,204
	Reach P.L.C.	1,782,211	2,261,961
	STV Group P.L.C.	4,868	19,380
#	TalkTalk Telecom Group P.L.C.	4,234,555	4,430,207

TOTAL COMMUNICATION SERVICES			35,260,004

CONSUMER DISCRETIONARY — (17.3%)
	888 Holdings P.L.C.	1,812,195	2,768,959
#	AA P.L.C.	3,702,353	776,843
#*	ASOS P.L.C.	233,652	3,438,006
	B&M European Value Retail SA	4,184,160	14,210,312
	Bellway P.L.C.	533,292	14,127,964
*	Boohoo Group P.L.C.	4,476,256	10,529,344
	Card Factory P.L.C.	1,437,670	576,702
	Coats Group PLC	1,914,880	997,322
	Countryside Properties P.L.C.	2,676,835	9,420,625
	Crest Nicholson Holdings P.L.C.	1,731,990	3,739,633
#	DFS Furniture P.L.C.	1,171,880	1,665,857
	Dignity P.L.C.	199,780	694,643
	Dixons Carphone P.L.C.	5,311,579	5,092,113
	Domino’s Pizza Group P.L.C.	3,598,386	12,599,022
	Dunelm Group P.L.C.	714,892	6,191,916
*	Frasers Group P.L.C.	1,417,210	3,193,306
	Fuller Smith & Turner P.L.C., Class A.	142,476	1,188,489
	Games Workshop Group P.L.C.	214,669	11,403,566
*	Gamesys Group P.L.C.	410,917	3,714,511
	GoCo Group P.L.C.	1,974,958	1,494,227
	Greggs P.L.C.	617,131	12,281,011
	GVC Holdings P.L.C.	144,872	1,003,489
	Gym Group P.L.C. (The)	780,185	1,354,174
	Halfords Group P.L.C.	872,874	755,104
	Headlam Group P.L.C.	483,008	1,871,879
	Henry Boot P.L.C.	510,513	1,251,666
	Hollywood Bowl Group P.L.C.	221,905	403,387
	Hostelworld Group P.L.C.	238,318	157,043
	Inchcape P.L.C.	2,481,213	13,241,831
	J D Wetherspoon P.L.C.	493,367	5,391,800
	Joules Group P.L.C.	3,586	3,742
	Lookers P.L.C.	1,317,719	258,580
	Marks & Spencer Group P.L.C.	2,486,408	3,014,111

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Marston’s P.L.C.	4,835,134	$2,445,980
	McCarthy & Stone P.L.C.	2,635,358	2,089,247
*	Mitchells & Butlers P.L.C.	1,589,080	3,553,738
	MJ Gleeson P.L.C.	220,465	1,464,237
	Moneysupermarket.com Group P.L.C.	3,575,497	13,286,787
	Motorpoint group P.L.C.	48,046	113,430
	N Brown Group P.L.C.	1,105,077	197,787
	On the Beach Group P.L.C.	815,240	2,202,780
#	Pendragon P.L.C.	5,047,329	399,329
	Pets at Home Group P.L.C.	3,218,903	10,220,363
	Photo-Me International P.L.C.	1,599,011	772,419
	Playtech P.L.C.	1,964,575	4,078,080
	PPHE Hotel Group, Ltd.	5,924	70,750
	Rank Group P.L.C.	940,713	1,509,589
	Redrow P.L.C.	1,433,942	6,356,484
	Restaurant Group P.L.C. (The)	823,604	424,055
*	Revolution Bars Group P.L.C.	17,764	3,511
*	Sportech P.L.C.	408,363	75,023
	SSP Group P.L.C.	2,958,082	11,145,854
*	Studio Retail Group P.L.C.	246,067	458,563
	Superdry P.L.C.	233,482	308,472
#	Ted Baker P.L.C.	144,728	185,453
	TEN Entertainment Group P.L.C.	5,930	12,751
	Topps Tiles P.L.C.	815,739	362,096
#	TUI AG	13,380,910	664,078
	Vertu Motors P.L.C.	592,411	150,349
	Vistry Group P.L.C.	1,402,614	9,997,627
	Vitec Group P.L.C. (The)	207,102	1,650,626
	WH Smith P.L.C.	713,526	10,022,127
	William Hill P.L.C.	5,240,138	4,344,062

TOTAL CONSUMER DISCRETIONARY			237,376,824

CONSUMER STAPLES — (6.7%)
	A.G. Barr P.L.C.	710,922	4,246,564
	Anglo-Eastern Plantations P.L.C.	118,624	679,903
	Britvic P.L.C.	1,599,275	13,860,629
	C&C Group P.L.C.	176,513	429,827
	Carr’s Group P.L.C.	349,511	447,653
	Cranswick P.L.C.	379,748	17,384,271
	Devro P.L.C.	1,047,903	2,111,349
	Fevertree Drinks P.L.C.	610,255	9,100,779
	Greencore Group P.L.C.	3,529,518	7,207,553
	Hilton Food Group P.L.C.	274,384	3,658,682
	McBride P.L.C.	585,177	412,617
	McColl’s Retail Group P.L.C.	60,390	22,219
#	Naked Wines P.L.C.	221,368	686,364
#	Nichols P.L.C.	2,884	43,156
*	Premier Foods P.L.C.	2,949,606	886,980
	PZ Cussons P.L.C.	1,740,868	4,118,173
*	REA Holdings P.L.C.	50,639	62,066
	Stock Spirits Group P.L.C.	1,129,699	2,248,842
	Tate & Lyle P.L.C.	2,898,214	23,579,409

TOTAL CONSUMER STAPLES			91,187,036

ENERGY — (1.8%)
	Anglo Pacific Group P.L.C.	1,045,508	1,465,423
*	Cairn Energy P.L.C.	3,608,668	3,420,782
*	EnQuest P.L.C.	11,057,374	1,045,034

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#	Genel Energy P.L.C.	719,489	$778,511
	Gulf Keystone Petroleum, Ltd.	1,419,051	1,185,407
	Hunting P.L.C.	1,087,369	2,318,147
#*	Hurricane Energy P.L.C.	2,320,500	304,465
	John Wood Group P.L.C.	3,752,826	7,141,061
*	Lamprell P.L.C.	1,198,927	194,154
#*	Pantheon Resources P.L.C.	379,233	60,494
	Petrofac, Ltd.	1,729,924	4,141,233
	Pharos Energy P.L.C.	1,412,115	211,063
#*	Premier Oil P.L.C.	5,808,649	1,198,926
*	Rockhopper Exploration P.L.C.	5,798,003	25,372
#*	Savannah Petroleum P.L.C.	806,911	79,831
#	Tullow Oil P.L.C.	9,434,437	1,197,691

TOTAL ENERGY			24,767,594

FINANCIALS — (15.7%)
	Allied Minds PLC	148,232	48,259
	Arrow Global Group P.L.C.	1,116,735	1,462,597
#	Ashmore Group P.L.C.	2,121,975	9,343,613
	Bank of Georgia Group P.L.C.	253,010	2,871,844
	Beazley P.L.C.	2,971,658	14,334,438
	Brewin Dolphin Holdings P.L.C.	2,064,329	5,604,328
#	Burford Capital, Ltd.	563,216	2,890,745
	Charles Stanley Group P.L.C.	122,025	375,569
	Chesnara P.L.C.	832,360	2,969,065
	City of London Investment Group P.L.C.	5,500	22,102
	Close Brothers Group P.L.C.	1,021,200	14,199,278
	CMC Markets P.L.C.	727,392	1,600,295
*	Georgia Capital P.L.C.	39,517	209,351
	Hansard Global P.L.C.	4,887	1,888
	Hastings Group Holdings P.L.C.	2,055,325	4,734,915
	Hiscox, Ltd.	590,739	6,727,382
	IG Group Holdings P.L.C.	2,614,873	22,436,630
	Intermediate Capital Group P.L.C.	1,283,671	14,168,079
	International Personal Finance P.L.C.	992,760	931,968
*	IP Group P.L.C.	3,771,516	2,303,142
	Jupiter Fund Management P.L.C.	2,774,606	6,802,976
*	Just Group P.L.C.	6,064,402	4,007,522
	Lancashire Holdings, Ltd.	1,430,682	10,953,568
	Liontrust Asset Management P.L.C.	41,261	482,347
	Man Group P.L.C.	10,659,858	16,313,268
#*	Metro Bank P.L.C	97,643	109,672
#	Non-Standard Finance P.L.C.	215,168	27,720
	Numis Corp. P.L.C.	252,760	645,508
	OneSavings Bank P.L.C.	1,201,179	3,743,454
	Paragon Banking Group P.L.C.	2,020,125	8,262,522
	Phoenix Group Holdings P.L.C.	729,995	5,602,514
	Plus500, Ltd.	504,305	6,670,779
	Polar Capital Holdings P.L.C.	55,629	261,685
	Provident Financial P.L.C.	1,131,912	3,023,288
	Quilter P.L.C.	10,292,590	14,914,417
	Rathbone Brothers P.L.C.	313,267	5,746,427
	River & Mercantile Group P.L.C.	10,512	22,617
#	S&U P.L.C.	22,618	443,704
	Sabre Insurance Group P.L.C.	18,035	64,026
	Saga P.L.C.	5,782,113	1,210,211
	Sanne Group P.L.C.	20,968	161,201
	TBC Bank Group P.L.C.	2,847	25,387
	TP ICAP P.L.C.	3,733,089	15,525,671

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
*	Virgin Money UK P.L.C.	4,121,071	$3,141,586
	Waterloo Investment Holdings, Ltd.	4,000	45

TOTAL FINANCIALS			215,397,603

HEALTH CARE — (3.8%)
	Advanced Medical Solutions Group PLC	104,886	325,583
	Alliance Pharma P.L.C.	1,466,743	1,169,324
	CareTech Holdings P.L.C.	244,788	1,151,974
#*	Circassia Pharmaceuticals P.L.C.	451,976	92,140
*	Clinigen Healthcare, Ltd.	74,683	500,854
	ConvaTec Group P.L.C.	5,522,283	12,697,091
	CVS Group P.L.C.	362,767	3,710,054
	EMIS Group P.L.C.	272,237	3,496,254
	Genus P.L.C.	90,552	3,659,128
*	Horizon Discovery Group P.L.C.	29,469	38,139
*	Indivior P.L.C.	3,128,050	1,774,048
	Integrated Diagnostics Holdings P.L.C.	330,094	1,092,171
	Mediclinic International P.L.C.	2,438,263	8,074,072
*	PureTech Health P.L.C.	8,076	23,834
	Spire Healthcare Group P.L.C.	1,394,771	1,358,624
	UDG Healthcare P.L.C.	1,067,968	8,309,391
	Vectura Group P.L.C.	3,998,941	4,846,058

TOTAL HEALTH CARE			52,318,739

INDUSTRIALS — (27.2%)
	Aggreko P.L.C.	1,673,240	10,000,157
	Air Partner P.L.C.	253,425	144,462
	Avon Rubber P.L.C.	210,277	5,973,479
	Babcock International Group P.L.C.	3,050,781	14,398,169
	Balfour Beatty P.L.C.	4,805,553	12,752,132
	Begbies Traynor Group P.L.C.	12,490	12,208
	Biffa P.L.C.	1,028,634	2,255,120
	Bodycote P.L.C.	1,315,293	9,208,049
	Braemar Shipping Services P.L.C.	144,282	179,664
	Chemring Group P.L.C.	1,806,230	4,486,582
	Clarkson P.L.C.	191,276	5,432,836
#	Clipper Logistics P.L.C.	194,719	363,269
	Costain Group P.L.C.	451,268	192,244
	Dart Group P.L.C.	403,306	2,722,541
	De La Rue P.L.C.	453,560	324,908
#*	Dialight P.L.C.	108,089	295,963
	Diploma P.L.C.	789,369	15,804,823
*	Firstgroup P.L.C.	8,748,302	5,385,996
	G4S P.L.C.	9,287,044	10,563,106
	Galliford Try Holdings P.L.C.	638,411	1,024,499
	Go-Ahead Group P.L.C. (The)	292,830	2,965,564
	Goodwin P.L.C.	383	9,287
	Grafton Group P.L.C.	1,587,551	10,389,668
	Hays P.L.C	9,110,046	12,975,554
	HomeServe P.L.C.	1,023,023	13,325,467
	Howden Joinery Group P.L.C.	3,599,836	22,645,434
	IMI P.L.C.	1,841,775	17,002,511
	James Fisher & Sons P.L.C.	316,172	4,895,456
	James Halstead P.L.C.	4,536	27,059
	John Laing Group P.L.C.	2,506,978	10,446,463
	John Menzies P.L.C.	484,759	460,046
	Johnson Service Group P.L.C.	137,003	174,235
	Keller Group P.L.C.	483,715	3,174,323

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#*	Kier Group P.L.C.	929,137	$861,807
	Luceco P.L.C.	249,615	235,723
	Mears Group P.L.C.	763,170	1,260,421
	Meggitt P.L.C.	1,615,386	5,806,774
	Mitie Group P.L.C.	2,376,014	1,909,324
	Morgan Advanced Materials P.L.C.	1,934,626	4,414,329
	Morgan Sindall Group P.L.C.	232,463	3,425,938
	National Express Group P.L.C.	3,195,780	8,091,815
	Norcros P.L.C.	127,011	195,168
	Pagegroup P.L.C.	2,063,842	9,265,735
	PayPoint P.L.C.	440,860	2,917,631
	Polypipe Group P.L.C.	1,453,505	8,192,411
	Porvair P.L.C.	18,060	113,880
	QinetiQ Group P.L.C.	3,964,771	15,743,828
	Redde Northgate P.L.C.	1,996,988	3,433,594
	Renew Holdings P.L.C.	17,285	79,972
	Renewi P.L.C.	4,968,861	1,429,919
*	Renold P.L.C	193,435	20,593
	Ricardo P.L.C.	308,257	1,551,536
	Robert Walters P.L.C.	392,744	1,431,714
	Rotork P.L.C.	5,467,541	14,466,008
	Royal Mail P.L.C.	5,204,240	8,022,451
	RPS Group P.L.C.	978,642	413,901
	RWS Holdings P.L.C.	7,642	43,234
	Senior P.L.C.	3,080,897	2,665,056
*	Serco Group P.L.C.	707,822	1,068,985
	Severfield P.L.C.	1,090,941	841,422
	SIG P.L.C.	4,232,397	1,209,560
	Signature Aviation P.L.C.	5,625,282	11,430,603
	Speedy Hire P.L.C.	3,105,269	1,869,414
*	Staffline Group P.L.C.	3,354	781
	Stagecoach Group P.L.C.	3,078,961	2,636,591
	SThree P.L.C.	779,372	2,218,881
#	Stobart Group, Ltd.	1,767,874	1,046,961
	T Clarke P.L.C.	790,023	164,883
	Travis Perkins P.L.C.	1,547,419	16,821,562
#	Trifast P.L.C.	524,611	613,090
	Tyman P.L.C.	892,587	1,691,246
	Ultra Electronics Holdings P.L.C.	605,008	14,968,454
	Vesuvius P.L.C.	1,392,160	5,538,080
	Volex P.L.C.	334,515	462,334
	Volution Group P.L.C.	363,795	702,910
	Vp P.L.C.	156,511	1,219,553
	Weir Group P.L.C. (The)	672,450	5,980,854
	Wilmington P.L.C.	334,384	474,970
	Wincanton P.L.C	628,043	1,927,489
	XP Power, Ltd.	103,342	3,300,042

TOTAL INDUSTRIALS			372,192,701

INFORMATION TECHNOLOGY — (8.6%)
*	Capita P.L.C.	7,698,025	3,114,749
	Computacenter P.L.C.	542,204	9,612,704
	DiscoverIE Group P.L.C.	469,189	2,837,132
	Electrocomponents P.L.C.	2,795,373	17,797,222
	Equiniti Group P.L.C.	2,291,035	4,939,299
	FDM Group Holdings P.L.C.	376,531	3,417,676
	First Derivatives P.L.C.	10,491	296,820
*	IDOX P.L.C.	79,223	33,547
#	iomart Group P.L.C.	182,629	618,388

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#*	IQE P.L.C.	333,707	$108,819
	Kainos Group P.L.C.	377,423	3,046,275
#	Learning Technologies Group PLC	70,904	117,800
	Micro Focus International P.L.C.	465,707	2,298,074
	NCC Group P.L.C.	1,614,476	3,305,394
	Oxford Instruments P.L.C.	363,272	5,615,074
	Renishaw P.L.C.	173,794	6,750,556
	RM P.L.C.	351,353	601,076
	SDL P.L.C.	481,249	2,340,905
#	Smart Metering Systems P.L.C.	424,453	3,502,694
	Softcat P.L.C.	810,023	10,314,550
	Spectris P.L.C.	797,015	24,013,197
	Spirent Communications P.L.C.	4,124,361	10,461,115
#	Strix Group P.L.C.	181,909	369,676
#*	Telit Communications P.L.C.	82,391	92,882
	TT Electronics P.L.C.	993,507	1,892,800
*	Xaar P.L.C.	165,171	41,899

TOTAL INFORMATION TECHNOLOGY			117,540,323

MATERIALS — (6.4%)
*	Carclo P.L.C.	3,924	237
	Castings P.L.C.	165,113	603,290
	Centamin P.L.C.	8,142,932	12,089,921
	Central Asia Metals P.L.C.	438,339	827,459
	Elementis P.L.C.	3,404,080	2,085,416
	Essentra P.L.C.	1,554,741	5,032,710
	Ferrexpo P.L.C.	1,984,856	2,847,868
	Forterra P.L.C.	1,374,279	2,985,816
*	Gem Diamonds, Ltd.	679,902	236,187
	Highland Gold Mining, Ltd.	1,979,947	4,778,157
	Hill & Smith Holdings P.L.C.	539,869	6,344,615
	Hochschild Mining P.L.C.	1,589,741	2,077,343
	Ibstock P.L.C.	2,658,112	4,991,128
#	KAZ Minerals P.L.C.	1,557,504	6,754,369
*	Low & Bonar P.L.C.	2,377,348	203,107
	Marshalls P.L.C.	1,454,220	10,574,497
#*	Petra Diamonds, Ltd.	5,639,982	76,114
*	Petropavlovsk P.L.C.	838,033	217,384
	Rhi Magnesita NV	86,016	2,171,852
#	Scapa Group P.L.C	271,605	370,848
	Synthomer P.L.C.	2,311,605	6,956,941
	Victrex P.L.C.	608,813	14,706,782
#	Zotefoams P.L.C.	93,671	185,881

TOTAL MATERIALS			87,117,922

REAL ESTATE — (4.9%)
	Capital & Counties Properties P.L.C.	3,711,716	7,555,822
	CLS Holdings P.L.C.	679,512	1,631,245
*	Countrywide P.L.C.	56,640	32,902
	Daejan Holdings P.L.C.	49,850	4,832,092
*	Foxtons Group P.L.C.	1,145,927	571,337
	Grainger P.L.C.	4,445,647	14,147,534
	Harworth Group P.L.C.	30,680	39,305
	Helical P.L.C.	740,893	3,160,330
#	IWG P.L.C.	4,261,590	9,086,204
	LSL Property Services P.L.C.	410,800	842,970
*	Purplebricks Group P.L.C.	65,365	34,316
*	Raven Property Group, Ltd.	930,062	362,259

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
REAL ESTATE — (Continued)
Savills P.L.C.	1,019,253	$10,379,361
St. Modwen Properties P.L.C.	2,740,589	11,193,936
U & I Group P.L.C.	553,017	544,118
Urban & Civic P.L.C.	587,134	1,502,454
# Watkin Jones P.L.C.	515,865	986,282

TOTAL REAL ESTATE		66,902,467

UTILITIES — (2.9%)
Drax Group P.L.C.	2,319,834	4,387,252
Pennon Group P.L.C.	2,167,133	28,977,102
Telecom Plus P.L.C.	425,895	6,537,152

TOTAL UTILITIES		39,901,506

TOTAL COMMON STOCKS Cost ($1,864,638,374)		1,339,962,719

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	2,445,032	28,284,128

TOTAL INVESTMENTS — (100.0%) (Cost $1,892,923,159)^^		$1,368,246,847

As of March 31, 2020, The United Kingdom Small Company Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	48	06/19/20	$6,049,957	$6,167,280	$117,323

Total Futures Contracts			$6,049,957	$6,167,280	$117,323

Summary of the Series’ investments as of March 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$35,260,004	—	$35,260,004
Consumer Discretionary	—	237,376,824	—	237,376,824
Consumer Staples	—	91,187,036	—	91,187,036
Energy	—	24,767,594	—	24,767,594
Financials	—	215,397,603	—	215,397,603
Health Care	—	52,318,739	—	52,318,739
Industrials	—	372,192,701	—	372,192,701
Information Technology	—	117,540,323	—	117,540,323
Materials	—	87,117,922	—	87,117,922
Real Estate	—	66,902,467	—	66,902,467
Utilities	—	39,901,506	—	39,901,506
Securities Lending Collateral	$28,284,128	—	—	28,284,128
Futures Contracts**	117,323	—	—	117,323

TOTAL	$28,401,451	$1,339,962,719	—	$1,368,364,170

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (89.7%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	83,141	$1,487,926
#	ANDRITZ AG	487,426	15,270,921
	Atrium European Real Estate, Ltd.	968,162	2,920,762
#	Austria Technologie & Systemtechnik AG	181,572	2,630,047
	CA Immobilien Anlagen AG	498,198	16,989,203
	DO & CO AG	47,356	1,862,178
	EVN AG	235,387	3,440,984
#	FACC AG	172,930	1,456,188
#	Flughafen Wien AG	30,811	805,079
#	IMMOFINANZ AG	673,661	12,198,680
	Josef Manner & Co. AG	870	93,013
	Kapsch TrafficCom AG	36,036	680,950
#	Lenzing AG	92,289	5,097,382
	Mayr Melnhof Karton AG	56,619	7,076,925
#	Oberbank AG	35,106	3,233,440
#	Oesterreichische Post AG	242,639	8,655,477
#	Palfinger AG	99,022	1,821,966
#	POLYTEC Holding AG	105,679	507,415
#	Porr AG	74,767	1,227,097
#	Rosenbauer International AG	21,100	648,150
	S IMMO AG	365,438	7,100,855
#	Schoeller-Bleckmann Oilfield Equipment AG	73,866	2,394,016
#*	Semperit AG Holding	69,672	908,615
	Strabag SE	111,253	2,542,914
	Telekom Austria AG	1,099,338	7,674,948
	UBM Development AG	21,002	635,486
	UNIQA Insurance Group AG	992,533	7,633,501
	Vienna Insurance Group AG Wiener Versicherung Gruppe	278,008	5,243,780
#	voestalpine AG	620,372	12,516,981
#	Wienerberger AG	617,965	9,654,288
*	Zumtobel Group AG	186,132	1,227,340

TOTAL AUSTRIA			145,636,507

BELGIUM — (3.8%)
#	Ackermans & van Haaren NV	170,512	22,127,136
*	AGFA-Gevaert NV	1,394,986	5,186,656
*	Argenx SE	49,785	6,553,284
*	Argenx SE	12,041	1,633,441
	Atenor	18,030	1,272,422
	Banque Nationale de Belgique	87	186,353
	Barco NV	73,653	11,253,588
	Bekaert SA	250,965	4,182,484
#*	Biocartis NV	227,423	844,959
	bpost SA	618,441	4,360,106
#*	Celyad SA	42,190	313,571
	Cie d’Entreprises CFE	49,587	3,549,442
	Co.Br.Ha Societe Commerciale de Brasserie SA	64	222,360
	Colruyt SA	8,108	439,517
	Deceuninck NV	435,935	666,201
	D’ieteren SA.	201,078	9,973,711
	Econocom Group SA	727,792	1,142,314
	Elia System Operator SA	218,046	21,238,332
	Euronav NV	1,371,519	15,610,347
	EVS Broadcast Equipment SA	69,287	931,884
#*	Exmar NV	145,690	664,091

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Fagron	280,259	$5,493,694
	Gimv NV	100,219	5,207,566
#	Immobel SA	22,042	1,610,792
#*	Ion Beam Applications	125,553	1,081,886
	Jensen-Group NV	20,961	523,398
#	Kinepolis Group NV	93,950	3,412,368
#	Lotus Bakeries NV	1,741	5,341,864
#*	MDxHealth	239,516	166,408
	Melexis NV	111,148	5,796,827
#	Ontex Group NV	484,468	8,432,812
	Orange Belgium SA	200,145	3,518,888
#*	Oxurion NV	128,049	352,095
	Picanol	28,455	1,826,028
	Recticel SA	272,024	1,452,640
#	Resilux	5,788	848,186
	Roularta Media Group NV	19,318	273,555
	Sioen Industries NV	56,609	1,089,168
#	Sipef NV	36,491	1,793,982
	Telenet Group Holding NV	156,890	4,711,191
	TER Beke SA	3,565	447,022
*	Tessenderlo Group SA	215,021	6,030,743
	Van de Velde NV	38,938	883,850
*	Viohalco SA	583,796	1,098,614

TOTAL BELGIUM			173,745,776

DENMARK — (4.8%)
*	Agat Ejendomme A.S	307,965	115,601
*	ALK-Abello A.S	43,541	9,712,941
	Alm Brand A.S	556,674	4,050,769
	Ambu A.S., Class B	485,422	11,689,739
#*	Bang & Olufsen A.S	250,669	844,305
	BankNordik P/F.	10,800	155,862
#*	Bavarian Nordic A.S	185,816	2,933,890
#*	Bavarian Nordic A.S	148,652	2,393,681
	Brodrene Hartmann A.S	16,148	690,104
#	Columbus A.S	430,058	380,449
*	D/S Norden A.S	204,334	2,278,776
*	DFDS A.S	306,367	6,893,291
	Djurslands Bank A.S	8,970	301,559
*	Drilling Co. of 1972 A.S	61,560	1,172,808
*	FLSmidth & Co. A.S	250,483	5,614,138
	Fluegger Group A.S	4,198	177,126
*	GronlandsBANKEN A.S	1,125	76,536
#*	H+H International A.S., Class B	111,938	1,284,993
*	Harboes Bryggeri A.S., Class B	17,239	135,509
	ISS A.S	467,064	6,389,674
#	Jeudan A.S	7,748	1,364,544
*	Jyske Bank A.S	495,225	12,234,909
	Lan & Spar Bank.	4,981	327,147
	Matas A.S	198,871	1,252,591
#*	Nilfisk Holding A.S	197,207	2,523,105
#*	NKT A.S	202,178	3,557,206
#	NNIT A.S	69,757	879,975
#	Pandora A.S	509,474	16,369,973
	Parken Sport & Entertainment A.S	37,197	394,010
	Per Aarsleff Holding A.S	140,513	3,077,177
	Ringkjoebing Landbobank A.S	197,323	10,918,530
#*	Roblon A.S., Class B	973	26,539
	Rockwool International A.S., Class A	993	179,730

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Rockwool International A.S., Class B	29,891	$5,383,948
	Royal Unibrew A.S	347,808	25,001,221
	RTX A.S	57,507	1,443,394
	Scandinavian Tobacco Group A.S., Class A	365,264	3,667,663
	Schouw & Co., A.S	90,676	6,009,807
	SimCorp A.S	282,473	23,552,061
#	Solar A.S., Class B	38,054	1,114,342
	Spar Nord Bank A.S	596,853	3,603,140
#	Sydbank A.S	502,266	7,016,634
	Tivoli A.S	9,878	950,936
	Topdanmark A.S	467,367	18,753,841
*	TORM P.L.C.	184,538	1,536,059
#	United International Enterprises, Ltd.	10,336	1,867,416
*	Vestjysk Bank A.S	1,931,528	801,499
#*	Zealand Pharma A.S	183,481	6,172,144

TOTAL DENMARK			217,271,292

FINLAND — (5.7%)
#*	Afarak Group Oyj	170,187	53,441
	Ahlstrom-Munksjo Oyj	196,599	2,398,646
	Aktia Bank Oyj	316,378	2,476,666
	Alandsbanken Abp, Class B	21,354	367,221
	Alma Media Oyj	129,772	878,325
	Altia Oyj	3,295	27,237
	Apetit Oyj	19,668	164,512
	Asiakastieto Group Oyj	1,406	39,514
	Aspo Oyj	103,690	659,502
	Atria Oyj	85,658	776,531
#*	BasWare Oyj	51,269	1,059,470
#	Bittium Oyj	204,447	976,336
#	Cargotec Oyj, Class B	287,941	5,298,232
	Caverion Oyj	685,849	3,176,337
#	Citycon Oyj	526,824	3,258,758
	Digia Oyj	69,731	307,155
*	Finnair Oyj	454,133	1,797,987
#	Fiskars Oyj Abp	216,187	2,270,318
*	F-Secure Oyj	647,558	1,672,829
	Glaston Oyj ABP	9,217	6,833
*	HKScan Oyj, Class A	247,021	511,553
	Huhtamaki Oyj	701,912	22,473,450
	Ilkka-Yhtyma Oyj	61,503	203,301
	Kemira Oyj	766,635	7,389,509
#	Kesko Oyj, Class A	53,055	2,917,428
	Kesko Oyj, Class B	419,100	23,699,579
#	Konecranes Oyj	476,512	8,114,826
	Lassila & Tikanoja Oyj	212,604	2,677,168
#	Lehto Group Oyj	129,587	204,182
#	Metsa Board Oyj	1,457,369	7,883,697
	Metso Oyj	667,333	15,726,110
#	Nokian Renkaat Oyj	883,124	21,087,277
	Olvi Oyj, Class A	95,688	3,848,246
	Oriola Oyj, Class A	6,054	12,980
	Oriola Oyj, Class B	914,957	1,652,583
#	Orion Oyj, Class A	143,951	5,793,316
	Orion Oyj, Class B	719,670	29,287,872
#	Outokumpu Oyj	3,025,518	7,333,968
#	Outotec Oyj	1,191,953	4,394,587
	Pihlajalinna Oyj	77,064	1,203,797
#	Ponsse Oyj	74,926	1,688,765

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	QT Group Oyj	56,327	$1,115,493
	Raisio Oyj, Class V	855,714	2,773,279
	Rapala VMC Oyj	113,078	295,435
	Raute Oyj, Class A	2,644	60,826
#	Revenio Group Oyj	131,150	3,229,723
	Sanoma Oyj	748,006	6,788,996
*	SRV Group Oyj	8,841	9,154
*	Stockmann Oyj Abp, Class A	49,045	98,068
#*	Stockmann Oyj Abp, Class B	189,838	290,405
	Teleste Oyj	52,966	217,583
	TietoEVRY Oyj	395,814	8,539,873
#	Tikkurila Oyj	248,204	2,755,116
	Tokmanni Group Corp.	344,720	3,418,045
#	Uponor Oyj	368,915	3,322,009
	Vaisala Oyj, Class A	120,241	3,563,126
	Valmet Oyj	947,069	18,385,602
#	Viking Line Abp	7,869	137,458
#	Wartsila Oyj Abp	30,100	219,804
#	YIT Oyj	1,439,647	6,337,062

TOTAL FINLAND			257,327,101

FRANCE — (9.4%)
	ABC arbitrage	99,407	683,614
	Actia Group	51,304	116,217
#*	Adocia	2,335	20,620
#*	Air France-KLM	1,251,427	6,960,673
	Akka Technologies	73,746	2,052,535
	AKWEL	61,489	718,642
	Albioma SA	189,410	5,568,396
	Altamir	136,094	2,115,603
	Alten SA	193,581	11,592,972
#*	Amplitude Surgical SAS	19,526	25,220
	Assystem SA	61,967	1,241,755
	Aubay	41,374	909,649
	Axway Software SA	38,973	671,712
*	Bastide le Confort Medical	18,680	645,402
#	Beneteau SA	236,902	1,560,133
	Bigben Interactive	94,289	1,083,983
	Boiron SA	39,840	1,229,597
#	Bonduelle SCA	93,424	1,951,958
	Burelle SA	1,134	577,687
#	Casino Guichard Perrachon SA	271,603	10,394,260
	Catering International Services	14,124	108,603
*	Cegedim SA	32,518	845,775
*	CGG SA	4,579,186	4,005,215
#	Chargeurs SA	124,490	1,245,530
	Cie des Alpes	68,915	1,189,354
	Cie Plastic Omnium SA	387,480	5,373,758
*	Coface SA	675,388	4,288,731
#	Derichebourg SA	674,728	1,845,921
#	Devoteam SA	34,933	2,235,342
	Electricite de Strasbourg SA	21,353	2,227,429
#	Elior Group SA	846,403	5,540,263
	Elis SA	1,122,246	10,574,776
#*	EOS Imaging SA	7,580	19,018
#	Eramet	50,163	1,570,152
#*	Erytech Pharma SA	3,609	21,782
*	Esso SA Francaise	18,139	293,166
#	Etablissements Maurel et Prom SA	294,902	480,965

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Euronext NV	373,687	$27,515,759
#	Europcar Mobility Group	650,431	1,018,545
#	Eutelsat Communications SA	1,257,038	13,067,122
	Exel Industries, Class A	10,459	403,868
	Faurecia SE	185,672	5,436,774
	Fleury Michon SA	6,124	165,069
*	Fnac Darty S.A	124,919	3,301,947
	Gaumont SA	11,360	1,235,883
	Gaztransport Et Technigaz SA	130,815	9,418,455
	GEA	2,433	239,295
	Gevelot SA	1,632	260,189
	GL Events	64,356	938,069
	Groupe Crit	23,123	1,197,202
	Groupe Gorge	22,632	323,620
	Groupe Open	30,206	230,727
	Groupe SFPI	29,940	33,279
	Guerbet	38,504	1,200,969
#	Haulotte Group SA	73,020	330,250
#	HERIGE SADCS	4,147	106,039
	HEXAOM	15,908	400,091
*	ID Logistics Group	14,640	2,290,775
	Iliad SA	60,896	8,204,772
#	Imerys SA	208,694	5,179,707
	Ingenico Group SA	410,246	42,882,754
#*	Innate Pharma SA	15,558	102,128
	IPSOS	248,613	5,158,564
	Jacquet Metal Service SA	87,314	816,123
#	JCDecaux SA	95,199	1,692,446
	Kaufman & Broad SA	123,481	3,793,389
	Korian SA	370,767	11,438,680
	Lagardere SCA	697,203	8,680,324
	Lanson-BCC	8,795	188,732
	Laurent-Perrier	13,890	1,149,643
	Le Belier	10,566	363,310
	Lectra	166,120	2,638,700
	Linedata Services	14,505	313,448
	LISI	114,546	2,106,259
	LNA Sante SA	33,206	1,387,079
	Maisons du Monde SA	283,561	2,237,976
	Manitou BF SA	66,010	997,908
	Manutan International	15,102	684,433
	Mersen SA	125,066	2,277,841
*	METabolic EXplorer SA	156,395	222,858
	Metropole Television SA	268,855	2,975,565
	Nexans SA	218,300	6,494,726
	Nexity SA	305,100	9,391,044
#*	Nicox	145,865	566,470
	NRJ Group	81,965	462,645
#	Oeneo SA	137,066	1,684,433
*	OL Groupe SA	10,735	27,257
#*	Onxeo SA	246,319	122,692
#*	Onxeo SA	48,958	23,329
*	Pierre & Vacances SA	29,600	372,094
#	Plastivaloire	50,406	203,054
	PSB Industries SA	1,470	24,569
	Quadient	290,572	5,100,576
#	Rallye SA	156,235	1,099,881
#*	Recylex SA	102,008	223,772
	Rexel SA	2,248,712	16,558,079

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Robertet SA	2,749	$2,332,818
	Rothschild & Co	108,451	2,196,533
	Rubis SCA	575,863	23,745,811
	Samse SA	8,068	959,169
	Savencia SA	34,216	1,817,420
	SCOR SE	1,144	25,169
	Seche Environnement SA	18,630	600,630
	SES SA	898,721	5,272,285
	Societe BIC SA	174,701	9,703,414
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	58,250	3,583,177
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	96,746
	Societe pour l’Informatique Industrielle	41,811	819,816
*	SOITEC	131,952	9,412,917
#*	Solocal Group	4,209,627	1,039,169
	Somfy SA	98,563	8,415,800
	Sopra Steria Group	109,236	11,948,623
	SPIE SA	840,293	8,452,294
#*	SRP Groupe SA	53,256	38,400
	Stef SA	26,925	1,881,290
	Sword Group	38,195	1,051,645
	Synergie SA	68,390	1,159,824
	Tarkett SA	220,978	2,060,612
#*	Technicolor SA	2,040,996	486,448
	Television Francaise 1	568,611	3,090,382
#	TFF Group	12,398	304,112
#	Thermador Groupe	37,127	1,821,309
	Total Gabon	3,766	400,262
	Trigano SA	53,337	3,384,149
#	Union Financiere de France BQE SA	18,515	324,616
#*	Vallourec SA	1,969,895	2,141,560
*	Valneva SE	69,195	217,787
	Vetoquinol SA	19,343	1,010,857
	Vicat SA.	126,485	3,237,282
	VIEL & Cie SA	162,802	827,431
	Vilmorin & Cie SA	35,656	1,412,898
*	Virbac SA	21,378	3,755,695
#	Vranken-Pommery Monopole SA	22,338	336,264
	XPO Logistics Europe SADIR	33	9,454

TOTAL FRANCE			428,321,663

GERMANY — (14.6%)
	1&1 Drillisch AG	188,764	3,895,723
	7C Solarparken AG	20,272	71,610
#	Aareal Bank AG	462,545	7,604,763
*	Adler Modemaerkte AG	47,849	141,170
*	ADLER Real Estate AG	245,889	2,201,511
#	ADO Properties SA	216,234	4,879,965
#*	ADVA Optical Networking SE	364,336	2,056,431
#*	AIXTRON SE	549,541	4,729,385
	All for One Group AG	4,222	162,431
#	Allgeier SE	45,266	1,212,168
#	Amadeus Fire AG	41,264	3,487,622
	Aroundtown SA	1,689,277	8,455,597
	Atoss Software AG	2,385	337,794
	Aurubis AG	296,684	12,073,521
	Basler AG	31,956	1,302,816
#	Bauer AG	81,201	900,197
	BayWa AG	105,190	2,920,836
	BayWa AG	124	4,028

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Bechtle AG	219,385	$27,623,346
#	Bertrandt AG	41,784	1,425,230
#	bet-at-home.com AG	20,016	591,850
	Bijou Brigitte AG	22,688	767,170
	Bilfinger SE	227,451	3,810,137
	Borussia Dortmund GmbH & Co. KGaA	583,159	3,456,776
	CANCOM SE	231,981	9,751,714
*	CECONOMY AG	1,081,753	2,348,433
	CENIT AG	53,174	562,998
	Centrotec SE	19,284	239,762
	Cewe Stiftung & Co. KGAA	43,389	3,817,493
	comdirect bank AG	193,071	2,701,364
#	Commerzbank AG	394,388	1,403,959
	CompuGroup Medical SE	178,844	10,849,734
#	Corestate Capital Holding SA	77,099	2,252,640
	CropEnergies AG	174,859	1,503,949
#	CTS Eventim AG & Co. KGaA	442,453	20,245,716
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	365,108
	Deutsche Beteiligungs AG	95,431	2,703,637
#	Deutsche EuroShop AG	391,421	4,515,692
	Deutsche Pfandbriefbank AG	1,030,684	7,780,759
	Deutz AG	1,023,677	3,723,765
*	Dialog Semiconductor P.L.C.	601,965	15,646,866
	DIC Asset AG	426,801	4,443,462
	DMG Mori AG	15,692	699,633
	Dr Hoenle AG	35,520	1,083,422
	Draegerwerk AG & Co. KGaA	19,652	1,442,554
	Duerr AG	407,703	8,273,511
	Eckert & Ziegler Strahlen- und Medizintechnik AG	28,762	4,467,064
#	EDAG Engineering Group AG	51,353	473,741
#	Elmos Semiconductor	92,460	1,784,546
#*	ElringKlinger AG	204,148	859,446
	Energiekontor AG	2,066	39,121
#*	Evotec SE	10,103	219,334
#	Ferratum Oyj	64,645	286,544
	Fielmann AG	146,581	8,532,489
	First Sensor AG	44,242	1,852,384
	FORTEC Elektronik AG	372	5,620
#	Francotyp-Postalia Holding AG, Class A	55,619	172,304
	Freenet AG	1,084,459	18,974,041
	Fuchs Petrolub SE	99,423	3,176,839
	GEA Group AG	909,114	18,780,239
	Gerresheimer AG	258,490	16,299,952
#	Gesco AG	56,186	840,843
	GFT Technologies SE	123,639	1,028,604
	Grand City Properties SA.	809,750	16,950,839
*	H&R GmbH & Co. KGaA	70,150	308,561
	Hamburger Hafen und Logistik AG	182,626	2,530,346
	Hapag-Lloyd AG	42,509	3,299,846
	Hawesko Holding AG	52	1,502
#*	Heidelberger Druckmaschinen AG	1,970,702	1,188,382
	Hella GmbH & Co KGaA	244,119	7,001,388
	Highlight Communications AG	98,406	433,502
	HolidayCheck Group AG	244,463	338,415
	Hornbach Baumarkt AG	48,810	802,635
	Hornbach Holding AG & Co. KGaA	39,996	1,673,103
	Hugo Boss AG	488,688	12,232,863
*	Hypoport AG	2,176	623,100
	Indus Holding AG	133,724	3,464,107

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Isra Vision AG	115,594	$6,320,284
	IVU Traffic Technologies AG	50,314	582,435
	Jenoptik AG	383,317	6,188,821
	JOST Werke AG	1,343	32,382
#	K+S AG	1,513,230	8,433,925
	KION Group AG	29,238	1,258,342
	Kloeckner & Co. SE	574,666	2,093,417
#	Koenig & Bauer AG	93,517	1,754,272
	Krones AG	112,705	6,022,755
	KSB SE & Co. KGaA	3,466	840,728
	KWS Saat SE & Co., KGaA	80,774	4,120,620
	Lanxess AG	628,306	25,009,092
#	Leifheit AG	60,321	1,289,184
#*	Leoni AG	242,169	1,552,783
*	LPKF Laser & Electronics AG	88,339	1,643,218
#*	Manz AG	30,876	441,065
	MasterFlex SE	21,291	101,352
	Mediclin AG	88,966	413,630
#*	Medigene AG	102,662	441,889
	METRO AG	553,216	4,711,840
	MLP SE	415,870	2,129,851
	Nemetschek SE	213,934	10,428,787
	New Work SE	20,275	4,266,575
	Nexus AG	87,391	2,674,664
#*	Nordex SE	508,398	3,874,983
	Norma Group SE	242,566	4,376,737
#	OHB SE	38,414	1,347,803
#*	OSRAM Licht AG	602,174	26,699,647
#	Paragon GmbH & Co. KGaA	14,660	127,450
	Patrizia AG	349,841	8,004,378
#	Pfeiffer Vacuum Technology AG	53,245	7,658,409
#	PNE AG	493,007	2,144,849
	Progress-Werk Oberkirch AG	8,558	150,464
#	ProSiebenSat.1 Media SE	1,254,182	9,840,927
	PSI Software AG	50,278	961,579
#	QSC AG	724,521	789,203
*	R Stahl AG	14,952	255,326
	Rheinmetall AG	335,274	23,300,444
#	RHOEN-KLINIKUM AG	232,537	4,569,782
#	RIB Software SE	292,708	9,169,962
*	Rocket Internet SE	495,050	9,873,559
#	S&T AG	337,476	6,278,473
	SAF-Holland SA	355,988	1,425,044
#	Salzgitter AG	298,029	3,506,273
#*	Schaltbau Holding AG	32,728	871,761
	Schloss Wachenheim AG	8,017	108,945
	Scout24 AG.	212,194	12,684,719
#	Secunet Security Networks AG	6,248	813,859
#*	SGL Carbon SE	293,218	788,998
#*	Shop Apotheke Europe NV	24,816	1,371,567
#	Siltronic AG	148,532	10,745,321
#	Sixt Leasing SE	65,947	1,333,392
#	Sixt SE	95,154	5,034,595
*	SMA Solar Technology AG	87,177	2,479,769
#*	SMT Scharf AG	22,763	196,280
	Softing AG	26,963	154,279
	Software AG	359,622	10,718,022
	Stabilus SA	170,155	6,140,417
#	STRATEC SE	24,591	1,895,497

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Stroeer SE & Co. KGaA	217,603	$10,816,622
	Suedzucker AG	610,999	8,732,226
#*	SUESS MicroTec SE	134,313	949,702
#	Surteco Group SE	46,502	972,121
	Syzygy AG	2,030	11,616
	TAG Immobilien AG	1,018,441	20,029,151
	Takkt AG	205,056	1,584,656
#	Technotrans SE	45,769	570,915
#*	Tele Columbus AG	296,432	728,408
	Traffic Systems SE	35,766	780,618
	United Internet AG	117,394	3,413,570
#	VERBIO Vereinigte BioEnergie AG	151,277	1,361,324
#	Vossloh AG	69,747	2,392,285
	Wacker Chemie AG	56,738	2,826,193
#	Wacker Neuson SE	217,489	2,395,087
	Washtec AG	76,788	3,038,611
	Wuestenrot & Wuerttembergische AG	112,263	1,716,876
#	Zeal Network SE	53,361	1,345,907

TOTAL GERMANY			665,220,460

IRELAND — (0.5%)
	Bank of Ireland Group P.L.C.	3,468,220	6,464,997
	C&C Group P.L.C.	848,523	2,066,241
	Cairn Homes P.L.C.	1,502,798	1,126,118
*	Datalex P.L.C.	107,125	20,298
	FBD Holdings P.L.C.	125,459	975,302
	FBD Holdings P.L.C.	17,353	118,010
	Glanbia P.L.C.	288,449	3,139,264
	Glanbia P.L.C.	700,613	7,286,381
	Irish Continental Group P.L.C.	583,096	2,052,183
	Irish Continental Group P.L.C.	234,200	775,283
*	Permanent TSB Group Holdings P.L.C.	229,967	134,780

TOTAL IRELAND			24,158,857

ISRAEL — (3.1%)
#	Adgar Investment and Development, Ltd.	39,391	51,472
#*	Afcon Holdings, Ltd.	3,064	106,496
*	AFI Properties, Ltd.	99,961	2,518,355
	Africa Israel Residences, Ltd.	2,237	51,639
#*	Airport City, Ltd.	317,948	4,626,938
*	Allot, Ltd.	188,324	1,826,643
	Alony Hetz Properties & Investments, Ltd.	23,588	271,005
	Alrov Properties and Lodgings, Ltd.	49,397	1,350,465
	Amot Investments, Ltd.	95,122	558,323
#	Arad, Ltd.	18,409	254,715
*	Arko Holdings, Ltd.	1,444,421	267,862
#	Ashtrom Group, Ltd.	122,471	1,361,139
#	Ashtrom Properties, Ltd.	219,123	1,038,777
	Atreyu Capital Markets, Ltd.	2,154	28,406
	AudioCodes, Ltd.	180,960	4,598,573
#*	Avgol Industries 1953, Ltd.	468,925	293,784
*	Azorim-Investment Development & Construction Co., Ltd.	493,160	805,798
	Bayside Land Corp.	6,600	3,819,487
#	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	539,814
	Big Shopping Centers, Ltd.	32,885	2,371,544
#	Blue Square Real Estate, Ltd.	36,427	1,439,620
*	Bonus Biogroup, Ltd.	613,036	47,424
*	Brack Capital Properties NV	18,347	1,494,805

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#*	Brainsway, Ltd.	54,222	$198,721
	Camtek, Ltd.	113,800	984,659
	Carasso Motors, Ltd.	104,381	264,379
#*	Cellcom Israel, Ltd.	488,140	1,416,636
#*	Ceragon Networks, Ltd.	266,244	335,467
*	Clal Insurance Enterprises Holdings, Ltd.	244,549	2,016,851
#*	Compugen, Ltd.	199,256	1,442,544
#	Danel Adir Yeoshua, Ltd.	21,864	1,524,194
#	Delek Automotive Systems, Ltd.	223,263	866,570
	Delek Group, Ltd.	323	8,454
	Delta-Galil Industries, Ltd.	70,358	1,084,175
	Dor Alon Energy in Israel 1988, Ltd.	13,423	263,274
	Duniec Brothers, Ltd.	304	6,923
#*	El Al Israel Airlines	1,449,354	283,915
	Electra Consumer Products 1970, Ltd.	53,953	947,536
*	Electra Real Estate, Ltd.	23,236	109,626
	Electra, Ltd.	12,544	5,220,887
#*	Energix-Renewable Energies, Ltd.	954,101	2,720,253
*	Enlight Renewable Energy, Ltd.	2,163,770	2,157,066
#*	Equital, Ltd.	112,554	2,169,312
*	Evogene, Ltd.	79,189	90,867
	First International Bank Of Israel, Ltd.	33,692	813,985
	FMS Enterprises Migun, Ltd.	19,186	590,200
	Formula Systems 1985, Ltd.	62,881	3,471,884
#	Fox Wizel, Ltd.	57,376	1,896,010
	Gilat Satellite Networks, Ltd.	225,761	1,666,564
#	Hadera Paper, Ltd.	24,531	904,989
#*	Hamlet Israel-Canada, Ltd.	32,585	469,246
	Harel Insurance Investments & Financial Services, Ltd.	838,296	4,537,014
#	Hilan, Ltd.	100,860	3,142,065
#	IDI Insurance Co., Ltd.	44,734	1,196,923
	IES Holdings, Ltd.	322	14,094
#	Inrom Construction Industries, Ltd.	357,290	1,229,163
#*	Intercure, Ltd.	52,127	63,091
#	Israel Canada T.R, Ltd.	131,507	205,396
#	Israel Land Development - Urban Renewal, Ltd.	37,207	335,330
	Isras Investment Co., Ltd.	5,465	990,905
#	Issta Lines, Ltd.	12,135	135,706
#*	Kamada, Ltd.	212,977	1,296,090
	Kenon Holdings, Ltd.	124,381	1,810,425
	Kerur Holdings, Ltd.	31,762	764,248
*	Klil Industries, Ltd.	5,696	337,850
#	Magic Software Enterprises, Ltd.	133,913	1,067,734
	Malam - Team, Ltd.	276	46,746
	Matrix IT, Ltd.	232,691	3,784,310
	Maytronics, Ltd.	285,819	1,787,043
#	Mediterranean Towers, Ltd.	366,674	678,544
#	Mega Or Holdings, Ltd.	81,523	1,994,094
#*	Mehadrin, Ltd.	3,072	87,693
	Meitav Dash Investments, Ltd.	116,200	299,369
	Melisron, Ltd.	25,603	985,723
	Menora Mivtachim Holdings, Ltd.	181,682	2,049,634
	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	1,321,571
	Minrav Holdings, Ltd.	263	31,764
*	Mivne Real Estate KD, Ltd.	721,862	1,555,587
#	Mivtach Shamir Holdings, Ltd.	24,697	456,226
*	Naphtha Israel Petroleum Corp., Ltd.	244,337	859,073
*	Nawi Brothers, Ltd.	116,369	462,773
#	Neto ME Holdings, Ltd.	9,545	440,878

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Nova Measuring Instruments, Ltd.	183,116	$6,017,549
#	NR Spuntech Industries, Ltd.	76,176	122,118
	Oil Refineries, Ltd.	9,609,294	2,612,089
#	One Software Technologies, Ltd.	1,946	126,813
#	OPC Energy, Ltd.	50,409	351,337
*	Partner Communications Co., Ltd.	806,477	3,012,592
#	Paz Oil Co., Ltd.	60,870	5,083,470
*	Perion Network, Ltd.	23,148	108,786
	Phoenix Holdings, Ltd. (The)	571,475	2,724,232
	Plasson Industries, Ltd.	20,585	667,597
*	Pluristem Therapeutics, Inc.	3,536	13,785
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	2,825,406
	Scope Metals Group, Ltd.	47,147	772,933
#	Shapir Engineering and Industry, Ltd.	526,532	3,378,614
#	Shikun & Binui, Ltd.	1,337,236	4,709,409
	Shufersal, Ltd.	667,230	3,775,798
	Summit Real Estate Holdings, Ltd.	213,301	1,926,442
*	Suny Cellular Communication, Ltd.	473,129	125,128
	Tadiran Holdings, Ltd.	15,407	531,517
*	Tower Semiconductor, Ltd.	67,252	1,059,586
	Union Bank of Israel	199,952	761,391
#	YH Dimri Construction & Development, Ltd.	9,433	264,075

TOTAL ISRAEL			138,586,000

ITALY — (9.2%)
#*	A.S. Roma SpA	856,401	393,655
	A2A SpA	10,326,675	12,740,486
	ACEA SpA	385,701	6,121,775
#*	Aeffe SpA	281,318	316,721
	Amplifon SpA	594,482	12,075,850
	Anima Holding SpA	2,118,887	5,630,676
#	Aquafil SpA	77,554	283,548
*	Arnoldo Mondadori Editore SpA	1,174,806	1,697,308
#	Ascopiave SpA	516,261	1,910,702
	Autogrill SpA	898,125	4,167,736
	Autostrade Meridionali SpA	3,917	82,747
	Avio SpA	104,775	1,298,283
	Azimut Holding SpA	828,498	11,791,773
	B&C Speakers SpA	19,155	186,771
#*	Banca Carige SpA	148,414,098	45,832
	Banca Farmafactoring SpA	754,049	3,875,514
#	Banca Finnat Euramerica SpA	616,149	151,453
	Banca Generali SpA	362,225	7,526,838
	Banca IFIS SpA	166,711	1,602,375
#*	Banca Monte dei Paschi di Siena SpA	213,039	262,841
	Banca Popolare di Sondrio SCPA	3,178,350	4,796,012
#	Banca Profilo SpA	1,814,636	294,596
	Banca Sistema SpA	379,814	447,065
#*	Banco BPM SpA	11,342,409	14,631,441
#	Banco di Desio e della Brianza SpA	238,796	732,727
	BasicNet SpA	169,875	615,381
	BE SpA	533,191	519,787
#	Biesse SpA	101,093	983,421
#	BPER Banca	3,215,640	9,785,015
	Brunello Cucinelli SpA	250,422	7,582,916
	Buzzi Unicem SpA	4,665	43,803
	Buzzi Unicem SpA	650,172	11,874,304
#	Cairo Communication SpA	569,330	985,123
	Carel Industries SpA	1,744	22,359

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Carraro SpA	162,374	$210,325
	Cembre SpA	3,547	58,006
	Cementir Holding NV	350,080	1,883,534
	Cerved Group SpA	1,357,497	8,047,027
	CIR SpA-Compagnie Industriali	5,326,857	2,490,155
	Credito Emiliano SpA	599,354	2,512,895
*	Credito Valtellinese SpA	48,118,993	2,565,583
*	d’Amico International Shipping SA	2,577,810	236,085
	Danieli & C Officine Meccaniche SpA	25,864	180,758
	Danieli & C Officine Meccaniche SpA	101,563	1,226,693
	Datalogic SpA	125,257	1,466,789
#	De’ Longhi SpA	418,771	6,961,059
	DeA Capital SpA	755,038	918,761
	DiaSorin SpA	46,066	6,072,146
	doValue SpA	91,984	563,514
	El.En. SpA	34,312	599,146
*	Elica SpA	192,920	482,361
	Emak SpA	388,913	288,971
	Enav SpA	1,366,556	6,025,453
	ERG SpA	407,695	7,267,607
	Esprinet SpA	228,464	808,365
#*	Eurotech SpA	276,627	1,507,267
	Falck Renewables SpA	983,539	5,082,584
	Fiera Milano SpA	121,038	371,662
	Fila SpA	142,640	1,093,065
#*	Fincantieri SpA	3,504,948	2,119,333
	FinecoBank Banca Fineco SpA	56,079	504,547
	FNM SpA	1,460,648	750,189
#	Freni Brembo SpA	1,153,751	8,554,928
#*	GEDI Gruppo Editoriale SpA	927,122	463,884
#	Gefran SpA	37,987	173,004
#	Geox SpA	577,144	461,884
	Gruppo MutuiOnline SpA	164,315	2,758,219
*	Guala Closures SpA	56,729	306,469
	Hera SpA	5,810,878	21,023,082
	Illimity Bank SpA	162,620	1,106,864
#	IMA Industria Macchine Automatiche SpA	126,942	7,444,520
#*	IMMSI SpA	1,306,079	469,397
#*	Intek Group SpA	1,988,916	441,705
	Interpump Group SpA	554,928	13,331,988
	Iren SpA	4,786,874	11,927,835
	Italgas SpA	3,551,815	19,433,272
	Italmobiliare SpA	76,176	1,980,260
	IVS Group SA	58,424	412,804
#*	Juventus Football Club SpA	2,997,765	2,598,980
	La Doria SpA	87,297	838,125
	Leonardo SpA	221,291	1,462,990
	LU-VE SpA	5,064	58,709
#	Maire Tecnimont SpA	1,041,321	1,609,358
	MARR SpA	230,594	3,269,452
	Massimo Zanetti Beverage Group SpA	65,668	250,308
#*	Mediaset SpA	3,709,525	7,853,858
#*	Mondo TV SpA	38,811	72,717
#	Openjobmetis SpA agenzia per il lavoro	63,025	299,803
#*	OVS SpA	1,435,135	1,231,336
	Piaggio & C SpA	1,437,822	2,540,421
#	Pirelli & C SpA	2,099,773	7,408,406
#	Prima Industrie SpA	38,818	546,053
#	Prysmian SpA	1,011,006	16,051,606

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	RAI Way SpA	552,918	$2,964,234
	Reno de Medici SpA	1,210,554	725,011
	Reply SpA	147,531	8,969,619
	Retelit SpA	769,328	1,243,379
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,120,292	907,048
	Sabaf SpA	49,948	524,921
	SAES Getters SpA	27,092	545,322
#*	Safilo Group SpA	233,748	193,274
#*	Saipem SpA	4,506,646	10,865,086
#*	Salini Impregilo SpA	1,282,257	1,626,202
#	Salvatore Ferragamo SpA	361,379	4,802,628
	Saras SpA	4,332,605	4,004,724
#	Servizi Italia SpA	62,874	157,995
	Sesa SpA	59,421	2,190,685
	Societa Cattolica di Assicurazioni SC	1,217,457	6,024,299
#*	Sogefi SpA	332,859	235,040
	SOL SpA	164,354	1,791,721
#	Tamburi Investment Partners SpA	843,207	5,174,052
	Technogym SpA	631,612	4,120,924
	Tinexta S.p.A	122,766	1,250,550
#	Tod’s SpA	67,887	2,263,717
	TXT e-solutions SpA	43,931	291,634
#	Unieuro SpA	66,937	453,837
#	Unione di Banche Italiane SpA	7,777,728	20,137,765
	Unipol Gruppo SpA	3,109,522	10,604,299
	Zignago Vetro SpA	189,132	2,270,662

TOTAL ITALY			418,491,579

NETHERLANDS — (6.6%)
	Aalberts NV	731,358	17,521,585
	Accell Group NV	156,228	2,165,238
	AFC Ajax NV	13,955	225,006
*	Altice Europe NV	4,504,341	17,384,372
*	Altice Europe NV, Class B	151,348	593,924
#	AMG Advanced Metallurgical Group NV	184,488	2,665,065
	Amsterdam Commodities NV	120,013	2,166,539
	APERAM SA	379,216	8,020,003
	Arcadis NV	544,085	8,754,820
	ASM International NV	322,669	32,828,921
	ASR Nederland NV	873,857	21,971,681
*	Basic-Fit NV	181,929	3,042,114
	BE Semiconductor Industries NV	577,528	17,687,843
#*	Beter Bed Holding NV	22,883	24,880
#	Boskalis Westminster	649,592	11,829,825
#	Brunel International NV	155,477	863,599
	Corbion NV	416,939	12,584,861
	Flow Traders	223,910	6,740,371
	ForFarmers NV	214,677	1,327,093
#*	Fugro NV	585,349	2,363,078
#	GrandVision NV	173,216	4,735,670
*	Heijmans NV	157,571	944,979
	Hunter Douglas NV	25,053	1,129,003
#	IMCD NV	357,089	25,623,820
#	Intertrust NV	466,539	5,872,607
	Kendrion NV	106,595	1,148,615
	Koninklijke BAM Groep NV	1,855,013	2,602,601
	Koninklijke Vopak NV	226,157	11,875,527
*	Lucas Bols NV	20,321	172,844
#	Nederland Apparatenfabriek	33,400	1,318,635

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#*	OCI NV	327,478	$3,913,386
	Ordina NV	658,228	993,644
#	PostNL NV	3,377,006	4,267,276
#	SBM Offshore NV	2,040,093	17,641,043
#	SIF Holding NV	34,182	355,329
	Signify NV	780,137	15,119,222
#	Sligro Food Group NV	166,461	2,479,295
*	Takeaway.com NV	233,901	17,688,249
	TKH Group NV	267,721	7,429,735
	TomTom NV	530,346	4,111,142
	Van Lanschot Kempen NV	76,871	938,860

TOTAL NETHERLANDS			301,122,300

NORWAY — (2.0%)
	ABG Sundal Collier Holding ASA	2,499,556	738,024
	AF Gruppen ASA	68,590	965,334
*	Akastor ASA	1,089,524	409,188
#*	Aker Solutions ASA	1,078,114	557,340
	American Shipping Co. ASA	211,810	389,573
#*	Archer, Ltd.	745,010	126,189
	Arendals Fossekompani A.S	90	20,769
	Atea ASA.	529,509	4,455,432
	Austevoll Seafood ASA	437,677	3,114,724
#	Avance Gas Holding, Ltd.	403,182	825,860
#*	Axactor SE	884,472	518,134
#	B2Holding ASA	1,521,728	526,233
#	Bonheur ASA	146,347	2,120,024
	Borregaard ASA	743,872	6,884,941
*	BW Energy, Ltd.	158,035	137,872
	BW LPG, Ltd.	685,466	2,066,451
*	BW Offshore, Ltd.	774,469	1,331,673
#	DNO ASA	3,438,430	947,601
	Europris ASA	1,186,781	3,442,645
#	FLEX LNG, Ltd.	204,822	1,037,593
#	Frontline, Ltd.	679,518	6,730,250
*	Funcom Se	439,026	707,302
	Grieg Seafood ASA	369,858	3,417,475
#*	Hexagon Composites ASA	640,597	1,530,616
#	Hoegh LNG Holdings, Ltd.	277,075	281,816
*	IDEX ASA	506,708	30,106
	Itera ASA	10,713	8,578
*	Kongsberg Automotive ASA	2,171,519	364,085
	Kongsberg Gruppen ASA	13,035	162,689
#*	Kvaerner ASA	1,596,286	965,433
	Magnora ASA	127,049	94,956
#*	NEL ASA	7,204,544	7,064,970
#*	Nordic Nanovector ASA	328,770	408,073
#*	Nordic Semiconductor ASA	1,018,555	4,494,967
	Norway Royal Salmon ASA	92,448	1,857,116
#*	Norwegian Air Shuttle ASA	645,227	552,606
*	Norwegian Finans Holding ASA	671,029	2,703,143
#	Norwegian Property ASA	43,744	44,072
#	Ocean Yield ASA	427,818	957,288
#*	Odfjell Drilling, Ltd.	683,725	499,345
*	Odfjell SE, Class A	137,586	257,599
	Olav Thon Eiendomsselskap ASA	118,760	1,301,056
#*	Otello Corp. ASA	587,281	665,373
*	Panoro Energy ASA	53,125	27,657
#*	PGS ASA	2,380,755	684,516

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#*	PhotoCure ASA	115,295	$635,014
*	Protector Forsikring ASA	438,078	1,000,984
*	Q-Free ASA	179,836	82,767
#*	REC Silicon ASA	1,473,908	396,822
	Sbanken ASA	486,979	2,357,740
#	Scatec Solar ASA	559,055	7,007,367
	Selvaag Bolig ASA	313,829	1,389,300
	Solon Eiendom ASA	56,855	143,998
	Stolt-Nielsen, Ltd.	190,249	1,546,213
#	Subsea 7 SA	91,166	430,607
	TGS NOPEC Geophysical Co. ASA	12,586	139,779
	Treasure ASA	314,079	272,582
	Veidekke ASA	717,317	5,981,366
#	Wallenius Wilhelmsen ASA	334,602	317,633
	Wilh Wilhelmsen Holding ASA, Class A	68,304	660,821
#*	XXL ASA	431,333	193,888

TOTAL NORWAY			88,983,568

PORTUGAL — (0.8%)
	Altri SGPS SA	541,780	2,143,115
	Banco Comercial Portugues SA, Class R	67,784,387	7,081,219
#	CTT-Correios de Portugal SA	940,653	2,357,827
#	Ibersol SGPS SA	36,721	192,602
#	Mota-Engil SGPS SA	657,576	794,964
#	Navigator Co. SA (The)	1,976,031	4,690,604
	NOS SGPS SA	1,828,612	6,106,934
	Novabase SGPS SA	72,649	212,653
#	REN - Redes Energeticas Nacionais SGPS SA	3,168,805	8,092,316
	Semapa-Sociedade de Investimento e Gestao	173,756	1,481,231
	Sonae Capital SGPS SA	789,547	347,271
	Sonae SGPS SA	6,699,002	4,341,661

TOTAL PORTUGAL			37,842,397

SPAIN — (5.9%)
	Acciona SA	173,951	18,398,827
	Acerinox SA	1,170,556	7,878,873
#*	Adveo Group International SA	84,445	8,466
	Alantra Partners SA	70,405	1,005,027
	Almirall SA	417,999	4,834,777
*	Amper SA	5,396,257	819,067
	Applus Services SA	911,014	5,770,251
#	Atresmedia Corp. de Medios de Comunicacion SA	560,118	1,546,619
	Azkoyen SA	67,253	365,009
#	Banco de Sabadell SA	24,577,294	12,370,254
#	Bankia SA	4,998,517	5,450,743
#	Bankinter SA	3,331,656	12,086,012
	Bolsas y Mercados Espanoles SHMSF SA	501,422	18,146,405
	Cellnex Telecom SA.	51,447	2,333,761
	Cia de Distribucion Integral Logista Holdings SA	336,921	5,408,481
	CIE Automotive SA	424,373	6,492,248
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	4,060,778
#*	Distribuidora Internacional de Alimentacion SA	207,031	23,681
	Ebro Foods SA	531,944	10,894,522
*	eDreams ODIGEO SA	424,956	866,165
	Elecnor SA	200,108	1,620,168
	Enagas SA	1,133,618	22,363,086
#	Ence Energia y Celulosa SA	1,002,675	2,737,992
#	Ercros SA	784,741	1,952,699

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Euskaltel SA	548,865	$4,079,272
	Faes Farma SA	2,012,534	7,746,465
*	Fluidra SA	345,705	3,235,120
	Fomento de Construcciones y Contratas SA	335,082	2,730,588
*	Global Dominion Access SA	702,931	1,934,008
	Grupo Catalana Occidente SA	254,842	5,159,213
#*	Grupo Empresarial San Jose SA	153,495	699,447
#*	Grupo Ezentis SA	1,629,459	382,521
	Iberpapel Gestion SA	47,911	974,240
#*	Indra Sistemas SA	856,710	6,976,085
	Laboratorios Farmaceuticos Rovi SA	72,954	1,791,282
	Liberbank SA	13,933,927	2,057,446
*	Masmovil Ibercom SA	410,017	6,469,406
	Mediaset Espana Comunicacion SA	1,072,499	3,916,123
	Melia Hotels International SA	792,923	3,338,889
	Miquel y Costas & Miquel SA	143,827	1,808,285
*	Neinor Homes SA	16,619	126,995
#*	Obrascon Huarte Lain SA	905,725	571,879
#*	Pharma Mar SA	1,314,720	6,190,429
	Prim SA	39,523	390,907
*	Promotora de Informaciones SA, Class A	2,308,954	1,491,368
	Prosegur Cia de Seguridad SA	1,794,584	4,481,978
#*	Quabit Inmobiliaria SA	809,822	370,601
*	Realia Business SA	1,782,137	1,466,921
	Renta 4 Banco SA	442	2,950
	Sacyr S.A	3,108,843	4,706,348
#*	Solaria Energia y Medio Ambiente SA	395,783	3,286,081
*	Talgo SA	615,814	2,777,404
*	Tecnicas Reunidas SA	195,397	2,475,035
	Tubacex SA	794,526	1,123,869
	Unicaja Banco SA	2,446,006	1,396,577
	Vidrala S.A	5,534	494,345
	Vidrala SA	112,005	9,976,645
	Viscofan SA	280,336	15,349,338
	Vocento SA	352,577	279,071
	Zardoya Otis SA	1,131,276	7,607,694

TOTAL SPAIN			265,298,736

SWEDEN — (6.9%)
	AcadeMedia AB	398,138	1,947,700
*	Adapteo Oyj	280,480	2,404,827
#	AddLife AB, Class B	54,845	1,564,921
	AddNode Group AB	84,058	1,236,612
	AddTech AB, Class B	376,635	9,191,532
	AF POYRY AB	666,893	10,142,827
#	Alimak Group AB	253,043	2,213,916
#*	Arise AB	36,861	104,659
	Arjo AB, Class B	898,834	4,442,029
	Atrium Ljungberg AB, Class B	244,368	3,805,726
	Attendo AB	680,729	2,789,743
#	Avanza Bank Holding AB	687,653	5,673,824
	BE Group AB	27,710	80,419
	Beijer Alma AB	284,490	2,355,515
	Beijer Electronics Group AB	93,898	382,387
	Beijer Ref AB	330,250	5,930,298
	Bergman & Beving AB	193,579	981,861
	Besqab AB	21,962	219,021
#	Betsson AB	977,562	3,840,674
	Bilia AB, Class A	659,191	4,064,928

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	BillerudKorsnas AB	763,564	$8,325,697
	BioGaia AB, Class B	122,544	5,145,677
	Biotage AB	456,538	4,551,702
	Bjorn Borg AB	99,769	107,932
	Bonava AB, Class B	458,773	1,963,600
	Bravida Holding AB	955,458	6,699,672
	Bufab AB	216,961	1,655,359
#	Bulten AB	119,933	473,121
	Bure Equity AB	449,636	6,986,253
#*	Byggmax Group AB	356,302	838,945
	Catena AB	152,830	4,436,835
*	Cavotec SA	79,682	120,538
#	Clas Ohlson AB, Class B	148,783	1,082,022
	Cloetta AB, Class B	1,667,143	3,933,079
#*	Collector AB	134,446	208,185
	Concentric AB	364,105	3,533,178
	Coor Service Management Holding AB	265,642	1,289,301
	Corem Property Group AB, Class B	163,626	323,190
	Dios Fastigheter AB	868,442	5,804,438
	Dometic Group AB	724,370	3,209,558
*	Doro AB	155,569	420,420
	Duni AB	220,953	1,753,937
#	Dustin Group AB	449,101	2,126,658
	Eastnine AB	126,421	1,391,521
	Elanders AB, Class B	54,920	245,225
#*	Eltel AB	201,453	320,715
*	Enea AB	96,899	1,241,654
#	eWork Group AB	32,666	185,848
	Fagerhult AB	293,570	1,148,749
#	Fenix Outdoor International AG	19,372	1,219,232
*	Fingerprint Cards AB, Class B	634,700	824,306
	Granges AB	546,114	2,683,010
	Gunnebo AB	247,275	373,597
	Haldex AB	276,371	702,330
	Heba Fastighets AB, Class B	133,938	1,116,653
	Hexpol AB	147,016	868,616
	HIQ International AB	168,305	607,211
#	HMS Networks AB	119,887	1,464,608
*	Hoist Finance AB	515,550	1,260,492
	Humana AB	81,076	316,773
	Inwido AB	412,437	2,342,773
#	JM AB	530,234	9,137,796
#	Kindred Group P.L.C	1,200,537	4,398,485
	Klovern AB, Class B	4,169,510	6,157,645
	KNOW IT AB	204,364	2,774,476
	Kungsleden AB	1,454,309	10,939,656
	Lagercrantz Group AB, Class B	465,779	5,425,208
	Lindab International AB	603,188	4,612,129
	Loomis AB, Class B	252,245	5,106,140
#*	Medivir AB, Class B	169,635	219,905
#*	Mekonomen AB	321,005	1,434,348
*	Modern Times Group MTG AB, Class B	327,098	2,535,856
	Momentum Group AB, Class B	184,982	1,261,003
#	Mycronic AB	487,750	5,914,373
	NCC AB, Class B	112,716	1,473,329
	Nederman Holding AB	29,566	312,669
#*	Net Insight AB, Class B	1,129,868	200,874
#	New Wave Group AB, Class B	435,702	1,188,409
	Nobia AB	860,489	3,053,989

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Nobina AB	739,814	$3,997,692
	Nolato AB, Class B	176,017	7,936,823
#	Nordic Entertainment Group AB, Class B	51,345	1,069,039
	Nordic Waterproofing Holding A.S	62,463	468,681
	NP3 Fastigheter AB	152,387	1,069,495
*	Nyfosa AB	1,252,852	6,275,462
	OEM International AB, Class B	46,319	906,921
	Peab AB, Class B	676,819	4,847,016
	Platzer Fastigheter Holding AB, Class B	249,458	1,778,079
	Pricer AB, Class B	892,974	1,389,955
	Proact IT Group AB	61,281	591,009
*	Qliro Group AB	857,613	344,076
	Ratos AB, Class B	1,469,565	3,023,276
#*	RaySearch Laboratories AB	163,313	936,664
#	Recipharm AB, Class B	371,662	3,759,138
	Resurs Holding AB	622,116	2,111,740
	Rottneros AB	698,061	633,770
	Sagax AB, Class B	231,380	2,332,062
	Samhallsbyggnadsbolaget i Norden AB	6,062,770	11,622,723
#*	SAS AB	2,046,483	1,795,620
	Scandi Standard AB	399,701	2,414,165
	Scandic Hotels Group AB	209,143	622,293
	Sectra AB, Class B	111,168	4,139,189
	Semcon AB	118,592	552,479
*	Sensys Gatso Group AB	2,274,070	254,743
#	SkiStar AB	329,045	2,519,833
	Sweco AB, Class B	106,761	3,031,395
	Systemair AB	84,050	1,022,397
#	Thule Group AB	722,451	12,465,251
	Troax Group AB	210,818	1,936,720
	VBG Group AB, Class B	26,108	301,941
	Vitrolife AB	16,322	234,352
	Wihlborgs Fastigheter AB	983,603	13,604,137

TOTAL SWEDEN			312,810,455

SWITZERLAND — (13.2%)
	Allreal Holding AG	114,189	21,198,197
	ALSO Holding AG	43,335	6,811,189
#*	ams AG	1,516,165	14,819,724
	APG SGA SA	8,640	1,599,550
	Arbonia AG	340,972	2,675,816
*	Aryzta AG	6,545,222	2,311,018
	Ascom Holding AG	235,917	1,304,624
#	Autoneum Holding AG	21,144	1,318,817
	Bachem Holding AG, Class B	3,642	725,870
	Banque Cantonale de Geneve	9,270	1,725,180
	Banque Cantonale du Jura SA	4,071	223,398
	Banque Cantonale Vaudoise	7,529	6,163,323
	Belimo Holding AG	3,028	19,297,637
	Bell Food Group AG	14,116	3,686,597
	Bellevue Group AG	55,759	1,304,564
#	Berner Kantonalbank AG	28,789	6,238,266
	BKW AG	153,128	12,469,440
#	Bobst Group SA	64,411	2,910,537
#	Bossard Holding AG, Class A	43,180	4,960,388
	Bucher Industries AG	54,197	14,284,973
	Burckhardt Compression Holding AG	541	107,858
	Burkhalter Holding AG	28,978	1,653,180
#	Calida Holding AG	32,749	947,169

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Carlo Gavazzi Holding AG	2,982	$629,174
	Cembra Money Bank AG	187,433	17,090,646
#	Cicor Technologies, Ltd.	14,897	556,125
	Cie Financiere Tradition SA	10,452	1,130,873
#	Coltene Holding AG	25,850	1,647,026
	Conzzeta AG	9,547	7,702,462
	Daetwyler Holding AG	42,254	6,738,213
	DKSH Holding AG	223,126	11,013,348
	dormakaba Holding AG	24,237	10,723,863
*	Dottikon Es Holding AG	143	94,731
	Dufry AG	276,747	8,493,428
	EFG International AG	657,243	3,701,581
	Emmi AG	15,057	13,693,832
#	Energiedienst Holding AG	82,057	2,692,277
#*	Evolva Holding SA	3,349,123	617,088
#	Feintool International Holding AG	16,000	620,189
	Flughafen Zurich AG	126,351	14,135,217
	Forbo Holding AG	8,613	10,434,326
#*	GAM Holding AG	1,317,887	2,449,453
	Georg Fischer AG	31,555	21,531,119
	Gurit Holding AG	3,022	3,573,042
	Helvetia Holding AG	216,663	18,511,032
	Hiag Immobilien Holding AG	19,720	1,880,423
#*	HOCHDORF Holding AG	7,010	418,830
	Huber & Suhner AG	94,378	5,849,814
*	Hypothekarbank Lenzburg AG	6	26,511
#	Implenia AG	126,765	4,406,301
	Inficon Holding AG	14,600	9,276,544
	Interroll Holding AG	4,787	7,919,485
	Intershop Holding AG	10,318	5,416,555
	Investis Holding SA	3,260	275,768
	Jungfraubahn Holding AG	16,303	2,016,245
	Kardex AG	47,374	6,514,735
#	Komax Holding AG	25,771	4,024,334
#	Kudelski SA	233,259	739,571
*	Lastminute.com NV	23,689	520,705
	LEM Holding SA	3,808	4,202,057
	Liechtensteinische Landesbank AG	62,748	3,489,319
	Logitech International SA	121,146	5,188,371
	Luzerner Kantonalbank AG	19,960	8,037,688
*	MCH Group AG	3,800	54,502
#*	Meier Tobler Group AG	22,913	258,132
	Metall Zug AG	1,082	1,727,188
#*	Meyer Burger Technology AG	814,920	127,469
	Mikron Holding AG	8,692	42,323
#	Mobilezone Holding AG	279,877	2,408,013
	Mobimo Holding AG	55,872	15,646,105
#*	Newron Pharmaceuticals SpA	27,456	150,486
	OC Oerlikon Corp. AG	1,609,083	12,740,351
*	Orascom Development Holding AG	96,488	806,867
#	Orell Fuessli Holding AG	5,028	486,120
	Orior AG	37,151	3,025,397
#	Phoenix Mecano AG	4,407	1,566,166
	Plazza AG, Class A	7,247	2,081,115
	PSP Swiss Property AG	331,480	41,451,271
	Rieter Holding AG	21,561	1,944,619
	Romande Energie Holding SA	2,625	2,856,973
#	Schaffner Holding AG	3,363	460,235
#*	Schmolz + Bickenbach AG	3,310,891	474,120

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Schweiter Technologies AG	6,871	$6,704,757
	SFS Group AG	126,103	9,428,009
	Siegfried Holding AG	30,001	12,073,708
	St Galler Kantonalbank AG	16,726	6,883,783
	Sulzer AG	136,230	8,480,743
	Sunrise Communications Group AG	271,523	21,763,160
	Swiss Prime Site AG	10,169	989,753
	Swissquote Group Holding SA	77,115	4,415,356
	Thurgauer Kantonalbank	3,152	323,507
#	Tornos Holding AG.	26,632	101,609
#	TX Group AG	16,740	1,179,556
#	u-blox Holding AG	53,367	3,251,545
	Valiant Holding AG	105,977	8,465,138
*	Valora Holding AG	27,553	4,824,143
	VAT Group AG	205,035	27,954,905
	Vaudoise Assurances Holding SA	6,628	3,068,090
	Vetropack Holding AG	1,292	3,394,069
*	Von Roll Holding AG	378,198	215,232
	Vontobel Holding AG	226,317	11,008,457
	VP Bank AG	23,617	3,021,518
	VZ Holding AG	18,001	6,026,963
#	Walliser Kantonalbank	18,991	1,975,484
	Warteck Invest AG	27	56,983
#	Ypsomed Holding AG	7,378	955,486
	Zehnder Group AG	81,744	3,091,472
	Zug Estates Holding AG, Class B	1,178	2,326,044
	Zuger Kantonalbank AG	697	4,511,521

TOTAL SWITZERLAND			601,518,059

UNITED ARAB EMIRATES — (0.0%)
#*	Borr Drilling, Ltd.	58,749	28,107

TOTAL COMMON STOCKS			4,076,362,857

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Biotest AG	100,615	1,977,325
	Draegerwerk AG & Co. KGaA	58,910	5,665,547
	Fuchs Petrolub SE	265,955	9,486,781
	Jungheinrich AG	366,703	5,580,331
	Sixt SE	116,451	4,534,153
	STO SE & Co. KGaA	13,545	1,232,470
	Villeroy & Boch AG	50,436	562,832

TOTAL GERMANY			29,039,439

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	254,689	0

FRANCE — (0.0%)
*	METabolic EXplorer SA	156,395	3,002

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
NORWAY — (0.0%)
* NEL ASA RIGHT	83,426	$0

TOTAL RIGHTS/WARRANTS		3,002

TOTAL INVESTMENT SECURITIES (Cost $4,884,736,635)		4,105,405,298

		Value†
SECURITIES LENDING COLLATERAL — (9.7%)
@§ The DFA Short Term Investment Fund	38,208,104	441,991,344

TOTAL INVESTMENTS — (100.0%) (Cost $5,326,777,655)^^		$4,547,396,642

Summary of the Series’ investments as of March 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$145,636,507	—	$145,636,507
Belgium	$1,633,441	172,112,335	—	173,745,776
Denmark	2,393,681	214,877,611	—	217,271,292
Finland	—	257,327,101	—	257,327,101
France	—	428,321,663	—	428,321,663
Germany	—	665,220,460	—	665,220,460
Ireland	—	24,158,857	—	24,158,857
Israel	335,467	138,250,533	—	138,586,000
Italy	—	418,491,579	—	418,491,579
Netherlands	—	301,122,300	—	301,122,300
Norway	137,872	88,845,696	—	88,983,568
Portugal	—	37,842,397	—	37,842,397
Spain	—	265,298,736	—	265,298,736
Sweden	—	312,810,455	—	312,810,455
Switzerland	—	601,518,059	—	601,518,059
United Arab Emirates	—	28,107	—	28,107
Preferred Stocks
Germany	—	29,039,439	—	29,039,439
Rights/Warrants
France	—	3,002	—	3,002
Securities Lending Collateral	441,991,344	—	—	441,991,344

TOTAL	$446,491,805	$4,100,904,837	—	$4,547,396,642

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (84.2%)
COMMUNICATION SERVICES — (1.9%)
#*	Aimia, Inc.	867,116	$1,300,089
#	Cineplex, Inc.	388,838	3,232,718
	Cogeco Communications, Inc.	70,653	4,793,038
	Cogeco, Inc.	33,780	2,085,416
	Corus Entertainment, Inc., Class B	947,728	1,690,327
*	Glacier Media, Inc.	171,625	37,806
	Mediagrif Interactive Technologies, Inc.	30,070	74,571
*	TeraGo, Inc.	2,400	9,806
#*	WildBrain, Ltd.	937,178	599,346
#*	Yellow Pages, Ltd.	105,820	545,154

TOTAL COMMUNICATION SERVICES			14,368,271

CONSUMER DISCRETIONARY — (3.9%)
*	Aritzia, Inc.	385,436	3,371,504
	AutoCanada, Inc.	165,338	628,550
#	BMTC Group, Inc.	20,581	99,739
	BRP, Inc.	58,421	953,134
	Dorel Industries, Inc., Class B	202,897	216,262
	Gamehost, Inc.	76,973	207,843
#*	Great Canadian Gaming Corp.	412,684	7,325,266
*	Indigo Books & Music, Inc.	12,232	18,253
*	Intertain Group, Ltd. (The)	70,628	599,517
	Leon’s Furniture, Ltd.	164,175	1,573,737
	Linamar Corp.	245,359	5,078,738
	Martinrea International, Inc.	570,760	2,761,938
#	MTY Food Group, Inc.	107,704	1,649,280
#	Park Lawn Corp.	56,600	663,611
#	Pizza Pizza Royalty Corp.	140,912	740,957
*	Points International, Ltd.	47,459	390,855
#	Pollard Banknote, Ltd.	25,700	309,539
	Recipe Unlimited Corp.	88,577	545,070
	Reitmans Canada, Ltd., Class A	230,155	67,053
#	Sleep Country Canada Holdings, Inc.	188,287	1,339,269
*	Spin Master Corp.	25,266	243,091
#	Uni-Select, Inc.	305,382	1,108,862
	Zenith Capital Corp.	111,820	6,436

TOTAL CONSUMER DISCRETIONARY			29,898,504

CONSUMER STAPLES — (4.9%)
#*	Alcanna, Inc.	215,711	352,544
	Andrew Peller, Ltd., Class A	161,500	947,907
	Clearwater Seafoods, Inc.	104,195	378,339
	Corby Spirit and Wine, Ltd.	83,467	916,340
#	High Liner Foods, Inc.	112,080	512,097
#	Jamieson Wellness, Inc.	185,895	3,400,083
	KP Tissue, Inc.	33,800	229,368
	Lassonde Industries, Inc., Class A	17,200	1,825,965
#	Maple Leaf Foods, Inc.	302,505	5,485,631
*	Mav Beauty Brands, Inc.	7,000	9,849
#	North West Co., Inc. (The)	288,971	4,603,659
#	Premium Brands Holdings Corp.	153,619	7,903,088
#	Primo Water Corp.	96,682	875,939

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Primo Water Corp.	869,170	$7,886,947
#	Rogers Sugar, Inc.	669,336	2,087,959
#*	SunOpta, Inc.	286,840	495,290

TOTAL CONSUMER STAPLES			37,911,005

ENERGY — (8.6%)
#*	Advantage Oil & Gas, Ltd.	1,130,542	1,148,778
#*	Africa Oil Corp.	1,333,299	814,778
#	ARC Resources, Ltd.	1,653,643	4,758,938
#*	Athabasca Oil Corp.	3,380,410	336,288
#*	Baytex Energy Corp.	3,145,775	748,834
#	Birchcliff Energy, Ltd.	1,519,295	842,074
#	Bonavista Energy Corp.	1,749,900	155,431
#	Bonterra Energy Corp.	179,118	120,914
#*	Calfrac Well Services, Ltd.	797,615	136,025
	Cameco Corp.	71,707	546,732
	Cameco Corp.	151,830	1,159,981
#	Canacol Energy, Ltd.	882,442	2,238,554
#	Cardinal Energy, Ltd.	599,998	191,856
#	CES Energy Solutions Corp.	1,476,974	850,102
	Computer Modelling Group, Ltd.	453,427	1,234,012
#	Crescent Point Energy Corp.	2,146,838	1,662,796
#*	Crew Energy, Inc.	1,133,876	161,142
#*	Denison Mines Corp.	3,334,115	876,588
#	Enerflex, Ltd.	516,197	2,138,441
#*	Energy Fuels, Inc.	347,960	407,968
	Enerplus Corp.	1,256,758	1,848,568
#	Ensign Energy Services, Inc.	865,060	319,641
*	Epsilon Energy, Ltd.	37,340	99,699
#*	Essential Energy Services Trust	1,034,741	102,937
#*	Fission Uranium Corp.	1,962,000	209,124
#	Freehold Royalties, Ltd.	549,594	1,148,161
#	Frontera Energy Corp.	206,880	507,167
*	GASFRAC Energy Services, Inc.	779,376	0
*	Gear Energy, Ltd.	901,000	64,023
	Gibson Energy, Inc.	735,046	8,487,528
#*	Gran Tierra Energy, Inc.	2,531,911	647,686
#	High Arctic Energy Services, Inc.	136,900	53,503
#*	Kelt Exploration, Ltd.	949,540	742,197
#*	MEG Energy Corp.	1,397,936	1,658,888
	North American Construction Group, Ltd.	118,644	597,730
#*	NuVista Energy, Ltd.	1,065,426	367,179
#*	Obsidian Energy, Ltd.	538,649	88,033
#*	Painted Pony Energy, Ltd.	782,649	127,911
#*	Paramount Resources, Ltd., Class A	398,013	319,587
*	Parex Resources, Inc.	710,297	6,006,206
	Pason Systems, Inc.	417,501	1,854,176
	Pembina Pipeline Corp.	5,142	96,469
#	Peyto Exploration & Development Corp.	1,067,259	1,129,976
*	PHX Energy Services Corp.	285,274	137,843
	Pinnacle Renewable Energy, Inc.	16,100	71,273
#	PrairieSky Royalty, Ltd.	644,419	3,402,283
#*	Precision Drilling Corp.	1,642,821	513,637
*	Pulse Seismic, Inc.	308,039	218,887
#*	Questerre Energy Corp., Class A	797,460	53,833
#	Secure Energy Services, Inc.	918,655	607,084
#*	Seven Generations Energy, Ltd., Class A	1,019,044	1,122,375
#	ShawCor, Ltd.	459,643	581,372
*	Storm Resources, Ltd.	5,600	4,019

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#*	Strad, Inc.	9,974	$13,749
#	Surge Energy, Inc.	1,697,764	259,376
#*	Tamarack Valley Energy, Ltd.	1,412,040	486,634
*	Tervita Corp.	70,398	173,581
#	Tidewater Midstream and Infrastructure, Ltd.	1,159,300	399,531
#	TORC Oil & Gas, Ltd.	924,765	413,986
	Total Energy Services, Inc.	287,079	377,387
	Tourmaline Oil Corp.	863,280	5,300,035
	TransGlobe Energy Corp.	498,445	180,635
#*	Trican Well Service, Ltd.	1,905,099	609,177
#	Vermilion Energy, Inc.	524,924	1,611,363
	Vermilion Energy, Inc.	33,463	104,070
#	Whitecap Resources, Inc.	2,435,376	2,024,721
#*	Yangarra Resources, Ltd.	479,471	126,060

TOTAL ENERGY			65,799,532

FINANCIALS — (8.2%)
	AGF Management, Ltd., Class B	554,335	1,181,699
#	Alaris Royalty Corp.	238,175	1,396,251
	Canaccord Genuity Group, Inc.	397,097	1,221,793
#	Canadian Western Bank.	451,802	6,218,578
#	Chesswood Group, Ltd.	77,342	214,885
	Clairvest Group, Inc.	1,900	61,160
	Echelon Financial Holdings, Inc.	15,650	63,610
	ECN Capital Corp.	2,425,762	6,481,109
	E-L Financial Corp., Ltd.	6,878	2,922,649
	Element Fleet Management Corp.	1,986,074	12,644,939
#	Equitable Group, Inc.	61,002	2,517,151
	Fiera Capital Corp.	283,237	1,316,258
	Firm Capital Mortgage Investment Corp.	165,218	1,186,921
	First National Financial Corp.	70,079	1,240,936
#	Genworth MI Canada, Inc.	219,084	4,868,014
#	GMP Capital, Inc.	416,787	385,009
#	goeasy, Ltd.	62,639	1,619,721
	GoldMoney, Inc.	125,000	250,480
	Guardian Capital Group, Ltd., Class A	87,214	1,139,056
#*	Home Capital Group, Inc.	367,727	4,196,472
*	Kingsway Financial Services, Inc.	13,070	25,879
#	Laurentian Bank of Canada.	259,890	5,643,600
#	Sprott, Inc.	1,396,588	2,272,568
#	Timbercreek Financial Corp.	493,295	2,485,228
	TMX Group, Ltd.	7,934	590,667
*	Trisura Group, Ltd.	30,611	891,380

TOTAL FINANCIALS			63,036,013

HEALTH CARE — (1.3%)
*	CRH Medical Corp.	451,491	603,143
#	Extendicare, Inc.	549,009	2,254,865
*	Knight Therapeutics, Inc.	835,932	3,682,782
#	Medical Facilities Corp.	248,489	616,234
#	Sienna Senior Living, Inc.	337,615	2,936,409

TOTAL HEALTH CARE			10,093,433

INDUSTRIALS — (11.1%)
	Aecon Group, Inc.	354,002	3,159,430
#	AG Growth International, Inc.	110,558	1,335,526
	Algoma Central Corp.	43,100	277,778
#*	ATS Automation Tooling Systems, Inc.	462,811	5,413,110

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Badger Daylighting, Ltd.	165,781	$2,682,323
#	Bird Construction, Inc.	279,744	906,440
*	Black Diamond Group, Ltd.	330,892	246,882
#*	Bombardier, Inc., Class A	8,161	4,233
#*	Bombardier, Inc., Class B	917,524	296,649
	Calian Group, Ltd.	34,555	895,980
	CanWel Building Materials Group, Ltd.	386,301	905,843
#	Cargojet, Inc.	16,249	1,167,670
#	Cervus Equipment Corp.	45,297	185,076
#*	DIRTT Environmental Solutions	224,868	226,897
#	Exchange Income Corp.	66,484	838,550
	Exco Technologies, Ltd.	182,734	698,578
	Finning International, Inc.	462,398	4,961,422
*	GDI Integrated Facility Services, Inc.	1,100	21,886
*	Heroux-Devtek, Inc.	232,254	1,727,918
#	Horizon North Logistics, Inc.	1,094,944	217,853
*	IBI Group, Inc.	105,300	276,849
	K-Bro Linen, Inc.	69,453	1,384,816
	Magellan Aerospace Corp.	106,476	492,545
	Morneau Shepell, Inc.	342,711	6,913,640
#	Mullen Group, Ltd.	524,670	1,528,563
#	NFI Group, Inc.	298,620	3,195,635
#	Richelieu Hardware, Ltd.	320,800	5,067,423
	Rocky Mountain Dealerships, Inc.	120,855	343,509
	Russel Metals, Inc.	343,123	3,191,558
#	Savaria Corp.	143,300	1,082,412
#	SNC-Lavalin Group, Inc.	109,100	1,609,405
#	Stantec, Inc.	610,390	15,614,325
#	Stuart Olson, Inc.	42,577	25,716
	TFI International, Inc.	511,489	11,285,251
#	Transcontinental, Inc., Class A	475,841	4,223,161
	Wajax Corp.	106,766	490,093
#	Westshore Terminals Investment Corp.	233,522	2,170,445

TOTAL INDUSTRIALS			85,065,390

INFORMATION TECHNOLOGY — (4.4%)
	Absolute Software Corp.	288,588	1,767,660
#*	BlackBerry, Ltd.	505,190	2,086,435
*	Celestica, Inc.	36,408	127,428
*	Celestica, Inc.	632,753	2,221,133
*	Descartes Systems Group, Inc. (The)	137,728	4,737,734
	Enghouse Systems, Ltd.	251,614	7,782,816
	Evertz Technologies, Ltd.	174,936	1,627,167
*	EXFO, Inc.	60,487	156,880
*	Kinaxis, Inc.	136,174	10,536,479
*	Photon Control, Inc.	325,194	207,969
	Pivot Technology Solutions, Inc.	27,500	23,058
	Quarterhill, Inc.	951,176	1,142,249
#*	Sierra Wireless, Inc.	261,432	1,476,860
	Vecima Networks, Inc.	6,059	36,252

TOTAL INFORMATION TECHNOLOGY			33,930,120

MATERIALS — (28.8%)
#*	5N Plus, Inc.	548,929	604,590
#	Acadian Timber Corp.	69,938	633,631
	AirBoss of America Corp.	98,662	565,065
*	Alacer Gold Corp.	2,095,350	6,759,674
	Alamos Gold, Inc., Class A	2,519,776	12,658,859

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#*	Alio Gold, Inc.	204,318	$101,629
#	Altius Minerals Corp.	206,564	1,040,673
#*	Americas Gold & Silver Corp.	154,312	234,654
#*	Amerigo Resources, Ltd.	479,200	52,779
*	Argonaut Gold, Inc.	1,095,797	840,944
#*	Asanko Gold, Inc.	949,993	756,052
	B2Gold Corp.	3,977,023	12,038,739
	Caledonia Mining Corp. P.L.C.	540	4,988
*	Canfor Corp.	328,633	1,704,698
#	Canfor Pulp Products, Inc.	186,015	670,146
#*	Capstone Mining Corp.	2,889,855	913,796
	Cascades, Inc.	531,370	4,746,195
#*	Centerra Gold, Inc.	1,571,593	9,347,144
#*	China Gold International Resources Corp., Ltd.	1,668,100	663,779
#*	Copper Mountain Mining Corp.	972,155	234,870
	Dundee Precious Metals, Inc.	1,302,522	4,109,428
*	Eldorado Gold Corp.	700,703	4,356,676
#*	Endeavour Mining Corp.	442,456	6,291,151
#*	Endeavour Silver Corp.	642,108	862,349
*	Equinox Gold Corp.	39,464	263,597
*	ERO Copper Corp.	32,000	240,347
*	Excellon Resources, Inc.	14,400	5,628
#*	First Majestic Silver Corp.	741,381	4,593,793
#*	First Mining Gold Corp.	749,400	95,852
#*	Fortuna Silver Mines, Inc.	913,292	2,102,655
*	Gold Standard Ventures Corp.	10,700	5,322
#*	Golden Star Resources, Ltd.	455,613	1,165,499
#*	Guyana Goldfields, Inc.	979,918	188,004
	Hudbay Minerals, Inc.	1,419,914	2,683,842
*	IAMGOLD Corp.	2,447,564	5,565,412
#*	Imperial Metals Corp.	346,592	332,480
*	Interfor Corp.	390,279	1,736,052
*	International Tower Hill Mines, Ltd.	13,001	5,358
#	Intertape Polymer Group, Inc.	312,341	2,228,312
*	IPL Plastics, Inc.	4,000	13,217
*	Ivanhoe Mines, Ltd., Class A	3,071,610	5,107,346
	Kirkland Lake Gold, Ltd.	236,255	6,958,550
#	Labrador Iron Ore Royalty Corp.	315,056	3,763,299
#*	Largo Resources, Ltd.	522,593	259,941
#	Lucara Diamond Corp.	2,010,273	578,527
*	Lundin Gold, Inc.	147,709	821,830
*	Major Drilling Group International, Inc.	551,654	1,117,185
*	Mandalay Resources Corp.	464	237
#*	Marathon Gold Corp.	147,500	109,003
	Methanex Corp.	140,382	1,708,764
	Methanex Corp.	4,572	55,641
#*	Mountain Province Diamonds, Inc.	102,431	24,747
#*	New Gold, Inc.	4,111,941	2,132,962
	Norbord, Inc.	212,483	2,513,923
#*	Northern Dynasty Minerals, Ltd.	76,877	29,499
	OceanaGold Corp.	3,784,914	3,630,806
*	Orbite Technologies, Inc.	73,500	7
*	Orla Mining, Ltd.	9,900	14,069
	Osisko Gold Royalties, Ltd.	890,567	6,644,609
#*	Osisko Mining, Inc.	486,477	770,869
#	Pan American Silver Corp.	1,352,081	19,455,438
*	PolyMet Mining Corp.	642,081	155,125
#*	Premier Gold Mines, Ltd.	1,025,549	867,195
#*	Pretium Resources, Inc.	293,903	1,666,430

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#*	Pretium Resources, Inc.	457,478	$2,610,352
#*	Roxgold, Inc.	1,208,860	704,374
*	Sabina Gold & Silver Corp.	1,534,319	1,275,601
#*	Sandstorm Gold, Ltd.	1,134,887	5,685,322
*	Seabridge Gold, Inc.	66,295	618,527
#*	SEMAFO, Inc.	2,017,259	3,913,250
*	SSR Mining, Inc.	785,205	8,955,120
	Stelco Holdings, Inc.	19,400	57,209
	Stella-Jones, Inc.	244,702	5,331,176
*	Stornoway Diamond Corp.	253,946	291
#	Supremex, Inc.	91	101
#*	Taseko Mines, Ltd.	1,417,826	382,842
*	Teranga Gold Corp.	646,498	3,174,377
#*	TMAC Resources, Inc.	93,713	30,632
*	Torex Gold Resources, Inc.	530,696	5,139,904
#*	Trevali Mining Corp.	3,825,789	231,075
#*	Turquoise Hill Resources, Ltd.	1,887,680	737,742
*	Wesdome Gold Mines Ltd.	923,729	4,850,677
	West Fraser Timber Co., Ltd.	241,862	4,612,788
#	Western Forest Products, Inc.	2,516,834	1,126,700
	Winpak, Ltd.	191,806	5,928,772
	Yamana Gold, Inc.	5,974,443	16,599,213

TOTAL MATERIALS.			221,769,926

REAL ESTATE — (3.9%)
	Altus Group, Ltd.	210,753	5,466,130
	Bridgemarq Real Estate Services	43,669	261,586
	Colliers International Group, Inc.	165,544	7,919,010
	DREAM Unlimited Corp., Class A	469,985	3,152,603
	FirstService Corp.	46,557	3,590,113
*	Genesis Land Development Corp.	4,765	4,994
	Information Services Corp.	14,174	145,537
#	Invesque, Inc.	203,166	642,005
*	Mainstreet Equity Corp.	30,149	964,262
#	Melcor Developments, Ltd.	54,040	280,318
	Morguard Corp.	21,682	2,035,085
*	Real Matters, Inc.	42,600	423,790
#	Tricon Capital Group, Inc.	1,014,332	4,966,068

TOTAL REAL ESTATE			29,851,501

UTILITIES — (7.2%)
	Boralex, Inc., Class A	481,967	8,561,909
	Capital Power Corp.	717,720	13,846,442
	Innergex Renewable Energy, Inc.	733,181	9,976,846
#	Just Energy Group, Inc.	590,494	297,911
*	Maxim Power Corp.	92,234	108,141
#	Northland Power, Inc.	9,453	188,684
	Polaris Infrastructure, Inc.	101,122	802,624
#	Superior Plus Corp.	786,210	4,614,577
	TransAlta Corp.	1,784,708	9,333,796
#	TransAlta Renewables, Inc.	740,339	7,822,668

TOTAL UTILITIES.			55,553,598

TOTAL COMMON STOCKS.			647,277,293

RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
#*	Tervita Corp. Warrants 07/19/20	9,964	53

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	MATERIALS — (0.1%)
*	Pan American Silver Corp. Rights 02/22/29	1,876,416	$637,982

	TOTAL RIGHTS/WARRANTS		638,035

	TOTAL INVESTMENT SECURITIES (Cost $1,136,606,662)		647,915,328

			Value†
	SECURITIES LENDING COLLATERAL — (15.7%)
@§	The DFA Short Term Investment Fund	10,467,707	121,090,435

	TOTAL INVESTMENTS — (100.0%) (Cost $1,257,703,498)^^		$769,005,763

Summary of the Series’ investments as of March 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$14,368,271	—	—	$14,368,271
Consumer Discretionary	28,183,689	$1,714,815	—	29,898,504
Consumer Staples	37,911,005	—	—	37,911,005
Energy	65,799,532	—	—	65,799,532
Financials	63,036,013	—	—	63,036,013
Health Care	10,093,433	—	—	10,093,433
Industrials.	85,065,390	—	—	85,065,390
Information Technology	33,930,120	—	—	33,930,120
Materials	221,769,628	298	—	221,769,926
Real Estate	29,851,501	—	—	29,851,501
Utilities	55,553,598	—	—	55,553,598
Rights/Warrants
Energy	—	53	—	53
Materials	—	637,982	—	637,982
Securities Lending Collateral	121,090,435	—	—	121,090,435

TOTAL	$766,652,615	$2,353,148	—	$769,005,763

ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At March 31, 2020, the Trust consisted of eleven operational investment portfolios, of which five The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as variation margin and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At March 31, 2020, the total cost of securities for federal income tax purposes was:

Federal
Tax Cost
The Japanese Small Company Series	$3,224,894
The Asia Pacific Small Company Series	1,753,043
The United Kingdom Small Company Series	1,892,923
The Continental Small Company Series	5,326,778
The Canadian Small Company Series	1,257,703

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Trust’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.